                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-40991
                                                               File No. 811-6322

                                                                             [x]
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.  ____

         Post-Effective Amendment No. _23_                                   [x]

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [x]

         Amendment No. _23_                                                  [x]


                           DELAWARE POOLED TRUST, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


              1818 Market Street, Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             August 31, 1998
                                                                 ---------------

It is proposed that this filing will become effective:

             ___  immediately upon filing pursuant to paragraph (b)

             _X_  on August 31, 1998 pursuant to paragraph (b)

             ___  60 days after filing pursuant to paragraph (a)(1)

             ___  on (date) pursuant to paragraph (a)(1)

             ___  75 days after filing pursuant to paragraph (a)(2)

             ___  on (date) pursuant to paragraph (a)(2) of Rule 485

                      Title of Securities Being Registered

                      The Large-Cap Value Equity Portfolio
                     The Intermediate Fixed Income Portfolio
                         The Aggressive Growth Portfolio
                       The Limited-Term Maturity Portfolio
                       The International Equity Portfolio
                        The Global Fixed Income Portfolio
                    The Small/Mid-Cap Value Equity Portfolio
                    The International Fixed Income Portfolio
                 The Labor Select International Equity Portfolio
                          The High-Yield Bond Portfolio
                The Real Estate Investment Trust Portfolio class
                                REIT Fund A Class
                                REIT Fund B Class
                                REIT Fund C Class
                          REIT Fund Institutional Class
                  The Real Estate Investment Trust Portfolio II
                           The Global Equity Portfolio
                         The Emerging Markets Portfolio
                      The Aggregate Fixed Income Portfolio
                   The Diversified Core Fixed Income Portfolio
                     The International Mid-Cap Sub Portfolio
                      The Small-Cap Growth Equity Portfolio
                         The Growth and Income Portfolio

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 23 to Registration File No. 33-40991 includes the following:


      1.  Facing Page

      2.  Contents Page

      3.  Cross-Reference Sheet

      4.  Part A - Prospectuses

      5.  Part B - Statement of Additional Information

      6.  Part C - Other Information

      7.  Signatures


         The Prospectus (Part A) and Statement of Additional Information (Part
B) contained in this Registration Statement relates to two Registrants: Delaware Pooled Trust, Inc. and Delaware Group Foundation Funds. This Registration Statement contains only one Part C, that of the Registrant.

         A separate Registration Statement, which incorporates by reference the combined Part A and Part B and includes its own Part C, is being filed for Delaware Group Foundation Funds; however this Registration Statement contains only those exhibits which relate to Delaware Pooled Trust, Inc.

                              CROSS-REFERENCE SHEET
                                     PART A

Item No.   Description                                                       Location in Prospectus*/**
--------   -----------                                                       --------------------------
1          Cover Page......................................................  Cover

2          Fund Expenses...................................................  Fund Expenses

3          Condensed Financial Information.................................  Financial Highlights

4          General Description of Registrant ..............................  Investment Objectives,
                                                                             Policies and Risk Considerations

5          Management of the Fund .........................................  Management of the Fund

6          Capital Stock and Other Securities .............................  Dividends and Capital Gains
                                                                             Distributions; Taxes

7          Purchase of Securities Being Offered............................  Cover; Purchase of Shares;
                                                                             Management of the Fund

8          Redemption or Repurchase........................................  Purchase of Shares;
                                                                             Redemption of Shares

9          Legal Proceedings...............................................  None


* Relates to all Portfolios, except REIT Fund A Class, REIT Fund B Class, REIT Fund C Class and REIT Fund Institutional Class of The Real Estate Investment Trust Portfolio and The International Mid-Cap Sub Portfolio which are described in separate prospectuses and are covered by separate cross-reference sheets, which appear next in this filing.

** The Supplement to the Prospectus dated August 17, 1998 is incorporated into this filing by reference to the electronic filing of that Supplement made pursuant to Rule 497(e) on August 17, 1998.

                              CROSS-REFERENCE SHEET
                                     PART A

                                                                                 Location in
Item No.   Description                                                          Prospectuses*
--------   -----------                                                          -------------
                                                                                                        The Real Estate
                                                                                                           Investment
                                                                                                         Trust Portfolio
                                                                              REIT Fund A Class/            REIT Fund
                                                                              REIT Fund B Class/          Institutional
                                                                              REIT Fund C Class               Class

1          Cover Page.....................................................        Cover Page                Cover Page

2          Synopsis.......................................................       Fund Expenses           Fund Expenses

3          Condensed Financial Information................................         Financial                 Financial
           Highlights                                                             Highlights

4          General Description of Registrant .............................        Investment                Investment
                                                                             Objective, Policies       Objective, Policies
                                                                                   and Risk                  and Risk
                                                                                Considerations            Considerations

5          Management of the Fund ........................................        Management                Management
                                                                                  of the Fund               of the Fund

6          Capital Stock and Other Securities ............................   Dividends and Capital     Dividends and Capital
                                                                             Gains Distributions;      Gains Distributions;
                                                                                     Taxes                    Taxes

7          Purchase of Securities Being Offered...........................    Cover; Purchase of        Cover; Purchase of
                                                                              Shares; Management        Shares; Management
                                                                                 of the Fund               of the Fund



 8         Redemption or Repurchase......................................        Purchase of                Purchase of
                                                                                    Shares;                  Shares;
                                                                               Redemption of              Redemption of
                                                                                   Shares                    Shares

 9         Legal Proceedings..............................................          None                      None

---------------
* The Registrant's REIT Fund A Class, B Class and C Class Prospectus and REIT Fund Institutional Class Prospectus dated December 24, 1997, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(c) on January 2, 1998. In addition, the Supplement to the REIT Fund A, B and C Class Prospectus dated May 1, 1998 is incorporated into this filing by reference to the electronic filing of that Supplement made pursuant to Rule 497(e) on May 1, 1998.

                              CROSS-REFERENCE SHEET
                                     PART A

Item No.   Description                                          Location in Prospectus
--------   -----------                                          ----------------------
           The International Mid-Cap Sub Portfolio

1          Cover Page                                           Cover

2          Fund Expenses                                        Fund Expenses

3          Condensed Financial Information                      Financial Highlights

4          General Description of Registrant                    Investment Objectives,
                                                                Policies and Risk Considerations

5          Management of the Fund                               Management of the Fund

6          Capital Stock and Other Securities                   Dividends and Capital Gains
                                                                Distributions; Taxes

7          Purchase of Securities Being Offered                 Cover; Purchase of Shares;
                                                                Management of the Fund

8          Redemption or Repurchase                             Purchase of Shares;
                                                                Redemption of Shares

9          Legal Proceedings                                    None

The International Mid-Cap Sub Portfolio Prospectus dated December 24, 1997, is incorporated into this filing by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on January 2, 1998.

                                     PART B

                                                                Location in Statement
Item No.   Description                                          of Additional Information
--------   -----------                                          -------------------------
           All Portfolios

 10        Cover Page                                           Cover

 11        Table of Contents                                    Table of Contents

 12        General Information and History                      General Information

 13        Investment Objectives and Policies                   Investment Policies, Portfolio
                                                                Techniques and Risk Considerations

 14        Management of the Registrant                         Officers and Directors

 15        Control Persons and Principal Holders
           of Securities                                        Officers and Directors

 16        Investment Advisory and Other Services               Investment Management
                                                                Agreements; Officers and Directors;
                                                                General Information; Financial
                                                                Statements

 17        Brokerage Allocation                                 Trading Practices and
                                                                Brokerage

 18        Capital Stock and Other Securities                   Capitalization and
                                                                Noncumulative Voting (under General
                                                                Information)

 19        Purchase, Redemption and Pricing of
           Securities Being Offered                             Purchasing Shares;
                                                                Determining Net Asset Value;
                                                                Redemption and Repurchase

 20        Tax Status                                           Accounting and Tax Issues;
                                                                Taxes

 21        Underwriters                                         Purchasing Shares

 22        Calculation of Performance Data                      Performance Information

 23        Financial Statements                                 Financial Statements



                                     PART C

Item No.   Description                                        Location in Part C
--------   -----------                                        ------------------

           All Portfolios

 24        Financial Statements and Exhibits................  Item 24

 25        Persons Controlled by or under Common
           Control with Registrant..........................  Item 25

 26        Number of Holders of Securities..................  Item 26

 27        Indemnification..................................  Item 27

 28        Business and Other Connections of
           Investment Adviser...............................  Item 28

 29        Principal Underwriters...........................  Item 29

 30        Location of Accounts and Records.................  Item 30

 31        Management Services..............................  Item 31

 32        Undertakings.....................................  Item 32

The Registrant's REIT Fund A Class, B Class and C Class Prospectus and REIT Fund Institutional Class Prospectus dated December 24, 1997, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(c) on January 2, 1998. In addition, the Supplement to the REIT Fund A, B and C Class Prospectus dated May 1, 1998 is incorporated into this filing by reference to the electronic filing of that Supplement made pursuant to Rule 497(e) on May 1, 1998.

The Supplement to the Prospectus dated August 17, 1998 is incorporated into this filing by reference to the electronic filing of that Supplement made pursuant to Rule 497(e) on August 17, 1998.

The International Mid-Cap Sub Portfolio Prospectus dated December 24, 1997, is incorporated into this filing by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on January 2, 1998.

                    DELAWARE POOLED TRUST

Delaware Pooled Trust, Inc. ("Fund") is an open-end management investment company. This Prospectus offers 19 portfolios (collectively, the "Portfolios," or, individually, a "Portfolio"), which provide no-load investment alternatives for institutional clients and high net-worth individuals. Investors may make investments in only one or in more than one of the following Portfolios:

EQUITY ORIENTED
The Aggressive Growth Portfolio
The Large-Cap Value Equity Portfolio
  (formerly named The Defensive Equity Portfolio)
The Emerging Markets Portfolio
The Global Equity Portfolio
The International Equity Portfolio
The Labor Select International Equity Portfolio
The Real Estate Investment Trust Portfolio
The Real Estate Investment Trust Portfolio II
The Small/Mid-Cap Value Equity Portfolio
  (formerly named The Defensive Equity Small/Mid-Cap Portfolio)
The Small-Cap Growth Equity Portfolio
The Growth and Income Portfolio

FIXED-INCOME ORIENTED
The Aggregate Fixed Income Portfolio
The Diversified Core Fixed Income Portfolio
The Intermediate Fixed Income Portfolio
  (formerly named The Fixed Income Portfolio)
The Global Fixed Income Portfolio
The High-Yield Bond Portfolio
The International Fixed Income Portfolio
The Limited-Term Maturity Portfolio


In addition, investors may make investments in The Asset Allocation Portfolio. That Portfolio is a "fund of funds" which primarily invests in several of the Portfolios of the Fund. The Asset Allocation Portfolio is a series of Delaware Group Foundation Funds ("Foundation Funds") which is also an open-end management investment company. Although The Asset Allocation Portfolio is technically not a Portfolio of the Fund, all references herein to "Portfolio" or "the Fund" shall be deemed to also include The Asset Allocation Portfolio, where appropriate.


The Fund is designed to meet the investment needs of discerning institutional investors and high net-worth individuals who desire experienced investment management and place a premium on personal service.

The High-Yield Bond Portfolio invests up to 100% and The Diversified Core Fixed Income Portfolio invest up to 30% of their respective assets in lower rated fixed-income securities issued by U.S. companies, commonly known as "junk bonds," which involve greater risks, including default risks, than higher rated fixed-income securities. Purchasers should carefully assess these risks before investing in The High-Yield Bond Portfolio and The Diversified Core Fixed Income Portfolio. See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" and "ADDITIONAL INVESTMENT INFORMATION -- HIGH-YIELD, HIGH RISK SECURITIES."

This Prospectus is designed to set forth concisely the information about the Fund that a prospective client should know before investing and it should be retained for future reference. Additional information about the Fund is contained in a Statement of Additional Information dated August 31, 1998, as it may be amended from time to time. That information is incorporated herein by reference and is available without charge upon request from the Fund:


                          Delaware Pooled Trust, Inc.*
                          One Commerce Square
                          2005 Market Street
                          Philadelphia, PA 19103
                          1-800-231-8002

*Correspondence relating to The Asset Allocation Portfolio will be forwarded to Foundations Funds.


In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material we incorporated by reference, and other information regarding registrants that electronically file with the Securities and Exchange Commission.


The Real Estate Investment Trust Portfolio offers five classes of shares. This Prospectus relates only to The Real Estate Investment Trust Portfolio class, which was offered for sale to investors beginning November 3, 1997. The other classes are subject to sales charges and/or other expenses, which may affect their performance. To obtain the Prospectus that relates to such other classes write to Delaware Distributors, L.P. at 1818 Market Street, Philadelphia, PA 19103 or call 1-800-523-1918 for Class A, B and C shares or 1-800-828-5052 for institutional class shares. References to The Real Estate Investment Trust Portfolio in this Prospectus shall mean The Real Estate Investment Trust Portfolio class, unless otherwise noted.

                                TABLE OF CONTENTS

                                     PAGE                                  PAGE
                                     ----                                  ----
 Fund Expenses                               Investment Limitations
 Financial Highlights                        Management of the Fund
 Delaware Pooled Trust Summary               Shareholder Services
 Fund Officers and                           Dividends and Capital Gains
  Portfolio Managers                           Distributions
 Risk Factors                                Taxes
 Investment Objectives, Policies             Valuation of Shares
  and Risk Considerations                    Portfolio Transactions
 Purchase of Shares                          Performance Information
 Redemption of Shares                        General Information
 Additional Investment Information           Appendix A -- Ratings

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                The date of this Prospectus is: August 31, 1998

                                 FUND EXPENSES

The following tables illustrate all expenses and fees that a shareholder of the Fund can expect to incur. The purpose of the tables is to assist the investor in understanding the various expenses that an investor in the Fund will bear directly or indirectly.


With respect to The Asset Allocation Portfolio, The Aggregate Fixed Income Portfolio, The Diversified Core Fixed Income Portfolio, The Limited-Term Maturity Portfolio, The International Fixed Income Portfolio, The Small/Mid-Cap Value Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Growth and Income Portfolio, The Global Equity Portfolio, The Emerging Markets Portfolio and The Real Estate Investment Trust Portfolio II, the amounts set forth below corresponding to the caption "Other Expenses" are based on estimates for the first full fiscal year in which they conduct operations. For The Real Estate Investment Trust Portfolio, "Other Expenses" represent an estimate of the expenses anticipated for the initial fiscal year in which The Real Estate Investment Trust Portfolio class is to be offered. That class of shares was made available for the first time on October 14, 1997. The estimate for the new class' expenses is based on the actual results for the most recently completed fiscal year for the only class offered by the Portfolio prior to October 14, 1997. See "FINANCIAL HIGHLIGHTS." With respect to The Large-Cap Value Equity Portfolio, The Aggressive Growth Portfolio, The International Equity Portfolio, The Intermediate Fixed Income Portfolio, The High-Yield Bond Portfolio, The Global Fixed Income Portfolio and The Labor Select International Equity Portfolio, the amounts set forth below corresponding to the caption "Other Expenses" are based on actual results for the Portfolios' most recently completed fiscal year.

                                     The
                                     Large-Cap    The
                                     Value        Aggressive    The International
Shareholder Transaction              Equity       Growth        Equity
Expenses                             Portfolio    Portfolio     Portfolio
-----------------------------------  -----------  ------------  -------------------
Sales Charge Imposed on Purchases    None         None          None
Sales Charge Imposed on
 Reinvested Dividends                None         None          None
Redemption Fees                      None         None          None
Exchange Fees                        None         None          None



                                     The             The          The
                                     Intermediate    Limited-     Global       The International
                                     Fixed           Term         Fixed        Fixed
Shareholder Transaction              Income          Maturity     Income       Income
Expenses                             Portfolio       Portfolio    Portfolio    Portfolio
-----------------------------------  --------------  -----------  -----------  ------------------
Sales Charge Imposed on Purchases    None            None         None         None
Sales Charge Imposed on
 Reinvested Dividends                None            None         None         None
Redemption Fees                      None            None         None         None
Exchange Fees                        None            None         None         None

--------------------------------------------------------------------------------

                                      The
                                      Large-Cap    The           The
Annual Fund Operating                 Value        Aggressive    International
Expenses (as a percentage             Equity       Growth        Equity
of average net assets)                Portfolio    Portfolio     Portfolio
------------------------------------  -----------  ------------  ---------------
Investment Advisory Fees After
 Voluntary Waiver and Payment           0.54%*       0.33%*        0.75%*
12b-1 Fees                              None         None          None
Other Expenses                          0.12%        0.60%         0.18%
                                      ------       ------        ------
Total Fund Operating Expenses
 After Voluntary Waiver and Payment     0.66%*       0.93%*        0.93%*
                                      ======       ======        ======



                                      The                             The          The
                                      Intermediate    The Limited-    Global       International
Annual Fund Operating                 Fixed           Term            Fixed        Fixed
Expenses (as a percentage             Income          Maturity        Income       Income
of average net assets)                Portfolio       Portfolio       Portfolio    Portfolio
------------------------------------  --------------  --------------  -----------  --------------
Investment Advisory Fees After
 Voluntary Waiver and Payment           0.09%*          0.22%*          0.45%*       0.24%*
12b-1 Fees                              None            None            None         None
Other Expenses                          0.44%           0.21%           0.15%        0.36%
                                      ------          ------          ------       ------
Total Fund Operating Expenses
 After Voluntary Waiver and Payment     0.53%*          0.43%*          0.60%*       0.60%*
                                      ======          ======          ======       ======

* The above information for The Large-Cap Value Equity Portfolio, The Aggressive Growth Portfolio, The International Equity Portfolio, The Intermediate Fixed Income Portfolio and The Global Fixed Income Portfolio reflects the expenses these Portfolios incurred for the Fund's fiscal year ended October 31, 1997. For The Limited-Term Maturity Portfolio, which has not yet commenced operations, "Other Expenses" are based on estimates for its first full year of operations. The International Fixed Income Portfolio did not sell shares publicly until April 11, 1997; consequently, "Other Expenses" for this Portfolio are based on estimated amounts derived from The Global Fixed Income Portfolio assuming the voluntary waiver of fees in effect.

     With respect to The Large-Cap Value Equity Portfolio, The Aggressive Growth Portfolio, The Intermediate Fixed Income Portfolio and The Limited-Term Maturity Portfolio, Delaware Management Company ("Delaware"), the investment adviser for these Portfolios, has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fees payable by a Portfolio and to pay a Portfolio's expenses to the extent necessary to ensure that "Total Fund Operating Expenses" of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, 0.68%, 0.93%, 0.53% and 0.43%, respectively, during the period from November 1, 1997 through October 31, 1998. In the absence of such voluntary waivers and payments, "Investment Advisory Fees" (as a percentage of net assets) would have been, or are estimated to be, 0.55%, 0.80%, 0.40% and 0.30%, respectively, and "Total Fund Operating Expenses" (as a percentage of average net assets) would have been, or are estimated to be, 0.67%, 1.40%, 0.84% and 0.51%, respectively, for The Large-Cap Value Equity, The Aggressive Growth, The Intermediate Fixed Income and The Limited-Term Maturity Portfolios.

     Similarly, Delaware International Advisers Ltd. ("Delaware International"), the investment adviser to The International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio, has elected voluntarily to waive that portion, if any, of its annual Investment Advisory Fees and to pay the Portfolio's expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, 0.96%, 0.60% and 0.60%, respectively, during the period from November 1, 1997 through October 31, 1998. In the absence of such voluntary waivers and payments, "Investment Advisory Fees" (as a percentage of net assets) would have been 0.50% and 0.50%, respectively, and "Total Fund Operating Expenses" (as a percentage of average net assets) would have been 0.65%, and 0.86%, respectively for The Global Fixed Income and The International Fixed Income Portfolios. The actual "Total Operating Expenses" of The International Equity Portfolio were 0.93% for the fiscal year ended October 31, 1997 and therefore the voluntary waiver and payment noted above was not triggered.


                                        The          The          The
                           The          Labor        Real         Real
                           Small/       Select       Estate       Estate          The
                           Mid-Cap      Inter-       Invest-      Invest-         High-
Shareholder                Value        national     ment         ment            Yield
Transaction                Equity       Equity       Trust        Trust           Bond
Expenses                    Portfolio   Portfolio     Portfolio    Portfolio II    Portfolio
-------------------------  -----------  -----------  -----------  --------------  -----------
Sales Charge Imposed
 on Purchases              None         None         None         None            None
Sales Charge Imposed
 on Reinvested Dividends   None         None         None         None            None
Purchase Reimbursement
 Fees*                     None         None         None         None            None
Redemption Reimbursement
 Fees*                     None         None         None         None            None
Exchange Fees              None         None         None         None            None




                                                                  The
                                                                  Diver-                       The
                                        The                       sified                       Small-       The
                           The          Aggregate    The          Core         The             Cap          Growth
Shareholder                Global       Fixed        Emerging     Fixed        Asset           Growth       and
Transaction                Equity       Income       Markets      Income       Allocation      Equity       Income
Expenses                    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio***    Portfolio    Portfolio
-------------------------  -----------  -----------  -----------  -----------  --------------  -----------  ----------
Sales Charge Imposed
 on Purchases              None         None         None         None         None            None         None
Sales Charge Imposed
 on Reinvested Dividends   None         None         None         None         None            None         None
Purchase Reimbursement
 Fees*                     0.40%        None         0.75%        None         None            None         None
Redemption Reimbursement
 Fees*                     0.30%        None         0.75%        None         None            None         None
Exchange Fees              None         None         None         None         None            None         None

--------------------------------------------------------------------------------

                             The             The             The             The
                             Small/          Labor           Real            Real
Annual Fund                  Mid-            Select          Estate          Estate          The
Operating                    Cap             Inter-          Invest-         Invest-         High-
Expenses (as                 Value           national        ment            ment            Yield
a percentage of              Equity          Equity          Trust           Trust           Bond
average net assets)          Portfolio       Portfolio       Portfolio       Portfolio II    Portfolio
---------------------------  --------------  --------------  --------------  --------------  --------------
Investment Advisory Fees
 After Voluntary Waiver and
 Payment                       0.35%**         0.57%**         0.55%**         0.55%**         0.25%**
12b-1 Fees                     None            None            None            None            None
Other Expenses                 0.54%           0.32%           0.31%           0.31%           0.34%
                             ------          ------          ------          ------          ------
Total Fund Operating
 Expenses After Voluntary
 Waiver and Payment            0.89%**         0.89%**         0.86%**         0.86%**         0.59%**
                             ======          ======          ======          ======          ======


                                                                             The
                                             The                             Diver-                          The
Annual Fund                                  Aggre-                          sified                          Small-
Operating                    The             gate            The             Core            The             Cap
Expenses (as                 Global          Fixed           Emerging        Fixed           Asset           Growth
a percentage of              Equity          Income          Markets         Income          Allocation      Equity
average net assets)          Portfolio       Portfolio       Portfolio       Portfolio       Portfolio***    Portfolio
---------------------------  --------------  --------------  --------------  --------------  --------------  --------------
Investment Advisory Fees
 After Voluntary Waiver and
 Payment                      0.00%**         0.03%**         0.72%**         0.22%**         0.00%**         0.64%**
12b-1 Fees                    None            None            None            None            None            None
Other Expenses                0.96%           0.50%           0.83%           0.35%           0.15%           0.25%
                            ------          ------          ------          ------          ------          ------
Total Fund Operating
 Expenses After Voluntary
 Waiver and Payment           0.96%**         0.53%**         1.55%**         0.57%**         0.15%**         0.89%**
                            ======          ======          ======          ======          ======          ======



Annual Fund                        The
Operating                        Growth
Expenses (as                       and
a percentage of                  Income
average net assets)             Portfolio
---------------------------  --------------
Investment Advisory Fees
 After Voluntary Waiver and
 Payment                       0.34%**
12b-1 Fees                     None
Other Expenses                 0.34%
                             ------
Total Fund Operating
 Expenses After Voluntary
 Waiver and Payment            0.68%**
                             ======

* A purchase reimbursement fee and a redemption reimbursement fee each equal to 0.75% (as a percentage of the dollar amount purchased or redeemed, as the case may be) are assessed against investors in shares of The Emerging Markets Portfolio. For The Global Equity Portfolio those fees are 0.40% for purchases and 0.30% for redemptions. Both fees are paid to the Portfolio that assess them. These fees are designed to reflect an approximation of the brokerage and related transaction costs associated with the investment of an investor's purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which The Emerging Markets Portfolio or The Global Equity Portfolio (and, indirectly, the Portfolio's existing shareholders) would have to bear such costs. In lieu of the purchase reimbursement fee, investors in The Global Equity Portfolio may elect to invest by a contribution of securities or follow procedures that have the same economic effect as such a contribution. See "HOW TO INVEST," "PURCHASE OF SHARES," "HOW TO REDEEM," "REDEMPTION OF SHARES" and "PURPOSE OF REIMBURSEMENT FEES -- THE EMERGING MARKETS AND THE GLOBAL EQUITY PORTFOLIOS."


** The above information for The Labor Select International Equity Portfolio and The High-Yield Bond Portfolio reflects the expenses the Portfolios incurred for the Fund's fiscal year ended October 31, 1997. Since The Small/Mid-Cap Value Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Aggregate Fixed Income Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio had not commenced operations as of October 31, 1997; the Fund did not commence selling shares of The Real Estate Investment Trust Portfolio until November 4, 1997; the Fund did not commence selling shares of The Global Equity Portfolio until October 15, 1997; and The Emerging Markets Portfolio did not sell shares until April 14, 1997, "Other Expenses" is based on estimated amounts each Portfolio expects to pay during their first full fiscal year of operations. For The Real Estate Investment Trust Portfolio and The Real Estate Investment Trust Portfolio II, "Other Expenses" are estimates based on the expenses incurred by the REIT Fund A Class, absent 12b-1 expenses, which is the original class of shares of The Real Estate Investment Trust Portfolio for the Fund's fiscal year ended October 31, 1997. Such original class of shares, like The Real Estate Investment Trust Portfolio class being offered in this Prospectus, carried no front-end sales charge and was not subject to Rule 12b-1 expenses. Effective October 14, 1997, that original class was redesignated REIT Fund A Class, which is offered by a separate prospectus.

     With respect to The Small/Mid-Cap Value Equity Portfolio, The High-Yield Bond Portfolio, The Aggregate Fixed Income Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio, Delaware, the investment adviser to these Portfolios, has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fee payable by each such Portfolio and to pay such Portfolio's expenses to the extent necessary to ensure that "Total Operating Expenses" of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, 0.89%, 0.59%, 0.53%, 0.57%, 0.15%, 0.89% and 0.68%, respectively, during the period from the commencement of the public offering of such Portfolio through October 31, 1998 for The Small/Mid-Cap Value Equity Portfolio, The High-Yield Bond Portfolio, The Aggregate Fixed Income Portfolio and The Diversified Core Fixed Income Portfolio and during the commencement of the public offering of such Portfolio through April 30, 1999 for The Asset Allocation Portfolio, The Small-Cap Growth Equity Porfolio and The Growth and Income Portfolio. With respect to The Real Estate Investment Trust Portfolio and The Real Estate Investment Trust Portfolio II, the voluntary waiver and commitment to pay expenses would limit the relevant expenses to 0.86% through October 31, 1998. The expense cap for The Real Estate Investment Trust Portfolio through October 14, 1997 was 0.89%. In the absence of such voluntary waivers and payments, "Investment Advisory Fees" (as a percentage of average net assets) would be 0.75%, 0.45%, 0.75%, 0.40%, 0.43%, 0.05%,
     0.75% and 0.55% and "Total Fund Operating Expenses" (as a percentage of average net assets) would have been or are estimated to be 1.29%, 0.79%, 1.06%, 0.90%, 0.78%, 0.28%, 1.00% and 0.89%, respectively, for The
     Small/Mid-Cap Value Equity Portfolio, The High-Yield Bond Portfolio, The Real Estate Investment Trust Portfolio II, The Aggregate Fixed Income Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio; for The Real Estate Investment Trust Portfolio, "Investment Advisory Fees" (as a percentage of average daily net assets) are estimated to be 0.75% and"Total Fund Operating Expenses" are estimated to be 1.23%, based on the original class' data, adjusted to reflect an anticipated increase in shareholder service and other expenses.


     Similarly, Delaware International, the investment adviser to The Labor Select International Equity Portfolio, The Global Equity Portfolio and The Emerging Markets Portfolio, has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fee payable by each such Portfolio and to pay such Portfolio's expenses to the extent necessary to ensure that "Total Operating Expenses" of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, 0.96%, 0.96% and 1.55%, respectively, during the period from the commencement of the public offering of the Portfolio through October 31, 1998. Separately, with respect to The Emerging Markets Portfolio, Delaware International has elected voluntarily to limit its annual Investment Advisory Fee to no more than 1.00% of the Portfolio's average daily net assets during the period from October 1, 1997 through October 31, 1998. The effect of the current fee waiver with respect to "Total Operating Expenses" and the 1.00% fee limitation set forth in the preceding two sentences with respect to The Emerging Markets Portfolio is that the annual Investment Advisory Fee paid to Delaware International on behalf of that Portfolio will be an amount equal to the lesser of 1.00% or the amount necessary to limit "Total Operating Expenses" of the Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) to no more than 1.55% of average net assets, on an annualized basis. Delaware International has also voluntarily agreed that the annual Investment Advisory Fee payable to Delaware International on behalf of The Emerging Markets Portfolio will not exceed 1.00% unless shareholders of the Portfolio have been notified of the change to the 1.00% fee limitation at least one year in advance of such increase. In the absence of such voluntary waivers and payments, "Investment Advisory Fees" (as a percentage of average net assets) would be 0.75%, 0.75% and 1.20%, respectively, and "Total Fund Operating Expenses" (as a percentage of average net assets) would have been, or are estimated to be, 1.06%, 2.95% and 2.02%, respectively, for The Labor Select International Equity Portfolio, The Global Equity Portfolio and The Emerging Markets Portfolio.

                                    *  *  *


See "MANAGEMENT OF THE FUND" for additional information regarding expense caps for each Portfolio.

*** The Asset Allocation Portfolio, as a shareholder in the Portfolios of the Fund, will indirectly bear its proportionate share of any management fees and other expenses paid by the Portfolios of the Fund. These fees and expenses, which are embedded in the prices of the Portfolios of the Fund shares purchased by The Asset Allocation Portfolio, are in addition to the fees and expenses of The Asset Allocation Portfolio set forth above. The average aggregate total operating expenses of the Portfolios of the Fund are estimated to be 0.73%, based on the actual operating expenses of the Portfolios of the Fund for the most recent fiscal year and the following static asset allocation assumptions: The Aggressive Growth Portfolio - 25%; The Large-Cap Value Equity Portfolio - 25%; The International Equity Portfolio - 15%; The High-Yield Bond Portfolio - 10%; and The Aggregate Fixed Income Portfolio - 25%. Actual expenses will differ depending on the actual asset allocations among the Portfolios of the Fund in effect from time to time.

The following example illustrates the expenses that you would incur on a $1,000 investment, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. The following examples also assume the voluntary waiver of the management fee and/or other payments of expenses by the investment adviser as discussed in this Prospectus. For The Emerging Markets and The Global Equity Portfolios, the expenses include the purchase reimbursement and redemption reimbursement fees payable to the Portfolios. No other Portfolio charges these fees.



                                                   1 year     3 years     5 years    10 years
                                                 ---------  ----------   ---------   ---------
The Large-Cap Value Equity Portfolio               $ 7        $21            $37        $ 82
The Aggressive Growth Portfolio                      9         30             51         114
The International Equity Portfolio                   9         30             51         114
The Labor Select International Equity Portfolio      9         28             49         110
The Intermediate Fixed Income Portfolio              5         17             30          66
The High-Yield Bond Portfolio                        6         19             33          74
The Limited-Term Maturity Portfolio                  4         14             24          54
The Global Fixed Income Portfolio                    6         19             33          75
The International Fixed Income Portfolio             6         19             33          75


                                                   1 year    3 years
                                                 ---------  ---------
The Small/Mid-Cap Value Equity Portfolio*          $ 9        $28
The Global Equity Portfolio*                        17         37
The Real Estate Investment Trust Portfolio**         9         27
The Real Estate Investment Trust Portfolio II**      9         27
The Emerging Markets Portfolio*                     31         64
The Aggregate Fixed Income Portfolio*                5         17
The Diversified Core Fixed Income Portfolio*         6         18
The Asset Allocation Portfolio*                      2          5
The Small-Cap Growth Equity Portfolio*               9         28
The Growth and Income Portfolio*                     7         22


For The Emerging Markets and The Global Equity Portfolios, the only Portfolios subject to a redemption reimbursement fee, you would pay the following expenses on the same investment, assuming no redemption:



                                   1 year    3 years
                                  --------  --------
The Emerging Markets Portfolio       $23       $56
The Global Equity Portfolio           14        34

 * Assumes net assets of each Portfolio equal to $75 million.
** Based upon the expenses incurred by the original class of shares of The Real
   Estate Investment Trust Portfolio, which has been redesignated REIT Fund A Class of shares, absent front-end sales charges and 12b-1 expenses, for the Fund's fiscal year ended October 31, 1997. REIT Fund A Class carried no front-end sales charges or Rule 12b-1 distribution fees through October 14, 1997 and is offered by a separate prospectus.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                              FINANCIAL HIGHLIGHTS


The following financial highlights for the periods ended on or before October 31, 1997 are derived from the financial statements of Delaware Pooled Trust, Inc. for The Large-Cap Value Equity Portfolio (formerly known as The Defensive Equity Portfolio), The Aggressive Growth Portfolio, The International Equity Portfolio, The Global Fixed Income Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The Intermediate Fixed Income Portfolio (formerly known as The Fixed Income Portfolio), The High-Yield Bond Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio and The Global Equity Portfolio and are incorporated by reference into the Statement of Additional Information, and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements and related notes. Further information about the performance of these Portfolios is contained in their Annual Report.



Unaudited financial highlights for the period ended April 30, 1998 are also provided below for each Portfolio other than The Limited-Term Maturity, The Asset Allocation Portfolio, The Small-Cap Growth Equity and The Growth and Income Portfolios. The data should be read in conjunction with the financial statements and related notes for the period ended April 30, 1998, all of which are incorporated by reference into the Statement of Additional Information. Further information about the performance of these Portfolios is contained in their Semi-Annual Report.


The Annual Report (which includes related notes and the report of Ernst & Young
LLP), the Semi-Annual Report and the Statement of Additional Information may be obtained from the Fund upon request at no charge.


As of the date of this Prospectus, The Limited-Term Maturity Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio have sold no shares to public investors and, thus, financial highlights are not provided for these Portfolios.



                                                              The Large-Cap Value Equity Portfolio(1)
                                 ------------------------------------------------------------------------------------------------
                                   Unaudited
                                    Period                                                                              Period
                                    11/1/97                                                                             2/3/92(3)
                                    through                                 Year ended                                  through
                                   4/30/98(2)    10/31/97      10/31/96      10/31/95      10/31/94      10/31/93      10/31/92
Net Asset Value, Beginning
 of Period ....................    $ 18.530      $ 16.460      $ 14.660     $  13.080     $  12.730     $  10.660     $  10.000
                                   --------      --------      --------     ---------     ---------     ---------     ---------
Income From Investment Operations
---------------------------------
Net Investment Income .........       0.163         0.381         0.440         0.430         0.320         0.284         0.229
Net Gains (Losses) on
 Securities (both realized
 and unrealized) ..............       2.967         3.599         2.960         1.980         0.653         2.316         0.511
                                   --------      --------      --------     ---------     ---------     ---------     ---------
 Total from Investment
   Operations .................       3.130         3.980         3.400         2.410         0.973         2.600         0.740
                                   --------      --------      --------     ---------     ---------     ---------     ---------
Less Dividends and Distributions
--------------------------------
Dividends (from net
 investment income) ...........     ( 0.300)      ( 0.410)      ( 0.440)      ( 0.340)      ( 0.280)      ( 0.320)      ( 0.080)
Distributions (from capital
 gains) .......................     ( 2.700)      ( 1.500)      ( 1.160)      ( 0.490)      ( 0.343)      ( 0.210)         none
                                   --------      --------      --------     ---------     ---------     ---------     ---------
 Total Dividends and
   Distributions ..............     ( 3.000)      ( 1.910)      ( 1.600)      ( 0.830)      ( 0.623)      ( 0.530)      ( 0.080)
                                   --------      --------      --------     ---------     ---------     ---------     ---------
Net Asset Value, End of
 Period .......................    $ 18.660      $ 18.530      $ 16.460     $  14.660     $  13.080     $  12.730     $  10.660
                                   ========      ========      ========     =========     =========     =========     =========
--------------------------

Total Return ..................       18.57%(4)     26.73%(4)     24.87%(4)     19.77%(4)      7.96%(4)     25.17%(4)     10.13%(4)
------------

--------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (000's omitted) ..............    $ 94,042      $ 81,102      $ 67,179     $  51,947     $  37,323     $  13,418     $   4,473
Ratio of Expenses to
 Average Daily Net Assets......        0.67%         0.66%         0.67%         0.68%         0.68%         0.68%         0.68%
Ratio of Expenses to
 Average Daily Net Assets
 Prior to Expense
 Limitations ..................        0.69%         0.67%         0.70%         0.71%         0.82%         1.38%         2.38%
Ratio of Net Investment
 Income to Average Daily
 Net Assets ...................        1.85%         2.15%         2.85%         3.33%         3.26%         2.90%         3.65%
Ratio of Net Investment
 Income to Average Daily
 Net Assets Prior to
 Expense Limitations ..........        1.83%         2.14%         2.83%         3.30%         3.12%         2.20%         1.95%
Portfolio Turnover Rate .......          92%           73%           74%           88%           73%           37%           28%
Average Commission Rate
 Paid(5).......................   $  0.0600     $  0.0600     $  0.0600           N/A           N/A           N/A           N/A

--------------
(1) Formerly known as The Defensive Equity Portfolio.
(2) Ratios have been annualized but total return has not been annualized.
(3) Date of initial sale; ratios and total return have been annualized.
(4) Total return reflects the expense limitations referenced in Fund Expenses.
(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.



                                          The Aggressive Growth Portfolio
                                 -------------------------------------------------
                                    Unaudited
                                      Period
                                     11/1/97
                                     through
                                     4/30/98(1)       10/31/97         10/31/96
Net Asset Value, Beginning
 of Period ....................     $  13.680        $  14.570        $  12.860
                                    ---------        ---------        ---------
Income From Investment Operations
---------------------------------
Net Investment Income
 (Loss) .......................       ( 0.024)         ( 0.117)         ( 0.019)
Net Gains (Losses) on
 Securities (both realized
 and unrealized) ..............         0.974            1.607            2.392
                                   ----------       ----------       ----------
 Total from Investment
   Operations .................         0.950            1.490            2.373
                                   ----------       ----------       ----------
Less Dividends and Distributions
--------------------------------
Dividends (from net
 investment income) ...........          none             none          ( 0.043)
Distributions (from capital
 gains) .......................       ( 6.240)         ( 2.380)         ( 0.620)
                                   ----------       ----------       ----------
 Total Dividends and
   Distributions ..............       ( 6.240)         ( 2.380)         ( 0.663)
                                   ----------       ----------       ----------
Net Asset Value, End of
 Period .......................    $    8.390       $   13.680        $  14.570
                                   ==========       ==========       ==========
--------------------------

Total Return ..................         14.12%(3)        11.84%(3)        19.19%(3)
------------

--------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (000's omitted) ..............    $    5,629       $   10,317       $   28,526
Ratio of Expenses to
 Average Daily Net Assets......          0.93%            0.93%            0.90%
Ratio of Expenses to
 Average Daily Net Assets
 Prior to Expense
 Limitations ..................          2.13%            1.40%            1.01%
Ratio of Net Investment
 Income (Loss) to Average
 Daily Net Assets .............        ( 0.13%)         ( 0.29%)         ( 0.18%)
Ratio of Net Investment
 Income (Loss) to Average
 Daily Net Assets Prior to
 Expense Limitations ..........        ( 1.33%)         ( 0.76%)         ( 0.29%)
Portfolio Turnover Rate .......           163%             117%              95%
Average Commission Rate
 Paid(4) ......................    $   0.0600       $   0.0600       $   0.0600




                                                  The Aggressive Growth Portfolio
                                 -----------------------------------------------------------------
                                                                                       Period
                                                                                     2/27/92(2)
                                  Year ended                                          through
                                   10/31/95        10/31/94         10/31/93          10/31/92
Net Asset Value, Beginning
 of Period ....................   $  11.010      $   11.200       $    9.040       $    10.000
                                  ---------      ----------       ----------       -----------
Income From Investment Operations
---------------------------------
Net Investment Income
 (Loss) .......................       0.043           0.008            0.018             0.017
Net Gains (Losses) on
 Securities (both realized
 and unrealized) ..............       2.055           0.032            2.159           ( 0.977)
                                  ---------      ----------       ----------       ------------
 Total from Investment
   Operations .................       2.098           0.040            2.177           ( 0.960)
                                  ---------      ----------       ----------       ------------
Less Dividends and Distributions
--------------------------------
Dividends (from net
 investment income) ...........     ( 0.012)        ( 0.020)         ( 0.017)             none
Distributions (from capital
 gains) .......................     ( 0.236)        ( 0.210)            none              none
                                  ---------      ----------       ----------       ------------
 Total Dividends and
   Distributions ..............     ( 0.248)        ( 0.230)         ( 0.017)             none
                                  ---------      ----------       ----------       ------------
Net Asset Value, End of
 Period .......................   $  12.860      $   11.010       $   11.200       $     9.040
                                  =========      ==========       ==========       ============

--------------------------

Total Return ..................       19.61%(3)        0.34%(3)        24.10%(3)         (13.89%)(3)
------------

--------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (000's omitted) ..............   $  29,092      $   22,640       $   20,478       $      4,538
Ratio of Expenses to
 Average Daily Net Assets......        0.93%           0.93%            0.93%              0.93%
Ratio of Expenses to
 Average Daily Net Assets
 Prior to Expense
 Limitations ..................        1.08%           1.17%            1.40%              2.56%
Ratio of Net Investment
 Income (Loss) to Average
 Daily Net Assets .............        0.37%           0.07%            0.23%              0.28%
Ratio of Net Investment
 Income (Loss) to Average
 Daily Net Assets Prior to
 Expense Limitations ..........        0.22%          (0.17%)          (0.24%)            (1.35%)
Portfolio Turnover Rate .......          64%             43%              81%                34%
Average Commission Rate
 Paid(4) ......................         N/A             N/A              N/A                N/A

--------------
(1) Ratios have been annualized but total return has not been annualized.
(2) Date of initial sale; ratios and total return have been annualized.
(3) Total return reflects the expense limitations referenced in Fund Expenses.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.



                                   The International Equity Portfolio
                               -------------------------------------------
                                 Unaudited
                                   Period
                                  11/1/97
                                  through
                                 4/30/98(1)     10/31/97       10/31/96
Net Asset Value, Beginning
 of Period ..................    $ 15.860       $ 14.780       $ 13.120
                                 --------       --------       --------
Income From Investment Operations
---------------------------------
Net Investment Income .......       0.135          0.329          0.506
Net Gains (Losses) on
 Securities (both realized
 and unrealized) ............       1.605          1.271          1.794
                                 --------       --------       --------
 Total from Investment
   Operations ...............       1.740          1.600          2.300
                                 --------       --------       --------
Less Dividends and Distributions
--------------------------------
Dividends (from net
 investment income) .........      (0.550)       ( 0.520)        (0.490)
Distributions (from capital
 gains) .....................      (0.150)          none         (0.150)
                                 --------       --------       --------
 Total Dividends and
   Distributions ............      (0.700)       ( 0.520)        (0.640)
                                 --------       --------       --------
Net Asset Value, End of
 Period .....................    $ 16.900       $ 15.860       $ 14.780
                                 ========       ========       ========

--------------------------

Total Return ................       11.33%         11.01%         18.12%
------------

--------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (000's omitted) ............    $600,362      $ 500,196      $ 299,950
Ratio of Expenses to
 Average Daily Net Assets....        0.91%          0.93%          0.89%
Ratio of Expenses to
 Average Daily Net Assets
 Prior to Expense
 Limitations ................        0.91%          0.93%          0.89%
Ratio of Net Investment
 Income to Average Daily
 Net Assets .................        1.70%          2.21%          4.36%
Ratio of Net Investment
 Income to Average Daily
 Net Assets Prior to
 Expense Limitations ........        1.70%          2.21%          4.36%
Portfolio Turnover Rate .....           5%             8%             8%
Average Commission Rate
 Paid(4).....................   $  0.0076      $  0.0217      $  0.0198




                                          The International Equity Portfolio
                               ---------------------------------------------------------
                                                                              Period
                                                                            2/4/92(2)
                                 Year ended                                   through
                                  10/31/95      10/31/94      10/31/93       10/31/92
Net Asset Value, Beginning
 of Period ..................    $ 13.110      $  11.990     $   9.500      $  10.000
                                 --------      ---------     ---------      ---------
Income From Investment Operations
---------------------------------
Net Investment Income .......       0.475          0.144         0.241          0.228
Net Gains (Losses) on
 Securities (both realized
 and unrealized) ............       0.001          1.236         2.569        ( 0.628)
                                 --------      ---------     ---------     ----------
 Total from Investment
   Operations ...............       0.476          1.380         2.810        ( 0.400)
                                 --------      ---------     ---------     ----------
Less Dividends and Distributions
--------------------------------
Dividends (from net
 investment income) .........     ( 0.170)       ( 0.160)      ( 0.320)       ( 0.100)
Distributions (from capital
 gains) .....................     ( 0.296)       ( 0.100)         none           none
                                 --------      ---------     ---------     ----------
 Total Dividends and
   Distributions ............     ( 0.466)       ( 0.260)      ( 0.320)       ( 0.100)
                                 --------      ---------     ---------     ----------
Net Asset Value, End of
 Period .....................    $ 13.120      $  13.110     $  11.990     $    9.500
                                 ========      =========     =========     ==========
--------------------------

Total Return ................        3.91%        11.66%(3)     30.28%(3)      ( 5.44%)(3)
------------

--------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (000's omitted) ............    $156,467      $  70,820     $  24,288     $    5,966
Ratio of Expenses to
 Average Daily Net Assets....        0.90%          0.94%         0.96%          0.96%
Ratio of Expenses to
 Average Daily Net Assets
 Prior to Expense
 Limitations ................        0.90%          0.97%         1.38%          2.94%
Ratio of Net Investment
 Income to Average Daily
 Net Assets .................        4.81%          1.36%         2.98%          4.67%
Ratio of Net Investment
 Income to Average Daily
 Net Assets Prior to
 Expense Limitations ........        4.81%          1.33%         2.56%          2.69%
Portfolio Turnover Rate .....          20%            22%           28%             2%
Average Commission Rate
 Paid(4).....................          N/A            N/A           N/A            N/A

--------------
(1) Ratios have been annualized but total return has not been annualized.
(2) Date of initial sale; ratios and total return have been annualized.
(3) Total return reflects the expense limitations referenced in Fund Expenses.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.


                                                                    The Global Fixed Income Portfolio
                                          --------------------------------------------------------------------------------------
                                             Unaudited
                                              Period                                                                   Period
                                              11/1/97                                                                 11/30/92(2)
                                              through                                    Year ended                    through
                                            4/30/98(1)       10/31/97       10/31/96      10/31/95      10/31/94      10/31/93
Net Asset Value, Beginning of
 Period ................................   $   11.220       $ 11.620       $ 11.040      $   9.790     $  11.090     $  10.000
                                           ---------        --------       --------      ---------     ---------     ---------
Income From Investment Operations
---------------------------------
Net Investment Income ..................        0.303          0.721          0.777          0.736         0.419         0.955
Net Gains (Losses) on Securities
 (both realized and unrealized) ........      ( 0.316)       ( 0.116)         0.725          0.924       ( 0.193)        0.743
                                           ----------       --------       --------      ---------     ---------     ---------
 Total from Investment Operations.......      ( 0.013)         0.605          1.502          1.660         0.226         1.698
                                           ----------       --------       --------      ---------     ---------     ---------
Less Dividends and Distributions
-----------------------------------------
Dividends (from net investment
 income) ...............................      ( 0.450)       ( 0.835)       ( 0.720)       ( 0.410)      ( 0.949)      ( 0.608)
Distributions (from capital gains) .....      ( 0.177)       ( 0.170)       ( 0.202)          none       ( 0.577)         none
                                           ----------       --------       --------      ---------     ---------     ---------
 Total Dividends and Distributions......      ( 0.627)       ( 1.005)       ( 0.922)       ( 0.410)      ( 1.526)      ( 0.608)
                                           ----------       --------       --------      ---------     ---------     ---------
Net Asset Value, End of Period .........   $   10.580       $ 11.220       $ 11.620      $  11.040     $   9.790     $  11.090
                                           ==========       ========       ========      =========     =========     =========
--------------------------

Total Return ...........................       ( 0.04%)(3)      5.59%(3)      16.40%(3)      17.38%(3)      2.07%(3)     18.96%(3)
------------
--------------------------
Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's
 omitted) ..............................   $  534,418       $431,076       $252,068      $  99,161     $  42,266     $  29,313
Ratio of Expenses to Average Daily
 Net Assets ............................         0.60%          0.60%          0.60%          0.60%         0.62%         0.62%
Ratio of Expenses to Average Daily
 Net Assets Prior to Expense
 Limitations ...........................         0.63%          0.65%          0.66%          0.68%         0.76%         0.88%
Ratio of Net Investment Income to
 Average Daily Net Assets ..............         5.69%          6.28%          8.52%          6.73%         3.62%        10.68%
Ratio of Net Investment Income to
 Average Daily Net Assets Prior to
 Expense Limitations ...................         5.66%          6.23%          8.46%          6.65%         3.48%        10.42%
Portfolio Turnover Rate ................           85%           114%            63%            77%          205%          198%

----------------
(1) Ratios have been annualized but total return has not been annualized.
(2) Date of initial sale; ratios and total return have been annualized.
(3) Total return reflects the expense limitations referenced in Fund Expenses.



                                         The Labor Select
                                  International Equity Portfolio
                            ------------------------------------------
                              Unaudited
                                Period                       Period
                               11/1/97                     12/19/95(2)
                               through      Year Ended      through
                             4/30/98(1)      10/31/97       10/31/96
Net Asset Value, Begin-
 ning of Period ..........    $ 12.990       $ 11.690      $ 10.000
                              --------       --------      --------

Income From Investment Operations
---------------------------------
Net Investment Income.....       0.225          0.474         0.479
Net Gains (Losses) on
 Securities
 (both realized and
 unrealized) .............       1.533          1.346         1.311
                              --------       --------      --------
 Total from Investment
  Operations ..............      1.758          1.820         1.790
                              --------       --------      --------

Less Dividends and Distributions
--------------------------------
Dividends (from net
 investment income) ......     ( 0.388)       ( 0.520)      ( 0.100)
Distributions (from
 capital gains) ..........        none           none          none
                              --------       --------      --------
 Total Dividends and
  Distributions ...........     (0.388)       ( 0.520)      ( 0.100)
                              --------       --------      --------
Net Asset Value, End of
 Period ..................    $ 14.360       $ 12.990      $ 11.690
                              ========       ========      ========
-------------------------

Total Return .............       13.95%(6)      16.01%(6)     17.97%(6)
------------

-------------------------

Ratios/Supplemental Data
-------------------------
Net Assets, End of
 Period (000's
 omitted) ................    $ 85,623       $ 50,896      $ 23,154
Ratio of Expenses to
 Average Daily Net
 Assets ..................        0.96%          0.89%         0.92%
Ratio of Expenses to
 Average Daily Net
 Assets Prior to
 Expense Limitations......        1.05%          1.06%         1.30%
Ratio of Net Investment
 Income to Average
 Daily Net Assets ........        1.70%          2.37%         6.64%
Ratio of Net Investment
 Income to Average
 Daily Net Assets
 Prior to Expense
 Limitations .............        1.61%          2.20%         6.26%
Portfolio Turnover Rate              2%            11%            7%
Average Commission
 Rate Paid(7).............   $  0.0181      $  0.0263     $  0.0330

                                                  The Real Estate                           The Intermediate Fixed
                                             Investment Trust Portfolio                        Income Portfolio5
                            ------------------------------------------------------------  ---------------------------
                              Unaudited       Unaudited                                     Unaudited
                               Period          Period                          Period         Period                     Period
                               11/4/97         11/1/97           Year        12/6/95(2)       11/1/97         Year     3/12/96(2)
                               through         through          Ended         through        through         Ended      through
                           4/30/98(1),(3)   4/30/98(1),(4)   10/31/97(4)     10/31/96(4)    4/30/98(1)      10/31/97    10/31/96
Net Asset Value, Begin-
 ning of Period ..........    $ 16.340      $  16.260         $ 12.490       $ 10.000       $  10.090     $  10.010    $  10.000
                              --------      ---------         --------       --------       ---------     ---------    ---------

Income From Investment Operations
---------------------------------
Net Investment Income.....       0.650          0.630            0.616          0.652           0.297         0.605        0.386
Net Gains (Losses) on
 Securities
 (both realized and
 unrealized) .............     ( 0.445)       ( 0.365)           4.664          1.938         ( 0.010)        0.080        0.010
                              --------      ----------        --------       --------       ---------     ---------    ---------
 Total from Investment
  Operations .............       0.205          0.265            5.280          2.590           0.287         0.685        0.396
                              --------      ----------        --------       --------       ---------     ---------    ---------

Less Dividends and Distributions
--------------------------------
Dividends (from net
 investment income) ......     ( 0.695)        (0.685)          (0.720)       ( 0.100)        ( 0.297)      ( 0.605)     ( 0.386)
Distributions (from
 capital gains) ..........     ( 0.820)        (0.820)          (0.790)          none         ( 0.010)         none         none
                              --------      ----------        --------       --------       ---------     ---------    ---------
 Total Dividends and
  Distributions ..........     ( 1.515)        (1.505)          (1.510)       ( 0.100)        ( 0.307)      ( 0.605)     ( 0.386)
                              --------      ----------        --------       --------       ---------     ---------    ---------
Net Asset Value, End of
 Period ..................    $ 15.030      $  15.020         $ 16.260       $ 12.490       $  10.070     $  10.090    $  10.010
                              ========      ==========        ========       ========       =========     =========    =========

Total Return .............        6.60%(6)       1.68%(6),(8)    46.50%(6)      26.12%(6)        2.87%(6)      7.09%(6)     4.08%(6)

-------------------------

Ratios/Supplemental Data
--------------------------
Net Assets, End of
 Period (000's
 omitted) ................    $ 55,430      $  10,214        $  60,089       $ 26,468       $  27,792     $  30,366     $  10,518
Ratio of Expenses to
 Average Daily Net
 Assets ..................        0.86%          1.11%            0.82%          0.89%           0.53%         0.53%         0.53%
Ratio of Expenses to
 Average Daily Net
 Assets Prior to
 Expense Limitations......        0.92%          1.17%            0.99%          1.02%           1.04%         0.84%         1.20%
Ratio of Net Investment
 Income to Average
 Daily Net Assets ........        5.86%          5.61%            4.25%          6.70%           5.93%         6.05%         6.14%
Ratio of Net Investment
 Income to Average
 Daily Net Assets
 Prior to Expense
 Limitations .............        5.80%          5.55%            4.08%          6.57%           5.42%         5.74%         5.47%
Portfolio Turnover Rate             58%            58%              58%           109%            167%          205%          232%
Average Commission
 Rate Paid(7) ............   $  0.0600      $  0.0600        $  0.0576      $  0.0600             N/A            N/A           N/A

----------------
(1) Ratios have been annualized but total return has not been annualized.
(2) Date of initial sale; ratios have been annualized, but total return has not been annualized.
(3) The data presented above is for The Real Estate Investment Trust Portfolio class, which is the class of shares offered in this Prospectus and which commenced operations on November 4, 1997. Like the original class prior to its redesignation (see footnote 4), The Real Estate Investment Trust Portfolio class carries no front-end or contingent deferred sales charges and is not subject to Rule 12b-1 Distribution Plan fees.
(4) December 6, 1995 is the date of initial sale of the original (and then only) class of shares offered by The Real Estate Investment Trust Portfolio. Data presented above is for that class of shares which, as of October 14, 1997, was redesignated the "REIT Fund A Class", became subject to Rule 12b-1 Distribution Plan fees and is offered in a separate prospectus. 5 Formerly known as The Fixed Income Portfolio.
(6) Total return reflects the expense limitations referenced in Fund Expenses.
(7) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.
(8) Does not reflect front-end or contingent deferred sales charges.



                                            The High-Yield              The International
                                            Bond Portfolio            Fixed Income Portfolio
                                      ---------------------------  ----------------------------
                                        Unaudited                     Unaudited
                                          Period        Period         Period         Period
                                         11/1/97       12/2/96(2)      11/1/97       4/11/97(2)
                                         through        through        through        through
                                        4/30/98(1)      10/31/97       4/30/98(1)     10/31/97
Net Asset Value, Beginning of
 Period ............................    $  11.180     $  10.000     $   10.660      $  10.000
                                        ---------     ---------     ----------      ---------

Income From Investment Operations
---------------------------------
Net Investment Income ..............        0.482         0.788          0.289          0.236
Net Gains (Losses) on Securities
 (both realized and unrealized).....        0.396         0.957        ( 0.426)         0.474
                                        ---------     ---------     ----------      ---------
 Total from Investment
  Operations .......................        0.878         1.745        ( 0.137)         0.710
                                        ---------     ---------     ----------      ---------

Less Dividends and Distributions
--------------------------------
Dividends (from net investment
 income) ...........................      ( 0.590)      ( 0.565)       ( 0.392)       ( 0.050)
Distributions (from capital gains)        ( 0.288)         none        ( 0.021)          none
                                        ---------     ---------     ----------      ---------
 Total Dividends and
  Distributions ....................      ( 0.878)      ( 0.565)       ( 0.413)       ( 0.050)
                                        ---------     ---------     ----------      ---------
Net Asset Value, End of Period .....    $  11.180     $  11.180     $   10.110      $  10.660
                                        =========     =========     ==========      =========

-----------------------------

Total Return .......................         8.23%(3)     17.92%(3)     ( 1.23%)(3)      7.11%(3)
------------

-----------------------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's
 omitted) ..........................    $  19,261     $  11,348     $   46,148      $  33,734
Ratio of Expenses to Average
 Daily Net Assets ..................         0.59%         0.59%          0.60%          0.60%
Ratio of Expenses to Average
 Daily Net Assets Prior to
 Expense Limitations ...............         0.64%         0.79%          0.76%          0.86%
Ratio of Net Investment Income
 to Average Daily Net Assets .......         8.98%         9.05%          5.71%          6.05%
Ratio of Net Investment Income
 to Average Daily Net Assets
 Prior to Expense Limitations.......         8.93%         8.85%          5.55%          5.79%
Portfolio Turnover Rate ............          381%          281%            43%           145%
Average Commission Rate Paid(4).....           N/A           N/A            N/A            N/A





                                              The Emerging                    The Global
                                            Markets Portfolio              Equity Portfolio
                                      -----------------------------  -----------------------------
                                        Unaudited                      Unaudited
                                          Period         Period          Period         Period
                                         11/1/97       4/14/97(2)        11/1/97       10/15/97(2)
                                         through         through        through         through
                                       4/30/98(1)       10/31/97       4/30/98(1)       10/31/97
Net Asset Value, Beginning of
 Period ............................    $  9.200      $  10.000        $ 8.120       $   8.500

Income From Investment Operations
---------------------------------
Net Investment Income ..............       0.064          0.028          0.073           0.009
Net Gains (Losses) on Securities
 (both realized and unrealized).....       0.371        ( 0.828)         1.057          (0.389)
                                        -------       ----------       -------       ----------
 Total from Investment
  Operations .......................       0.435        ( 0.800)         1.130          (0.380)
                                        -------       ----------       -------       ----------

Less Dividends and Distributions
--------------------------------

Dividends (from net investment
 income) ...........................      (0.025)          none         (0.070)           none
Distributions (from capital gains)        (0.140)          none           none            none
                                        --------      ----------       --------      ----------
 Total Dividends and
  Distributions ....................      (0.165)          none          (0.070)          none
                                        --------      ----------       --------      ----------
Net Asset Value, End of Period .....    $  9.470      $   9.200        $  9.180      $   8.120
                                        ========      ==========       ========      ==========
----------------------

Total Return .......................        4.92%(3)     ( 8.00%)(3)      14.03%(3)      (4.47%)(3)
------------                            --------      ----------       --------      ----------

----------------------

Ratios/Supplemental Data
------------------------


Net Assets, End of Period (000's
 omitted) ..........................    $ 51,191      $  18,565       $  3,258      $    2,855
Ratio of Expenses to Average
 Daily Net Assets ..................        1.55%          1.55%          0.96%           0.96%
Ratio of Expenses to Average
 Daily Net Assets Prior to
 Expense Limitations ...............        1.70%          2.02%          2.21%           2.95%
Ratio of Net Investment Income
 to Average Daily Net Assets .......        1.41%          0.74%          1.71%           2.54%
Ratio of Net Investment Income
 to Average Daily Net Assets
 Prior to Expense Limitations.......        1.26%          0.27%          0.46%           0.55%
Portfolio Turnover Rate ............          25%            46%            49%              0%
Average Commission Rate Paid(4).....    $ 0.0020      $  0.0049       $ 0.0062      $   0.0169

----------------
(1) Ratios have been annualized, but total return has not been annualized.
(2) Date of initial sale; ratios have been annualized, but total return has not been annualized.
(3) Total return reflects the expense limitations referenced in Fund Expenses.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.



                              The Small/ Mid-Cap            The Real Estate              The Aggregate         The Diversified Core
                            Value Equity Portfolio    Investment Trust Portfolio II   Fixed Income Portfolio  Fixed Income Portfolio
                           ------------------------  -------------------------------  ---------------------  ----------------------
                                  Unaudited                     Unaudited                     Unaudited                Unaudited
                                   Period                         Period                       Period                    Period
                                  12/29/97(1)                   11/04/97(1)                   12/29/97(1)              12/29/97(1)
                                   through                       through                       through                  through
                                   4/30/98                       4/30/98                       4/30/98                  4/30/98
Net Asset Value,
 Beginning of Period .....       $ 8.500                        $ 16.340                      $  8.500                 $  8.500

Income From Investment Operations
---------------------------------

Net Investment Income ....         0.046                           0.429                         0.158                    0.302
Net Gains (Losses) on
 Securities (both
 realized and
 unrealized) .............         0.794                         ( 0.319)                        0.022                    0.098
                                 -------                        --------                      --------                 --------
 Total from Investment
  Operations .............         0.840                           0.110                         0.180                    0.400
                                 -------                        --------                      --------                 --------

Less Dividends and Distributions
--------------------------------
Dividends (from net
 investment income) ......          none                         ( 0.120)                         none                     none
Distributions (from
 capital gains) ..........          none                            none                          none                     none
                                 -------                        --------                      --------                 --------
 Total Dividends and
  Distributions ..........          none                         ( 0.120)                         none                     none
                                 -------                        --------                      --------                 --------
Net Asset Value, End of
 Period ..................        $ 9.340                       $ 16.330                      $  8.680                 $  8.900
                                  =======                       ========                      ========                 ========
-------------------------

Total Return .............           9.88%(2)                       1.17%(2)                      2.12%(2)                 4.71%(2)
------------
-------------------------
Ratios/Supplemental Data
-------------------------

Net Assets, End of
 Period (000's omitted)...        $ 3,295                       $  5,440                      $  2,042                 $  3,143
Ratio of Expenses to
 Average Daily Net
 Assets ..................           0.89%                          0.84%                         0.53%                    0.57%
Ratio of Expenses to
 Average Daily Net
 Assets Prior to
 Expense Limitations .....           1.41%                          1.41%                         2.19%                    2.13%
Ratio of Net Investment
 Income to Average
 Daily Net Assets ........           1.56%                          5.41%                         5.48%                    6.98%
Ratio of Net Investment
 Income to Average
 Daily Net Assets
 Prior to Expense
 Limitations .............           1.04%                          4.84%                         3.82%                    5.42%
Portfolio Turnover Rate...             98%                            55%                          784%                     415%
Average Commission
 Rate Paid(3).............       $ 0.0600                      $  0.0600                            N/A                      N/A


----------------
(1) Date of initial sale; ratios have been annualized, but total return has not been annualized.
(2) Total return reflects the expense limitations referenced in Fund Expenses.
(3) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                         DELAWARE POOLED TRUST SUMMARY


THE FUND


This Prospectus offers 19 Portfolios providing eligible investors a broad range of investment choices coupled with the advantage of a no-load mutual fund with the service companies of Delaware Investments providing customized services as investment adviser, administrator and distributor. Each Portfolio, other than The Real Estate Investment Trust Portfolio, The Real Estate Investment Trust Portfolio II, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio and The Asset Allocation Portfolio, is a diversified fund as defined by the Investment Company Act of 1940 ("1940 Act"). The Real Estate Investment Trust Portfolio, The Real Estate Investment Trust Portfolio II, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio and The Asset Allocation Portfolio are nondiversified funds as defined by the 1940 Act. The investment objectives and principal policies of each of the 19 Portfolios are as follows:


The Aggressive Growth Portfolio--seeks to realize maximum long-term capital growth. The Portfolio seeks to achieve this objective by investing in equity securities of smaller and medium-sized companies that, in the opinion of Delaware, offer, at the time of purchase, significant long-term growth potential.


The Large-Cap Value Equity Portfolio--seeks to realize maximum long-term total return, consistent with reasonable risk. The Portfolio seeks to achieve this objective through investments in equity securities of companies which, at the time of purchase, have dividend yields above the current yield of the Standard & Poor's 500 Stock Index and which, in the opinion of Delaware, offer capital gains potential as well.



The Emerging Markets Portfolio--seeks to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries.


The Global Equity Portfolio--seeks to achieve long-term growth without undue risk to principal. The Portfolio seeks to achieve this objective by investing in global equity securities that provide the potential for capital appreciation and income.


The International Equity Portfolio--seeks to achieve maximum long-term total return. The Portfolio seeks to achieve this objective by investing primarily in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income outside of the United States which, in the opinion of Delaware International, are undervalued, at the time of purchase, based on rigorous fundamental analysis conducted by the investment adviser.


The Labor Select International Equity Portfolio--seeks to achieve maximum long-term total return. The Portfolio seeks to achieve this objective by investing primarily in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income outside of the United States which, in the opinion of Delaware International, are undervalued, at the time of purchase, based on rigorous fundamental analysis conducted by the investment adviser, and furthermore, present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.


The Real Estate Investment Trust Portfolio and The Real Estate Investment Trust Portfolio II--seek to achieve maximum long-term total return. Capital appreciation is a secondary objective. Each Portfolio seeks to achieve its objectives by investing in securities of companies principally engaged in the real estate industry. Under normal circumstances, investments will be made primarily in equity securities of real estate investment trusts. The Real Estate Investment Trust Portfolio and The Real Estate Investment Trust Portfolio II are sometimes referred to collectively as "The Real Estate Investment Trust Portfolios" in this Prospectus.



The Small/Mid-Cap Value Equity Portfolio--seeks to realize maximum long-term total return. The Portfolio seeks to achieve this objective by investing in equity securities of companies which, at the time of purchase, are dividend paying, and, generally represent the smallest 30% in terms of market capitalization of U.S. equity securities listed on a national securities exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), and which, in Delaware's opinion, offer capital gains potential.



The Aggregate Fixed Income Portfolio--seeks to realize maximum long-term total return, consistent with reasonable risk. The Portfolio seeks to achieve this objective by investing in a diversified portfolio of fixed-income obligations. The Portfolio will include U.S. government securities, mortgage-backed securities, corporate bonds and other fixed-income securities. The benchmark against which its performance will be measured is the Lehman Brothers Aggregate Bond Index.


The Diversified Core Fixed Income Portfolio--seeks to realize maximum long-term total return, consistent with reasonable risk. The Portfolio seeks to achieve its objective by using a multi-sector investment approach, investing its assets principally in the following sectors of the fixed-income securities markets: investment grade fixed-income securities; high yield, higher risk securities; and foreign government and other foreign fixed-income securities.


The Intermediate Fixed Income Portfolio--seeks to realize maximum long-term total return, consistent with reasonable risk. The Portfolio seeks to achieve this objective by investing in a diversified portfolio of investment grade fixed-income obligations. The Portfolio will include U.S. government securities, mortgage-backed securities, corporate bonds and other fixed-income securities. The benchmark against which its performance will be measured is the Lehman Brothers Government/Corporate Intermediate Bond Index.


The Global Fixed Income Portfolio--seeks to achieve current income consistent with the preservation of investors' principal. The Portfolio seeks to achieve this objective by investing primarily in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States and that may also provide the potential for capital appreciation.


The High-Yield Bond Portfolio--seeks high total return. The Portfolio seeks to achieve its objective by investing primarily in bonds rated B- or higher by Standard & Poor's Ratings Group, a Division of McGraw Hill ("S&P") or B3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, judged to be of comparable quality by the Portfolio's investment adviser.


The International Fixed Income Portfolio--seeks to achieve current income consistent with the preservation of investors' principal. The Portfolio seeks to achieve this objective by investing primarily in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States and that may also provide the potential for capital appreciation. Under normal circumstances, the Portfolio intends to invest in securities that are denominated in foreign currencies.

The Limited-Term Maturity Portfolio--seeks to provide a high level of current income, consistent with the preservation of principal and reasonable risk. The Portfolio will include U.S. government securities, mortgage-backed securities, corporate bonds and other fixed-income securities. At no time will the average maturity of the Portfolio exceed five years.


The Asset Allocation Portfolio--seeks capital appreciation with current income as a secondary objective. The Portfolio seeks to achieve its objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Portfolios of the Fund. The Portfolio may also invest in international and fixed income securities, including international and fixed income Portfolios of the Fund. The Portfolios will generally invest at least 20% of its net assets in fixed income securities, including fixed-income Portfolios of the Fund.


The Small-Cap Growth Equity Portfolio--seeks to realize long-term capital growth. The Portfolio seeks to achieve its objective by investing primarily in equity securities of companies which Delaware believes have potential for high earnings growth and which generally represent the smallest 25% in terms of market capitalization of U.S. equity securities listed on a national securities exchange or NASDAQ.


The Growth and Income Portfolio--seeks to realize capital appreciation and income. The Portfolio seeks to achieve these objectives by investing primarily in income-producing common stocks, with a focus on common stocks that Delaware believes have potential for above average dividend increases over time.


For further information, see "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" and "ADDITIONAL INVESTMENT INFORMATION."


INVESTMENT MANAGEMENT


Delaware acts as investment adviser to The Asset Allocation, The Small-Cap Growth Equity, The Growth and Income, The Large-Cap Value Equity, The Aggressive Growth, The Aggregate Fixed Income, The Diversified Core Fixed Income, The Intermediate Fixed Income, The Limited-Term Maturity, The Small/Mid-Cap Value Equity, The Real Estate Investment Trust and The High-Yield Bond Portfolios. The investment management fees payable to Delaware by these Portfolios are, respectively, 0.05%, 0.75%, 0.55%, 0.55%, 0.80%, 0.40%, 0.43%,
0.40%, 0.30%, 0.75%, 0.75% (for each of The Real Estate Investment Trust Portfolios) and 0.45% of the respective Portfolio's average net assets. Lincoln Investment Management, Inc., acts as sub-adviser to Delaware with respect to The Real Estate Investment Trust Portfolios and receives 30% of the management fees paid to Delaware. Delaware International, an affiliate of Delaware, acts as sub-adviser to Delaware with respect to The Diversified Core Fixed Income Portfolio and receives from Delaware an amount equal to the management fee paid to Delaware times a ratio, the numerator of which is the average daily net assets represented by foreign assets and the denominator of which is the average daily net assets of the Portfolios, such amount to be calculated at the same time and measured over the same period as the management fee.


Delaware International is the investment adviser to The International Equity, The Global Fixed Income, The International Fixed Income, The Labor Select International Equity, The Global Equity and The Emerging Markets Portfolios. The investment management fees payable to Delaware International by The International Equity, The Global Fixed Income, The International Fixed Income, The Labor Select International Equity, The Global Equity and The Emerging Markets Portfolios are, respectively, 0.75%, 0.50%, 0.50%, 0.75%, 0.75% and 1.20% of the respective Portfolio's average net assets. Delaware acts as sub-adviser to Delaware International with respect to

The Global Equity Portfolio managing the U.S. securities portion of the Portfolio and receives 50% of the management fee paid to Delaware International.


        In addition, out of the investment advisory fees to which they are otherwise entitled, Delaware and Delaware International pay their proportionate share of the fees paid to unaffiliated directors by the Fund, except that Delaware will make no such payments out of the fees it receives for managing The Small/Mid-Cap Value Equity, The Real Estate Investment Trust, The Aggregate Fixed Income, The Diversified Core Fixed Income, The High-Yield Bond, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios and Delaware International will make no such payments out of the fees it receives for managing The International Fixed Income, The Labor Select International Equity and The Emerging Markets Portfolios.


See "MANAGEMENT OF THE FUND."

                      FUND OFFICERS AND PORTFOLIO MANAGERS


Wayne A. Stork
Chairman
A graduate of Brown University, Mr. Stork also attended the NYU Graduate School of Business Administration while a senior transportation analyst at the Irving Trust Company. He joined Delaware in 1962 as a security analyst covering a wide range of industry groups. He is Chairman, President, Chief Executive Officer and Chief Investment Officer of Delaware. Mr. Stork is a Director of Delaware Management Company, Inc. and its affiliates, and is Chairman of the Delaware Investments funds. He is a member of the Institute of Chartered Financial Analysts and the Financial Analysts Federation.


Jeffrey J. Nick
President and Chief Executive Officer
Mr. Nick is a graduate of Princeton University with a BA in English Literature. While pursuing his baccalaureate degree from Princeton, Mr. Nick had the opportunity to study in Germany at Bonn University. This was followed by studies at the University of Chicago, which led to an MBA in Finance and Marketing. Mr. Nick joined Lincoln National Corporation in its US headquarters in 1989 as Senior Vice President responsible for corporate planning and development for Lincoln National Corporation. He held this position until 1992. From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc. Before joining Lincoln, his career included assignments in management consultancy (with Arthur D. Little, Inc.) and merchant banking (Chase Investment Bank). Mr. Nick is President, Chief Executive Officer and Director of the funds in Delaware Investments, Delaware Management Holdings, Inc. and Lincoln National Investment Companies, Inc.



David G. Tilles
Managing Director and Chief Investment Officer -- Delaware International Advisers Ltd.
Mr. Tilles was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware in 1990 as Managing Principal and Chief Investment Officer of Delaware International Advisers Ltd., he spent 16 years with Hill Samuel Investment Management Group in London, serving in a number of investment capacities. His most recent position prior to joining Delaware was Chief Investment Officer of Hill Samuel Investment Advisers Ltd.



George E. Deming
Vice President/Senior Portfolio Manager -- The Large-Cap Value Equity Portfolio Mr. Deming received his BA in Economics and Political Science from the University of Vermont and an MA in International Affairs from the University of Pennsylvania. Prior to joining Delaware Investments in 1978, he was responsible for portfolio management and institutional sales at White, Weld & Co., Inc. He is a member of the Financial Analysts of Philadelphia. Mr. Deming has managed The Large-Cap Value Equity Portfolio since its inception.


Gerald S. Frey
Vice President/Senior Portfolio Manager -- The Aggressive Growth Portfolio and The Small-Cap Growth Equity Portfolio
Mr. Frey holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. He has approximately 20 years' experience in the money management business. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has managed The Aggressive Growth Portfolio since June 1996 and will manage The Small-Cap Growth Equity Portfolio when it commences operations.

Timothy W. Sanderson
Director/Senior Portfolio Manager -- Delaware International Advisers Ltd. (The International Equity Portfolio)
A graduate of University College, Oxford, Mr. Sanderson began his investment career in 1979 with Hill Samuel Investment Management Group. Prior to joining Delaware International in 1990 as Senior Portfolio Manager and Director, he was an analyst and senior portfolio manager for Hill Samuel where, since 1987, he had responsibility for Pacific Basin research and the management of international institutional portfolios. Mr. Sanderson has managed The International Equity Portfolio since its inception.



Clive A. Gillmore
Director/Senior Portfolio Manager -- Delaware International Advisers Ltd. (The Labor Select International Equity Portfolio and The Emerging Markets Portfolio)
 A graduate of the Warwick University, England, and the London Business School Investment Program, Mr. Gillmore joined Delaware International in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Prior to that, Mr. Gillmore was an analyst and portfolio manager for Legal and General Investment in the United Kingdom. Mr. Gillmore has managed of The Labor Select International Equity Portfolio and The Emerging Markets Portfolio since their respective dates of inception.


Robert Akester
Senior Portfolio Manager -- Delaware International Advisers Ltd. (The Emerging Markets Portfolio)
Prior to joining Delaware International in 1996, Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Advisers Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment. Mr. Akester has managed The Emerging Markets Portfolio since its inception.


Babak Zenouzi
Vice President/Portfolio Manager -- The Real Estate Investment Trust Portfolios Mr. Zenouzi holds a BS in Finance and Economics from Babson College in Wellesley, Massachusetts, and an MS in Finance from Boston College. Prior to joining Delaware Investments in 1992, he was with The Boston Company where he held the positions of assistant vice president, senior financial analyst, financial analyst and portfolio accountant. Mr. Zenouzi has managed The Real Estate Investment Trust Portfolio and The Real Estate Investment Trust Portfolio II since their respective dates of inception.


Gary A. Reed
Vice President/Senior Portfolio Manager -- The Intermediate Fixed Income Portfolio and The Aggregate Fixed Income Portfolio
Mr. Reed holds an AB in Economics from the University of Chicago and an MA in Economics from Columbia University. He began his investment career in 1978 with The Equitable Life Assurance Society, specializing in credit analysis. Prior to joining Delaware Investments in 1989, Mr. Reed served as Vice President and Manager of the Fixed Income Department at Irving Trust Company. Mr. Reed has managed both discretionary and structured fixed-income portfolios and is experienced with a broad range of high-grade fixed-income securities. Additionally, he has developed investment programs for Decommissioning Trust Funds and supervised their management. Mr. Reed has managed The Intermediate Fixed Income Portfolio and The Aggregate Fixed Income Portfolio since their respective dates of inception.

Elizabeth Desmond
Director/Head of Pacific Basin Group -- Delaware International Advisers Ltd. (The Global Equity Portfolio)
Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware International in the Spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Ms. Desmond is a CFA charterholder. Ms. Desmond has managed the foreign securities component of The Global Equity Portfolio since its inception.


Robert L. Arnold
Vice President/Portfolio Manager -- The Global Equity Portfolio
Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. Before acting as a portfolio manager at Delaware Investments, he was a financial analyst focusing on the financial services industry, including banks, thrifts, insurance companies and consumer finance companies. Prior to joining Delaware Investments in March 1992, he was a planning analyst with Chemical Bank in New York. He began his investment career as a management consultant with Arthur Young in Philadelphia. Delaware acts as sub-adviser to The Global Equity Portfolio, managing the U.S. securities portion of the Portfolio. In that capacity, Mr. Arnold furnishes investment recommendations, asset allocation advice, research and other services with respect to U.S. securities. Mr. Arnold has managed the U.S. component of The Global Equity Portfolio since its inception.


Ian G. Sims
Director/Deputy Managing Director/Chief Investment Officer/Global Fixed
Income -- Delaware International Advisers Ltd. (The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The Diversified Core Fixed Income Portfolio)
Mr. Sims is a graduate of the University of Leicester and holds a postgraduate degree in statistics from the University of Newcastle-Upon-Tyne. He joined Delaware International in 1990 as a senior international fixed-income and currency manager. Mr. Sims began his investment career with the Standard Life Assurance Co., and subsequently moved to the Royal Bank of Canada Investment Management International Company, where he was an international fixed-income manager. Prior to joining Delaware International, he was a senior fixed-income and currency portfolio manager with Hill Samuel Investment Advisers Ltd. Mr. Sims has managed The Global Fixed Income Portfolio, The International Fixed Income Portfolio and the foreign component of The Diversified Core Fixed Income Portfolio since their respective dates of inception.

Paul A. Matlack
Vice President/Senior Portfolio Manager -- The High-Yield Bond Portfolio and The Diversified Core Fixed Income Portfolio
Mr. Matlack is a graduate of the University of Pennsylvania and received his MBA in Finance from George Washington University. He began his career with Mellon Bank as a credit specialist analyzing leveraged transactions in the chemical and pharmaceutical industries. He subsequently served as a loan officer in Mellon's Corporate Lending Division and in the Special Industries Group at Provident National Bank, before joining Delaware Investments in 1989. He is a CFA charterholder. Mr. Matlack has managed The High-Yield Bond Portfolio and the U.S. high-yield component of The Diversified Core Fixed Income Portfolio since their respective dates of inception.

Gerald T. Nichols
Vice President/Senior Portfolio Manager -- The High-Yield Bond Portfolio
Mr. Nichols is a graduate of the University of Kansas, where he received an MS in Finance and a BS in Business Administration. Prior to joining Delaware Investments in 1989, he was the investment officer for a merchant banking firm with interests in the insurance and thrift industries. Mr. Nichols began his career in the high-yield bond market with Waddell and Reed, Inc. in 1983 where, as a high-yield credit analyst, he followed a variety of industries. He is a CFA charterholder. Mr. Nichols has managed The High-Yield Bond Portfolio since its inception.


Roger A. Early
Vice President/Senior Portfolio Manager -- The Diversified Core Fixed Income Portfolio and The Limited-Term Maturity Portfolio
Mr. Early has an undergraduate degree in economics from the University of Pennsylvania's Wharton School and an MBA in finance and accounting from the University of Pittsburgh. He is also a CPA and a CFA charterholder. Prior to joining Delaware Investments, Mr. Early was a portfolio manager for Federated Investment Counseling's fixed-income group, with over $1 billion in assets. Mr. Early has managed The Diversified Core Fixed Income Portfolio since its date of inception and will manage The Limited-Term Maturity Portfolio when it commences operations.


Frank X. Morris
Vice President/Portfolio Manager -- The Small/Mid-Cap Value Equity Portfolio Mr. Morris received a bachelor's degree at Providence College and an MBA degree at Widener University. He joined Delaware Investments in 1997. He previously served as vice president and director of equity research at PNC Asset Management. He is president of the Financial Analysis Society of Philadelphia and is a member of the Association of Investment Management and Research and the National Association of Petroleum Investment Analysts. Mr. Morris has managed The Small/Mid-Cap Value Equity Portfolio since its date of inception.


James F. Stanley
Vice President/Portfolio Manager -- The Small/Mid-Cap Value Equity Portfolio Mr. Stanley, a chartered financial analyst, earned a bachelor's degree in finance at the University of Rochester. He joined Delaware Investments in 1997. He previously served as a senior managing equity analyst covering the chemical, building products, and housing industries at Dreyfus Corporation; initially he was a research associate at the firm. Mr. Stanley has managed The Small/Mid-Cap Value Equity Portfolio since its date of inception.


J. Paul Dokas
Vice President/Portfolio Manager -- The Small/Mid-Cap Value Equity Portfolio and The Asset Allocation Portfolio
Mr. Dokas holds a BBA in Business from Loyola College and an MBA in Business from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder. Mr. Dokas has managed The Small/Mid-Cap Value Equity Portfolio since its date of inception and will manage The Asset Allocation Portfolio when it commences operations.


George H. Burwell
Vice President/Senior Portfolio Manager -- The Growth and Income Portfolio
Mr. Burwell holds a BA from the University of Virginia. Prior to joining Delaware Investments in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder. Mr. Burwell will manage The Growth and Income Portfolio when it commences operations.


ADMINISTRATIVE SERVICES

Delaware Service Company, Inc., an affiliate of Delaware Management Company and Delaware International Advisers Ltd., provides the Fund with administrative, dividend disbursing, accounting and transfer agency services. See "MANAGEMENT OF THE FUND."


SPECIAL REPORTS AND OTHER SERVICES

The Fund provides client shareholders with annual audited financial reports and unaudited semi-annual financial reports. In addition, the investment advisers' dedicated service staff may also provide client shareholders detailed monthly appraisals of the status of their account and complete reviews of portfolio assets, performance results and other pertinent data. Finally, the investment advisers' service staff expects to conduct personal reviews no less than annually with each shareholder, with interim telephone updates and other communications, as appropriate. The Fund's dedicated telephone number (1-800-231-8002) is available for shareholder inquiries during normal business hours. The net asset values for the Portfolios are also available by using the above "800" telephone number. Written correspondence should be addressed to:

                          Delaware Pooled Trust, Inc.*
                          One Commerce Square
                          2005 Market Street
                          Philadelphia, PA 19103
                          Attn: Client Services


*Correspondence relating to The Asset Allocation Portfolio will be forwarded to Foundation Funds.


From time to time, certain institutional separate accounts advised by Delaware International and an affiliate of Delaware, may invest in the Fund's Portfolios. The Portfolios may experience relatively large investments or redemptions as a result of the institutional separate accounts either purchasing or redeeming the Portfolios' shares. These transactions will affect the Portfolios, since Portfolios that experience redemptions may be required to sell portfolio securities, and Portfolios that receive additional cash will need to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent the Portfolios may be required to sell securities or invest cash at times when they would not otherwise do so. Delaware and Delaware International, representing the interests of the Portfolios, are committed to minimizing the impact of such transactions on the Portfolios. In addition, the advisers to the institutional separate accounts, are also committed to minimizing the impact on the Portfolios to the extent it is consistent with pursuing the investment objectives of the institutional separate accounts.


If permitted under applicable law, in cases where a shareholder of any of the Portfolios has an investment counseling relationship with Delaware, Delaware International or their affiliates, Delaware or Delaware International may, at its discretion, reduce the shareholder's investment counseling fees by an amount equal to the pro-rata advisory fees paid by the respective Portfolio. This procedure would be utilized with clients having contractual relationships based on total assets managed by Delaware, Delaware International or their affiliates to avoid situations where excess advisory fees might be paid to Delaware or Delaware International. In no event will a client pay higher total advisory fees as a result of the client's investment in a Portfolio. Such reductions would not apply to The Asset Allocation Portfolio to the extent that management fees of the Portfolios are indirectly charged to shareholders of The Asset Allocation Portfolio.

See "SHAREHOLDER SERVICES."

CUSTODIAL SERVICES


The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245 serves as custodian for each Portfolio.



HOW TO INVEST

Shares of each Portfolio are offered directly to institutions and high net-worth individual investors at net asset value with no sales commissions or 12b-1 charges. In the case of The Emerging Markets and The Global Equity Portfolios, there is a purchase reimbursement fee that applies to all purchases, whether pursuant to the exchange privilege or otherwise. That fee which is paid by investors to the relevant Portfolio equals 0.75% of the dollar amount invested for The Emerging Markets Portfolio and 0.40% of the dollar amount invested for The Global Equity Portfolio. This purchase reimbursement fee is deducted automatically from the amount invested; it cannot be paid separately. This purchase reimbursement fee does not apply to investments in the Portfolios that are made by contributions of securities in-kind or reinvestments of dividends or other distributions. See "PURPOSE OF REIMBURSEMENT FEES--THE EMERGING MARKETS AND THE GLOBAL EQUITY PORTFOLIOS" and "EXCHANGE PRIVILEGE" under "SHAREHOLDER SERVICES." The minimum initial investment for a Portfolio of the Fund is $1,000,000. There is no minimum for subsequent investments in a Portfolio where the minimum initial investment has been satisfied. In addition, eligible investors in The International Equity Portfolio may, under certain circumstances, be required to make their investments in the Portfolio pursuant to instructions of the Fund, by a contribution of securities in-kind to the Portfolio or by following another procedure that will have the same economic effect as an in-kind purchase; in either case, such investors will be required to pay the brokerage or other transaction costs arising in connection with acquiring the subject securities. Eligible investors in The Global Equity Portfolio may elect to pay the purchase reimbursement fee or to invest by a contribution in-kind in securities or by following another procedure that would have the same economic effect as an in-kind purchase. At such time as the Fund receives appropriate regulatory approvals to do so in the future, under certain circumstances, the Fund may, at its sole discretion, allow eligible investors who have an existing investment counseling relationship with Delaware International or an affiliate of Delaware to make investments in any of the Fund's Portfolios by a contribution of securities in-kind to such Portfolios. See "PURCHASE OF SHARES."

HOW TO REDEEM

Shares of each Portfolio, except The Emerging Markets and The Global Equity Portfolios, may be redeemed at any time, without cost, at the net asset value per share of the relevant Portfolio next determined after receipt of the redemption request. For The Emerging Markets and The Global Equity Portfolios, shares may be redeemed at any time at the net asset value per share of the relevant Portfolio next determined after receipt of the redemption request, less a redemption reimbursement fee equal to 0.75% of such value in the case of The Emerging Markets Portfolio and 0.30% in the case of The Global Equity Portfolio. The fee is deducted automatically from the redemption proceeds. The fee also applies in the case of an exchange of shares of The Emerging Markets Portfolio or The Global Equity Portfolio for shares of another Portfolio. See "EXCHANGE PRIVILEGE" under "SHAREHOLDER SERVICES" and "PURPOSE OF REIMBURSEMENT FEES--THE EMERGING MARKETS AND THE GLOBAL EQUITY PORTFOLIOS." The redemption price may be more or less than the purchase price and the redemption may be in cash or, under certain circumstances, in-kind. If a shareholder reduces their investment in a Portfolio below $500,000, their investment in that Portfolio may be subject to redemption. In addition, investors in The International Equity, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Global Equity and The Emerging Markets Portfolios may, under certain circumstances, be required to accept their redemption, pursuant to instructions from the Fund, in-kind in portfolio securities or, at the election of the investor, by following another procedure that will have the same economic effect as an in-kind redemption; in either case, such investors will be required to pay the brokerage or other transaction costs arising in connection with the sale of the subject securities. If a redemption of shares of The Emerging Markets Portfolio or The Global Equity Portfolio is made in-kind, the redemption reimbursement fee that is otherwise applicable will not be assessed. See "REDEMPTION OF SHARES."

                                  RISK FACTORS

An investment in the Fund entails certain risks and considerations about which an investor should be aware.


Because each of The Aggressive Growth Portfolio and The Small-Cap Growth Equity Portfolio (both of which seek long-term capital growth) as well as The Small/Mid-Cap Value Equity Portfolio (which seeks to maximize long-term total return) invest primarily in small- to medium-sized companies, the Portfolios' investments are likely to involve a higher degree of liquidity risk and price volatility than if investments were made in larger capitalization securities.


The International Equity, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Global Equity and The Emerging Markets Portfolios will invest in securities of foreign issuers which normally are denominated in foreign currencies and may hold foreign currency directly. In addition, The Growth and Income Portfolio may invest up to 5% of its assets, The Real Estate Investment Trust, The High-Yield Bond and The Small-Cap Growth Equity Portfolios may invest up to 10% of their respective total assets and The Diversified Core Fixed Income Portfolio may invest up to 20% of its total assets in foreign securities. Investments in securities of non-United States issuers which are generally denominated in foreign currencies involve certain risk and opportunity considerations not typically associated with investing in United States companies. Consequently, these Portfolios may be affected by changes in currency rates and exchange control regulations and may incur costs in connection with conversions between currencies. To hedge this currency risk associated with investments in non-U.S. dollar denominated securities, a Portfolio may invest in forward foreign currency contracts. Those activities pose special risks which do not typically arise in connection with investments in U.S. securities. In addition, The Real Estate Investment Trust, The International Fixed Income, The Global Equity, The Diversified Core Fixed Income and The Emerging Markets Portfolios may engage in foreign currency options and futures transactions. For a discussion of the risks associated with foreign securities see "FOREIGN INVESTMENT INFORMATION" and for those concerning these hedging instruments see "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS," "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS," "OPTIONS," "RISKS OF TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS," all of which references appear under the heading "ADDITIONAL INVESTMENT INFORMATION."

The International Equity, The Labor Select International Equity, The Global Equity, The Global Fixed Income, The International Fixed Income, and to a more limited extent, The Real Estate Investment Trust, The Diversified Core Fixed Income and The High-Yield Bond Portfolios may commit their assets eligible for foreign investment to securities of issuers located in emerging markets. The Emerging Markets Portfolio will invest its assets primarily in securities of companies that are located or operated in emerging markets. Investments in securities of companies in emerging markets present a greater degree of risk than tends to be the case for foreign investments in Western Europe and other developed markets. Among other things, there is a greater possibility of expropriation, nationalization, confiscatory taxation, income earned or other special taxes, foreign exchange restrictions, limitations on the repatriation of income and capital from investments, defaults in foreign government debt, and economic, political or social instability. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION" for a more extensive discussion of these and other factors.

The foreign securities in which The International Equity, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Global Equity and The Emerging Markets Portfolios (and The Real Estate Investment Trust, The High-Yield Bond, The Diversified Core Fixed Income, The Small-Cap Growth Equity and The Growth and Income Portfolios, up to 10%, 10%, 10%, 20%, 10% and 5% of their total assets, respectively) may invest from time to time may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as Saturday). As a result, the net asset value of the Portfolios may be significantly affected by such trading on days when shareholders will have no access to the Portfolios. See "VALUATION OF SHARES."


The Aggressive Growth, The Small/Mid-Cap Value Equity, The Real Estate Investment Trust, The Small-Cap Growth Equity, The Growth and Income, The Global Equity, The Diversified Core Fixed Income and The Emerging Markets Portfolios also may, under certain circumstances, use certain futures contracts and options on futures contracts, as well as options on securities. The Portfolios will only enter into these transactions for hedging purposes. See "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS", "OPTIONS" and "RISKS OF TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS," all of which references appear under the heading "ADDITIONAL INVESTMENT INFORMATION."

The Real Estate Investment Trust Portfolios concentrate their investments in the real estate industry. As a consequence, the net asset value of each Portfolio can be expected to fluctuate in light of the factors affecting that industry, and may fluctuate more widely than a portfolio that invests in a broader range of industries. Each Portfolio may be more susceptible to any single economic, political or regulatory occurrence affecting the real estate industry.


The Real Estate Investment Trust and The Growth and Income Portfolios, by investing primarily in securities of real estate investment trusts, are subject to interest rate risk, in that as interest rates decline, the value of each Portfolio's investments in real estate investment trusts can be expected to rise. Conversely, when interest rates rise, the value of each Portfolio's investments in real estate investment trusts holding fixed rate obligations can be expected to decline. See "ADDITIONAL INVESTMENT INFORMATION--REITS."


The High-Yield Bond Portfolio invests primarily in lower rated fixed-income securities, which, while generally having higher yields, are subject to factors, such as reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities. The Diversified Core Fixed Income Portfolio may invest up to 30% of its total assets in such securities. These securities are subject to greater volatility and risk of loss of income and principal than are higher rated securities. See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" and "ADDITIONAL INVESTMENT INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES."


The Emerging Markets Portfolio may invest up to 35% of its assets in high-yield, high risk fixed-income securities, including Brady Bonds. Consequently, greater investment risks may be involved with an investment in this Portfolio. See "ADDITIONAL INVESTMENT INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES."


The Intermediate Fixed Income, The Aggregate Fixed Income, The Limited-Term Maturity, The Global Fixed Income, The International Fixed Income and The Diversified Core Fixed Income Portfolios will normally experience annual portfolio turnover rates exceeding 100%, but those rates are not expected to exceed 250% with respect to The Intermediate Fixed Income, The Aggregate Fixed Income and The Diversified Core Fixed Income Portfolios and 200% with respect to The Limited-Term Maturity, The Global Fixed Income and The International Fixed Income Portfolios. Such relatively high portfolio turnover rates involve correspondingly higher brokerage commissions, for equity transactions, and other transaction costs and may affect the taxes payable by the Portfolios' shareholders that are subject to federal income tax. See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS," "PORTFOLIO TRANSACTIONS" and "TAXES."


The Aggregate Fixed Income, The Diversified Core Fixed Income, The Intermediate Fixed Income, The Limited-Term Maturity, The Growth and Income and The Global Fixed Income Portfolios may invest in collateralized mortgage obligations and those Portfolios, as well as The Real Estate Investment Trust Portfolios, may invest in mortgage-backed securities. See "ADDITIONAL INVESTMENT INFORMATION-- MORTGAGE-BACKED SECURITIES."


Each of the 19 Portfolios may lend its portfolio securities, may invest in repurchase agreements and may purchase securities on a when-issued basis.


While The Real Estate Investment Trust Portfolios, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio and The Asset Allocation Portfolio intend to seek to qualify as "diversified" investment companies under provisions of Subchapter M of the Internal Revenue Code, they will not be diversified under the 1940 Act. Thus, while at least 50% of each Portfolio's total assets will be represented by cash, cash items, certain qualifying securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Portfolio's total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Portfolio's assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.


The Asset Allocation Portfolio's assets may be primarily invested in a combination of the Portfolios. As a result, the Asset Allocation Portfolio is subject to the same risks as any of the Portfolios in the Fund in which it invests. Moreover, The Asset Allocation Portfolio's investment performance may be directly related to the investment performance of the Portfolios of the Fund held by it. The ability of The Asset Allocation Portfolio to meet its investment objective may thus be directly related to the ability of the Portfolios of the Fund to meet their objectives as well as the allocation among those Portfolios of the Fund by Delaware. There can be no assurance that the investment objective of The Asset Allocation Portfolio or any of the Portfolios of the Fund will be achieved.


Because The Asset Allocation Portfolio and the other Portfolios of the Fund are separately managed, it is possible that certain Portfolios of the Fund in which The Asset Allocation Portfolio invests may be acquiring securities at the same time that other Portfolios of the Fund in which that Portfolio invests are selling the same security. Similarly, it is possible that The Asset Allocation Portfolio may directly acquire a security at the same time that a Portfolio of the Fund in which it invests is selling the same security, or vice versa. This practice could result in higher indirect transactions costs for The Asset Allocation Portfolio, and thus adversely affect The Asset Allocation Portfolio's returns, than would be the case if it were only investing directly in securities.


Delaware has adopted Asset Allocation Guidelines (the "Guidelines") which govern The Asset Allocation Portfolio's purchases and redemptions of shares of the Portfolios of the Fund. Pursuant to these Guidelines, if the Manager anticipates that The Asset Allocation Portfolio's allocation transaction will disrupt the investment activities of a Portfolio of the Fund, the portfolio managers of the relevant Portfolios will confer on steps to minimize adverse effects on both The Asset Allocation Portfolio and the Portfolio of the Fund, such as staggering the timing and amounts of such allocation transactions. In addition, Delaware will attempt to minimize the number and size of allocation transactions taking place at any one time while attempting to avoid losing investment opportunities for The Asset Allocation Portfolio. As a result, The Asset Allocation Portfolio may, on occasion, be unable to purchase or redeem shares of a Portfolio of the Fund as quickly or in such amounts as they otherwise would in the absence of such Guidelines. Such delays or changes in amounts may decrease the total return and/or increase the volatility of The Asset Allocation Portfolio.


Each of the investment strategies identified above involves special risks which are described under "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" and "ADDITIONAL INVESTMENT INFORMATION" in this Prospectus and "INVESTMENT POLICIES, PORTFOLIO TECHNIQUES AND RISK CONSIDERATIONS" in the Statement of Additional Information.

                         INVESTMENT OBJECTIVES, POLICIES
                             AND RISK CONSIDERATIONS


The investment objective of each Portfolio of the Fund is described below, together with the policies each Portfolio employs in its efforts to achieve its objective. There is no assurance that a Portfolio will attain its objective. The investment objective of each Portfolio, other than The Asset Allocation, The Small-Cap Growth Equity and the Growth and Income Portfolios is fundamental and may only be changed by a majority approval of that Portfolio's shareholders. With respect to the The Asset Allocation, The Small-Cap Growth Equity and the Growth and Income Portfolios, it is the Board of Directors or Trustees policy to notify shareholders prior to a material change in a Portfolio's objective. Unless otherwise noted, the investment policies described below are not fundamental policies and may be changed without shareholder approval. The Asset Allocation Portfolio may invest in the Portfolios of the Fund. The Asset Allocation Portfolio may also invest directly in the same kinds of securities, and may use the same investment techniques, as any of the Portfolios of the Fund.



THE LARGE-CAP VALUE EQUITY PORTFOLIO

The Large-Cap Value Equity Portfolio's investment objective is to realize maximum long-term total return, consistent with reasonable risk. The Portfolio seeks to achieve this objective by investing in equity securities of companies which, at the time of purchase, have dividend yields above the current yield of the Standard & Poor's 500 Stock Index ("S&P 500 Index") and which, in the investment adviser's opinion, offer capital gains potential as well.



In selecting Portfolio securities, the investment adviser places an emphasis on strong relative performance in falling markets. The Portfolio invests primarily in equity securities of U.S. companies, although from time to time the Portfolio will include sponsored or unsponsored American Depositary Receipts actively traded in the United States. See "ADDITIONAL INVESTMENT INFORMATION--DEPOSITARY RECEIPTS" for a further description of American Depositary Receipts. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in equity securities. Equity securities for this purpose include, but are not limited to, common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Portfolio also may purchase preferred stock. The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the investment adviser's opinion, such holdings are prudent given then prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio, normally, will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the investment adviser. "APPENDIX A--RATINGS" to this Prospectus describes the ratings of S&P and Moody's. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these and other investment policies.


The investment adviser seeks to invest in high-yielding equity securities and believes that, although capital gains are important, the dividend return component will be a significant portion of the expected total return. The investment adviser believes that a diversified portfolio of such high-yielding stocks will outperform the market over the long-term, as well as preserve principal in difficult market environments. Companies considered for purchase generally will exhibit the following characteristics at the time of purchase:
1) a dividend yield greater than the prevailing yield of the S&P 500 Index; 2) a price-to-book ratio lower than the average large capitalization company; and
3) a below-market price-to-earnings ratio.

The investment adviser takes a long-term investment approach by placing a strong emphasis on its ability to determine attractive values and, generally, does not seek to respond to short-term changes in the market. It is anticipated that the annual turnover rate of the Portfolio will not exceed 100% under normal circumstances. See "PORTFOLIO TRANSACTIONS." The Portfolio will maintain diversity among economic sectors and industries and will not invest 25% or more of its total assets in the stocks of issuers in any one industry, nor, ordinarily, more than 5%, at the time of purchase, of any one company.


THE AGGRESSIVE GROWTH PORTFOLIO

The Aggressive Growth Portfolio's investment goal is to realize maximum long-term capital growth. The Portfolio seeks to attain this objective by investing in equity securities of smaller and medium-sized companies which, in the opinion of the investment adviser, present, at the time of purchase, significant long-term growth potential. In pursuing this objective, current income is expected to be incidental.


Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth-oriented common stocks of domestic corporations. Such companies, in the investment adviser's view, generally are those companies that currently have total market capitalization between $100 million and $2.5 billion at the time of purchase. The Portfolio may invest in securities issued by companies having a capitalization outside that range when, in the investment adviser's opinion, such a company exhibits the same characteristics and growth potential as companies within the range. Equity securities for this purpose include, but are not to be limited to, common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Portfolio also may purchase preferred stock. Although the investment adviser does not pursue a market timing approach to investing, the Portfolio may hold cash or invest in short-term debt securities or other money market instruments when, in the investment adviser's opinion, such holdings are prudent given the prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio, normally, will not hold more than 10% of its total assets in cash or such short-term investments, but, on occasion, may hold as much as 30% of its total assets in cash or such short-term investments. All such holdings will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these and other investment policies.


The Portfolio may also, to a limited extent, enter into futures contracts on stocks, purchase or sell options on such futures, engage in certain options transactions on stocks and enter into closing transactions with respect to those activities. However, these activities will not be entered into for speculative purposes, but rather to facilitate the ability quickly to deploy into the stock market the Portfolio's positions in cash, short-term debt securities and other money market instruments, at times when the Portfolio's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Portfolio. See "ADDITIONAL INVESTMENT INFORMATION--FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and "OPTIONS" for a further discussion of these investment policies.


The Portfolio will not invest 25% or more of its total assets in securities of companies which conduct their principal business activities in specific industries. The Portfolio expects to invest in small- to medium-sized companies that have been in existence for at least three years (including the operation of any predecessor company) but which have the potential, in the investment adviser's judgment, for significant long-term capital growth. The investment adviser assesses economic, industry, market and company developments to select investments in promising emerging growth companies that are expected to benefit from new technology, new products or services, research discoveries, rejuvenated management and the like. However, the Portfolio may invest in any equity security which, in the investment adviser's judgment, provides the potential for significant capital appreciation.


The investment adviser believes that consistent earnings per share growth is just as important as high absolute growth. Because the Portfolio seeks long-term capital growth by investing primarily in small- to medium-sized companies, its investments are likely to involve a higher degree of liquidity risk and price volatility than larger capitalization securities.


The investment adviser does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the investment adviser may take advantage of short-term opportunities that are consistent with its investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will not exceed 100%. See "PORTFOLIO TRANSACTIONS."


THE INTERNATIONAL EQUITY PORTFOLIO

The investment objective of The International Equity Portfolio is to achieve maximum long-term total return. The Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income outside the United States, and which, in the investment adviser's opinion, are undervalued at the time of purchase based on fundamental analysis employed by the investment adviser.


In selecting portfolio securities the investment adviser emphasizes strong performance in falling markets relative to other mutual funds focusing on international equity investments. Equity securities in which the Portfolio may invest include, but are not limited to, common stocks and securities convertible into common stock and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Additionally, the Portfolio may from time to time, hold its assets in cash (which may be U.S. dollars or foreign currency, including European Currency Units ("ECU")) or may invest in short-term debt securities or other money market instruments. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 5% of its assets in cash or such short-term instruments. All such holdings will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or of comparable quality as determined by the Portfolio's investment adviser. See "ADDITIONAL INFORMATION" for further details concerning these and other investment policies.


The Portfolio may hold up to 15% of its assets in foreign fixed-income securities when, in the investment adviser's opinion, equity securities are overvalued and such fixed-income securities present an opportunity for returns, over an 18-month period, greater than those available through investments in equity securities or the short-term investments described above. The foreign fixed-income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including ECU, and must have a government or government agency backed credit status which would include, but not be limited to, supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote development or reconstruction. They include: The World Bank, European Investment Bank, Asian Development Bank, European Economic Community and the Inter-American Development Bank. Such fixed-income securities will be, at the time of purchase, of the highest quality (e.g., AAA by S&P or Aaa by Moody's) or of comparable quality as determined by the Portfolio's investment adviser. The Portfolio may also invest in sponsored and unsponsored American Depositary Receipts, European Depositary Receipts or Global Depositary Receipts ("Depositary Receipts"). See "ADDITIONAL INVESTMENT INFORMATION--DEPOSITARY RECEIPTS" for a further description of Depositary Receipts.


The investment adviser's approach in selecting investments for the Portfolio is oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, the investment adviser identifies those stocks which it believes will provide the highest total return over a market cycle taking into consideration the movement in the price of the individual security, and the impact of currency adjustment on a United States domiciled, dollar-based investor. The investment adviser conducts extensive fundamental research on a global basis, and it is through this research effort that securities which, in the investment adviser's opinion, have the potential for maximum long-term total return are identified. The center of the fundamental research effort is a value oriented dividend discount methodology toward individual securities and market analysis which isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. The investment adviser's management approach is long-term in orientation, but it is expected that the annual turnover rate of the Portfolio will not exceed 150% under normal circumstances. See "PORTFOLIO TRANSACTIONS" and "TAXES."


While the Portfolio is not subject to any specific geographic diversification requirements, it will, under normal market conditions, invest at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different countries outside the United States. Investments will be made mainly in marketable securities of companies located in developed countries, but the stock markets of developing countries are rapidly becoming accessible and the Portfolio may hold securities of issuers located in any developing country determined to be appropriate by the investment adviser. Investments in obligations of foreign issuers involve somewhat different investment risks than those affecting obligations of United States issuers. The risks posed by investments in emerging or developing countries frequently are greater. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION."


Currency considerations carry a special risk for a portfolio of international securities, and the investment adviser employs a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio will actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. See "ADDITIONAL INVESTMENT INFORMATION--FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."


THE SMALL/MID-CAP VALUE EQUITY PORTFOLIO

The Small/Mid-Cap Value Equity Portfolio's investment objective is to realize maximum long-term total return. The Portfolio seeks to achieve this objective by investing primarily in equity securities of companies which, at the time of purchase, pay dividends, generally represent the smallest 30% in terms of market capitalization of U.S. equity securities listed on a national securities exchange or NASDAQ, and, in the investment adviser's opinion, offer capital gains potential as well.


In selecting Portfolio securities, the investment adviser places an emphasis on strong relative performance in falling markets. The Portfolio invests primarily in equity securities of U.S. companies, although from time to time the Portfolio will include sponsored or unsponsored American Depositary Receipts actively traded in the United

States. Under normal market conditions, at least 65% of the value of the Portfolio's total assets will be invested in equity securities of companies described above. Equity securities for this purpose include common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Portfolio also may purchase preferred stock, and certain other non-traditional equity securities. See "ADDITIONAL INVESTMENT INFORMATION--CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES" and "DEPOSITARY RECEIPTS" for further details concerning these and other investment policies.



The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the investment adviser's opinion, such holdings are prudent given then prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio, normally, will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" and "APPENDIX A--RATINGS" for further details concerning these and other investment policies.



The investment adviser seeks to invest in dividend paying equity securities of small- and mid-cap companies and believes that, although capital gains are important, the dividend return component will be a significant portion of the expected total return. Further, the investment adviser believes that, although more volatile, small- and mid-cap companies will provide higher returns over the long-term. In the investment adviser's opinion, a diversified portfolio of such dividend paying, small- and mid-cap companies will outperform the market over the long-term, as well as preserve principal in difficult market environments. Companies considered for purchase generally will exhibit the following characteristics at the time of purchase: 1) dividend paying; and 2) generally represent the smallest 30% in terms of market capitalization of U.S. equity securities listed on a national securities exchange or NASDAQ.


The Portfolio expects to invest in companies in the capitalization range described above, and that have been in existence for at least three years (including the operation of any predecessor company) but which have the potential, in the investment adviser's judgment, for providing long-term total return. Because the Portfolio seeks long-term total return by investing primarily in small- to mid-cap companies, its investments are likely to involve a higher degree of liquidity risk and price volatility than investments in larger capitalization securities. The Portfolio may also invest in futures contracts and options on futures contracts subject to certain limitations. See "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" under "ADDITIONAL INVESTMENT INFORMATION."


The investment adviser takes a long-term investment approach by placing a strong emphasis on its ability to determine attractive values and, generally, does not seek to respond to short-term changes in the market. It is anticipated that the annual turnover rate of the Portfolio will generally not exceed 100% under normal circumstances. See "PORTFOLIO TRANSACTIONS." The Portfolio will maintain diversity among economic sectors and industries and will not invest 25% or more of its total assets in the stocks of issuers in any one industry, nor, ordinarily, more than 5%, at the time of purchase, of any one company.

THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO

The investment objective of The Labor Select International Equity Portfolio is to achieve maximum long-term total return. The Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income outside of the United States, and which, in the investment adviser's opinion, are undervalued at the time of purchase based on rigorous fundamental analysis employed by the investment adviser. In addition to following these quantitative guidelines, the Portfolio's investment adviser will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.


In selecting portfolio securities, the investment adviser emphasizes strong performance in falling markets relative to other mutual funds focusing on international equity investments. Equity securities in which the Portfolio may invest include common stocks and securities convertible into common stock and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Additionally, the Portfolio may, from time to time, hold its assets in cash (which may be U.S. dollars or foreign currency, including the ECU) or may invest in short-term debt securities or other money market instruments. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 5% of its assets in cash or such short-term instruments. All such holdings will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the Portfolio's investment adviser.


The Portfolio may hold up to 15% of its assets in foreign fixed-income securities when, in the investment adviser's opinion, equity securities are overvalued and such fixed-income securities present an opportunity for returns greater than those available through investments in equity securities or the short-term investments described above. The foreign fixed-income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including the ECU, and must have a government or government agency backed credit status which would include, but not be limited to, supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote development or reconstruction. They include: the World Bank, European Investment Bank, Asian Development Bank, European Economic Community and the Inter-American Development Bank. Such fixed-income securities will be, at the time of purchase, of the highest quality (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the Portfolio's investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" for a further description of these and other investment policies.


The investment adviser's approach in selecting investments for the Portfolio is primarily quantitatively oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, the investment adviser identifies those stocks which it believes will provide the highest total return over a market cycle, taking into consideration the movement in the price of the individual security, the impact of currency adjustment on a United States domiciled, dollar-based investor and the investment guidelines described below. The investment adviser conducts extensive fundamental research on a global basis, and it is through this research effort that securities which, in the investment adviser's opinion, have the potential for maximum long-term total return are identified. The center of the fundamental research effort is a value oriented dividend discount methodology toward individual securities and market analysis which isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made.

Supplementing the adviser's quantitative approach to stock selection, the investment adviser will, in managing the Portfolio, also attempt to follow certain qualitative investment guidelines which seek to identify issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor. These qualitative investment guidelines include country screens, as well as additional issuer-specific criteria. The country screens require that the securities are of issuers domiciled in those countries that are included in the Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") Index and Canada, as long as the country does not appear on any list of prohibited or boycotted nations of the AFL-CIO or certain other labor organizations. Nations that are presently in the EAFE Index include Japan, the United Kingdom, Germany, France and The Netherlands. In addition, the Portfolio will tend to favor investment in issuers located in those countries that the investment adviser perceives as enjoying favorable relations with the United States. Pursuant to the Portfolio's issuer-specific criteria, the Portfolio will
(1) invest only in companies which are publicly traded; (2) focus on companies that show, in the investment adviser's opinion, evidence of pursuing fair labor practices; (3) focus on companies that have not been subject to penalties or tariffs imposed by applicable U.S. government agencies for unfair trade practices within the previous two years; and (4) not invest in initial public offerings. In the opinion of the Portfolio's investment adviser, evidence of pursuing fair labor practices would include whether a company has demonstrated patterns of non-compliance with applicable labor or health and safety laws. The qualitative labor sensitivity factors that the Portfolio's investment adviser will utilize in selecting securities will vary over time, and will be solely in the adviser's discretion.


While the Portfolio is not subject to any specific geographic diversification requirements, it will, under normal conditions, invest at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different countries outside the United States, and which comply with the parameters described above. Investments in obligations of foreign issuers involve somewhat different investment risks than those affecting obligations of United States issuers. The risks posed by investments in foreign countries frequently are greater. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION."


The investment adviser does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the investment adviser may take advantage of short-term opportunities that are consistent with its investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will generally not exceed 100%. See "PORTFOLIO TRANSACTIONS."


Currency considerations carry a special risk for a portfolio of international securities, and the investment adviser employs a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. See "ADDITIONAL INVESTMENT INFORMATION--FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."


THE REAL ESTATE INVESTMENT TRUST PORTFOLIOS

The investment objective of each of The Real Estate Investment Trust Portfolios is to achieve maximum long-term total return. Capital appreciation is a secondary objective. Each Portfolio seeks to achieve its objectives by investing in securities of companies principally engaged in the real estate industry. Under normal circumstances, at least 65% of each Portfolio's total assets will be invested in equity securities of real estate investment trusts ("REITs"). Each Portfolio will operate as a nondiversified fund as defined by the 1940 Act.

The Portfolios invest in equity securities of REITs and other real estate industry operating companies ("REOCs"). For purposes of the Portfolios' investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. The Portfolios' investments in equity securities of REITs and REOCs may include, from time to time, sponsored or unsponsored American Depositary Receipts actively traded in the United States. Equity securities for this purpose include common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Each Portfolio may also purchase preferred stock. Each Portfolio may invest up to 10% of its assets in foreign securities, and in convertible securities. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION," "DEPOSITARY RECEIPTS" and "CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES" for further discussion of these investment policies. Each Portfolio may also invest in mortgage-backed securities. See "MORTGAGE-BACKED SECURITIES" for more detailed information about this investment policy.


Each Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the investment adviser's opinion, such holdings are prudent given then prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, each Portfolio will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g. AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the Portfolio's investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these and other investment policies.



Although the Portfolios do not invest directly in real estate, the Portfolios do invest primarily in REITs, and may purchase equity securities of REOCs. Thus, because the Portfolios concentrate their investments in the real estate industry, an investment in either Portfolio may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses, uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.



The Portfolios may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act. By investing in REITs indirectly through either Portfolio, a shareholder bears not only a proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. For a further discussion of the risks presented by investing in REITs, see "ADDITIONAL INVESTMENT INFORMATION--REITS."

While the Portfolios do not intend to invest directly in real estate, either Portfolio could, under certain circumstances, own real estate directly as a result of a default on securities that it owns. In addition, if either Portfolio has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect the Portfolio's ability to retain its tax status as a regulated investment company.


Each Portfolio may also, to a limited extent, enter into futures contracts on stocks, purchase or sell options on such futures, engage in certain options transactions on stocks and enter into closing transactions with respect to those activities. However, these activities will not be entered into for speculative purposes, but rather to facilitate the ability quickly to deploy into the stock market the Portfolio's positions in cash, short-term debt securities and other money market instruments, at times when the Portfolio's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Portfolio. See "ADDITIONAL INVESTMENT INFORMATION-- FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and "OPTIONS" for a further discussion of these investment policies.

In connection with each Portfolio's ability to invest up to 10% of its total assets in the securities of foreign issuers, currency considerations may present risks if the Portfolio holds international securities. Currency considerations carry a special risk for a portfolio of international securities. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. See "ADDITIONAL INVESTMENT INFORMATION-- FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."


The investment adviser does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the investment adviser may take advantage of short-term opportunities that are consistent with its investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will generally not exceed 100%. See "PORTFOLIO TRANSACTIONS."


THE GLOBAL EQUITY PORTFOLIO

The objective of The Global Equity Portfolio is to achieve long-term growth without undue risk to principal. The Portfolio seeks to achieve this objective by investing in global equity securities that provide the potential for capital appreciation and income. The Portfolio is a global fund. Under normal circumstances, at least 65% of the Portfolio's assets will be invested in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. The Portfolio will invest in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. The Portfolio may also invest in sponsored or unsponsored Depositary Receipts. See "DEPOSITARY RECEIPTS" under "ADDITIONAL INVESTMENT INFORMATION."


The Portfolio will attempt to achieve its objective by investing in securities traded in equity markets and currencies that Delaware International and Delaware Investment Advisers (with respect to U.S. securities) believe offer the best relative value within the global investment universe. A dividend discount model will be employed to assess value across country boundaries. When using a dividend discount analysis to value individual equity markets, Delaware International and Delaware Investment Advisers (with respect to U.S. securities) will look at future anticipated dividends and discount the value of those dividends back to what they would be worth if they were being paid today. Delaware International and Delaware Investment Advisers (with respect to U.S. securities) will use this technique to attempt to compare the value of different investments.

In a global portfolio, currency return is also an integral component of an investment's total return. Delaware International and Delaware Investment Advisers (with respect to U.S. securities) will use a purchasing power parity approach to access the value of individual currencies. Purchasing power parity attempts to identify the amounts of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that would make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.


Simultaneous with identifying the most attractive equity markets and currencies, Delaware International and Delaware Investment Advisers (with respect to U.S. securities) will attempt to purchase undervalued securities. Individual equity securities around the world will be selected on the basis of an analysis of the issuing company's operations, financial statements and each company's current valuation. In the selection process, Delaware International and Delaware Investment Advisers (with respect to U.S. securities) will place special emphasis on present dividend yield and expectations for dividend growth.


The Portfolio may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these and other investment policies.


The Portfolio may also seek to achieve growth through investment of up to 35% of its assets in income producing debt securities such as U.S. or foreign government or corporate bonds. In addition, for temporary defensive purposes, the Portfolio may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies and certain short-term instruments. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these instruments. For example, the Portfolio may invest in U.S. fixed-income markets when Delaware International believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by Standard & Poor's Ratings Group ("S&P"), Aa or better by Moody's Investors Service, Inc. ("Moody's"), or have an equivalent rating from another nationally recognized statistical rating organization, or if unrated, will be determined to be of comparable quality by Delaware International or Delaware Investment Advisers, as relevant. The Portfolio may also invest in the securities listed above pending investment of proceeds from new sales of Portfolio shares and to maintain sufficient cash to meet redemption requests.


It is anticipated that the annual portfolio turnover rate, under normal circumstances, will not exceed 100%. See "PORTFOLIO TRANSACTIONS."

THE EMERGING MARKETS PORTFOLIO

The objective of The Emerging Markets Portfolio is to achieve long-term capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of issuers located or operating in emerging countries. The Portfolio is an international fund. Under normal circumstances, at least 65% of the Portfolio's assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different emerging countries. The Portfolio will attempt to achieve its objective by investing in a broad range of equity securities, including common stocks, preferred stocks, convertible securities and warrants issued by companies located or operating in emerging countries.


The Portfolio considers an "emerging country" to be any country which is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. In addition, any country that is included in the IFC Free Index or MSCI EMF Index will be considered to be an "emerging country." As of the date of this Prospectus, there are more than 130 countries which, in Delaware International's judgment, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Within this group of developing or emerging countries are included almost every nation in the world, except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe.


Currently, investing in many emerging countries is not feasible, or may, in Delaware International's opinion, involve unacceptable political risks. The Portfolio will focus its investments in those emerging countries where Delaware International considers the economies to be developing strongly and where the markets are becoming more sophisticated. Delaware International believes that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets in such countries.


In considering possible emerging countries in which the Portfolio may invest, Delaware International will place particular emphasis on certain factors, such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. It is currently anticipated that the countries in which the Portfolio may invest will include, but not be limited to, Argentina, Brazil, Chile, China, Columbia, The Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Korea, Malaysia, Mexico, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. As markets in other emerging countries develop, Delaware International expects to expand and further diversify the countries in which the Portfolio invests.


Although not an exclusive list of criteria to be considered by Delaware International, an emerging country equity security is one issued by a company that, in the opinion of Delaware International, exhibits one or more of the following characteristics: (i) its principal securities trading market is an emerging country, as defined above; (ii) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. Determinations as to eligibility will be made by Delaware International based on publicly available information and inquiries made of the companies. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION."

The Portfolio may invest in Depositary Receipts. See "DEPOSITARY RECEIPTS" and "INVESTMENT COMPANY SECURITIES" under "ADDITIONAL INVESTMENT INFORMATION."


The Portfolio also may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities. See "ADDITIONAL INVESTMENT INFORMATION--CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES."


Up to 35% of the Portfolio's net assets may be invested in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high-yield, high risk fixed-income securities rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by Delaware International to be of equivalent quality and which present special investment risks. The Portfolio may also invest in Brady Bonds and zero coupon bonds. See "HIGH-YIELD, HIGH RISK SECURITIES" and "ZERO COUPON AND PAY-IN-KIND BONDS" under "ADDITIONAL INVESTMENT INFORMATION." The Portfolio may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be dominated in the currency of another country or in multinational currency units, including ECU. See "ADDITIONAL INVESTMENT INFORMATION--FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."


For temporary defensive purposes, the Portfolio may invest all or a substantial portion of its assets in the high quality debt instruments in which The International Equity Portfolio may invest. See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS--THE INTERNATIONAL EQUITY PORTFOLIO."


See "ADDITIONAL INVESTMENT INFORMATION" for a further discussion about the above and other securities and investment practices.


It is anticipated that the annual portfolio turnover rate, under normal circumstances, will not exceed 100%. See "PORTFOLIO TRANSACTIONS."


THE INTERMEDIATE FIXED INCOME PORTFOLIO

The Intermediate Fixed Income Portfolio's investment objective is to realize maximum long-term total return, consistent with reasonable risk. It seeks to achieve its objective by investing in a diversified portfolio of investment grade fixed-income obligations, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government securities"), mortgage-backed securities, asset-backed securities, corporate bonds and other fixed-income securities. The benchmark against which the Portfolio's performance will be measured is the Lehman Brothers Government/Corporate Intermediate Bond Index.


It seeks maximum long-term total return by investing in debt securities having an average effective maturity (that is, the market value weighted average time to repayment of principal) of between one to ten years. Short- and intermediate-term debt securities (under ten years) form the core of the Portfolio, with long-term bonds (over ten years) purchased as well as when the investment adviser believes they will enhance return without significantly increasing risk. Average effective maturity may exceed the above range when the investment adviser believes opportunities for enhanced returns exceed risk.

Typically, approximately 50% of the Portfolio's assets will be invested in U.S. government securities, mortgage-backed securities and asset-backed securities. All securities purchased by the Portfolio will have an investment grade rating at the time of purchase. Investment grade fixed-income obligations will be those rated BBB or better by S&P or Baa or better by Moody's or those deemed to be of comparable quality by the investment adviser. Obligations rated BBB and Baa have speculative characteristics. To the extent that the rating of a debt obligation held by the Portfolio falls below BBB or Baa, the Portfolio, as soon as practicable, will dispose of the security, unless such disposal would be detrimental to the Portfolio in light of market conditions. See "ADDITIONAL INVESTMENT INFORMATION--U.S. GOVERNMENT SECURITIES," "ASSET-BACKED SECURITIES" and "MORTGAGE-BACKED SECURITIES" for more detailed information about these and other investment policies.


The Portfolio will normally experience an annual portfolio turnover rate exceeding 100%, but that rate is not expected to exceed 250%. A 100% turnover rate would occur if all of the securities in the Portfolio were sold and replaced within one year. The rate of portfolio turnover is not a limiting factor when the investment adviser deems it desirable to purchase or sell securities. High portfolio turnover (over 100%) involves correspondingly greater transaction costs and may affect taxes payable by the Portfolio's shareholders that are subject to federal income taxes. The turnover rate may also be affected by cash requirements from redemptions and repurchases of the Portfolio's shares. The degree of Portfolio activity may affect brokerage costs of the Portfolio and taxes payable by institutional shareholders that are subject to federal income taxes. See "PORTFOLIO TRANSACTIONS" and "TAXES."


THE AGGREGATE FIXED INCOME PORTFOLIO

The Aggregate Fixed Income Portfolio's investment objective is to realize maximum long-term total return, consistent with reasonable risk. It seeks to achieve its objective by investing in a diversified portfolio of investment grade fixed-income obligations, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government securities"), mortgage-backed securities, asset-backed securities, corporate bonds and other fixed-income securities. The benchmark against which the Portfolio's performance will be measured is the Lehman Brothers Aggregate Bond Index.


It seeks maximum long-term total return by investing in debt securities having a broad range of maturities. However, the Portfolio typically will have an average effective maturity (that is, the market value weighted average time to repayment of principal) of between one to ten years. Short- and intermediate-term debt securities (under ten years) form the core of the Portfolio, with long-term bonds (over ten years) purchased as well when the investment adviser believes they will enhance return without significantly increasing risk. Average effective maturity may exceed the above range when the investment adviser believes opportunities for enhanced returns exceed risk.


Typically, approximately 50% of the Portfolio's assets will be invested in U.S. government securities, mortgage-backed securities and asset-backed securities. All securities purchased by the Portfolio will have an investment grade rating at the time of purchase. Investment grade fixed-income obligations will be those rated BBB or better by S&P or Baa or better by Moody's or those deemed to be of comparable quality by the investment adviser. Obligations rated BBB and Baa have speculative characteristics. To the extent that the rating of a debt obligation held by the Portfolio falls below BBB or Baa, the Portfolio, as soon as practicable, will dispose of the security, unless such disposal would be detrimental to the Portfolio in light of market conditions. See "ADDITIONAL INVESTMENT INFORMATION--U.S. GOVERNMENT SECURITIES," "ASSET-BACKED

SECURITIES" and "MORTGAGE-BACKED SECURITIES" for more detailed information about these and other investment policies.

The Portfolio will normally experience an annual portfolio turnover rate exceeding 100%, but that rate is not expected to exceed 250%. A 100% turnover rate would occur if all of the securities in the Portfolio were sold and replaced within one year. The rate of portfolio turnover is not a limiting factor when the investment adviser deems it desirable to purchase or sell securities. High portfolio turnover (over 100%) involves correspondingly greater transaction costs and may affect taxes payable by the Portfolio's shareholders that are subject to federal income taxes. The turnover rate may also be affected by cash requirements from redemptions and repurchases of the Portfolio's shares. The degree of Portfolio activity may affect brokerage costs of the Portfolio and taxes payable by institutional shareholders that are subject to federal income taxes. See "PORTFOLIO TRANSACTIONS" and "TAXES."


THE LIMITED-TERM MATURITY PORTFOLIO

The Limited-Term Maturity Portfolio seeks to realize a high level of current income, consistent with the preservation of principal and reasonable risk. It seeks to achieve its objective by investing in a diversified portfolio of investment grade fixed-income securities including: U.S. government securities, mortgage-backed securities, asset-backed securities, corporate bonds and other fixed-income securities. The Portfolio will not exceed an average effective maturity (that is, the market value weighted average time to repayment of principal) of five years and will invest at least a majority of its assets in U.S. government securities and mortgage-backed securities. The Portfolio also may hold up to 30% of its assets in investment grade corporate fixed-income obligations (other than mortgage-backed securities and U.S. government securities) and asset-backed securities, but may not invest more than 10% of its assets in such investment grade corporate fixed-income securities rated, at the time of purchase, Baa by Moody's or BBB by S&P or determined to be of comparable quality by the investment adviser. To the extent that the rating of a debt obligation held by the Portfolio falls below BBB or Baa, the Portfolio, as soon as practicable, will dispose of the security, unless such disposal would be detrimental to the Portfolio in light of market conditions.


The Limited-Term Maturity Portfolio will normally experience an annual portfolio turnover rate exceeding 100%, but that rate is not expected to exceed 200%. See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS--THE FIXED INCOME PORTFOLIO" for a discussion of the implication of a portfolio turnover rate exceeding 100%.


THE GLOBAL FIXED INCOME PORTFOLIO

The Portfolio seeks to realize current income consistent with the preservation of investors' principal. It seeks to achieve its objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Portfolio is a global fund. As such, it may invest in securities issued in any currency and may hold foreign currency. Under normal circumstances, at least 65% of the Portfolio's assets will be invested in the fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the ECU. The Portfolio will operate as a nondiversified fund as defined by the 1940 Act.


The investment adviser's approach in selecting investments for the portfolio is oriented to country selection and is value driven. In selecting fixed-income instruments for the Portfolio, the investment adviser identifies those countries' fixed-income markets which it believes will provide the United States' domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation. The investment adviser conducts extensive fundamental research on a global basis, and it is through this effort that attractive fixed-income markets are selected for investment. The core of the fundamental research effort is a value oriented discounted income stream methodology which isolates value across country boundaries. This approach focuses on future coupon and redemption payments and discounts the value of those payments back to what they would be worth if they were to be paid today. Comparisons of the values of different possible investments are then made. The investment adviser's management approach is long-term in orientation, and it is therefore expected that the annual turnover of the portfolio will not exceed 200% under normal circumstances. See "PORTFOLIO TRANSACTIONS" and "TAXES."


The Portfolio will attempt to achieve its objective by investing in a broad range of fixed-income securities, including debt obligations of foreign and U.S. companies which are generally rated A or better by S&P or Moody's or, if unrated, are deemed to be of comparable quality by Delaware International, as well as foreign and U.S. government securities with the limitation noted below. The Portfolio may invest up to 5% of its assets in fixed-income securities rated below investment grade, including foreign government securities as discussed below. See "ADDITIONAL INVESTMENT INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES."


The Portfolio may also invest in zero coupon bonds, and in the debt securities of supranational entities denominated in any currency. Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, the Portfolio currently anticipates that a large percentage of its assets will be invested in U.S. government securities and foreign government securities and securities of supranational entities. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these and other investment policies.


With respect to U.S. government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by the Portfolio include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. When the Portfolio's investment adviser believes a temporary defensive approach is appropriate, the Portfolio may hold up to 100% of its assets in such U.S. government securities and certain other short-term instruments. See "ADDITIONAL INVESTMENT INFORMATION--U.S. GOVERNMENT SECURITIES" and "SHORT-TERM INVESTMENTS."


With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Portfolio will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by the investment adviser to be of comparable quality. As noted above, the Portfolio may invest up to 5% of its assets in non-investment grade fixed-income securities. These investments may include foreign government securities, some of which may be so-called Brady Bonds. See "ADDITIONAL INFORMATION-HIGH-YIELD, HIGH RISK SECURITIES." The Portfolio may also invest in sponsored or unsponsored American Depositary Receipts or European Depositary Receipts. While the Portfolio may purchase securities of issuers in any foreign country, developed or underdeveloped, it is currently anticipated that the countries in which the Portfolio may invest will include, but not be limited to, Canada, Germany, the United Kingdom, New Zealand, France, The Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Japan and Australia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of issuers in such countries. Any investment the Portfolio may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION" and "DEPOSITARY RECEIPTS."


Currency considerations carry a special risk for a portfolio of international securities and the investment adviser employs a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio will actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with its portfolio of securities. See "ADDITIONAL INVESTMENT INFORMATION--FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."


It is anticipated that the average weighted maturity of the Portfolio will be in the five-to-ten year range. If, however, the investment adviser anticipates a declining interest rate environment, the average weighted maturity may be extended beyond ten years. Conversely, if the investment adviser anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years. The Portfolio will not invest 25% or more of its total assets in the securities of issuers all of which conduct their principal business activities in the same industry.


THE INTERNATIONAL FIXED INCOME PORTFOLIO

The Portfolio seeks to realize current income consistent with the preservation of investors' principal. It seeks to achieve its objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Portfolio is an international fund. As such, it may invest in securities issued in any currency and may hold foreign currency. Under normal circumstances, at least 65% of the Portfolio's assets will be invested in the fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. Under normal circumstances, the Portfolio intends to invest in securities which are denominated in foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as ECU. The Portfolio will operate as a nondiversified fund as defined by the 1940 Act.


The investment adviser's approach in selecting investments for the portfolio is oriented to country selection and is value driven. In selecting fixed-income instruments for the Portfolio, the investment adviser identifies those countries' fixed-income markets which it believes will provide the United States domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation. The investment adviser conducts extensive fundamental research on a global basis, and it is through this effort that attractive fixed-income markets are selected for investment. The core of the fundamental research effort is a value oriented discounted income stream methodology which isolates value across country boundaries. This approach focuses on future coupon and redemption payments and discounts the value of those payments back to what they would be worth if they were to be paid today. Comparisons of the values of different possible investments are then made. The investment adviser's management approach is long-term in orientation, but, it is expected that the annual turnover of the portfolio will be approximately 200% under normal circumstances. See "PORTFOLIO TRANSACTIONS" and "TAXES."


The Portfolio will attempt to achieve its objective by investing in a broad range of fixed-income securities, including debt obligations of foreign companies which are generally rated A or better by S&P or Moody's or, if unrated, are deemed to be of comparable quality by Delaware International, as well as, foreign government securities with the limitation noted below. The Portfolio may invest up to 5% of its assets in fixed-income securities rated below investment grade, including foreign government securities as discussed below. See "ADDITIONAL INVESTMENT INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES."


The Portfolio may also invest in zero coupon bonds, and in the debt securities of supranational entities denominated in any currency. Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, the Portfolio currently anticipates that a large percentage of its assets will be invested in foreign government securities and securities of supranational entities. See "ADDITIONAL INVESTMENT INFORMATION" for further details about these and other investment policies.


With respect to U.S. government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by the Portfolio include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. When the Portfolio's investment adviser believes a temporary defensive approach is appropriate, the Portfolio may hold up to 100% of its assets in such U.S. government securities and certain other short-term instruments. See "ADDITIONAL INVESTMENT INFORMATION--U.S. GOVERNMENT SECURITIES" and "SHORT-TERM INVESTMENTS."


With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Portfolio will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or if unrated, have been determined by the investment adviser to be of comparable quality. As noted above, the Portfolio may invest up to 5% of its assets in non-investment grade fixed-income securities. These investments may include foreign government securities, some of which may be so-called Brady Bonds. See "ADDITIONAL INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES." The Portfolio may also invest in sponsored or unsponsored American Depositary Receipts or European Depositary Receipts. While the Portfolio may purchase securities of issuers in any foreign country, developed or underdeveloped, it is currently anticipated that the countries in which the Portfolio may invest will include, but not be limited to, Canada, Germany, the United Kingdom, New Zealand, France, The Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Japan and Australia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of issuers in such countries. Any investment the

Portfolio may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION" and "DEPOSITARY RECEIPTS."


Currency considerations carry a special risk for a portfolio of international securities and the investment adviser employs a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio will actively carry on hedging activities, and may utilize a wide range of hedging instruments, including options, futures contracts, and related options, and forward foreign currency exchange contracts to hedge currency risks associated with its portfolios of securities. See "ADDITIONAL INVESTMENT INFORMATION--FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and "OPTIONS."


It is anticipated that the average weighted maturity of the Portfolio will be in the five-to-ten year range. If, however, the investment adviser anticipates a declining interest rate environment, the average weighted maturity may be extended beyond ten years. Conversely, if the investment adviser anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years. The Portfolio will not invest 25% or more of its total assets in the securities of issuers all of which conduct their principal business activities in the same industry.


THE HIGH-YIELD BOND PORTFOLIO

The High-Yield Bond Portfolio's investment objective is to seek high total return. The Portfolio seeks to achieve its objective by investing primarily in bonds rated B- or higher by S&P or B3 or higher by Moody's or, if unrated, judged to be of comparable quality by the investment adviser.


The Portfolio will invest at least 80% of its assets at the time of purchase in:
(1) corporate bonds that may be rated B- or higher by S&P or B3 or higher by Moody's, or that may be unrated (which may be more speculative in nature than rated bonds); (2) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or, if unrated, judged to be of comparable quality by the investment adviser. The Portfolio may also invest in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and which may be speculative. See "ADDITIONAL INVESTMENT INFORMATION--CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES" for a further discussion of these investment policies. The Portfolio may invest up to 10% of its total assets in securities of issuers domiciled in foreign countries. The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the investment adviser's opinion, such holdings are prudent given then prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio normally will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these and other investment policies.


Although the Portfolio does not generally purchase a substantial amount of zero coupon bonds or pay-in-kind (PIK) bonds, from time to time, the Portfolio may acquire zero coupon bonds and, to a lesser extent, PIK bonds.

Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Portfolio. For example, the Portfolio accrues, and is required to distribute to shareholders income on its zero coupon bonds. However, the Portfolio may not receive the cash associated with this income until the bonds are sold or mature. If the Portfolio did not have sufficient cash to make the required distribution of accrued income, the Portfolio could be required to sell other securities in its portfolio or to borrow to generate the cash required.


With respect to U.S. government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by the Portfolio include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. See "ADDITIONAL INVESTMENT INFORMATION--U.S. GOVERNMENT SECURITIES."


The investment adviser does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the investment adviser may take advantage of short-term opportunities that are consistent with its investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will generally not exceed 100%. See "PORTFOLIO TRANSACTIONS."


It is anticipated that the Portfolio's assets will be invested primarily in unrated corporate bonds and bonds rated B- or higher by S&P or B3 or higher by Moody's, or, if unrated, judged to be of comparable quality by the investment adviser. The market values of fixed-income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. These lower rated or unrated securities generally have higher yields, but, as a result of factors such as reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market, are subject to greater volatility and risks of loss of income and principal than are higher rated securities. The investment adviser will attempt to reduce such risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.


Investing in these so-called "junk" or "high-yield" bonds entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade bonds, and which should be considered by investors contemplating an investment in the Portfolio. Such bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. Some of the principal risks to which junk bonds are subject are discussed below.


Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During the economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during the economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in the Portfolio's net asset value.


In addition, if, as a result of volatility in the high-yield market or other factors, the Portfolio experiences substantial net redemptions of the Portfolio's shares for a sustained period of time, the Portfolio may be required to sell securities without regard to the investment merits of the securities to be sold. If the Portfolio sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Portfolio will decrease and the Portfolio's expense ratios may increase.


Furthermore, the secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on the Portfolio's ability to dispose of particular issues, when necessary, to meet the Portfolio's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Portfolio to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The Portfolio's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.


Finally, there are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchase of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for the Portfolio to attain its investment objective.


See "ADDITIONAL INVESTMENT INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES" for further information about high-yield securities.


THE DIVERSIFIED CORE FIXED INCOME PORTFOLIO

The objective of the Portfolio is to seek to provide investors with maximum long-term total return, consistent with reasonable risk. The Portfolio will seek to achieve its objective by allocating its investments principally among the following three sectors of the fixed-income securities markets:

(1) a U.S. investment grade sector, consisting of investment grade debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by U.S. companies;


(2) a U.S. high-yield sector, consisting of high-yielding, lower-rated or unrated fixed-income securities issued by U.S. companies; and


(3) an international sector, consisting of obligations of foreign governments, their agencies and instrumentalities, and other fixed-income securities of issuers in foreign countries and denominated in foreign currencies.


The investment adviser will determine the amount of assets of the Portfolio that will be allocated to each of the three sectors in which the Portfolio will invest, based on its analysis of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the three sectors. The investment adviser will periodically reallocate the Portfolio's assets, as it deems necessary, and, the relative proportion of the Portfolio's assets to be allocated among sectors is described below.


U.S. Investment Grade Sector
----------------------------
Under normal circumstances, between 50% and 90% of the Portfolio's total assets will be invested in the U.S. investment grade sector. In managing the Portfolio's assets allocated to the investment grade sector, the investment manager will invest principally in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and by U.S. corporations. The corporate debt obligations in which the Portfolio may invest include bonds, notes, debentures and commercial paper of U.S. companies.


The U.S. government securities in which the Portfolio may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government. See "U.S. GOVERNMENT SECURITIES" under "ADDITIONAL INVESTMENT INFORMATION" for a discussion of these types of securities.


The investment grade sector of the Portfolio's assets may also be invested in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by government sponsored corporations. Other mortgage-backed securities in which the Portfolio may invest are issued by certain private, non-government entities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). See "MORTGAGE-BACKED SECURITIES" under "ADDITIONAL INVESTMENT INFORMATION" for a discussion of these types of securities. Subject to the quality limitations set forth in this Prospectus, the Portfolio may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables regarding automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans and leases. See "ASSET-BACKED SECURITIES" under "ADDITIONAL INVESTMENT INFORMATION."


Securities purchased by the Portfolio within the investment grade sector will be rated in one of the four highest rating categories or will be unrated securities that are of comparable quality as determined by the investment manager. The four highest rating categories are, for example, AAA, AA, A or BBB by S&P and Fitch, or Aaa, Aa, A or Baa by Moody's. Debt securities within the top three categories comprise what are known as high-grade bonds and are regarded as having a strong capacity to pay principal and interest. Securities in the fourth category, known as medium-grade bonds, are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics. See "APPENDIX A--RATINGS" in this Prospectus for more rating information.



U.S. High-Yield Sector
----------------------
Under normal circumstances, between 5% and 30% of the Portfolio's total assets will be allocated to the U.S. high-yield sector. The investment adviser will invest the Portfolio's assets that are allocated to the domestic high-yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Portfolio may invest in domestic corporate debt obligations, including, notes, which may be convertible or non-convertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero coupon bonds and pay-in-kind securities ("PIKs"). See "ZERO COUPON BONDS AND PAY-IN-KIND BONDS" under "ADDITIONAL INVESTMENT INFORMATION."



The Portfolio will invest in both rated and unrated bonds. The rated bonds that the Portfolio may purchase in this sector will generally be rated BB or lower by Standard & Poor's Rating Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"), Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally recognized statistical rating organization. See "APPENDIX A--RATINGS" in this Prospectus for more rating information and "HIGH YIELD, HIGH RISK SECURITIES" under "ADDITIONAL INVESTMENT INFORMATION" and "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS--THE HIGH-YIELD BOND PORTFOLIO" for a description of the risks associated with investing in lower-rated fixed-income securities. Unrated bonds may be more speculative in nature than rated bonds.



International Sector
--------------------
Under normal circumstances, between 5% and 20% of the Portfolio's total assets will be invested in the international sector. Delaware International, the sub-adviser will invest the assets of the Portfolio that are allocated to the international sector primarily in fixed-income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed-income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities.


A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter- Development Bank, the Export-Import Bank and the Asian Development Bank.


The Portfolio may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the European Currency Unit. The Portfolio will, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations. See "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS" and "RISKS OF OPTIONS, FUTURES AND FUTURES CONTRACTS" under "ADDITIONAL INVESTMENT INFORMATION" for a further description of the Portfolio's foreign currency transactions.


The Portfolio will invest in both rated and unrated foreign securities. It may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries and so-called Brady Bonds. However, investments in emerging markets,

Brady Bonds and in foreign securities that are rated below investment grade (e.g. lower than BBB by S&P), or if unrated, judged to be of comparable quality by the sub-adviser, will in the aggregate be limited to no more than 5% of the Portfolio's total assets. See, "FOREIGN INVESTMENT INFORMATION" and "HIGH-YIELD, HIGH RISK SECURITIES" under "ADDITIONAL INVESTMENT INFORMATION" for a description and discussion of the risks of investing in emerging markets securities, Brady Bonds and securities rated lower than investment grade.


The Portfolio may invest in sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, or Global Depositary Receipts. See "DEPOSITARY RECEIPTS" under "ADDITIONAL INVESTMENT INFORMATION". The Portfolio may also invest in zero coupon bonds and may purchase shares of other investment companies. See "ZERO COUPON AND PAY-IN-KIND BONDS" and "INVESTMENT COMPANY SECURITIES" under "ADDITIONAL INVESTMENT INFORMATION".


In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Portfolio may hold a substantial portion of its assets in cash or short-term fixed-income obligations. See, "ADDITIONAL INVESTMENT INFORMATION--SHORT TERM INVESTMENTS." The Portfolio may also use a wide range of hedging instruments, including options, futures contracts and options on futures contracts subject to certain limitations. See "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS", "OPTIONS" and "RISKS OF OPTIONS, FUTURES AND FUTURES CONTRACTS" under "ADDITIONAL INVESTMENT INFORMATION". The Portfolio may invest in repurchase agreements, but it normally does so only to invest cash balances. The Portfolio is permitted to borrow money.


THE GROWTH AND INCOME PORTFOLIO

The Portfolio's investment objective is capital appreciation and income. The Portfolio will seek to achieve its objectives by investing primarily in income-producing common stocks, with a focus on common stocks that the investment adviser believes have the potential for above average dividend increases over time. Under normal circumstances, the Portfolio will generally invest at least 65% of its total assets in dividend paying common stocks.


In selecting stocks for the Portfolio, the investment adviser will focus primarily on dividend paying common stock issued by companies with market capitalization in excess of $100 million but is not precluded from purchasing shares of companies with market capitalizations of less than $100 million. In seeking stocks with potential for above average dividend increases, the investment adviser will consider such factors as the historical growth rate of a company's dividend, the frequency of prior dividend increases, the issuing company's potential to generate cash flows and the price/earnings multiple of the stock relative to the market. The investment adviser will generally avoid stocks that it believes are overvalued and may select stocks with current dividend yields that are lower than the current yield of the Standard & Poor's 500 Stock Index ("S&P 500") in exchange for anticipated dividend growth.


While management believes that the Portfolio's objectives may best be attained by investing in common stocks, the Portfolio may also invest in other securities including, but not limited to, convertible and preferred securities, shares or convertible bonds issued by real estate investment trust (REITS), rights and warrants to purchase common stock and various types of fixed-income securities, such as U.S. government and government agency securities, corporate debt securities, and bank obligations, and may also engage in options and futures transactions. See "CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES", "MORTGAGE-BACKED SECURITIES", "REITS", "OPTIONS" AND "FUTURES CONTRACTS AND OPTIONS ON FUTURES

CONTRACTS" under "ADDITIONAL INVESTMENT INFORMATION". The Portfolio may invest up to 5% of its assets in foreign securities and, without limitation in sponsored and unsponsored ADRs that are actively traded in the U.S. See "DEPOSITARY RECEIPTS" under "ADDITIONAL INVESTMENT INFORMATION".


In addition, in unusual market conditions, in order to meet redemption requests, for temporary defensive purposes and pending investment, the Portfolio may hold a substantial portion of its assets in cash or short-term fixed-income obligations. See "SHORT-TERM INVESTMENTS" under "ADDITIONAL INVESTMENT INFORMATION" for a discussion of this and other investment policies.


THE SMALL-CAP GROWTH EQUITY PORTFOLIO

The Portfolio's investment objective is long-term capital appreciation. The Portfolio seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity securities (including convertible securities) of companies which the investment adviser believes have the potential for high earnings growth and which generally represent the smallest 25% in terms of market capitalization of U.S. equity securities listed on a national securities exchange or NASDAQ. The Portfolio has been designed to provide investors with potentially greater long-term rewards than provided by an investment in a fund that seeks capital appreciation from common stocks of companies with more established earnings histories.


The Portfolio will invest in equity securities of companies the investment adviser believes to be undervalued and to have the potential for high earnings growth. Companies in which the Portfolio invests generally will meet one or more of the following criteria: high historical earnings-per-share ("EPS") growth; high projected future EPS growth; an increase in research analyst earnings estimates; attractive relative price to earning ratios; and high relative discounted cash flows. In selecting the Portfolio's investments, the investment adviser also focuses on companies with capable management teams, strong industry positions, sound capital structures, high returns on equity, high reinvestment rates and conservative financial accounting policies.


In pursuing its objective, the Portfolio anticipates that it will invest substantially all, and under normal conditions not less than 65%, of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights. To the extent that the Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings, if any, of those securities will not be an important factor in their selection. In addition, under normal market conditions, no more than 35% of the Portfolio's total assets may be invested in debt securities of corporate and governmental issues. See "CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES" under "ADDITIONAL INVESTMENT INFORMATION".


At no time will the investments of the Portfolio in bank obligations, including time deposits, exceed 25% of the value of the Portfolio's assets.


The Portfolio may engage in options and futures transactions. See "OPTIONS" and "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" under "ADDITIONAL INVESTMENT INFORMATION." The Portfolio may also invest up to 10% of its assets in foreign securities which may include Global Depositary Receipts and, without limitation, in sponsored and unsponsored ADRs that are actively traded in the U.S. See "DEPOSITARY RECEIPTS" under "ADDITIONAL INVESTMENT INFORMATION."

In addition, in unusual market conditions, in order to meet redemption requests, for temporary defensive purposes and pending investment, the Portfolio may hold a substantial portion of its assets in cash or short-term fixed-income obligations. See "SHORT-TERM INVESTMENTS" under "ADDITIONAL INVESTMENT INFORMATION" for a discussion of these and other investment policies.

THE ASSET ALLOCATION PORTFOLIO

The investment objective of the Portfolio is to seek capital appreciation with current income as a secondary objective. The Portfolio seeks to achieve its objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Portfolios of the Fund. The Portfolio may also invest in international equity and fixed income securities, including international equity and fixed income Portfolios of the Fund. The Portfolio will generally invest at least 20% of its net assets in fixed income securities, including fixed-income Portfolios of the Fund.


The Portfolio will pursue its investment objective through active asset allocation implemented primarily with investments in a combination of the Portfolios of the Fund. The Portfolio may also separately invest directly in the same securities and employ the same investment strategies as any of the Portfolios of the Fund, to the extent consistent with the Portfolio's investment objectives. The Portfolio will invest directly in securities or other investment instruments for such purposes as avoiding undue disruption of the activities of the Portfolios of the Fund, hedging of the Portfolios' investment positions, or to make investments in asset classes not available in the Portfolios of the Fund. While it is anticipated that at most times the Portfolio will be primarily invested in the Portfolios of the Fund, it is possible, from time to time, for the Portfolio to be substantially invested directly in securities. The investment objective of the Portfolio is considered a "non-fundamental policy," which means that it may be changed without approval of the Portfolio's shareholders. There is no assurance that the Portfolio will achieve its objective.


As described above, the Portfolios of the Fund include funds investing in U.S. and foreign stocks, bonds, and money market instruments. At any point in time, it can be expected that the Portfolio will invest in a different combination of securities and Portfolios of the Fund. In allocating the Portfolio's assets, Delaware will evaluate the expected return of the Portfolios of the Fund, the volatility of the Portfolios of the Fund (i.e., the variability of returns from one period to the next), and the correlation of the Portfolios of the Fund (i.e. the degree to which the Portfolios of the Fund move together).


The allocation of the assets of the Portfolio will be determined by Delaware. Delaware is the investment manager for the Portfolio. Delaware or its affiliates also serve as the investment manager to each Portfolio of the Fund. In determining the asset allocation of the Portfolio, Delaware will establish an allocation according to asset classes and will implement such allocation through investment in an appropriate combination of securities and Portfolios of the Fund.


The Portfolios of the Fund that will currently be considered for investment by The Asset Allocation Portfolio are listed below, grouped within broad asset classes. The asset class headings below are provided for convenience and are approximate in nature. For more detailed information on the investment policies of each Portfolio of the Fund, see the discussion of each such Portfolio in this section. The list of Portfolios of the Fund may change from time to time, and Portfolios of the Fund may be added or deleted upon the recommendation of Delaware without shareholder approval.

   Asset Class              Portfolio of the Fund
-------------------------   ------------------------------------------------

   U.S. Equity              The Aggressive Growth Portfolio
                            The Large-Cap Value Equity Portfolio
                            The Growth and Income Portfolio
                            The Small-Cap Growth Equity Portfolio
                            The Global Equity Portfolio
                            The Real Estate Investment Trust Portfolio II
                            The Small/Mid-Cap Value Equity Portfolio

   International Equity     The Emerging Markets Portfolio
                            The Global Equity Portfolio
                            The International Equity Portfolio
                            The Labor Select International Equity Portfolio

   Fixed Income             The Aggregate Fixed Income Portfolio
                            The Diversified Core Fixed Income Portfolio
                            The Intermediate Fixed Income Portfolio
                            The Global Fixed Income Portfolio
                            The High-Yield Bond Portfolio
                            The International Fixed Income Portfolio
                            The Limited-Term Maturity Portfolio

The percentage ranges targeted for the Portfolio by broad asset class are set forth below. The percentage ranges applicable to each asset class for the Portfolio may be changed from time to time by Delaware without the approval of shareholders.



                            Percentage Ranges
                              of Investment
  Asset Class               in Asset Classes
------------------------   ------------------


  U.S. Equity                   30%-70%
  International Equity          5%-30%
  Fixed Income                  20%-65%
  Cash                          0%-35%


The Portfolio will generally at all times be invested in at least three Portfolios of the Funds, consistent with the table above. The Portfolio may invest up to 100% of its total assets in cash or other money market instruments for temporary, defensive purposes.


The Portfolio will indirectly bear its pro rata share of the fees and expenses incurred by the Portfolios of the Fund that are applicable to direct shareholders of such Portfolios of the Fund. The investment returns of the Portfolio, therefore, will be net of the expenses of the Portfolios of the Fund in which it is invested.

The Portfolio is subject to an exemptive order from the SEC which permits the Portfolio to invest directly in the same securities which the Portfolios of the Fund may invest. Pursuant to the order, the Portfolio may, to the extent consistent with its investment objective, invest its assets directly in the same types of securities as those in which the Portfolios of the Fund invest. In addition, pursuant to the order, the Portfolio may, to the extent consistent with its investment objective, engage directly in the same types of investment strategies as those in which each Portfolio of the Fund may engage. The Portfolio uses such investment strategies to hedge investment positions, including investments directly in securities and investments in the Portfolios of the Fund, to protect the Portfolio against a decline in the value of the Portfolios of the Fund. The Portfolio does not intend to engage in these investment strategies for non-hedging purposes such that more than 5% of its assets will be exposed.


The value of the Portfolio's shares will increase as the value of the securities owned by the Portfolio increases and will decrease as the value of the Portfolio's investments decrease. In addition, the Portfolio's share prices and yields will fluctuate in response to movements in the securities markets as a whole.


The Portfolio's assets may be primarily invested in a combination of the Portfolios of the Fund. As a result, the Portfolio's investment performance may be directly related to the investment performance of the Portfolios of the Fund held by it. The ability of the Portfolio to meet its investment objective may thus be directly related to the ability of the Portfolios of the Fund to meet their objectives as well as the allocation among those Portfolios of the Fund by the Manager. There can be no assurance that the investment objective of the Portfolio or any Portfolio of the Fund will be achieved.


As described in this section, the Portfolios of the Fund may engage in a variety of investment strategies which involve certain risks. Moreover, the Portfolio may, pursuant to an exemptive order granted by the SEC, to the extent consistent with its investment objectives, invest in the same securities and employ the same investment strategies as any of the Portfolios of the Fund. The Portfolio may therefore be subject to some of the risks resulting from these strategies. The Portfolio, to the extent consistent with its investment objectives, and certain of the Portfolios of the Fund, may purchase foreign securities; purchase high yielding, high risk debt securities (commonly referred to as "junk bonds"); enter into foreign currency transactions; engage in options transactions; engage in futures contracts and options on futures; purchase zero coupon bonds and pay-in-kind bonds; purchase restricted and illiquid securities; enter into forward roll transactions; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; loan portfolio securities and engage in various other investment strategies. Further information on these investment strategies can be found under "ADDITIONAL INVESTMENT INFORMATION" and in the Statement of Additional Information.


Because the Portfolios of the Fund are separately managed, it is possible that certain Portfolios of the Fund in which the Portfolio invests may be acquiring securities at the same time that other Portfolios of the Fund in which the Portfolio invests are selling the same security. Similarly, it is possible that the Portfolio may directly acquire a security at the same time that a Portfolio of the Fund in which it invests is selling the same security, or vice versa. This practice could result in higher indirect transactions costs for the Portfolio, and thus adversely effect the Portfolio's returns, than would be the case if the Portfolio were only investing directly in securities.


The Portfolio is considered a nondiversified investment company under the regulations which govern mutual funds because it may invest in a limited number of securities and Portfolios of the Fund. As a result, the Portfolio may be subject to greater risk with respect to its individual portfolio than a fund that is more broadly diversified among a number of issuers. However, most of the Portfolios of the Fund themselves are diversified investment companies. The Portfolio may not concentrate in any particular industry, sector or foreign government security (except for investment companies, to the extent that it is considered an industry or sector).

Delaware has adopted Asset Allocation Guidelines (the "Guidelines") which govern the Portfolio's purchases and redemptions of shares of the Portfolios of the Fund. Pursuant to these Guidelines, if the Asset Allocation Portfolio's manager anticipates that the Portfolio's allocation transaction will disrupt the investment activities of an Portfolio of the Fund, the Asset Allocation Portfolio's manager and the manager of the relevant Portfolio of the Fund will confer on steps to minimize adverse effects on both the Portfolio and the Portfolio of the Fund, such as staggering the timing and amounts of such allocation transactions. In addition, the Asset Allocation Portfolio's manager will attempt to minimize the number and size of allocation transactions taking place at any one time while attempting to avoid losing investment opportunities for the Portfolio. As a result, the Portfolio may, on occasion, be unable to purchase or redeem shares of a Portfolio of the Fund as quickly or in such amounts as they otherwise would in the absence of such Guidelines. Such delays or changes in amounts may decrease the total return and/or increase the volatility of the Portfolio.

                                     * * *

For a description of the Portfolios' other investment policies and a further discussion of some of the policies described above, see "ADDITIONAL INVESTMENT INFORMATION."

                               PURCHASE OF SHARES


Shares of each Portfolio may be purchased without a sales commission, at net asset value per share next determined after (i) the Fund has been notified by telephone of your purchase order and (ii) Federal Funds have been delivered to the Fund's bank account maintained with The Chase Manhattan Bank ("Custodian Bank"). In addition, a purchase reimbursement fee equal to 0.75% of the dollar amount invested is charged to investors in shares of The Emerging Markets Portfolio and paid to the Portfolio; for The Global Equity Portfolio, the reimbursement fee paid to the Portfolio is equal to 0.40% of the dollar amount invested. See "HOW TO INVEST" and "PURPOSE OF REIMBURSEMENT FEES--THE EMERGING MARKETS AND THE GLOBAL EQUITY PORTFOLIOS."


Shares of The International Equity Portfolio may, under certain circumstances, be required to be purchased in-kind, as noted below. Eligible investors in The Global Equity Portfolio may elect to follow these procedures in lieu of paying a purchase reimbursement fee. At such time as the Fund receives appropriate regulatory approvals to do so in the future, under certain circumstances, the Fund may, at its sole discretion, allow eligible investors who have an existing investment counseling relationship with Delaware, Delaware International, or their affiliates, to make investments in the Portfolios by a contribution of securities in-kind to such Portfolios.



The minimum initial investment for a Portfolio is $1,000,000.


By Federal Funds Wire

Purchases of shares of a Portfolio may be made by having your bank wire Federal Funds to CoreStates Bank, N.A. as described below. In order to ensure prompt receipt of your Federal Funds Wire and processing of your purchase order, it is important that the following steps be taken:


1. Telephone the Fund (Toll Free: 1-800-231-8002) and provide us with the account name, address, telephone number, Tax Identification Number, the Portfolio(s) selected, the amount being wired and by which bank and which specific branch, if applicable. We will provide you with a Fund account number.


2. Instruct your bank to wire the specified amount of Federal Funds to CoreStates Bank, N.A., Philadelphia, PA, ABA #031000011, DSC Wire Purchase Bank Account #1412893401. The funds should be sent to the attention of Delaware Pooled Trust, Inc. (be sure to have your bank include the name of the Portfolio(s) selected, the account number assigned to you and your account name). Federal Funds purchase orders will be accepted only on a day on which the Fund, the NYSE and the Custodian Bank are open for business.



3. Complete the Account Registration Form within two days and mail it to:


                          Delaware Pooled Trust, Inc.*
                          One Commerce Square
                          2005 Market Street
                          Philadelphia, PA 19103
                          Attn: Client Services


*Account registrations for The Asset Allocation Portfolio will be forwarded to Foundation Funds.

By Mail

Purchases of shares of a Portfolio may also be made by mailing a check payable to the specific Portfolio selected to the above address (be sure to complete an Investment Application before sending your check).


Purchase Price

In order for share purchases to be priced at the end of a given business day, the Fund must be notified by telephone and Federal Funds must be received no later than the close of regular trading on the New York Stock Exchange ("NYSE") (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. If notice is given or Federal Funds are delivered after that time, the purchase order will be priced on the following business day.


In-Kind Purchases or Similar Procedures (The International Equity and The Global Equity Portfolios)



Institutions proposing to invest an amount which at the time they telephone the Fund (as required above), would constitute 5% or more of the assets of The International Equity Portfolio will, under normal circumstances, be required to make purchases by tendering securities in which the Portfolio otherwise would invest or, by following another procedure that will have the same economic effect as an in-kind purchase. In either case, an investor that is required to purchase shares pursuant to those procedures will be required to pay the brokerage or other transaction costs of acquiring the subject securities. Prospective investors will be notified when they telephone the Fund whether their investment must be made in-kind or by such other procedure and, if in-kind, what securities must be tendered. The purchase price per share for such investors shall be the net asset value next determined after, as the case may be, (1) delivery of cash or securities to the Custodian Bank and/or (2) the assignment to the Portfolio by a prospective purchaser on trade date of the investor's right to delivery of securities as to which brokerage orders have been placed (but, as to which settlement is yet to occur) and delivery of cash in an amount necessary to pay for those securities on settlement date. The assets provided to the Portfolio pursuant to these procedures shall be valued consistent with the same valuation procedures used to calculate the Portfolio's net asset value. In lieu of paying the purchase reimbursement fee otherwise payable by investors in The Global Equity Portfolio, such investors may follow the same procedures required for The International Equity Portfolio. See "VALUATION OF SHARES." Investors in The International Equity Portfolio required to follow these procedures and those proposing to invest in The Global Equity Portfolio electing to do so should contact the Fund at (1-800-231-8002) for further information.


ADDITIONAL INVESTMENTS

You may add to your shareholder account at any time and in any amount. Procedures are the same as those to be followed for a new account, in as much as it is very important to notify the Fund of your impending purchase by first calling the Fund (1-800-231-8002). Then you must be sure that your bank follows the same procedures as described above with respect to the wiring of Federal Funds to CoreStates Bank, N.A. Additional investments in The International Equity Portfolio are subject to the same procedures and requirements (including the in-kind or similar procedures) set forth above.

                              REDEMPTION OF SHARES


You may withdraw all or any portion of the amount in your account by redeeming shares at any time by submitting a request in accordance with the instructions provided below. The Fund will redeem shares of each Portfolio, other than The Emerging Markets and The Global Equity Portfolios, without cost at its net asset value next determined after receipt of your redemption request. For redemptions of shares of The Emerging Markets Portfolio, a redemption reimbursement fee equal to 0.75% of the amount redeemed is deducted automatically and paid to the Portfolio; for The Global Equity Portfolio, the reimbursement fee paid to the Portfolio is equal to 0.30% of the amount redeemed. See "HOW TO REDEEM" and "PURPOSE OF REIMBURSEMENT FEES--THE EMERGING MARKETS AND THE GLOBAL EQUITY PORTFOLIOS." On days that the Fund, the NYSE and the Custodian Bank are open for business, the net asset value of the Fund's Portfolios are determined as of the close of regular trading of the NYSE (ordinarily, 4 p.m., Eastern time). See "VALUATION OF SHARES."



Shares of the Fund may be redeemed by mail, FAX message, or telephone. No charge is made for redemption, except the reimbursement fee assessed to investors in The Emerging Markets Portfolio and The Global Equity Portfolio. The proceeds of any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Portfolio. Shares of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Global Equity Portfolio and The Emerging Markets Portfolio may, under certain circumstances, be required to be redeemed in-kind in portfolio securities, as noted below.


By Mail or FAX Message

Each Portfolio will redeem its shares at the net asset value next determined on the date the request is received in "good order." Your request should be addressed to:


                          Delaware Pooled Trust, Inc.*
                          Attn: Client Services
                          One Commerce Square
                          2005 Market Street
                          Philadelphia, PA 19103
                          FAX # 215-255-8864


*Requests relating to The Asset Allocation Portfolio will be forwarded to Foundation Funds.


"Good order" for purposes of mail or FAX message redemptions means that the request to redeem must include the following documentation:


a. A letter of instruction specifying the number of shares or dollar amount to be redeemed signed by the appropriate corporate or organizational officer(s) exactly as it appears on the Account Registration Form.


b. If you wish to change the name of the commercial bank or account designation to receive the redemption proceeds as provided in the Account Registration Form, then a separate written request must be submitted to the Fund at the above address and copies of this request sent to both the current commercial bank and the new designee bank. Prior to redemption, the Fund will telephonically confirm the change with both the current and the new designee banks. Further clarification of these procedures can be obtained by calling the Fund.

By Telephone

If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be wired to the commercial bank or account designation identified in the Account Registration Form. Shares cannot be redeemed by telephone if stock certificates are held for those shares or, in the case of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Global Equity Portfolio or The Emerging Markets Portfolio, in instances when the special in-kind redemption procedures are triggered, as described below. Please contact the Fund for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or FAX message, pursuant to the procedures described above. It will be priced at the net asset value next determined after it is received. Neither the Fund, the Portfolios nor the Fund's transfer agent, Delaware Service Company, Inc., is responsible for any losses incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will ensure that reasonable procedures are used to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or Delaware Service Company, Inc. may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.


To change the name of the commercial bank or account designated to receive the redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account designation must be signed by the appropriate person(s) authorized to act on behalf of the shareholder.


The Fund's telephone redemption privileges and procedures may be modified or terminated by the Fund only upon written notice to the Fund's client shareholders.


Redemptions In-Kind or Similar Procedures (The International Equity, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Global Equity and the Emerging Markets Portfolios)

Institutions proposing to redeem an amount which, at the time they notify the Fund of their intention to redeem (as described below), would constitute 5% or more of the assets of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Global Equity Portfolio or The Emerging Markets Portfolio will, under normal circumstances, and if applicable law permits, be required to accept their redemption proceeds in-kind in Portfolio securities, unless they elect another procedure which will have the same economic effect as an in-kind redemption. In either case, an investor that is required to redeem shares pursuant to this election will bear the brokerage or other transaction costs of selling the Portfolio securities representing the value of their redeemed shares. Any Portfolio securities delivered upon redemption will be valued as described in "VALUATION OF SHARES." Investors in these Portfolios should contact the Fund at (1-800-231-8002) for further information.



Eligible investors who have an existing investment counseling relationship with Delaware, Delaware International, or their affiliates, will not be subject to the Fund's in-kind redemption requirements until such time as the Fund receives appropriate regulatory approvals to permit such redemptions for the account of such eligible investors.

IMPORTANT REDEMPTION INFORMATION

Because the Fund's shares are sold to institutions and high net-worth individuals investors with a relatively high investment minimum, Fund shareholders likely will hold a significant number of Fund shares. For this reason, the Fund requests that shareholders proposing to make a large redemption order give the Fund at least ten days advanced notice of any such order. This request can easily be satisfied by calling the Fund at (1-800-231-8002), and giving notification of your future intentions. Once a formal redemption order is received, the Fund, in the case of redemptions to be made in cash, normally will make payment for all shares redeemed under this procedure within three business days of receipt of the order. In no event, however, will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission ("Commission").


With respect to The International Equity, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Global Equity and The Emerging Markets Portfolios, as noted above, or if the Fund otherwise determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of Portfolio securities so received in payment of redemptions.


Due to the relatively high cost of maintaining shareholder accounts, the Fund reserves the right to redeem shares in a Portfolio if the value of your holdings in that Portfolio is below $500,000. The Fund, however, will not redeem shares based solely upon market reductions in net asset value. If the Fund intends to take such action, a shareholder would be notified and given 90 days to make an additional investment before the redemption is processed.


PURPOSE OF REIMBURSEMENT FEES--THE EMERGING MARKETS AND THE GLOBAL EQUITY PORTFOLIOS

The purchase and redemption transaction fees are designed to reflect an approximation of the brokerage and related transaction costs associated with the investment of an investor's purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which The Emerging Markets Portfolio or The Global Equity Portfolio (and, indirectly, the Portfolio's existing shareholders) would have to bear such costs. These costs include: (1) brokerage costs; (2) market impact costs, i.e., the increase in markets prices which may result when a Portfolio purchases or sells thinly traded stocks; and
(3) the effect of the "bid-asked" spread in international markets.


The fees represent the manager's estimate of the brokerage and other transaction costs incurred by a Portfolio in purchasing and selling portfolio securities, especially international stocks. Without the fee, a Portfolio would incur these costs directly, resulting in reduced investment performance for all its shareholders. With the fee, the transaction costs of purchasing and selling stocks are borne not by all existing shareholders, but only by those investors making transactions. Also, when a portfolio acquires securities of companies in emerging markets, transaction costs incurred when purchasing or selling stocks are extremely high. There are three components of transaction costs - brokerage fees, the difference between the bid/asked spread and market impact. Each one of these factors is significantly more expensive in emerging market countries than in the United States, because of less competition among brokers, lower utilization of technology on the part of the exchanges and brokers, the lack of derivative instruments and generally less liquid markets. Consequently, brokerage commissions are high, bid/asked spreads are wide, and the market impact is significant in those markets. In addition to these customary costs, most foreign countries have exchange fees or stamp taxes.

                       ADDITIONAL INVESTMENT INFORMATION

U.S. GOVERNMENT SECURITIES

The U.S. government securities in which the various Portfolios may invest for temporary purposes and otherwise (see "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS"), include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government.


U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.


Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.


An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the Federal National Mortgage Association.


MORTGAGE-BACKED SECURITIES

The Real Estate Investment Trust, The Aggregate Fixed Income, The Diversified Core Fixed Income, The Intermediate Fixed Income, The Limited-Term Maturity, The Global Fixed Income, The Asset Allocation and The Growth and Income Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by government sponsored corporations. Those securities include, but are not limited to, GNMA certificates. Such securities differ from other fixed-income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Funds received from prepayments may be reinvested at the prevailing interest rates which may be lower than the rate of interest that had previously been earned.


The Portfolios also may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. To the extent any privately-issued CMOs or REMICs in which the Portfolios may invest are considered by the Commission to be investment companies, the Portfolios will limit their investments in such securities in a manner consistent with the provisions of the 1940 Act.


The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. These mortgages may be supported by various types of insurance, may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Portfolio may reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.


Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Portfolios may invest.


Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 10% of a Portfolio's net assets.


CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Each of the Portfolios may invest in such private-backed securities but, the Portfolios, other than The Intermediate Fixed Income Portfolio and The Aggregate Fixed Income Portfolio, will do so (i) only if the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) currently, only if they are rated at the time of purchase in the two (and, in the case of The Growth and Income Portfolio, the four) highest grades by a nationally-recognized statistical rating agency.


The Intermediate Fixed Income Portfolio, The Aggregate Fixed Income Portfolio, The Diversified Core Fixed Income Portfolio and The Asset Allocation Portfolio each may invest up to 20% of its total assets in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities may be made only if the securities (i) are rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Baa or better by Moody's) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than other CMOs and REMICs.


ASSET-BACKED SECURITIES


The Intermediate Fixed Income, The Aggregate Fixed Income, The Diversified Core Fixed Income, The Limited-Term Maturity, The Asset Allocation and The Growth and Income Portfolios may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in one of the four highest rating categories by a reputable credit rating agency (e.g., BBB by S&P or Baa by Moody's). Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.



The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. See "MORTGAGE-BACKED SECURITIES," above. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases, ever, established and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.


SHORT-TERM INVESTMENTS

The short-term investments in which The Large-Cap Value Equity, The Aggressive Growth, The International Equity, The Small/Mid-Cap Value Equity, The Diversified Core Fixed Income, The Labor Select International Equity, The Real Estate Investment Trust, The Global Fixed Income, The International Fixed Income, The High-Yield Bond, The Global Equity, The Emerging Markets, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios may invest consistent with the limits recited above (see "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS") are:


(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by a Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 10% of the total assets of a Portfolio, in the case of The Large-Cap Value Equity, The Aggressive Growth, The International Equity, The Global Fixed Income and The International Fixed Income Portfolios, and 15% of the total assets of a Portfolio, in the case of The Small/Mid-Cap Value Equity, The Diversified Core Fixed Income, The Labor Select International Equity, The Real Estate Investment Trust, The Global Equity, The Emerging Markets, The High-Yield Bond, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).


A Portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;


(2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by a Portfolio's investment adviser;

(3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by a Portfolio's investment adviser;


(4) U.S. government securities (see "U.S. GOVERNMENT SECURITIES"); and


(5) Repurchase agreements collateralized by securities listed above.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


Each Portfolio of the Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. Each Portfolio will maintain with the Custodian Bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolios not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.



REPURCHASE AGREEMENTS


Each Portfolio may enter into repurchase agreements with brokers, dealers or banks deemed to be creditworthy by a Portfolio's investment adviser under guidelines of the Fund's directors. In a repurchase agreement, a Portfolio buys securities from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. Not more than 10% of a Portfolio's assets may be invested in repurchase agreements having a maturity in excess of seven days. Repurchase agreements may be viewed as a fully collateralized loan of money by a Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, a Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, a Portfolio's realization upon the collateral may be delayed or limited. Each Portfolio may invest cash balances in a joint repurchase agreement in accordance with an Order Delaware Investments has obtained from the Commission under Section 17(d) of the 1940 Act.

SECURITIES LENDING ACTIVITIES

Each Portfolio may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.


The major risk to which a Portfolio would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Portfolio will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the investment adviser.


BORROWING FROM BANKS

Each Portfolio may borrow money as a temporary measure or to facilitate redemptions. No Portfolio has the intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, consistent with Commission rules. See the Statement of Additional Information.


FOREIGN INVESTMENT INFORMATION

The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (and The Real Estate Investment Trust, The High-Yield Bond, The Diversified Core Fixed Income, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios, up to 10%, 10%, 20%, 10% and 5% and 20%, respectively, of their total assets) will invest in securities of foreign issuers and may hold foreign currency. Each of these Portfolios has the right to purchase securities in any developed, underdeveloped or emerging country. The Emerging Markets Portfolio, under normal market conditions, will invest at least 65% of its total assets in securities of issuers in emerging markets. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.


In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States and this information tends to be of a lesser quality. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with United States generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits.

Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.


It is also expected that the expenses for custodial arrangements of The International Equity, The Labor Select International Equity, The Real Estate Investment Trust, The Diversified Core Fixed Income, The Global Fixed Income, The International Fixed Income, The High-Yield Bond, The Global Equity, The Emerging Markets, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios' foreign securities will be somewhat greater than the expenses for the custodial arrangements for U.S. securities of equal value. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income a Portfolio receives from the companies comprising the Portfolio's investments. See "TAXES."


Further, a Portfolio may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Portfolio may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.


Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which a Portfolio invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the investment managers for the Portfolios do not believe that any current repatriation restrictions would affect their decision to invest in such countries. Countries such as those in which a Portfolio may invest, and in which The Emerging Markets Portfolio will primarily invest, have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.


As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, a Portfolio may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.


Among the foreign government and government related issuers in which The Emerging Markets, The International Fixed Income, The Global Fixed Income, The Diversified Core Fixed Income and The Asset Allocation Portfolios may invest are certain high-yield securities, including so-called Brady Bonds. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for new issued bonds (Brady Bonds). The investment advisers believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. See "BRADY BONDS" in the Statement of Additional Information for further information.


The issuers of the foreign government and government-related high-yield securities, including Brady Bonds, in which The Emerging Markets, The International Fixed Income, The Global Fixed Income, The Diversified Core

Fixed Income and The Asset Allocation Portfolios expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which The Emerging Markets, The International Fixed Income, The Global Fixed Income, The Diversified Core Fixed Income and The Asset Allocation Portfolios may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.


With respect to forward foreign currency exchange, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain. See "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS," below.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As noted above, the foreign investments made by The International Equity, The Labor Select International Equity, The Real Estate Investment Trust, The Diversified Core Fixed Income, The Global Fixed Income, The International Fixed Income, The Global Equity, The Emerging Markets, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios present currency considerations which pose special risks. The investment advisers use a purchasing power parity approach to evaluate currency risk. A purchasing power parity approach attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less abroad, the foreign currency may be considered to be overvalued. When the dollar buys more abroad, the foreign currency may be considered to be undervalued. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States.


Although The International Equity, The Labor Select International Equity, The Real Estate Investment Trust, The Diversified Core Fixed Income, The Global Fixed Income, The International Fixed Income, The Global Equity, The Emerging Markets, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations. A Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A Portfolio will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.


A Portfolio may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, a Portfolio will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.


For example, when the investment adviser believes that the currency of a particular foreign country may suffer a significant decline against the U.S. dollar or against another currency, a Portfolio may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. A Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.


The Portfolios may enter into forward contracts to hedge the currency risk associated with the purchase of individual securities denominated in particular currencies. In the alternative, the Portfolios may also engage in currency "cross hedging" when, in the opinion of the investment advisers, as appropriate, the historical relationship among foreign currencies suggests that the Portfolios may achieve the same protection for a foreign security at reduced cost and/or administrative burden through the use of a forward contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.


At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Portfolio may realize gain or loss from currency transactions.


With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

It is impossible to forecast the market value of Portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a Portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

HIGH-YIELD, HIGH RISK SECURITIES


The International Fixed Income Portfolio, The Global Fixed Income, The Diversified Core Fixed Income and The Asset Allocation Portfolios may invest up to 5%, 5%, 20%, and 55%, respectively, of its assets in high risk, high-yield fixed-income securities of foreign governments, including, with specified limitations, so-called Brady Bonds. The Emerging Markets Portfolio may invest up to 35% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies and instrumentalities or political sub-divisions, all of which may be high-yield, high risk securities, including Brady Bonds. For a description of Brady Bonds and their attendant risks, see "ADDITIONAL INVESTMENT INFORMATION - FOREIGN INVESTMENT INFORMATION." These high-yield, high risk securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the investment adviser to have characteristics similar to such rated securities.



The High-Yield Bond Portfolio invests primarily in securities rated B- or higher by S&P or B3 or higher by Moody's or, if unrated, judged to be of comparable quality by the investment adviser. In its U.S. high yield sector, The Diversified Core Fixed Income Portfolio, under normal circumstances, invests between 5% and 30% in U.S. Bonds generally rated BB or lower by S&P or Fitch or Ba or lower by Moody's or similarly rated by another nationally recognized statistical rating organization. See "APPENDIX A--RATINGS" to this Prospectus for more rating information. The discussion in this section supplements the description of the risks of high-yield securities found earlier in this Prospectus in "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS
- THE HIGH-YIELD BOND PORTFOLIO," and investors should refer to that section for a further discussion of the risks of high-yield bonds.


Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. In the past, the high-yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Portfolios' investment advisers intend to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Portfolios, there can be no assurance that diversification will protect the Portfolios from widespread bond defaults brought about by a sustained economic downturn.


Medium and low-grade bonds held by the Portfolios may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high-yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Portfolios' net asset value per share.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

In order to remain fully invested, to facilitate investments in portfolio securities and to reduce transaction costs, The Aggressive Growth, The Small/Mid-Cap Value Equity, The Real Estate Investment Trust, The Diversified Core Fixed Income, The Global Equity, The Emerging Markets, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios may, to a limited extent, enter into futures contracts, purchase or sell options on futures contracts and engage in certain transactions in options on securities, and may enter into closing transactions with respect to such activities. For the same purposes, The Growth and Income Portfolio may also enter into futures contracts on stock indices and purchases or sell options on stock index futures and stock indices and may enter into closing transactions with respect to these activities. The Portfolios will only enter into these transactions for hedging purposes if it is consistent with the Portfolios' investment objectives and policies and the Portfolios will not engage in such transactions to the extent that obligations relating to futures contracts, options on futures contracts and options on securities (see "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--OPTIONS ON SECURITIES"), in the aggregate, exceed 25% of the Portfolios' assets.


Additionally, The International Fixed Income, The Global Equity, The Emerging Markets, The Diversified Core Fixed Income and The Asset Allocation Portfolios may enter into futures contracts, purchase or sell options on futures contracts, and trade in options on foreign currencies, and may enter into closing transactions with respect to such activities to hedge or "cross hedge" the currency risks associated with its investments, as described under "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS," above.


The Aggressive Growth, The Small/Mid-Cap Value Equity, The Real Estate Investment Trust, The Diversified Core Fixed Income, The Global Equity, The Emerging Markets, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios may enter into contracts for the purchase or sale for future delivery of securities. A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contracts are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and the seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.


The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."


Foreign currency futures contracts operate similarly to futures contracts concerning securities. When The International Fixed Income, The Global Equity, The Emerging Markets, The Diversified Core Fixed Income or The Asset Allocation Portfolios sells a futures contract on a foreign currency, it is obligated to deliver that foreign currency at a specified future date. Similarly, a purchase by the Portfolio gives it a contractual right to receive a foreign currency. This enables the Portfolio to "lock in" exchange rates.

The Portfolios may also purchase and write options to buy or sell futures contracts in which the Portfolio's may invest and enter into related closing transactions. Options on futures are similar to options except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. The Portfolios will not enter into futures contracts and options thereon to the extent that more than 5% of a Portfolio's assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such futures contracts and options thereon would not exceed 20% of the Portfolio's total assets. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.


To the extent that interest or exchange rates move in an unexpected direction, the Portfolio may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Portfolio purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market would prevent the Portfolio from closing out its positions relating to futures.


OPTIONS


Options on Securities

The Aggressive Growth, The Real Estate Investment Trust, The Diversified Core Fixed Income, The Global Equity, The Emerging Markets, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios may write covered call options on securities, purchase call options on such securities and enter into closing transactions related thereto. A Portfolio may also purchase put options on U.S. securities, may write secured put options on such securities and enter into closing transactions related thereto.


A covered call option obligates the writer, in return for the premium received, to sell one of its securities to the purchaser of the option for an agreed price up to an agreed date. The advantage is that the writer receives premium income and the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy. A Portfolio will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of the Portfolio's total assets.



A put option obligates the writer, in return for the premium received, to buy the security underlying the option at the exercise price during the option period, and the purchaser of the option has the right to sell the security to the writer. Each Portfolio will only write put options on a secured basis which means that the Portfolio will maintain, in a segregated account with the Custodian Bank, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. A Portfolio will only purchase put options if the Portfolio owns the security covered by the put option at the time of purchase and to the extent that the premiums on all outstanding put options do not exceed 2% of the Portfolio's total assets. The advantage is that the writer receives premium income while the purchaser can be protected should the market value of the security decline.




Closing transactions essentially let the Portfolios offset put options or call options prior to exercise or expiration. If a Portfolio cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

The Portfolios may use both exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Aggressive Growth Portfolio will only invest in such options to the extent consistent with its 10% limit on investments in illiquid securities, and The Real Estate Investment Trust, The Diversified Core Fixed Income, The Global Equity, The Emerging Markets, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios will only invest in such options to the extent consistent with their 15% limit on investments in illiquid securities.


With respect to writing covered call options, the Portfolios may lose the potential market appreciation of the securities subject to the option, if the investment adviser's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated. In purchasing put and call options, the premium paid by a Portfolio plus any transaction costs will reduce any benefit realized by the Portfolio upon exercise of the option. When writing put options, the Portfolios may be required, when the put is exercised, to purchase securities at higher prices than current market prices.


Options on Stock Indices

The Global Equity Portfolio, The Diversified Core Fixed Income Portfolio, The Emerging Markets, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolio also may acquire options on stock indices. A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying stock. Options on stock indices are similar to options on stocks, but have different delivery requirements. The Growth and Income and The Small-Cap Growth Equity Portfolios may write call options on stock indices. See "OPTIONS ON STOCK INDICES" in the Statement of Additional Information.


Options on Foreign Currencies

The International Fixed Income, The Global Equity, The Emerging Markets, The Diversified Core Fixed Income and The Asset Allocation Portfolios may purchase call options and write covered call options on foreign currencies and enter into related closing transactions. A Portfolio may also purchase put options and write secured put options on foreign currencies and enter into related closing transactions. A Portfolio will enter into such transactions to hedge or "cross hedge" the currency risks associated with its investments, as described under "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS," above.


Options on foreign currencies operate similarly to options on securities. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of a rate movement adverse to a Portfolio's position, a Portfolio may forfeit the entire amount of the premium plus any related transaction costs. As in the case of other types of options, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.


A Portfolio will write call options only if they are "covered" and put options only if they are secured. A call written by a Portfolio will be considered covered if a Portfolio owns short-term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. A put option written by a Portfolio will be considered secured if, so long as a Portfolio is obligated as the writer of the put, it segregates with its Custodian Bank cash or liquid high grade debt securities equal at all times to the aggregate exercise price of the put.

RISKS OF TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS

The use of futures contracts, options on futures contracts, forward contracts and certain options for hedging and other non-speculative purposes as described above involves certain risks. For example, a lack of correlation between price changes of an option or futures contract and the assets being hedged could render a Portfolio's hedging strategy unsuccessful and could result in losses. The same results could occur if movements of foreign currencies do not correlate as expected by the investment adviser at a time when a Portfolio is using a hedging instrument denominated in one foreign currency to protect the value of a security denominated in a second foreign currency against changes caused by fluctuations in the exchange rate for the dollar and the second currency. If the direction of securities prices, interest rates or foreign currency prices is incorrectly predicted, the Portfolio will be in a worse position than if such transactions had not been entered into. In addition, since there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, a Portfolio may be required to maintain a position (and in the case of written options may be required to continue to hold the securities used as cover) until exercise or expiration, which could result in losses. Further, options and futures contracts on foreign currencies, and forward contracts, entail particular risks related to conditions affecting the underlying currency. Over-the-counter transactions in options and forward contracts also involve risks arising from the lack of an organized exchange trading environment.


RESTRICTED/ILLIQUID SECURITIES


Each Portfolio may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Portfolios.


Each Portfolio, other than The Diversified Core Fixed Income, The Aggregate Fixed Income, The Small/Mid-Cap Value Equity, The Labor Select International Equity, The Real Estate Investment Trust, The High-Yield Bond, The International Fixed Income, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios, may invest no more than 10% of the value of its net assets in illiquid securities. The Diversified Core Fixed Income, The Aggregate Fixed Income, The Small/Mid-Cap Value Equity, The Labor Select International Equity, The Real Estate Investment Trust, The High-Yield Bond, The International Fixed Income, The Global Equity, The Emerging Markets, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios may each invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.


While maintaining oversight, the Board of Directors has delegated to each Portfolio's investment adviser the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of a Portfolio's limitation on investments in illiquid assets. The Board has instructed each Portfolio's investment adviser to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).


If an investment adviser determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Portfolio's holdings of illiquid securities exceed the Portfolio's 10% or 15% limit, as applicable, on investment in such securities, the investment adviser will determine what action shall be taken to ensure that the Portfolio continues to adhere to such limitation.


CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES

A portion of The Small/Mid-Cap Value Equity, The High-Yield Bond, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios' assets may be invested in convertible and debt securities of issuers in any industry, and The Real Estate Investment Trust Portfolios' assets may be invested in convertible securities of issuers in the real estate industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. Investments in debt securities by The Small-Cap Growth Equity Portfolio will be limited to those that are, at the time of investment, within the four highest grades assigned by a nationally recognized statistical rating agency (e.g., Baa or higher by Moody's or BBB or higher by Standard & Poor's) or deemed to be of comparable quality by the investment adviser. Convertible and debt securities acquired by The Small/Mid-Cap Value Equity, The Real Estate Investment Trust, The High-Yield Bond, The Asset Allocation and The Growth and Income (as to no more than 5% of its assets) Portfolios may be rated below investment grade, or unrated. These lower rated convertible and debt securities are subject to credit risk considerations substantially similar to such considerations affecting high risk, high-yield bonds, commonly referred to as "junk bonds." See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS--THE HIGH-YIELD BOND PORTFOLIO" and "HIGH-YIELD, HIGH RISK SECURITIES" for a further discussion of these types of investments.


The Small/Mid-Cap Value Equity, The Real Estate Investment Trust, The High-Yield Bond, The Emerging Markets and The Asset Allocation Portfolios may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as a Portfolio, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

The Small/Mid-Cap Value Equity, The Real Estate Investment Trust, The High-Yield Bond, The Emerging Markets and The Asset Allocation Portfolios may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.


REITS


The Real Estate Investment Trust Portfolios', The Asset Allocation Portfolio's and The Growth and Income Portfolio's investment in REITs presents certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.



REITs (especially mortgage REITs) are also subject to interest rate risks - when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.


REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.


DEPOSITARY RECEIPTS


The Large-Cap Value Equity, The International Equity, The Diversified Core Fixed Income, The Small/Mid-Cap Value Equity, The Real Estate Investment Trust, The Global Fixed Income, The International Fixed Income, The Global Equity, The Emerging Markets, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs") that are actively traded in the United States. The Global Fixed Income, The International Fixed Income and The Asset Allocation Portfolios may also invest in sponsored and unsponsored European Depositary Receipts ("EDRs") and The International Equity, The Global Equity, The Emerging Markets and The Asset Allocation Portfolios may also invest in sponsored and unsponsored EDRs and Global Depositary Receipts ("GDRs"). The Small-Cap Growth Equity Portfolio may also invest in sponsored and unsponsored GDRs. Subject to its 10% limit on investments in foreign securities.

ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Portfolio's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.


INVESTMENT COMPANY SECURITIES

Any investments that The Emerging Markets Portfolio, The Global Equity Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Portfolios may not (1) own more than 3% of the voting stock of another investment company; and (2) invest more than 5% of the Portfolio's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Portfolio's total assets in shares of other investment companies. These percentage limitations also apply to the Portfolio's investments in unregistered investment companies. Each Portfolio in which The Asset Allocation Portfolio invests may not operate as a "fund of funds" by investing in other registered open-end investment companies or registered unit investment trusts that are part of the Delaware Investments family of funds.

ZERO COUPON AND PAY-IN-KIND BONDS

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. PIK bonds pay interest through the issuance to holders of additional securities. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Portfolio's authorized to invest in them. For example, with zero coupon bonds, the Portfolio accrues, and is required to distribute to shareholders, income on such bonds. However, the Portfolio may not receive the cash associated with this income until the bonds are sold or mature. If the Portfolio did not have sufficient cash to make the required distribution of accrued income, the Portfolio could be required to sell other securities in its portfolio or to borrow to generate the cash required.


INVESTMENT LIMITATIONS

Each Portfolio's investment objectives (except for The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios), their designation as a diversified portfolio or, in the case of The Global Fixed Income, The Emerging Markets and The Asset Allocation Portfolios, as non-diversified portfolios, and their policies concerning portfolio lending, borrowing from a bank and concentration of investments in specific industries may not be changed unless authorized by the vote of a majority of a Portfolio's outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of a Portfolio's voting securities present in person or represented by proxy; or b) more than 50% of the outstanding voting securities. The Statement of Additional Information lists other more specific investment restrictions of each Portfolio which may not be changed without a majority shareholder vote.

Except as specified above and under the heading "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" in this Prospectus and as described under "INVESTMENT POLICIES, PORTFOLIO TECHNIQUES AND RISK CONSIDERATIONS" in the Statement of Additional Information, the foregoing investment policies are not fundamental and the directors (trustees in the case of The Asset Allocation Portfolio) may change such policies without an affirmative vote of a "majority of the Fund's outstanding voting securities," as defined in the 1940 Act.

                             MANAGEMENT OF THE FUND

Directors

The business and affairs of the Fund and its Portfolios are managed under the direction of the Fund's Board of Directors. The business and affairs of Foundation Funds and its series, The Asset Allocation Portfolio, are managed under the direction of Foundation Funds' Board of Trustees. See "FUND OFFICERS AND PORTFOLIO MANAGERS" under "DELAWARE POOLED TRUST SUMMARY" in this Prospectus and the Fund's Statement of Additional Information for additional information about the Fund's and Foundation Funds' officers and directors/trustees.


Investment Advisers


Delaware Management Company ("Delaware"), a series of Delaware Management Business Trust, furnishes investment advisory services to The Large-Cap Value Equity, The Aggressive Growth, The Small/Mid-Cap Value Equity, The Aggregate Fixed Income, The Diversified Core Fixed Income, The Real Estate Investment Trust, The Intermediate Fixed Income, The Limited-Term Maturity, The High-Yield Bond, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios and furnishes sub-investment advisory services to The Global Equity Portfolio related to the U.S. securities portion of that Portfolio. Lincoln Investment Management, Inc. ("Lincoln"), a wholly owned subsidiary of Lincoln National Corporation, acts as sub-adviser to Delaware with respect to The Real Estate Investment Trust Portfolios. In its capacity as sub-adviser, Lincoln furnishes Delaware with investment recommendations, asset allocation advice, research, economic analysis and other investment services with respect to the securities in which The Real Estate Investment Trust Portfolios may invest. Delaware and its predecessors have been managing the funds in Delaware Investments since 1938. On July 31, 1998, Delaware and its affiliates within Delaware Investments, including Delaware International, were supervising in the aggregate more than $43 billion in assets in various institutional or separately managed (approximately $25,873,990,000) and investment company (approximately $17,929,500,000) accounts. Lincoln (formerly named Lincoln National Investment Management Company) was incorporated in 1930. Lincoln's primary activity is institutional fixed-income investment management and consulting. Such activity includes fixed-income portfolios, private placements, real estate debt and equity, and asset/liability management. As of July 31, 1998, Lincoln had approximately $39 billion in assets under management. Lincoln provides investment management services to Lincoln National Corporation, its principal subsidiaries and affiliated registered investment companies, and acts as investment adviser to other unaffiliated clients.



Delaware International Advisers Ltd. ("Delaware International") furnishes investment advisory services to The International Equity, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Global Equity and The Emerging Markets Portfolios and furnishes sub-advisory services to The Diversified Core Fixed Income Portfolio related to the foreign securities portion of that Portfolio. Several of the principals of Delaware International were previously associated with a registered investment adviser which managed the assets of a registered investment company. Delaware International commenced operations as a registered investment adviser in December 1990.


Delaware has entered into Investment Advisory Agreements with the Fund on behalf of The Large-Cap Value Equity, The Aggressive Growth, The Small/Mid-Cap Value Equity, The Diversified Core Fixed Income, The Aggregate Fixed Income, The Real Estate Investment Trust, The Intermediate Fixed Income, The Limited-Term Maturity, The High-Yield Bond, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income

Portfolios. Delaware has also entered into a Sub-Advisory Agreement with Lincoln with respect to The Real Estate Investment Trust Portfolios and with Delaware International with respect to The Diversified Core Fixed Income Portfolio. Delaware International has entered into Investment Advisory Agreements with the Fund on behalf of The International Equity, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Global Equity and The Emerging Markets Portfolios. Delaware acts as sub-adviser to Delaware International with respect to The Global Equity Portfolio managing the U.S. securities portion of that Portfolio. Under these Agreements, Delaware and Delaware International, subject to the control and supervision of the Fund's Board of Directors and in conformance with the stated investment objectives and policies of the Portfolios with which they have an agreement, manage the investment and reinvestment of the assets of the Portfolios with which they have agreements. In this regard, it is their responsibility to make investment decisions for the respective Portfolios.


As compensation for the services to be rendered under their advisory agreements, Delaware or, as relevant, Delaware International is entitled to an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the Portfolio's average daily net assets for the quarter:





          Portfolio                                         Rate
    The Large-Cap Value Equity Portfolio                   0.55%
    The Aggressive Growth Portfolio                        0.80%
    The International Equity Portfolio                     0.75%
    The Small/Mid-Cap Value Equity Portfolio               0.75%
    The Labor Select International Equity Portfolio        0.75%
    The Real Estate Investment Trust Portfolio             0.75%*
    The Real Estate Investment Trust Portfolio II          0.75%*
    The Global Equity Portfolio                            0.75%**
    The Diversified Core Fixed Income Portfolio            0.43%***
    The Aggregate Fixed Income Portfolio                   0.40%
    The Emerging Markets Portfolio                         1.20%****
    The Intermediate Fixed Income Portfolio                0.40%
    The Limited-Term Maturity Portfolio                    0.30%
    The Global Fixed Income Portfolio                      0.50%
    The International Fixed Income Portfolio               0.50%
    The High-Yield Bond Portfolio                          0.45%
    The Asset Allocation Portfolio                         0.05%
    The Small-Cap Growth Equity Portfolio                  0.75%
    The Growth and Income Portfolio                        0.55%



* Lincoln receives 30% of the advisory fee paid to Delaware for acting as sub-adviser to Delaware with respect to The Real Estate Investment Trust Portfolios.

** Delaware receives 50% of the advisory fee paid to Delaware International for acting as sub-adviser to Delaware International with respect to the U.S. securities portion of The Global Equity Portfolio.

*** Delaware International receives from Delaware, a sub-advisory fee for managing the foreign securities portion of The Diversified Core Fixed Income Portfolio based on the proportion of the Portfolio's average daily net assets allocated to foreign securities. See, "INVESTMENT MANAGEMENT."

**** Delaware International has elected voluntarily to limit its annual
     Investment Advisory Fee to no more than 1.00% of The Emerging Markets Portfolio's average daily net assets during the period from October 1, 1997 through October 31, 1998. The effect of the current fee waiver of 1.55% with respect to "Total Operating Expenses" and the 1.00% fee limitation with respect to The Emerging Markets Portfolio is that the annual Investment Advisory Fee paid to Delaware International on behalf of that Portfolio will be an amount equal to the lesser of 1.00% or the amount necessary to limit "Total Operating Expenses" of the Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) to no more than 1.55% of average net assets, on an annualized basis. Delaware International has also voluntarily agreed that the annual Investment Advisory Fee payable to Delaware International on behalf of The Emerging Markets Portfolio will not exceed 1.00% unless shareholders of the Portfolio have been notified of the change to the 1.00% fee limitation at least one year in advance of such increase.



As noted in "FUND EXPENSES," Delaware or, as relevant, Delaware International elected voluntarily to waive that portion, if any, of its investment advisory fees and to pay a Portfolio's expenses to the extent necessary to ensure that a Portfolio's expenses (investment advisory fees, plus certain other noted expenses) do not exceed, on an annualized basis, the amounts noted in that section of this Prospectus. This means that as long as the voluntary expense caps are in place, the Portfolio expenses may be as much as, but will not exceed, the expense cap amounts set forth in the footnotes to the fee tables. In addition, out of the investment advisory fees to which they are otherwise entitled, Delaware and Delaware International pay their proportionate share of the fees paid to unaffiliated directors by the Fund, except that Delaware will make no such payments out of the fees it receives for managing The Small/Mid-Cap Value Equity, The Aggregate Fixed Income, The Diversified Core Fixed Income, The Real Estate Investment Trust, The High-Yield Bond, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios and Delaware International will make no such payments out of the fees it receives for managing The Labor Select International Equity, The International Fixed Income, The Global Equity and The Emerging Markets Portfolios.



For the fiscal year ended October 31, 1997, the investment management fees paid by the Portfolios (as a percentage of average daily net assets) were as follows:




                                                    Investment
                                                    Management
                                                  Fees Paid After
                                                    Voluntary
Portfolio                                            Waivers
                                                 ----------------
The Large-Cap Value Equity Portfolio                 0.54%
The Aggressive Growth Portfolio                      0.33%
The Global Fixed Income Portfolio                    0.45%
The Intermediate Fixed Income Portfolio              0.09%
The Labor Select International Equity Portfolio      0.57%
The High-Yield Bond Portfolio(1)                     0.19%(5)
The International Fixed Income Portfolio(2)          0.24%(5)
The Emerging Markets Portfolio(3)                    0.72%(5)
The Global Equity Portfolio(4)                     none


(1) Commenced operations on December 2, 1996.
(2) Commenced operations on April 11, 1997.
(3) Commenced operations on April 14, 1997.
(4) Commenced operations on October 15, 1997.
(5) Annualized.

For the fiscal year ended October 31, 1997, the investment management fee paid by The International Equity Portfolio amounted to 0.75% of average daily net assets. The advisory fees payable by The Aggressive Growth, The International Equity, The Labor Select International Equity, The Real Estate Investment Trust, The Global Equity and The Emerging Markets Portfolios, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies to the Portfolios.



Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, Delaware and Delaware International are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln Investment Management, Inc. ("Lincoln"), the sub-adviser to Delaware with respect to The Real Estate Investment Trust Portfolios is a wholly owned subsidiary of Lincoln National. Delaware, Delaware International and Lincoln may be deemed to be affiliated persons under the 1940 Act, as the three companies are each under the ultimate control of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware's address is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. Delaware International's address is 3rd Floor, 80 Cheapside, London, England EC2V 6EE. Lincoln's address is 200 E. Berry Street, Fort Wayne, IN 46802.

The Real Estate Investment Trust Portfolio II - Past Performance of Previous
Fund

The investment objectives, policies and strategies of The Real Estate Investment Trust Portfolio and The Real Estate Investment Trust Portfolio II are identical. Mr. Zenouzi makes comparable selections of securities for each Portfolio. The table below presents total return performance as of October 31, 1997 on an annualized basis for The Real Estate Investment Trust Portfolio compared with The NAREIT Equity REIT Index:




                                                Since Inception
                                                   (12/6/95)
                                               ----------------
  The Real Estate Investment Trust Portfolio (1)    37.78%
  The NAREIT Equity REIT Index (2)                  29.48%


(1) The historical performance presented above is that of the original (and, prior to October 14, 1997, only) class of shares ("Original Class") offered by The Real Estate Investment Trust Portfolio. The Original Class, like the only class of shares offered by The Real Estate Investment Trust Portfolio II, did not carry a front-end sales charge and was not subject to Rule 12b-1 distribution expenses. Total return reflects changes in share prices and reinvestment of dividends and distributions and is net of all expenses. The expense ratio of the Original Class of The Real Estate Investment Trust Portfolio was capped at 0.89% since inception. The Original Class has been redesignated "REIT Fund A Class" and is now being offered in a separate prospectus.


(2) The NAREIT Equity REIT Index is an unmanaged index and a theoretical measure of the performance of real estate investment trust stocks in aggregate rather than an actual available investment.


Please note that this historical performance presented above is for The Real Estate Investment Trust Portfolio, a separate Portfolio of the Fund, and its performance is not indicative of the potential performance of The Real Estate Investment Trust Portfolio II. Share prices and investment returns will fluctuate reflecting market conditions.


Administrator

Delaware Service Company, Inc., an affiliate of Delaware and an indirect, wholly owned subsidiary of DMH, provides the Fund with administrative services pursuant to the Amended and Restated Shareholders Services Agreement with the Fund on behalf of the Portfolios. The services provided under the Amended and Restated Shareholders Services Agreement are subject to the supervision of the officers and directors of the Fund, and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its Custodian Banks, and assistance in the preparation of the Fund's registration statements under Federal and State laws. The Amended and Restated Shareholders Services Agreement also provides that Delaware Service Company, Inc. will provide the Fund with dividend disbursing and transfer agent services. Delaware Service Company, Inc. is located at 1818 Market Street, Philadelphia, PA 19103. For its services under the Amended and Restated Shareholders Services Agreement, the Fund pays Delaware Service Company, Inc. an annual fixed fee, payable monthly, and allocated among the Portfolios of the Fund based on the relative percentage of assets of each Portfolio. Delaware Service Company, Inc. also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

Distributor

Delaware Distributors, L.P. ("DDLP"), 1818 Market Street, Philadelphia, PA 19103, serves as the exclusive Distributor of the shares of the Fund's Portfolios. Under its Distribution Agreements with the Fund on behalf of each Portfolio, DDLP sells shares of the Fund upon the terms and at the current offering price described in this Prospectus. DDLP is not obligated to sell any certain number of shares of the Fund. DDLP is an indirect, wholly owned subsidiary of DMH.

                                     * * *

As with other mutual funds, financial and business organizations and individuals around the world, each Portfolio could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that the Portfolio's major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of any of the Portfolios.


Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency on January 1, 1999. Additional European countries may elect to participate after that date. Each Portfolio investing in securities of participating countries could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. The Fund is taking steps to obtain satisfactory assurances that the major service providers of affected Portfolios are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of any Portfolio.


Expenses

Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees and printing and mailing costs) specified in the Amended and Restated Shareholders Services Agreement and each of the respective Distribution Agreements. For the fiscal year ended October 31, 1997, the ratios of expenses to average daily net assets for The Large-Cap Value Equity, The Aggressive Growth, The Global Fixed Income, The Labor Select International Equity, The Real Estate Investment Trust Portfolio, The International Equity Portfolio and The Intermediate Fixed Income Portfolio were 0.66%, 0.93%, 0.60%, 0.89%, 0.82%, 0.93% and 0.53%, respectively. For each Portfolio, other than The International Equity Portfolio, these ratios reflect the waiver and payment of fees by the respective investment adviser, as described above.

                              SHAREHOLDER SERVICES


Special Reports and Other Services

The Fund provides client shareholders with annual audited financial reports and unaudited semi-annual financial reports. In addition, the investment advisers' dedicated service staff may also provide client shareholders a detailed monthly appraisal of the status of their account and a complete review of portfolio assets, performance results and other pertinent data. Finally, the investment advisers expect to conduct personal reviews no less than annually with each client shareholder, with interim telephone updates and other communication, as appropriate. The Fund's dedicated telephone number (1-800-231-8002) is available for shareholder inquiries during normal business hours. The net asset values for the Portfolios are also available by using the above "800" telephone number.


Exchange Privilege


Each Portfolio's shares may be exchanged for shares of the other Portfolios or the institutional class shares of the other funds in Delaware Investments based on the respective net asset values of the shares involved and as long as a Portfolio's minimum is satisfied. With respect to exchanges involving The Emerging Markets Portfolio or The Global Equity Portfolio, however, an investor will be assessed a purchase reimbursement fee by the respective Portfolio when exchanging from another Portfolio into The Emerging Markets Portfolio or The Global Equity Portfolio and a shareholder of The Emerging Markets Portfolio or The Global Equity Portfolio will be assessed a redemption reimbursement fee by the respective Portfolio when exchanging out of The Emerging Markets Portfolio or The Global Equity Portfolio into another Portfolio. See "HOW TO INVEST," "HOW TO REDEEM" and "PURPOSE OF REIMBURSEMENT FEES--THE EMERGING MARKETS AND THE GLOBAL EQUITY PORTFOLIOS." There are no minimum purchase requirements for the institutional class shares of the other Delaware Investments funds, but certain eligibility requirements must be satisfied. Exchange requests should be sent to Delaware Pooled Trust, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, Attn: Client Services (exchanges involving The Asset Allocation Portfolio will be forwarded to Foundation Funds). Such an exchange would be considered a taxable event in instances where an institutional shareholder is subject to tax. The exchange privilege is only available with respect to Portfolios that are registered for sale in a shareholder's state of residence. The Fund reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days' written notice to client shareholders.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


The Fund maintains the following dividend and capital gains policies for its 19 Portfolios.


The Intermediate Fixed Income and The Limited-Term Maturity Portfolios expect to declare dividends daily and distribute them monthly. The High-Yield Bond and The Global Fixed Income Portfolios expect to declare dividends monthly and distribute them monthly. The Aggregate Fixed Income, The Diversified Core Fixed Income, The Large-Cap Value Equity, The International Equity, The Labor Select International Equity and The International Fixed Income Portfolios and The Real Estate Investment Trust Portfolio expect to declare and distribute all of their net investment income to shareholders as dividends quarterly. The Aggressive Growth, The Small/Mid-Cap Value Equity, The Global Equity, The Small-Cap Growth Equity, The Asset Allocation, The Growth and Income and The Emerging Markets Portfolios and The Real Estate Investment Trust Portfolio II expect to declare and distribute all of their net investment income to shareholders as dividends annually.


Net capital gains, if any, will be distributed annually. Unless a shareholder elects to receive dividends and capital gains distributions in cash, all dividends and capital gains distributions shall be automatically paid in additional shares at net asset value of the Portfolio.


In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Portfolio may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Portfolio and received by shareholders on the earlier of the date paid or December 31 of the prior year.

                                      TAXES

General

Each Portfolio has qualified or intends to qualify, and each intends to continue to qualify, as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As such, a Portfolio will not be subject to federal income or excise tax to the extent its earnings are distributed to its shareholders as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.


On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Internal Revenue Code (the "Code"). Because many of these changes are complex, and only indirectly affect a Portfolio and its distributions to you, they are discussed in the Statement of Additional Information. Changes in the treatment of capital gains, however, are discussed in this section.


The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997


The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Portfolio's securities were sold and how long they were held by a Portfolio before they were sold. The holding periods for which new rates apply were revised by the Internal Revenue Service Restructuring and Reform Act of 1998. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in the Statement of Additional Information, or should contact their own tax advisers.



The Fund will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.


Each Portfolio intends to distribute substantially all of its net investment income and net capital gains. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends paid by the Equity Oriented Portfolios, with the exception of The International Equity, The Labor Select International Equity, The Global Equity and The Emerging Markets Portfolios, from net investment income will generally qualify, in part, for the intercorporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by a Portfolio from domestic (U.S.) sources. Of the dividends paid by The Large-Cap Value Equity and The Real Estate Investment Trust Portfolios for the fiscal year ended October 31, 1997, 40% and 62%, respectively, were eligible for this deduction. None of the dividends paid by The Aggressive Growth Portfolio for the fiscal year ended October 31, 1997 qualified for this deduction.


Distributions paid by a Portfolio from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in a Portfolio. The Portfolios do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two portfolios of a mutual fund). Any loss incurred on the sale or exchange of the shares of a Portfolio, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers. Each year, the Fund will mail to you information on the amount and tax status of each Portfolio's dividends and distributions. Shareholders should consult their own tax advisers regarding specific questions as to federal, state, local or foreign taxes.


The Fund is required to withhold 31% of taxable dividends capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Account Registration Form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.


The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Global Equity Portfolio and The Emerging Markets Portfolio-- Foreign Taxes


Each of The International Equity, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Global Equity and The Emerging Markets Portfolios may elect to "pass-through" to its shareholders the amount of foreign income taxes paid by such Portfolio. A Portfolio will make such an election only if it deems it to be in the best interests of its shareholders.


If this election is made, shareholders of a Portfolio will be required to include in their gross income their pro-rata share of foreign taxes paid by the Portfolio. However, shareholders will be able to treat their pro-rata share of foreign taxes as either an itemized deduction or a foreign tax credit (but not both) against U.S. income taxes on their tax return.


The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund. Additional information on tax matters is included in the Statement of Additional Information.

                              VALUATION OF SHARES

The net asset value per share of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined as of the close of regular trading on the NYSE on each day the NYSE is open for business. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price that is considered to best represent fair value within a range not in excess of the current asked price nor less than the current bid prices. Domestic equity securities traded over-the-counter, domestic equity securities which are not traded on the valuation date and U.S. government securities are priced at the mean of the bid and ask price.


Bonds and other fixed-income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. In addition, bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted mean price, or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted mean price will be used. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.


Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods determined by the Fund's Board of Directors. The securities in which The International Equity, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Global Equity and The Emerging Markets Portfolios (and, to a limited extent, The Real Estate Investment Trust, The Diversified Core Fixed Income, The High-Yield Bond, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios) may invest from time to time may be listed primarily on foreign exchanges which trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of those Portfolios may be significantly affected by such trading on days when shareholders have no access to the Portfolios.


For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and ask price of such currencies against the U.S. dollar as provided by an independent pricing service or any major bank, including the Custodian Banks. Forward foreign currency contracts are valued at the mean price of the contracts. Interpolated values will be derived when the settlement date of the contract is on an interim period for which quotations are not available.

                             PORTFOLIO TRANSACTIONS


In purchasing and selling securities for each of the Portfolios, the Fund (and, in the case of The International Equity, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Global Equity, The Diversified Core Fixed Income, The Emerging Markets and The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios, the investment adviser) uses its best efforts to obtain the best available price and most favorable execution and may, where relevant, pay higher commissions in recognition of brokerage services which in the opinion of the Fund's trading department (and, in the case of The International Equity, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Global Equity, The Diversified Core Fixed Income, The Emerging Markets, The Small-Cap Growth Equity, The Growth and Income and The Asset Allocation Portfolios, the investment adviser) are necessary and in the best interest of the Fund's shareholders. In selecting broker/dealers to execute the securities transactions for the Portfolios, consideration will be given to such factors as the price of the security, the rate of any commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker/dealers, and any brokerage and research services which they provide to the Fund. These services may be used by the investment advisers in servicing any of their other accounts. Some securities considered for investment by each of the Fund's Portfolios may also be appropriate for other clients served by the investment advisers. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients served by the investment advisers is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable. Although there is no specified formula for allocating such transactions, the various allocation methods used and the results of such allocations are subject to periodic review by the Fund's directors.


Subject to best price and execution, Portfolio orders may be placed with qualified broker/dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients.

                            PERFORMANCE INFORMATION



From time to time, the Portfolios may quote yield in advertising and other types of sales literature. The current yield for each of these Portfolios will be calculated by dividing the annualized net investment income earned by each of the Portfolios during a recent 30-day period by the offering price per share (net asset value) on the last day of the period. The yield information provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Each Portfolio also may quote total return performance in advertising and other types of literature. Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value at the beginning of the specific period. Each presentation will include, as relevant, the average annual total return for one-, five- and ten-year periods. Each Portfolio may also advertise aggregate and average total return information over additional periods of time.


Yield and net asset value fluctuate and are not guaranteed. Past performance is not an indication of future results.

                              GENERAL INFORMATION

Description of Common Stock

The Fund was organized as a Maryland corporation on May 30, 1991. The Articles of Incorporation permit the Fund to issue two billion shares of common stock with $.01 par value and fifty million shares have been allocated to each Portfolio. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. Foundation Funds was organized as a Delaware business trust on October 24, 1997.


The shares of each Portfolio, when issued, will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to the conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of each Portfolio have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors/trustees can elect 100% of the directors/trustees if they choose to do so. Shares of each Portfolio entitled to vote on a matter will vote in the aggregate and not by Portfolio, except when the matter to be voted upon affects only the interests of shareholders of a particular Portfolio or class of shares of a Portfolio when otherwise expressly required by law. Neither the Fund nor Foundation Funds issue certificates for shares unless a shareholder submits a specific request. Under Maryland law, the Fund is not required, and does not intend, to hold annual meetings of its shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Under Foundation Funds' Declaration of Trust and By-Laws, it is also not required, and does not intend, to hold annual meetings unless required to do so by the 1940 Act.


The Asset Allocation, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio reserves the right to operate in a "master-feeder" structure, that is, to invest its assets in another mutual fund with the same investment objective and substantially similar investment policies as those of the respective Portfolio. Each Portfolio has no present intention to operate in a master-feeder structure; however, should the Board of Directors or Trustees approve the implementation of a master-feeder structure for a Portfolio, shareholders will be notified prior to the implementation of the new structure.



Lincoln National Corporation Employees' Retirement Trust (the "Trust") made an investment in The Emerging Markets Portfolio, which could result in the Trust owning approximately 100% of the outstanding shares of The Emerging Markets Portfolio. Subject to certain limited exceptions, there would be no limitation on the Trust's ability to redeem its shares of the Portfolios and it may elect to do so at any time.


Lincoln National Life Insurance Company ("LNLIC") made an investment in each of The Global Equity Portfolio, The Real Estate Investment Trust Portfolio, The Real Estate Investment Trust Portfolio II, The Diversified Core Fixed Income Portfolio, The Aggregate Fixed Income Portfolio and The Small/Mid-Cap Value Equity Portfolio, and will make an investment in each of The Asset Allocation, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio, which could result in LNLIC owning approximately 100% of the outstanding shares of the respective Portfolios. Subject to certain limited exceptions, there would be no limitation on LNLIC's ability to redeem its shares of the Portfolio and it may elect to do so at any time.



Custodian Bank

The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245 serves as custodian each Portfolio.

Independent Auditors

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103, serves as independent auditors for the Fund and for the Foundations Funds.


Expenses

Each Portfolio is responsible for all its own expenses other than those borne by its investment adviser under the relevant Investment Advisory Agreement and the distributor under the Distribution Agreement.


Litigation

Neither the Fund nor Foundation Funds is involved in any litigation.

                              APPENDIX A-- RATINGS

The High-Yield Bond Portfolio's assets are invested primarily in securities rated B- or higher by S&P or B3 or higher by Moody's and in unrated corporate bonds. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high-yield securities. The table set forth below shows the percentage of the Portfolio's securities included in each of the specified rating categories and shows the percentage of the Fund's assets held in U.S. government securities. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of the Portfolio's securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Portfolio's composition based on month end data for the Portfolio's fiscal year ended October 31, 1997. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions.



                                           Average Weighted
Rating Moody's and/or S&P               Percentage of Portfolio
-------------------------              ------------------------
United States Treasury Obligations      0.00%
Aaa/AAA                                 2.73
Aa/AA                                   0.00
A/A                                     0.00
Baa/BBB                                 0.00
Ba/BB                                   5.81
B/B                                    89.54
Caa/CCC                                 0.00
Not Rated/Other                         1.92

General Rating Information

Bonds


Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.


Excerpts from Fitch's description of its bond ratings: AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings; BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements; B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue; CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment; CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time; C--Bonds are in imminent default in payment of interest or principal; and DDD, DD and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.


Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Commercial Paper

Excerpts from Moody's description of its two highest commercial paper ratings:
P-1-- the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.


Excerpts from S&P's description of its two highest commercial paper ratings:
A-1-- judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

                                 AUGUST 31, 1998
                                    REIT FUND
                CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                SUPPLEMENT TO PROSPECTUS DATED DECEMBER 24, 1997

         The following supplements the Prospectus.

Financial Highlights

         The following unaudited financial highlights for Delaware Pooled Trust, Inc. - The Real Estate Investment Trust Portfolio are derived from the unaudited financial statements of the Portfolio for the period ended April 30, 1998. The data should be read in conjunction with the financial statements, financial highlights and related notes which are incorporated into the Statement of Additional Information by reference to the Semi-Annual Report of Delaware Pooled Trust, Inc. - The Real Estate Investment Portfolio for the period ended April 30, 1998. A copy of the Semi-Annual Report may be obtained from the Fund upon request at no charge.




                                                                   REIT FUND        REIT FUND          REIT FUND
                                                                    A CLASS          B CLASS            C CLASS
                                                                    Period         11/11/97(1)        11/11/97(1)
                                                                    11/1/97          through            through
                                                                    through          4/30/98            4/30/98
                                                                    4/30/98(2)      Unaudited          Unaudited
                                                                   Unaudited        ---------          ---------
                                                                   ---------
Net Asset Value, Beginning of Period .....................         $    16.260       $ 16.130       $ 16.130

Income From Investment Operations
---------------------------------
Net Investment Income ....................................               0.630          0.579          0.614
Net realized and unrealized gain
   (loss) on investments .................................              (0.365)        (0.224)        (0.259)
                                                                    ----------        -------        -------
      Total From Investment Operations ...................               0.265          0.355          0.355
                                                                    ----------        -------        -------

Less Dividends and Distributions
--------------------------------
Dividends from Net Investment Income .....................              (0.685)        (0.655)        (0.655)
Distributions from net realized gains on
   investment transactions ...............................              (0.820)        (0.820)        (0.820)
                                                                    ----------        -------        -------
   Total Dividends and Distributions .....................              (1.505)        (1.475)        (1.475)
                                                                    ----------        -------        -------

Net Asset Value, End of Period ...........................         $    15.020       $ 15.010       $ 15.010
                                                                    ==========        =======        =======

-----------------------

Total Return .............................................                1.68%(3)(4)    2.23%(3)(5)    2.23%(3)(5)
------------

-----------------------

Ratios and Supplemental Data
----------------------------

Net Assets, End of Period (000's omitted) ................          $   10,214       $ 10,454      $   1,817
Ratio of Expenses to Average Daily Net Assets ............                1.11%          1.86%          1.86%
Ratio of Expenses to Average Daily Net Assets
   Prior to Expense Limitation ...........................                1.17%          1.92%          1.92%
Ratio of Net Investment Income to Average
   Daily Net Assets ......................................                5.61%          4.86%          4.86%
Ratio of Net Investment Income to Average Daily Net Assets
   Prior to Expense Limitation ...........................                5.55%          4.80%          4.80%
Portfolio Turnover .......................................                  58%            58%            58%
Average Commission Rate Paid(6) ..........................          $   0.0600      $  0.0600      $  0.0600

----------
(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Ratios have been annualized but total return has not been annualized.
(3) Reflects expense limitations in effect for the Fund.
(4) Does not reflect any front-end or contingent deferred sales charge.
(5) Does not reflect any contingent deferred sales charge.
(6) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charge.

                                 AUGUST 31, 1998
                                    REIT FUND
                           INSTITUTIONAL CLASS SHARES
                SUPPLEMENT TO PROSPECTUS DATED DECEMBER 24, 1997

         The following supplements the Prospectus.

Financial Highlights

         The following unaudited financial highlights for Delaware Pooled Trust, Inc. - The Real Estate Investment Trust Portfolio are derived from the unaudited financial statements of the Portfolio for the period November 11, 1997 (date of commencent of operations) through April 30, 1998. The data should be read in conjunction with the financial statements, financial highlights and related notes which are incorporated into the Statement of Additional Information by reference to the Semi-Annual Report of Delaware Pooled Trust, Inc. - The Real Estate Investment Portfolio for the period ended April 30, 1998. A copy of the Semi-Annual Report may be obtained from the Fund upon request at no charge.

                                                                  REIT FUND
                                                                INSTITUTIONAL
                                                                    CLASS
                                                                   Period
                                                                 11/11/97(1)
                                                                   through
                                                                   4/30/98
                                                                  Unaudited
                                                                -------------

Net Asset Value, Beginning of Period .....................         $  16.130

Income From Investment Operations
---------------------------------
Net Investment Income ....................................             0.650
Net realized and unrealized gain
   (loss) on investments .................................            (0.235)
                                                                   ---------
      Total From Investment Operations ...................             0.415
                                                                   ---------

Less Dividends and Distributions
--------------------------------
Dividends from Net Investment Income .....................            (0.695)
Distributions from net realized gains on
   investment transactions ...............................            (0.820)
                                                                   ---------
   Total Dividends and Distributions .....................            (1.515)
                                                                   ---------

Net Asset Value, End of Period ...........................         $  15.030
                                                                   =========

--------------------

Total Return .............................................              2.63%
------------

--------------------

Ratios and Supplemental Data
----------------------------

Net Assets, End of Period (000's omitted) ................         $   1,809
Ratio of Expenses to Average Daily Net Assets ............              0.86%
Ratio of Expenses to Average Daily Net Assets
   Prior to Expense Limitation ...........................              0.92%
Ratio of Net Investment Income to Average
   Daily Net Assets ......................................              5.86%
Ratio of Net Investment Income to Average Daily Net Assets
   Prior to Expense Limitation ...........................              5.80%
Portfolio Turnover .......................................                58%
Average Commission Rate Paid(2) ..........................         $  0.0600


(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charge.

                                     PART B

                           DELAWARE POOLED TRUST, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 31, 1998

                       -----------------------------------


         Delaware Pooled Trust, Inc. ("Pooled Trust, Inc.") is an open-end management investment company. Pooled Trust, Inc. consists of 19 series ("Portfolios") offering a broad range of investment choices. Pooled Trust, Inc. is designed to provide clients with attractive alternatives for meeting their investment needs. This Statement of Additional Information (Part B of Pooled Trust, Inc.'s registration statement) addresses information of Pooled Trust, Inc. applicable to each of the 19 Portfolios. In addition, investors may make investments in The Asset Allocation Portfolio. That Portfolio is a "fund of funds" which primarily invests in several of the Portfolios of Pooled Trust, Inc. The Asset Allocation Portfolio is a series of Delaware Group Foundation Funds ("Foundation Funds") which is also an open-end management investment company. Although the Asset Allocation Portfolio is technically not a Portfolio of the Fund, all references herein to "Portfolio" or "the Fund" shall be deemed to also include The Asset Allocation Portfolio, where appropriate.

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the related Prospectus for each Portfolio. To obtain the proper Prospectus for the Portfolios, please write to the Delaware Pooled Trust, Inc. at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103,
Attn: Client Services or call Pooled Trust, Inc. at 1-800-231-8002. Correspondence relating to The Asset Allocation Portfolio will be forwarded to Foundation Funds. To obtain the Prospectus for the Class A, B and C Shares or the Institutional Class of The Real Estate Investment Trust Portfolio, write to the Distributor at 1818 Market Street, Philadelphia, PA 19103 or call 1-800-523-1918 for the Class A, B and C Shares or 1-800-828-5052 for the Institutional Class.

TABLE OF CONTENTS
                                                                           Page
                                                                           ----
Investment Policies, Portfolio Techniques and Risk Considerations
Accounting and Tax Issues
Performance Information
Trading Practices and Brokerage
Purchasing Shares
Determining Offering Price and Net Asset Value
Redemption and Repurchase
Dividends and Capital Gain Distributions
Taxes
Investment Management Agreements
Officers and Directors
Exchange Privilege
General Information
Appendix A--IRA Information
Financial Statements

INVESTMENT POLICIES, PORTFOLIO TECHNIQUES AND RISK CONSIDERATIONS

Investment Restrictions
         Pooled Trust, Inc. has adopted the following restrictions for each of the Portfolios (except where otherwise noted) which, along with its respective investment objective, cannot be changed without approval by the holders of a "majority" of the respective Portfolio's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Portfolio purchases securities.

         Each Portfolio (other than The International Mid-Cap Sub Portfolio, The Small/Mid-Cap Value Equity Portfolio, The Global Equity Portfolio, The Emerging Markets Portfolio, The Aggregate Fixed Income Portfolio and The Diversified Core Fixed Income Portfolio) shall not:

         1. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements), in accordance with a Portfolio's investment objective and policies, are considered loans, and except that each Portfolio may loan up to 25% of its respective assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         2. Purchase or sell real estate or real estate limited partnerships, but this shall not otherwise prevent a Portfolio from investing in securities secured by real estate or interests therein and except that The Real Estate Investment Trust Portfolio and The Real Estate Investment Trust Portfolio II (collectively, "The Real Estate Investment Trust Portfolios") may each own real estate directly as a result of a default on securities the Portfolio owns.

         3. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, a Portfolio may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

         4. Make any investment which would cause more than 25% of the market or other fair value of its respective total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry, except that each of The Real Estate Investment Trust Portfolios shall invest in excess of 25% of its total assets in the securities of issuers in the real estate industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         5. Purchase or sell commodities or commodity contracts, except that The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolios and The International Fixed Income Portfolio may enter into futures contracts and may purchase and sell options on futures contracts in accordance with the related Prospectus, subject to investment restriction 6 below.

         6. Enter into futures contracts or options thereon, except that The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolios and The International Fixed Income Portfolio may each enter into futures contracts and options thereon to the extent that not more than 5% of its assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of its total assets.

         7. Make short sales of securities, or purchase securities on margin, except that The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolios and The International Fixed Income Portfolio may satisfy margin requirements with respect to futures transactions.

         8. Purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Pooled Trust, Inc. or of either of the investment advisers if or so long as the directors and officers of Pooled Trust, Inc. and of the investment advisers together own beneficially more than 5% of any class of securities of such issuer.

         9. Invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         10. Borrow money, except as a temporary measure for extraordinary purposes or to facilitate redemptions. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of its respective net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Portfolio shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission ("Commission") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. No investment securities will be purchased while a Portfolio has an outstanding borrowing. A Portfolio will not pledge more than 10% of its respective net assets. A Portfolio will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks.

         In addition to the restrictions set forth above, in connection with the qualification of a Portfolio's shares for sale in certain states, a Portfolio may not invest in warrants if such warrants, valued at the lower of cost or market, would exceed 5% of the value of a Portfolio's net assets. Included within such amount, but not to exceed 2% of a Portfolio's net assets may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.

Additional Fundamental Investment Restrictions
         The following additional investment restrictions apply to each of the Portfolios, except The International Mid-Cap Sub Portfolio, The Small/Mid-Cap Value Equity Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The International Fixed Income Portfolio, The High-Yield Bond Portfolio, The Emerging Markets Portfolio, The Aggregate Fixed Income Portfolio and The Diversified Core Fixed Income Portfolio, or as otherwise noted. They cannot be changed without approval by the holders of a "majority" of the respective Portfolio's outstanding shares, as described above.

         Each Portfolio (other than The International Mid-Cap Sub Portfolio, The Small/Mid-Cap Value Equity Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The International Fixed Income Portfolio, The High-Yield Bond Portfolio, The Emerging Markets Portfolio, The Aggregate Fixed Income Portfolio and The Diversified Core Fixed Income Portfolio shall not:

         1. As to 75% of its respective total assets, invest more than 5% of its respective total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities). This restriction shall also apply to The Labor Select International Equity Portfolio and The

High-Yield Bond Portfolio. This restriction shall apply to only 50% of the total assets of The Global Fixed Income Portfolio.

         2. Invest in securities of other investment companies, except by purchase in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or other acquisition or as may otherwise be permitted by the 1940 Act.

         3. Purchase more than 10% of the outstanding voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         4. Write, purchase or sell options, puts, calls or combinations thereof with respect to securities, except that The Aggressive Growth Portfolio may: (a) write covered call options with respect to any or all parts of its portfolio securities; (b) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of the Portfolio's total assets;
(c) write secured put options; and (d) purchase put options, if the Portfolio owns the security covered by the put option at the time of purchase, and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. The Portfolio may sell call or put options previously purchased and enter into closing transactions with respect to the activities noted above.

         5. Invest more than 5% of the value of its respective total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         6. Invest more than 10% of its respective total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         For purposes of investment restriction 6, it is Pooled Trust, Inc.'s policy, changeable without shareholder vote, that "illiquid assets" include securities of foreign issuers which are not listed on a recognized U.S. or foreign exchange and for which a bona fide market does not exist at the time of purchase or subsequent valuation.

The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The International Fixed Income Portfolio and The High-Yield Bond Portfolio
         The following additional investment restrictions apply to The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The International Fixed Income Portfolio and The High-Yield Bond Portfolio. Unlike the investment restrictions listed above, these are non-fundamental investment restrictions and may be changed by Pooled Trust, Inc.'s Board of Directors without shareholder approval.

         Except as noted below, each of The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The International Fixed Income Portfolio and The High-Yield Bond Portfolio shall not:

         1. As to 50% of the respective total assets of The Real Estate Investment Trust Portfolios and The International Fixed Income Portfolio, invest more than 5% of its respective total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).

         2. Invest in securities of other investment companies, except by purchase in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or other acquisition or as may otherwise be permitted by the 1940 Act.

         3. Invest more than 5% of the value of its respective total assets in securities of companies less than three years old. Such three-year old period shall include the operation of any predecessor company or companies. This restriction shall not apply to The Real Estate Investment Trust Portfolios and their investments in the securities of real estate investment trusts.

         4. Purchase more than 10% of the outstanding voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         5. Write, purchase or sell options, puts, calls or combinations thereof with respect to securities, except that each of The Real Estate Investment Trust Portfolios may: (a) write covered call options with respect to any or all parts of its portfolio securities; (b) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of the Portfolio's total assets; (c) write secured put options; and (d) purchase put options, if the Portfolio owns the security covered by the put option at the time of purchase, and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. Each Portfolio may sell call or put options previously purchased and enter into closing transactions with respect to the activities noted above.

         6. Invest more than 15% of its respective total assets, determined at the time of purchase, in repurchase agreements maturing in more than seven days and other illiquid assets.

         For purposes of investment restriction 6, it is Pooled Trust, Inc.'s policy that "illiquid assets" include securities of foreign issuers which are not listed on a recognized U.S. or foreign exchange and for which no bona fide market exists at the time of purchase.

The International Mid-Cap Sub Portfolio, The Small/Mid-Cap Value Equity Portfolio, The Global Equity Portfolio, The Emerging Markets Portfolio, The Aggregate Fixed Income Portfolio and The Diversified Core Fixed Income Portfolio
         Pooled Trust, Inc. has adopted the following restrictions for The International Mid-Cap Sub Portfolio, The Small/Mid-Cap Value Equity Portfolio, The Global Equity Portfolio, The Emerging Markets Portfolio, The Aggregate Fixed Income Portfolio and The Diversified Core Fixed Income Portfolio (except where otherwise noted) which, along with each such Portfolio's investment objective, cannot be changed without approval by a "majority" of the Portfolio's outstanding shares, as described above. The percentage limitations contained in these restrictions and policies apply at the time a Portfolio purchases securities.

Except as noted below, each of The International Mid-Cap Sub Portfolio, The Small/Mid-Cap Value Equity Portfolio, The Global Equity Portfolio, The Emerging Markets Portfolio, The Aggregate Fixed Income Portfolio and The Diversified Core Fixed Income Portfolio shall not:

         1. As to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities). This restriction shall not apply to The International Mid-Cap Sub Portfolio and The Emerging Markets Portfolio.

         2. Invest 25% or more of its total assets in any one industry provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S.
Government, its agencies or instrumentalities.

         3. Make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements), whether or not the purchase was made upon the original issuance of the securities, and except that the Portfolio may loan its assets to qualified broker/dealers or institutional investors.

         4. Engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Portfolio might be deemed to be an underwriter under the Securities Act of 1933. No limit is placed on the proportion of the Portfolio's assets which may be invested in such securities.

         5. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act or any rule or order thereunder or interpretation thereof. Subject to the foregoing, the Portfolio may engage in short sales, purchase securities on margin, and write put and call options.

         6. Purchase or sell physical commodities or physical commodity contracts, including physical commodity options or futures contracts in a contract market or other futures market.

         7. Purchase or sell real estate; provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

The Small-Cap Growth Equity Portfolio, The Growth and Income Portfolio and The Asset Allocation Portfolio
         Pooled Trust, Inc. has adopted the following restrictions for The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio and Foundation Funds has adopted the following restrictions for The Asset Allocation Portfolio. These restrictions cannot be changed without approval by a "majority" of the Portfolio's outstanding shares, as described above. Except with respect to borrowing, the percentage limitations contained in these restrictions and policies apply at the time a Portfolio purchases securities.

Each of The Small-Cap Growth Equity Portfolio, The Growth and Income Portfolio and The Asset Allocation Portfolio shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not prevent a Portfolio from investing in obligations issued or guaranteed by the U.S.
government, its agencies or instrumentalities, or in certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that a Portfolio may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Portfolio from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent a Portfolio from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, The Small-Cap Growth Equity Portfolio, The Growth and Income Portfolio and The Asset Allocation Portfolio will be subject to the following investment restrictions (except as otherwise noted), which are considered non-fundamental and may be changed by the Board of Directors or Trustees, as applicable, without shareholder approval.

         1. The Small-Cap Growth Equity Portfolio, The Growth and Income Portfolio and The Asset Allocation Portfolio are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act , any rule or order thereunder or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, neither The Small-Cap Growth Equity Portfolio or The Growth and Income Portfolio may operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. A Portfolio may not invest more than 15% of its net assets in securities which it can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Foreign Investment Information (The International Mid-Cap Sub Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The High-Yield Bond Portfolio, The Diversified Core Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio)
         Investors in The International Mid-Cap Sub Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio and The Global Equity Portfolio (as well as in The Real Estate Investment Trust Portfolios, The Diversified Core Fixed Income Portfolio, The High-Yield Bond Portfolio, The

Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio, each of which possesses a limited ability to invest in foreign securities) should recognize that investing in securities issued by foreign corporations and foreign governments involves certain considerations, including those set forth in the related Prospectus, which are not typically associated with investments in United States issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since each Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, these Portfolios will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of each Portfolio, except The High-Yield Bond Portfolio, permit each to enter into forward foreign currency exchange contracts and permit The International Fixed Income Portfolio, The Diversified Core Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio to engage in certain options and futures activities, in order to hedge holdings and commitments against changes in the level of future currency rates. See Foreign Currency Transactions (The International Equity Portfolio, The International Mid-Cap Sub Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio), below.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Portfolios. Payment of such interest equalization tax, if imposed, would reduce a Portfolio's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Portfolio by United States issuers. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include, as relevant, the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract and similar financial instrument if such instrument is not "marked to market." The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department has authority to issue regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Portfolio which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Portfolios may make or enter into will be subject to the special currency rules described above.

         As disclosed in the related Prospectus, there are a number of risks involved in investing in foreign securities, including securities of issuers in emerging market countries in which The Emerging Markets, The

International Mid-Cap Sub, The International Equity, The Labor Select International Equity, The Global Equity, The International Fixed Income, The Global Fixed Income (and with respect to The Real Estate Investment Trust, The High Yield Bond, The Diversified Core Fixed Income Portfolios, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio as to 10%, 10%, 10%, 5%, 10%, 5% and 20% of their assets, respectively) Portfolios may invest. For example, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with United States generally accepted accounting principles. Also, for an issuer that keeps accounting records in a local currency, inflation accounting rules may require both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses on profits.

         With reference to the Portfolios' investments in foreign government securities, there is the risk that a foreign governmental issuer may default on its obligations. If such a default occurs, a Portfolio may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

         The issuers of foreign government and government-related debt securities have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high-yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that Brady Bonds and other foreign government and government-related securities will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         Investments and opportunities for investments by foreign investors in emerging market countries are subject to a variety of national policies and restrictions. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Portfolios' invest. Although these restrictions may in the future make it undesirable to invest in emerging countries, a Portfolio's adviser or sub-adviser, as relevant, does not believe that any current registration restrictions would affect its decision to invest in such countries.

         As disclosed in the Prospectus for The International Mid-Cap Sub Portfolio, the foreign fixed-income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including ECU. Such securities must have a government or government agency backed credit status which would include, but not be limited to, supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote development or reconstruction. They include: The Work Bank, European Investment Bank, Asian Development Bank, European Economic Community and the Inter-American Development Bank. Such fixed-income securities will be typically rated, at the time of purchase, AA or higher by Standard & Poor's Ratings Group or Aa or higher by Moody's Investor Service, Inc. or of comparable quality as determined by the Portfolio's investment adviser.

Foreign Currency Transactions (The International Equity Portfolio, The International Mid-Cap Sub Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio)
         The International Equity Portfolio, The International Mid-Cap Sub Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio and The Global Equity Portfolio (as well as The Real Estate Investment Trust Portfolios, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio, consistent with their limited ability to invest in foreign securities) may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Portfolio will account for forward contracts by marking to market each day at daily exchange rates.

         When a Portfolio enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of its assets denominated in such foreign currency, its Custodian Bank will place or will cause to be placed cash or liquid equity or debt securities in a separate account of that Portfolio in an amount not less than the value of that Portfolio's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of that Portfolio's commitments with respect to such contracts.

         As noted in the related Prospectus, The International Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The Diversified Core Fixed Income Portfolio and The Asset Allocation Portfolio may also enter into transactions involving foreign currency options, futures contracts and options on futures contracts, in order to minimize the currency risk in its investment portfolio.

         Foreign currency options are traded in a manner substantially similar to options on securities. In particular, an option on foreign currency provides the holder with the right to purchase, in the case of a call option, or to sell, in the case of a put option, a stated quantity of a particular currency for a fixed price up to a stated expiration date. The writer of the option undertakes the obligation to deliver, in the case of a call option, or to purchase, in the case of a put option, the quantity of the currency called for in the option, upon exercise of the option by the holder.

         As in the case of other types of options, the holder of an option on foreign currency is required to pay a one-time, non-refundable premium, which represents the cost of purchasing the option. The holder can lose the entire amount of this premium, as well as related transaction costs, but not more than this amount. The writer of the option, in contrast, generally is required to make initial and variation margin payments, similar to margin deposits required in the trading of futures contacts and the writing of other types of options. The writer is therefore subject to risk of loss beyond the amount originally invested and above the value of the option at the time it is entered into.

         Certain options on foreign currencies, like forward contracts, are traded over-the-counter through financial institutions acting as market-makers in such options and the underlying currencies. Such transactions therefore involve risks not generally associated with exchange-traded instruments. Options on foreign currencies may also be traded on national securities exchanges regulated by the Commission or commodities exchanges regulated by the Commodity Futures Trading Commission.

         A foreign currency futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a foreign currency. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of foreign currency futures contracts, the currency underlying the contract is delivered by the seller and paid for by the purchaser, or on which, in the case of certain futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transactions. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker referred to as "variation margin" are made on a daily basis as the value of the currency underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

         A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearinghouse guarantees the performance of each party to a futures contract by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

         A call option on a futures contract provides the holder with the right to purchase, or enter into a "long" position in, the underlying futures contract. A put option on a futures contract provides the holder with the right to sell, or enter into a "short" position, in the underlying futures contract. In both cases, the option provides for a fixed exercise price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option and the writer delivers to the holder the accumulated balance in the writer's margin account which represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. In the event that an option written by the Portfolio is exercised, the Portfolio will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

         An option becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearinghouse assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the timing of such exercise.

Brady Bonds (The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Diversified Core Fixed Income Portfolio, The Emerging Markets Portfolio and The Asset Allocation Portfolio)
         The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Diversified Core Fixed Income Portfolio, The Emerging Markets Portfolio and The Asset Allocation Portfolio may invest, within the limits specified in the related Prospectus, in Brady Bonds and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by then U.S. Treasury Secretary Nicholas F. Brady in 1989, as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (Brady Bonds). The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's ability to service its external obligations and promote its economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The investment adviser to the Portfolios believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

         To date, Mexico, Costa Rica, Venezuela, Uruguay and Nigeria have issued approximately $50 billion of Brady Bonds, and Argentina, Brazil and the Philippines have announced plans to issue approximately $90 billion, based on current estimates, of Brady Bonds. Investors should recognize that Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors.

Options on Securities, Futures Contracts and Options on Futures Contracts (The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolios, The Diversified Core Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio)
         In order to remain fully invested, and to reduce transaction costs, The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolios, The Diversified Core Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio may, to the limited extent identified in the related Prospectus, use futures contracts, options on futures contracts and options on securities and may enter into closing transactions with respect to such activities. The Portfolios may only enter into these transactions for hedging purposes, if it is consistent with the Portfolios' investment objectives and policies. The Portfolios will not engage in such transactions to the extent that obligations resulting from these activities in the aggregate exceed 25% of the Portfolios' assets.

Options
         The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolios, The Emerging Markets Portfolio, The Global Equity Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio may purchase call options, write call options on a covered basis, purchase put options and write put options. Writing put options will require the Portfolio to segregate assets sufficient to cover the put while the option is outstanding.

         The Portfolios may invest in options that are either exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Portfolios' ability to effectively hedge their securities. The Aggressive Growth Portfolio will not invest more than 10% of its assets in illiquid securities, and The Real Estate Investment Trust Portfolios, The Diversified Core Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio will not invest more than 15% of their respective assets in illiquid securities.

         A. Covered Call Writing--The Portfolios may write covered call options from time to time on such portion of their securities as the investment adviser determines is appropriate given the limited circumstances under which the Portfolios intend to engage in this activity. A call option gives the purchaser of such option the right to buy and the writer (in this case a Portfolio) the obligation to sell the underlying security at the exercise price during the option period. If the security rises in value, however, the Portfolio may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to options on actual portfolio securities owned by the Portfolios, a Portfolio may enter into closing purchase transactions. A closing purchase transaction is one in which the Portfolio, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Consistent with the limited purposes for which the Portfolios intend to engage in the writing of covered calls, closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Portfolios to write another call option on the underlying security with either a different exercise price or expiration date or both.

         The Portfolios may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Portfolio will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Portfolio will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Portfolios will write call options only on a covered basis, which means that the Portfolios will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Portfolios would be required to continue to hold a security which they might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Portfolios will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Call Options--The Portfolios may purchase call options to the extent that premiums paid by the Portfolios do not aggregate more than 2% of their total assets. When a Portfolio purchases a call option, in return for a premium paid by the Portfolio to the writer of the option, the Portfolio obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Portfolios may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         The Portfolios may, following the purchase of a call option, liquidate their positions by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Portfolios will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Portfolios will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although the Portfolios will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Portfolios would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Portfolio may expire without any value to the Portfolio.

         C. Purchasing Put Options--The Portfolios may purchase put options to the extent premiums paid by the Portfolios do not aggregate more than 2% of their total assets. The Aggressive Growth, The Real Estate Investment Trust and The Diversified Core Fixed Income Portfolios will, at all times during which they hold a put option, own the security covered by such option.

         A put option purchased by the Portfolios gives them the right to sell one of their securities for an agreed price up to an agreed date. Consistent with the limited purposes for which the Portfolios intend to purchase put options, the Portfolios intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Portfolio to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Portfolio will lose the value of the premium paid. The Portfolio may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         The Portfolios may sell a put option purchased on individual portfolio securities. Additionally, the Portfolios may enter into closing sale transactions. A closing sale transaction is one in which a Portfolio, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         D. Writing Put Options--A put option written by a Portfolio obligates it to buy the security underlying the option at the exercise price during the option period and the purchaser of the option has the right to sell the security to the Portfolio. During the option period, the Portfolio, as writer of the put option, may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the Portfolio to make payment of the exercise price against delivery of the underlying security. The obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. A Portfolio may write put options only if the Portfolio will maintain in a segregated account with its Custodian Bank, cash, U.S. government securities or other assets in an amount not less than the exercise price of the option at all times during the option period. The amount of cash, U.S. government securities or other assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Portfolios. Consistent with the limited purposes for which the Portfolios intend to engage in the writing of put options, such put options will generally be written in circumstances where the investment adviser wishes to purchase the underlying security for the Portfolios at a price lower than the current market price of the security. In such event, a Portfolio would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, the Portfolios may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Portfolios may not, however, effect such a closing transaction after they have been notified of the exercise of the option.

Options on Stock Indices
         The Emerging Markets Portfolio, The Global Equity Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio may acquire options on stock indices. A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received to make delivery of this amount. Gain or loss to a Portfolio on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, a Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on domestic exchanges such as: The Chicago Board Options Exchange, the New York Stock Exchange and American Stock Exchange as well as on foreign exchanges.

         A Portfolio's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the Portfolio's securities. Since a Portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Portfolio bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Portfolio's ability effectively to hedge its securities. A Portfolio will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Portfolio will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained and to take advantage of the liquidity available in the option markets.

Futures and Options on Futures
         Consistent with the limited circumstances under which The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolios, The Diversified Core Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio will use futures, the Portfolios may enter into contracts for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Portfolio enters into a futures transaction, it must deliver to the futures commission merchant selected by the Portfolio an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Portfolio's Custodian Bank. Thereafter, a "variation margin" may be paid by the Portfolio to, or drawn by the Portfolio from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

         Consistent with the limited purposes for which the Portfolios may engage in these transactions, a Portfolio may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Because the fluctuations in the value of futures contracts should be similar to those of debt securities, a Portfolio could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Portfolio is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase.

         If a put or call option that a Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, consistent with the limited purposes for which the Portfolios will engage in these activities, a Portfolio will purchase a put option on a futures contract to hedge the Portfolio's securities against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, the Portfolios may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Portfolio is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Portfolio had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Portfolios may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, the Portfolios may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

                                      * * *

         From time to time, the Portfolios may also, as noted below, engage in the following investment techniques:

Asset-Backed Securities (The Intermediate Fixed Income Portfolio, The Limited-Term Maturity Portfolio, The Aggregate Fixed Income Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio and The Growth and Income Portfolio)
         The Intermediate Fixed Income Portfolio, The Limited-Term Maturity Portfolio, The Aggregate Fixed Income Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio and The Growth and Income Portfolio may each invest a portion of their assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolios will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

High-Yield Securities (The High Yield Bond Portfolio and The Diversified Core Fixed Income Portfolio and The Asset Allocation Portfolio)
         The High Yield Bond Portfolio and The Diversified Core Fixed Income Portfolio and The Asset Allocation Portfolio may invest their assets in high-yielding, lower rated or unrated fixed-income securities (commonly known as "junk bonds") issued by U.S. companies or, in the case of The Diversified Core Fixed Income Portfolio and The Asset Allocation Portfolio, also in foreign companies. Among the possible risks of investing in high-yield securities are the possibility of legislative and regulatory action and proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield securities. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield securities used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield securities as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for the Portfolios to attain their investment objective.

Repurchase Agreements
         While each Portfolio is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances or for temporary defensive purposes.

         The funds in the Delaware Investments family, including Pooled Trust, Inc. and Foundation Funds, have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow such funds jointly to invest cash balances. Each Portfolio may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Portfolio, if any, would be the difference between the repurchase price and the market value of the security. Each Portfolio will limit its investments in repurchase agreements to those which its respective investment adviser, under the guidelines of the Board of Directors or Trustees, as applicable, determines to present minimal credit risks and which are of high quality. In addition, a Portfolio must have collateral of at least 102% of the repurchase price, including the portion representing the Portfolio's yield under such agreements which is monitored on a daily basis.

Portfolio Loan Transactions
         Each Portfolio may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of Pooled Trust, Inc. and Foundation Funds, as applicable, that the staff of the Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to Pooled Trust, Inc. from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Portfolio; 3) a Portfolio must be able to terminate the loan after notice, at any time; 4) a Portfolio must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) a Portfolio may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of Directors or Trustees of Pooled Trust, Inc. or Foundation Funds, as applicable, know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Portfolio would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Portfolio will only enter into loan arrangements after a review of all pertinent facts by the respective investment adviser, under the supervision of the Board of Directors or Trustees as applicable, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment adviser.

Restricted and Rule 144A Securities
         Each Portfolio may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A Securities are traded among qualified institutional investors. While maintaining oversight, the Board of Directors or Trustees, as applicable, has delegated to the respective investment adviser the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of each Portfolio's limitation (whether 15% or 10% of total assets) on investments in illiquid assets. The Boards have instructed the respective investment adviser to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of other potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         Investing in Rule 144A Securities could have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors or Trustees, as applicable, and the respective investment adviser will continue to monitor the liquidity of that security to ensure that a Portfolio has no more than 10% or 15%, as appropriate, of its total assets in illiquid securities.

         The International Mid-Cap Sub Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio may purchase privately-placed securities whose resale is restricted under applicable securities laws. Such restricted securities generally offer a higher return potential than comparable registered securities but involve some additional risk since they can be resold only in privately-negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which would result in the Portfolio obtaining a less favorable price on a resale. The International Mid-Cap Sub Portfolio, Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio will not purchase illiquid assets if more than 15% of its net assets would then consist of such illiquid securities.

Non-Traditional Equity Securities (The International Mid-Cap Sub Portfolio, The Emerging Markets Portfolio and The Asset Allocation Portfolio)
         The International Mid-Cap Sub Portfolio, The Emerging Markets Portfolio and The Asset Allocation Portfolio may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as a Portfolio, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         The International Mid-Cap Sub Portfolio, The Emerging Markets Portfolio and The Asset Allocation Portfolio may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stocks Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: They are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

U.S. Government Securities
         As disclosed in the Prospectus for The International Mid-Cap Sub Portfolio, the Portfolio may invest in U.S. government securities for temporary purposes and otherwise (see "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS"). Such securities may include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government.

U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the Federal National Mortgage Association.

Concentration
         In applying The Small-Cap Growth Equity Portfolio's, The Growth and Income Portfolio's and The Asset Allocation Portfolio's policy on concentration:
(i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

ACCOUNTING AND TAX ISSUES

         When The Aggressive Growth Portfolio, either of The Real Estate Investment Trust Portfolios, The International Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio or The Growth and Income Portfolio writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Portfolio's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and ask prices. If an option which a Portfolio has written expires on its stipulated expiration date, the Portfolio recognizes a short-term capital gain. If a Portfolio enters into a closing purchase transaction with respect to an option which the Portfolio has written, the Portfolio realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security on foreign currency and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Portfolio for the purchase of a put option is reported in the section of the Portfolio's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and ask prices. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

Options on Certain Stock Indices
         Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Portfolio at the end of each fiscal year on a broad-based stock index will be required to be "marked to market" for federal income tax purposes. Generally, 60% of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Other Tax Requirements
         Each Portfolio has qualified or intends to qualify, and each that has qualified intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

         (i) The Portfolio must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets;

         (ii) The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) The Portfolio must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years, and

         (iv) The Portfolio must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Portfolio for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Portfolio as a regulated investment company.

         The Code requires the Portfolios to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to a Portfolio) to you by December 31 of each year in order to avoid federal excise taxes. The Portfolios intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Portfolio must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Portfolio will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--Certain of the Portfolios are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Portfolio:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Portfolio accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Portfolio actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Portfolio.

         If a Portfolio's Section 988 losses exceed a Portfolio's other net investment company taxable income during a taxable year, a Portfolio generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions of federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Portfolio shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Portfolio shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Portfolio to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Portfolio's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Portfolio will be required to record a fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Portfolio's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Portfolios may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Portfolio at the end of its fiscal year are invested in securities of foreign corporations, a Portfolio may elect to pass-through to you your pro rata share of foreign taxes paid by a Portfolio. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Portfolio); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Portfolio at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Portfolio). If a Portfolio elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Portfolio invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Portfolio. In this case, these taxes will be taken as a deduction by a Portfolio, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Portfolio. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Portfolio to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Portfolio. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

         Investment in Passive Foreign Investment Company securities--The Portfolios may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Portfolio receives an "excess distribution" with respect to PFIC stock, the Portfolio itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Portfolio to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Portfolio held the PFIC shares. A Portfolio itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Portfolio taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Portfolio. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Portfolio distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Portfolio may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Portfolio generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Portfolio's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Portfolio would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Portfolio were to make this second PFIC election, tax at the Portfolio level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Portfolio (if any), the amounts distributable to you by a Portfolio, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Portfolio acquires shares in that corporation. While a Portfolio will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Portfolio, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Portfolio's income available for distribution to you, and may cause some or all of a Portfolio's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION

         From time to time, Pooled Trust, Inc. may state each Portfolio's total return and each Portfolio class' total return in advertisements and other types of literature. Any statements of total return performance data will be accompanied by information on the Portfolio's or the Portfolio class' average annual total rate of return over the most recent one-, five-, and ten-year periods, as relevant. Pooled Trust, Inc. may also advertise aggregate and average total return information of each Portfolio and Portfolio class over additional periods of time.

         Average annual total rate of return for each Portfolio and Portfolio class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:


                                       n
                                  P(1+T) = ERV

Where:     P      =    a hypothetical initial purchase order of $1,000, after
                       deduction of the maximum front-end sales charge in the case of REIT Fund A Class of The Real Estate Investment
                       Trust Portfolio;

           T      =    average annual total return;
           n      =    number of years;

           ERV    =    redeemable value of the hypothetical $1,000 purchase at
                       the end of the period, after deduction of the applicable
                       CDSC, if any, in the case of REIT Fund B Class and REIT Fund C Class of The Real Estate Investment Trust
                       Portfolio.

      Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all distributions are reinvested at net asset value.

      The total return for REIT Fund A Class of The Real Estate Investment Trust Portfolio at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The total return for REIT Fund A Class at net asset value (NAV) does not reflect the payment of any front-end sales charge. The Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectus for REIT Fund A Class for a description of the Limited CDSC and the limited instances in which it applies. The Fund may also present total return information for The Real Estate Investment Trust Portfolio that does not reflect the deduction of the maximum front-end sales charge with respect to REIT Fund A Class.

      The performance, as shown below, is the average annual total return quotations for The Large-Cap Value Equity Portfolio, The Aggressive Growth Portfolio, The International Equity Portfolio, The Global Fixed Income Portfolio, The Labor Select International Equity Portfolio, The Intermediate Fixed Income Portfolio, The Real Estate Investment Trust Portfolio, The High-Yield Bond Portfolio, The International Fixed Income Portfolio and The Emerging Markets Portfolios through April 30, 1998. Securities prices fluctuated during the period covered and the past results should not be considered as representative of future performance.
                         Average Annual Total Return(1)


                                              The                                           The
                                           Large-Cap                                    Aggressive
                                         Value Equity                                     Growth
                                           Portfolio                                     Portfolio
                    1 year ended                                1 year ended
                    4/30/98                 35.54%              4/30/98                   39.63%

                    3 years ended                               3 years ended
                    4/30/98                 27.48%              4/30/98                   20.11%

                    5 years ended                               5 years ended
                    4/30/98                 21.69%              4/30/98                   16.67%

                    Period 2/3/92(2)                            Period 2/27/92(2)
                    through 4/30/98         20.86%              through 4/30/98           12.31%

                                                                                            The
                                               The                                        Global
                                          International                                    Fixed
                                             Equity                                       Income
                                            Portfolio                                    Portfolio
                    1 year ended                                1 year ended
                    4/30/98                 13.36%              4/30/98                    6.05%

                    3 years ended                               3 years ended
                    4/30/98                 15.17%              4/30/98                   11.06%

                    5 years ended                               5 years ended
                    4/30/98                 13.21%              4/30/98                    9.64%

                    Period 2/4/92(2)                            Period 11/30/92(2)
                    through 4/30/98         12.82%              through 4/30/98           10.61%

(1) Certain expenses of the Portfolios have been waived and paid by the respective investment adviser. In the absence of such waiver and payment, performance would have been affected negatively.

(2)   Date of initial sale.

                                            Average Annual Total Return(1)
                                The
                               Labor                            The
                              Select                       Intermediate
                           International                       Fixed
                              Equity                          Income
                             Portfolio                       Portfolio

            1 year ended                      1 year ended
            4/30/98           20.38%          4/30/98          8.39%

            Period                            Period
            12/19/95(2)                       3/12/96(2)
            through                           through
            4/30/98           20.66%          4/30/98          6.61%

(1) Certain expenses of the Portfolios have been waived and paid by the respective investment adviser. In the absence of such waiver and payment, performance would have been affected negatively.

(2)   Date of initial sale.

                                           Average Annual Total Return(1)

                                                                The
                                The                        International                           The
                            High-Yield                         Fixed                             Emerging
                               Bond                           Income                              Markets
                             Portfolio                       Portfolio                           Portfolio

            1 year ended                      1 year ended                       1 year ended
            4/30/98           21.22%          4/30/98          5.58%             4/30/98          (4.53%)

            Period                            Period                             Period
            12/2/96(2)                        4/11/97(2)                         4/14/97(2)
            through                           through                            through
            4/30/98           18.88%          4/30/98          5.48%             4/30/98          (3.34%)

(1) Certain expenses of the Portfolios have been waived and paid by the respective investment adviser. In the absence of such waiver and payment, performance would have been affected negatively.

(2)   Date of initial sale.

                                   Average Annual Total Return(1)
                              The Real Estate Investment Trust Portfolio

            The Real Estate
            Investment Trust
            Portfolio Class (2)

            1 year ended
            4/30/98           25.80%

            Period
            12/6/95(3)
            through
            4/30/98           30.09%

(1) Certain expenses of the Portfolios have been waived and paid by the investment adviser. In the absence of such waiver and payment, performance would have been affected negatively.


(2) Shares of The Real Estate Investment Trust Portfolio class were made available for sale beginning October 14, 1997. Pursuant to applicable regulation, total return shown for the class prior to commencement of operations is that of the original (and then only) class of shares offered by The Real Estate Investment Trust Portfolio. That original class has been redesignated REIT Fund A Class. Like The Real Estate Investment Trust Portfolio class, the original class, prior to its redesignation, did not carry a front-end sales charge and was not subject to Rule 12b-1 distribution expenses.


(3)   Date of initial sale of the original class (now REIT Fund A Class).

                                              Average Annual Total Return(1)

                                        The Real Estate Investment Trust Portfolio

                             REIT Fund                       REIT Fund                           REIT Fund
                            A Class(2)                      A Class(2)                    Institutional Class(3)
                            (at Offer)                       (at NAV)
            1 year ended
            4/30/98           19.63%                          25.63%                              25.80%

            Period
            12/6/95(4)
            through
            4/30/98           27.41%                          30.02%                              30.09%

(1) Certain expenses of the Portfolios have been waived and paid by the investment adviser. In the absence of such waiver and payment, performance would have been affected negatively.

(2) The total return presented above is based upon the performance of the original (and then only) class of shares offered by The Real Estate Investment Trust Portfolio, which did not carry a front-end sales charge and was not subject to Rule 12b-1 distribution expenses. That original class has been redesignated REIT Fund A Class. Effective October 14, 1997, a front-end sales charge of 4.75% was imposed on sales of those shares and effective November 3, 1997 the class was subject to annual 12b-1 distribution expenses of up to 0.30% of average daily net assets of the class. Performance numbers for REIT Fund A Class (at Offer) are calculated giving effect to the sales charge. For periods prior to November 3, 1997, no adjustment has been made to reflect the effect of 12b-1 payments. Performance on and after November 3, 1997 will be affected by 12b-1 payments. REIT Fund A Class is subject to other expenses (at a higher rate than applicable to the original class) which may affect performance of the Class.

(3) Shares of REIT Fund Institutional Class were made available for sale beginning October 14, 1997. Pursuant to applicable regulation, total return shown for the class prior to commencement of operations is that of the original (and then only) class of shares offered by The Real Estate Investment Trust Portfolio. That original class has been redesignated REIT Fund A Class. Like REIT Fund Institutional Class, the original class, prior to its redesignation, did not carry a front-end sales charge and was not subject to Rule 12b-1 distribution expenses. REIT Fund Institutional Class is subject to other expenses (at a higher rate than applicable to the original class) which may affect performance of the Class.

(4)  Date of initial sale of the original class (now REIT Fund A Class).

      Pooled Trust, Inc. may also quote each Portfolio's current yield, calculated as described below, in advertisements and investor communications.

      The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                               a--b        6
                   YIELD = 2[(-------- + 1) -- 1]
                                 cd

Where:      a  =  dividends and interest earned during the period;

            b  =  expenses accrued for the period (net of reimbursements);

            c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends;

            d  =  the maximum offering price per share on the last day of the period.

      The above formula will be used in calculating quotations of yield, based on specific 30-day periods identified in advertising by a Portfolio. Yield quotations are based on the Portfolio's net asset value on the last day of the period and will fluctuate depending on the period covered. The 30-day yields for The Global Fixed Income Portfolio and The Intermediate Fixed Income Portfolio as of April 30, 1998 were 4.68% and

5.66%, respectively. Each yield reflects the waiver and reimbursement commitment by its investment adviser.

      Investors should note that income earned and dividends paid by The Intermediate Fixed Income Portfolio, The Limited-Term Maturity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The High-Yield Bond Portfolio, The Aggregate Fixed Income Portfolio and The Diversified Core Fixed Income Portfolio will also vary depending upon fluctuation in interest rates and performance of each Portfolio.

      The net asset value of these seven Portfolios will fluctuate in value inversely to movements in interest rates and, therefore, will tend to rise when interest rates fall and fall when interest rates rise. Likewise, the net asset value for these Portfolios will vary from day to day depending upon fluctuation in the prices of the securities held by each Portfolio. Thus, investors should consider net asset value fluctuation as well as yield in making an investment decision.

      Each Portfolio's total return performance will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the net asset value at the beginning of the period. The computation will not reflect the impact of any income taxes payable by shareholders (who are subject to such tax) on the reinvested distributions included in the calculation. Portfolio shares are sold without a sales charge, except for REIT Fund A Class, REIT Fund B Class and REIT Fund C Class of The Real Estate Investment Trust Portfolio. Because security prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in the Portfolios in the future.

      Pooled Trust, Inc. may promote the total return performance of The Real Estate Investment Trust Portfolio II by comparison to the original class (prior to its redesignation as REIT Fund A Class) of The Real Estate Investment Trust Portfolio.

      From time to time, each Portfolio may also quote its actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or to the S&P 500 Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International
(MSCI), Europe, Australia and Far East (EAFE) Index, the MSCI Emerging Markets Free Index, or the Salomon Brothers World Government Bond Index. Performance also may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

      Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which a Portfolio may invest and the assumptions that were used in calculating the blended performance will be described.

      Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Portfolio's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. Similarly, the MSCI EAFE Index, the MSCI Emerging Markets Free Index, and the Salomon Brothers World Government Bond Index are industry-accepted unmanaged indices of equity securities in developed countries and global debt securities, respectively, used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. A direct investment in an unmanaged index is not possible.

      Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

      Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. As well, current industry rate and yield information on all industry available fixed-income securities, as reported weekly by The Bond Buyer, may also be used in preparing comparative illustrations.

      A Portfolio may also promote its yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc. and Morningstar, Inc.

      The performance of multiple indices compiled and maintained by statistical research firms, such as Morgan Stanley, Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which a Portfolio may invest and the assumptions that were used in calculating the blended performance will be described.

      Wellesley Group Inc. is an investment management consulting firm specializing in investment and market research for endowments and pension plans. Wellesley Group will be maintaining, on behalf of Pooled Trust, Inc., peer group comparison composites for each Portfolio. The peer group composites will be constructed by selecting publicly-offered mutual funds that have investment objectives that are similar to those maintained by each Portfolio. Wellesley Group will also be preparing performance analyses of actual Portfolio performance, and benchmark index exhibits, for inclusion in client quarterly review packages.

        Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Portfolio may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolio. A Portfolio may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         A Portfolio may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Portfolio), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Portfolio may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of a Portfolio. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of a Portfolio and may illustrate how to find the listings of a Portfolio in newspapers and periodicals. Materials may also include discussions of other Portfolios, products, and services.

         A Portfolio may quote various measures of volatility and benchmark correlation in advertising. In addition, the Portfolio may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Portfolio may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers.

      The following tables are an example, for purposes of illustration only, of cumulative total return performance through April 30, 1998 for each Portfolio, other than The Limited-Term Maturity Portfolio, The International Mid-Cap Sub Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods.

                                                    Cumulative Total Return(1)
                                        The                                                  The
                                     Large-Cap                                           Aggressive
                                   Value Equity                                            Growth
                                     Portfolio                                            Portfolio
         3 months ended                                  3 months ended
         4/30/98                     10.39%              4/30/98                          15.57%

         6 months ended                                  6 months ended
         4/30/98                     18.57%              4/30/98                          14.12%

         9 months ended                                  9 months ended
         4/30/98                     14.31%              4/30/98                          15.64%

         1 year ended                                    1 year ended
         4/30/98                     35.54%              4/30/98                          39.63%

         3 years ended                                   3 years ended
         4/30/98                    107.18%              4/30/98                          73.27%

         5 years ended                                   5 years ended
         4/30/98                    166.85%              4/30/98                         116.13%

         Period 2/3/92(2)                                Period 2/27/92(2)
         through 4/30/98            226.18%              through 4/30/98                 104.81%

(1) Certain expenses of the Portfolios have been waived and paid by the respective investment adviser. In the absence of such waiver and payment, performance would have been affected negatively.

(2)      Date of initial sale.

                                                Cumulative Total Return(1)

                                        The                                                  The
                                   International                                        Global Fixed
                                      Equity                                               Income
                                     Portfolio                                            Portfolio
         3 months ended                                  3 months ended
         4/30/98                      9.65%              4/30/98                           0.66%

         6 months ended                                  6 months ended
         4/30/98                     11.33%              4/30/98                          (0.04%)

         9 months ended                                  9 months ended
         4/30/98                      0.86%              4/30/98                           3.26%

         1 year ended                                    1 year ended
         4/30/98                     13.36%              4/30/98                           6.05%

         3 years ended                                   3 years ended
         4/30/98                     52.76%              4/30/98                          36.98%

         5 years ended                                   5 years ended
         4/30/98                     85.97%              4/30/98                          58.41%

         Period 2/4/92(2)                                Period 11/30/92(2)
         through 4/30/98            112.16%              through 4/30/98                  72.70%

(1) Certain expenses of the Portfolios have been waived and paid by the respective investment adviser. In the absence of such waiver and payment, performance would have been affected negatively.

(2)      Date of initial sale.

                                                Cumulative Total Return(1)

                                        The
                                   Intermediate
                                       Fixed                                              The High-
                                      Income                                             Yield Bond
                                     Portfolio                                            Portfolio
         3 months ended                                  3 months ended
         4/30/98                      0.66%              4/30/98                           3.58%

         6 months ended                                  6 months ended
         4/30/98                      2.87%              4/30/98                           8.23%

         9 months ended                                  9 months ended
         4/30/98                      4.42%              4/30/98                          12.73%

         1 year ended                                    1 year ended
         4/30/98                      8.39%              4/30/98                          21.22%

         Period 3/12/96(2)                               Period 12/2/96(2)
         through 4/30/98             14.66%              through 4/30/98                  27.63%

(1) Certain expenses of the Portfolios have been waived and paid by the respective investment adviser. In the absence of such waiver and payment, performance would have been affected negatively.

(2)      Date of initial sale.


                                         Cumulative Total Return(1)

                                   The Real Estate Investment Trust Portfolio

                                               The Real Estate
                                               Investment Trust
                                             Portfolio Class (2)

         3 months ended 4/30/98                  (2.26%)

         6 months ended 4/30/98                   1.82%

         9 months ended 4/30/98                   9.27%

         1 year ended 4/30/98                    25.80%

         Period 12/6/95(3) through 4/30/98       88.12%

(1) Certain expenses of the Portfolio have been waived and paid by the investment adviser. In the absence of such waiver and payment, performance would have been affected negatively.


(2) Shares of The Real Estate Investment Trust Portfolio class were made available for sale beginning October 14, 1997. Pursuant to applicable regulation, total return shown for the class prior to commencement of operations is that of the original (and then only) class of shares offered by The Real Estate Investment Trust Portfolio. That original class has been redesignated REIT Fund A Class. Like The Real Estate Investment Trust Portfolio class, the original class, prior to its redesignation, did not carry a front-end sales charge and was not subject to Rule 12b-1 distribution expenses.


(3)      Date of initial sale of the original class (now REIT Fund A Class).

                                           Cumulative Total Return(1)

                                   The Real Estate Investment Trust Portfolio

                                      REIT Fund                    REIT Fund
                                       A Class                  Institutional
                                     (at Offer)(2)                 Class (3)
         3 months ended
         4/30/98                       6.91%                       (2.26%)

         6 months ended
         4/30/98                      (3.15%)(5)                    1.82%

         9 months ended
         4/30/98                       3.92%                        9.27%

         1 year ended
         4/30/98                      19.63%                       25.80%

         Period 12/6/95(4)
         through 4/30/98              78.92%                       88.12%

(1) Certain expenses of the Portfolio have been waived and paid by the investment adviser. In the absence of such waiver and payment, performance would have been affected negatively.

(2) The total return presented above is based upon the performance of the original (and then only) class of shares offered by The Real Estate Investment Trust Portfolio, which did not carry a front-end sales charge and was not subject to Rule 12b-1 distribution expenses. That original class has been redesignated REIT Fund A Class. Effective October 14, 1997, a front-end sales charge of 4.75% was imposed on sales of those shares and effective November 3, 1997 the class was subject to annual 12b-1 distribution expenses of up to 0.30% of average daily net assets of the class. These performance numbers are calculated giving effect to the sales charge. For periods prior to November 3, 1997, no adjustment has been made to reflect the effect of 12b-1 payments. Performance on and after November 3, 1997 will be affected by 12b-1 payments. REIT Fund A Class is subject to other expenses (at a higher rate than applicable to the original class) which may affect performance of the Class.


(3) Shares of REIT Fund Institutional Class were made available for sale beginning October 14, 1997. Pursuant to applicable regulation, total return shown for the class prior to commencement of operations is that of the original (and then only) class of shares offered by The Real Estate Investment Trust Portfolio. That original class has been redesignated REIT Fund A Class. Like REIT Fund Institutional Class, the original class, prior to its redesignation, did not carry a front-end sales charge and was not subject to Rule 12b-1 distribution expenses. REIT Institutional Class is subject to other expenses (at a higher rate than applicable to the original class) which may affect performance of the Class.


(4)      Date of initial sale of the original class (now REIT Fund A Class).

(5) Cumulative total return at net asset value was 1.68% for the six months ended April 30, 1998.

         The cumulative total return for Class B Shares and Class C Shares of The Real Estate Investment Trust Portfolio including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at April 30, 1998. The cumulative total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at April 30, 1998 and therefore does not reflect the deduction of a CDSC.

                                                                    Cumulative Total Return
                                                       The Real Estate Investment Trust Portfolio(1)


                                             REIT Fund             REIT Fund          REIT Fund           REIT Fund
                                             B Class               B Class            C Class             C Class
                                             (including            (excluding         (including          (excluding
                                             CDSC)                 CDSC)              CDSC)               CDSC)
3 months ended 4/30/98                        (6.41%)              (2.53%)            (3.50%)              (2.53%)

Period 11/11/97 (2) through 4/30/98           (2.10%)               1.60%              0.67%                1.60%

(1) Certain expenses of the Portfolio have been waived and paid by the investment adviser. In the absence of such waiver and payment, performance would have been affected negative

(2) Date of initial sale; total return for this short of a time period may not be representative of longer term results.


                                                Cumulative Total Return(1)

                                       The
                                       Labor                                                 The
                                      Select                                            International
                                   International                                            Fixed
                                      Equity                                               Income
                                     Portfolio                                            Portfolio
         3 months ended                                  3 months ended
         4/30/98                     10.87%              4/30/98                           0.69%

         6 months ended                                  6 months ended
         4/30/98                     13.95%              4/30/98                          (1.23%)

         9 months ended                                  9 months ended
         4/30/98                      8.36%              4/30/98                           3.92%

         1 year ended                                    1 year ended
         4/30/98                     20.38%              4/30/98                           5.58%

         Period 12/19/95(2)                              Period 4/11/97(2)
         through 4/30/98             55.95%              through 4/30/98                   5.79%


                                       The                                                   The
                                     Emerging                                              Global
                                      Markets                                              Equity
                                     Portfolio                                            Portfolio
         3 months ended                                  3 months ended
         4/30/98                     13.55%              4/30/98                           9.68%

         6 months ended                                  6 months ended
         4/30/98                      4.92%              4/30/98                          14.03%

         9 months ended                                  Period 10/15/97(3)
         4/30/98                    (14.05%)             through 4/30/98                   8.93%

         1 year ended
         4/30/98                     (4.53%)

         Period 4/14/97(2)
         through 4/30/98             (3.48%)

(1) Certain expenses of the Portfolio have been waived and paid by the investment adviser. In the absence of such waiver and payment, performance would have been affected negatively.

(2)      Date of initial sale.

(3) Date of initial sale; total return for this short of a time period may not be representative of longer term results.


                                            Cumulative Total Return(1)
                                                The Real Estate
                                                Investment Trust
                                                 Portfolio II

         3 months ended 4/30/98                    (2.39%)

         Period 11/4/97(2)
         through 4/30/98                            1.17%

(1) Certain expenses of the Portfolio have been waived and paid by the investment adviser. In the absence of such waiver and payment, performance would have been affected negatively.

(2) Date of initial sale; total return for this short of a time period may not be representative of longer term results.

                                                                   Cumulative Total Return (1)

                                             The Small/Mid-Cap             The Aggregate               The Diversified
                                             Value Equity                  Fixed Income                Core Fixed
                                              Portfolio                     Portfolio                  Income
                                                                                                       Portfolio
3 months ended 4/30/98                         10.40%                         0.81%                      3.13%

Period 11/11/97 (2) through 4/30/98             9.88%                         2.12%                      4.71%

(1) Certain expenses of the Portfolio have been waived and paid by the investment adviser. In the absence of such waiver and payment, performance would have been affected negatively.

(2) Date of initial sale; total return for this short of a time period may not be representative of longer term results.

          In addition, information will be provided that discusses the overriding investment philosophies of Delaware Management Company ("Delaware"), (the investment adviser to The Large-Cap Value Equity, The Aggressive Growth, The Small/Mid-Cap Value Equity, The Real Estate Investment Trust, The Intermediate Fixed Income, The Aggregate Fixed Income, The Limited-Term Maturity, The High-Yield Bond, The Diversified Core Fixed Income, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios), and Delaware International Advisers Ltd. ("Delaware International"), (an affiliate of Delaware and the investment adviser to The International Equity, The International Mid-Cap Sub, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Emerging Markets and The Global Equity Portfolios and the sub-adviser to The Diversified Core Fixed Income Portfolio) and how those philosophies impact each Portfolio in the strategies Pooled Trust, Inc. and Foundation Funds employs in seeking respective Portfolio objectives. Since the investment disciplines being employed for each Portfolio are based on the disciplines and strategies employed by an affiliate of Delaware and Delaware International to manage institutional separate accounts, investment strategies and disciplines of these entities may also be discussed.

          The Large-Cap Value Equity Portfolio's strategy relies on the consistency, reliability and predictability of corporate dividends. Dividends tend to rise over time, despite market conditions, and keep pace with rising prices; they are paid out in "current" dollars. Just as important, current dividend income can help lessen the effects of adverse market conditions. This equity dividend discipline, coupled with the potential for capital gains, seeks to provide investors with a consistently higher total-rate-of-return over time. In implementing this strategy, the investment adviser seeks to buy securities with a yield higher than the average of the S&P 500 Index. If a security held by the Portfolio moves out of the acceptable yield range, it typically is sold. This strict buy/sell discipline is instrumental in implementing The Large-Cap Value Equity Portfolio strategy.

TRADING PRACTICES AND BROKERAGE

          Pooled Trust, Inc. or Foundation Funds, as applicable, (and, in the case of The International Equity, The International Mid-Cap Sub, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Emerging Markets, The Global Equity and The Diversified Core Fixed Income Portfolios, their investment adviser or sub-adviser) selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where securities either are purchased directly from the dealer or are sold to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, Pooled Trust, Inc. or Foundation Funds pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department (and, in the case of The International Equity, The International Mid-Cap Sub, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Emerging Markets, The Global Equity and The Diversified Core Fixed Income Portfolios, their investment adviser or sub-adviser) as to rates paid and charged for similar transactions throughout the securities industry. In some instances, Pooled Trust, Inc. pays a minimal share transaction cost when the transaction presents no difficulty.

          Securities transactions for The International Equity, The International Mid-Cap Sub, The Labor Select International Equity, The Global Equity, The Emerging Markets, The Global Fixed Income, The International Fixed Income, The High Yield Bond, The Real Estate Investment Trust and The Diversified Core Fixed Income Portfolios may be effected in foreign markets which may not allow negotiation of commissions or where it is customary to pay fixed rates.

          During the fiscal years ended October 31, 1995, 1996 and 1997, the aggregate dollar amounts of brokerage commissions paid by the Portfolios listed below amounted to the following:

                                                                     1997            1996              1995
                                                                     ----            ----              ----
The Large-Cap Value Equity Portfolio                             $137,685        $117,326          $108,104
The Aggressive Growth Portfolio                                   $66,754          46,384            26,361
The International Equity Portfolio                               $618,700         398,781           280,594
The Global Fixed Income Portfolio                                     ---             ---             1,545
The Labor Select International Equity Portfolio(1)                $72,413          78,514               N/A
The Real Estate Investment Trust Portfolio(2)                    $111,633         122,865               N/A
The Emerging Markets Portfolio(3)                                 $92,535             N/A               N/A
The Global Equity Portfolio(4)                                     $5,176             N/A               N/A

(1)      Commenced operations on December 19, 1995.
(2)      Commenced operations on December 6, 1995.
(3)      Commenced operations on April 14, 1997.
(4)      Commenced operations on October 15, 1997.

         The investment advisers or sub-advisers may allocate out of all commission business generated by all of the funds and accounts under management by them, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the investment advisers in connection with their investment decision-making process with respect to one or more funds and accounts they manage, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended October 31, 1997, portfolio transactions of the following Portfolios in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

                                                                        Portfolio                Brokerage
                                                                       Transactions             Commissions
                                                                         Amounts                  Amounts
                                                                       ------------             -----------
         The Large-Cap Value Equity Portfolio                          $10,302,300                $11,904
         The Aggressive Growth Portfolio                                 8,559,187                 17,899
         The International Equity Portfolio                             37,630,165                107,244
         The Labor Select International Equity Portfolio                 5,600,920                 16,999
         The Real Estate Investment Trust Portfolio                     18,902,123                 39,120
         The Emerging Markets Portfolio(1)                                 196,846                    176

(1)      Commenced operations on April 14, 1997.

         As provided in the Securities Exchange Act of 1934 and each Portfolio's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Pooled Trust, Inc. believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the investment advisers which constitute in some part brokerage and research services used by the investment advisers in connection with their investment decision-making process and constitute in some part services used by them in connection with administrative or other functions not related to their investment decision-making process. In such cases, the investment advisers will make a good faith allocation of brokerage and research services and will pay out of their own resources for services used by them in connection with administrative or other functions not related to their investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to Pooled Trust, Inc. and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         Combined orders for two or more accounts or funds engaged in the purchase or sale of the same security may be placed if the judgment is made that joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the investment advisers, the Board of Directors of Pooled Trust, Inc. and the Board of Trustees of Foundation Funds that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, orders may be placed with broker/dealers that have agreed to defray certain Portfolio expenses, such as custodian fees.

Portfolio Turnover
         Portfolio trading will be undertaken principally to accomplish each Portfolio's objective in relation to anticipated movements in the general level of interest rates. A Portfolio is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Portfolio will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such a turnover always will be incidental to transactions undertaken with a view to achieving a Portfolio's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Portfolio and taxes payable by a Portfolio's shareholders. A turnover rate of 100% would occur, for example, if all the investments in a Portfolio's securities at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, a relevant Portfolio may hold securities for any period of time. Portfolio turnover will also be increased by The Aggressive Growth Portfolio, either of The Real Estate Investment Trust Portfolios, The International Equity Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio, if the Portfolio writes a large number of call options which are subsequently exercised. To the extent a Portfolio realizes gains on securities held for less than six months, such gains are taxable to the shareholder subject to tax or to a Portfolio at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Portfolio shares. Total brokerage costs generally increase with higher portfolio turnover rates.


         Under normal circumstances: (1) the annual portfolio turnover rate of The International Equity Portfolio is not expected to exceed 50%; (2) the annual portfolio turnover rate of The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The Limited-Term Maturity Portfolio is not expected to exceed 200%; (3) the annual portfolio turnover rate of The Large-Cap Value Equity Portfolio, The Aggressive Growth Portfolio, The Small/Mid-Cap Value Equity Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The Emerging Markets Portfolio, The Global Equity Portfolio, The High-Yield Bond Portfolio, The Growth and Income Portfolio and The Asset Allocation Portfolio is not expected to exceed 100%; (4) the annual portfolio turnover rate of The Intermediate Fixed Income Portfolio and The Aggregate Fixed Income Portfolio is not expected to exceed 250%; (5) the annual portfolio turnover rate of The International Mid-Cap Sub Portfolio is not expected to exceed 50%; (6) the annual portfolio turnover rate of The Diversified Core

Fixed Income Portfolio is not expected to exceed 50%; and (7) the annual portfolio turnover rate of The Small-Cap Growth Equity Portfolio is expected to be 100%. The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of purchases or sales of securities for the particular fiscal year by the monthly average of the value of the securities owned by the Portfolio during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         The portfolio turnover rates of the following Portfolios for the past two fiscal years were as follows:

                                                                        October 31, 1997             October 31, 1996
                                                                        ----------------             ----------------
         The Large-Cap Value Equity Portfolio                                 73%                           74%
         The Aggressive Growth Portfolio                                     117%                           95%
         The International Equity Portfolio                                    8%                            8%
         The Global Fixed Income Portfolio                                   114%                           63%
         The Labor Select International Equity Portfolio(1)                   11%                            7%*
         The Real Estate Investment Trust Portfolio(2)                        58%                          109%*
         The Intermediate Fixed Income Portfolio(3)                          205%                          232%*
         The High-Yield Bond Portfolio(4)                                    281%*                          N/A
         The International Fixed Income Portfolio(5)                         145%*                          N/A
         The Emerging Markets Portfolio(6)                                    46%*                          N/A
         The Global Equity Portfolio(7)                                        0%                           N/A

*Annualized
(1)      Commenced operations on December 19, 1995.
(2)      Commenced operations on December 6, 1995.
(3)      Commenced operations on March 12, 1996.
(4)      Commenced operations on December 2, 1996.
(5)      Commenced operations on April 11, 1997.
(6)      Commenced operations on April 14, 1997.
(7)      Commenced operations on October 15, 1997.

PURCHASING SHARES

         The following supplements the disclosure provided in the Portfolios' Prospectuses.

         Delaware Distributors, L.P. serves as the national distributor for each Portfolio's shares. See the related Prospectus for information on how to invest. Pooled Trust, Inc. or Foundation Funds, as applicable, reserves the right to suspend sales of Portfolio shares, and reject any order for the purchase of Portfolio shares if in the opinion of management such rejection is in the Portfolio's best interest.

         Certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares of The Real Estate Investment Trust Portfolio or The International Mid-Cap Sub Portfolio shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained on behalf of Pooled Trust, Inc. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Pooled Trust, Inc. or Foundation Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Portfolios for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Purchasing Shares (The Real Estate Investment Trust Portfolio class of The Real Estate Investment Trust Portfolio and all other Portfolios except The International Mid-Cap Sub Portfolio)
         Shares of each Portfolio are sold on a continuous basis directly to institutions and high net-worth individuals at the net asset value next determined after the receipt of a purchase order and a Federal Funds wire as described more fully in the related Prospectus. In addition, for purchases of shares in The Emerging Markets Portfolio, a purchase reimbursement fee of 0.75% of the dollar amount invested is charged to investors and paid to the Portfolio to help defray expenses of investing purchase proceeds. For The Global Equity Portfolio, the purchase reimbursement fee is equal to 0.40% of the dollar amount invested. In lieu of paying that fee, an investor in The Global Equity Portfolio may elect to invest by a contribution of in-kind securities or may follow another procedure that has the same economic impact on the Portfolio and its shareholders. See "DETERMINING OFFERING PRICE AND NET ASSET VALUE." The minimum for initial investments is $1,000,000 for each Portfolio. There are no minimums for subsequent investments. See the related Prospectus for special purchase procedures and requirements that may be applicable to prospective investors in The International Equity Portfolio and The Global Equity Portfolio. At such time as Pooled Trust, Inc. receives appropriate regulatory approvals to do so in the future, under certain circumstances, Pooled Trust, Inc. may, at its sole discretion, allow eligible investors who have an existing investment counseling relationship with Delaware International or an affiliate of Delaware to make investments in the Portfolios by a contribution of securities in-kind to such Portfolios.

Purchasing Shares (The International Mid-Cap Sub Portfolio)
         Shares of The International Mid-Cap Sub Portfolio are offered and sold on a continuous basis to investors who currently have, or concurrently with their investment establish, an investment advisory relationship with Delaware International with respect to equity securities and who have authorized Delaware International to allocate a portion of those assets to the Portfolio. Shares are sold at the net asset value next determined after the receipt of a purchase order as described more fully in the related Prospectus. In addition, a purchase reimbursement fee of 0.60% of the dollar amount invested is charged to investors and paid to the Portfolio to help defray expenses of investing purchase proceeds. The purchase reimbursement fee does not apply to investments that are made by securities in-kind or by an alternative method agreed to by the Portfolio that will have the same economic effect as an in-kind purchase or to reinvestments of dividends or other distributions. See "DETERMINING OFFERING PRICE AND NET ASSET VALUE." There are no minimum initial or subsequent investment amounts for The International Mid-Cap Sub Portfolio.

Purchasing Shares (REIT Fund A, B, C and Institutional Classes of The Real Estate Investment Trust Portfolio)
         The minimum initial purchase is generally $1,000 for REIT Fund A Class ("Class A Shares"), REIT Fund B Class ("Class B Shares") and REIT Fund C Class ("Class C Shares"). Subsequent purchases must generally be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under an Asset Planner Service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There are no minimum purchase requirements for REIT Fund Institutional Class ("Institutional Class Shares").

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that does not exceed $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Pooled Trust, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         The NASD has adopted Conduct Rules, as amended, relating to investment company sales charges. Pooled Trust, Inc. and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table in the appropriate Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the related Prospectus.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class Shares are purchased at net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares represent a proportionate interest in the Portfolio's assets and will receive a proportionate interest in the Portfolio's income, before application, as to the Class A, Class B and Class C Shares, of any expenses under Pooled Trust, Inc.'s 12b-1 Plans.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Portfolio with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses.

Class A Shares
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Front-End Sales Charge Alternative - Class A Shares in the appropriate Prospectus for a table illustrating reduced front-end sales charge. See also Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.


         Certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.


Dealer's Commission
         As described more fully in the related Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected. See Front-End Sales Charge Alternative - Class A Shares in the related Prospectus for the applicable schedule and further details.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the related Prospectus for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares, will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Portfolio. See Automatic Conversion of Class B Shares under Classes of Shares in the related Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the related Prospectus.

Plans Under Rule 12b-1
         Pursuant to Rule 12b-1 under the 1940 Act, Pooled Trust, Inc. has adopted a separate plan for each of Class A Shares, the Class B Shares and the Class C Shares of The Real Estate Investment Trust Portfolio (the "Plans"). Each Plan permits the Portfolio to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies.

         The Plans permit the Portfolio, pursuant to the Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, the Portfolio may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by the Portfolio under the Plans, and the Portfolio's Distribution Agreement, is on an annual basis up to 0.30% of Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of Class B Shares' and Class C Shares' average daily net assets for the year. Pooled Trust, Inc.'s Board of Directors may reduce these amounts at any time. Pursuant to Board action, the maximum aggregate fee payable by Class A Shares is 0.25%.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Classes. Subject to seeking best price and execution, the Classes may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement, as amended, have been approved by the Board of Directors of Pooled Trust, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Pooled Trust, Inc. and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Directors in the same manner, as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, the Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Class, as well as by a majority vote of those directors who are not "interested persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Pooled Trust, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Pooled Trust, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

Other Payments to Dealers - Class A, Class B and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Class A, B and C Shares exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of shares of funds in the Delaware Investments family.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, trustees and employees of Pooled Trust, Inc., any other fund in the Delaware Investments family, the Manager, the Manager's affiliates or any of the Manager's affiliates that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Portfolio and any of the funds in the Delaware Investments family, including any fund that may be created, at net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed.

         Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager, or any of its affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as The Real Estate Investment Trust Portfolio may reasonably require to establish eligibility for purchase at net asset value.

         Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value product available through the funds in the Delaware Investments family, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to Retirement Financial Services, Inc. in writing that it has the requisite number of employees and has received written confirmation back from Retirement Financial Services, Inc.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         The Portfolio must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
         The reduced front-end sales charges described above with respect to the Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Pooled Trust, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on the Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Portfolio and of any class of any of the other mutual funds in the Delaware Investments family (except shares of any fund in the Delaware Investments family which does not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in funds in the Delaware Investments family that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Portfolio and other funds in the Delaware Investments family which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Portfolio, as well as shares of any other class of any of the other funds in the Delaware Investments family (except shares of any Delaware Investments fund which does not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge,

CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Portfolio, as well as shares of any other class of any of the other fund in the Delaware Investments family which offer such classes (except shares of any Delaware Investments fund which does not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from shares from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited
CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares of the Portfolio have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of the Portfolio or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Portfolio's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred

Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the related Prospectus) in connection with the features described above

Group Investment Plans
         Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the related Prospectus, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Portfolio at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments accounts if they so notify the Portfolio in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

Institutional Class Shares of the Portfolio
         Institutional Class Shares of the Portfolio are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of Delaware, Delaware International or their affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of Delaware, Delaware International or their affiliates and those having client relationships with Delaware, Delaware International or their affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class Shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Institutional Class Shares of the Portfolio are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

Investment Plans

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class (based on the net asset value in effect on the payable date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Class Shares are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to The Portfolio. Such purchases, which must meet the minimum subsequent purchase requirements stated in the related Prospectus and this Statement of Additional Information, are made for Class A Shares at the public offering price and for Class B Shares, Class C Shares and Institutional Class Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Funds in the Delaware Investments Family
         Subject to applicable eligibility and minimum initial purchase requirements of each fund and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest their dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Portfolio, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the related Prospectus.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Portfolio, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares. See Appendix B-Classes Offered in the related Prospectus for the funds in the Delaware Investments family that are eligible for investment by holders of Portfolio shares.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for the Portfolio to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Portfolio account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to the Portfolio from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Portfolio may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Portfolio.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Portfolio accounts. The Portfolio will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Portfolio for proper instructions.

Wealth Builder Option
          Shareholders can use the Wealth Builder Option to invest in Class A Shares, Class B Shares or Class C Shares through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Classes may elect to invest in one or more of the other mutual funds in the Delaware Investments family through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the related Prospectus.

          Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the related Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

          Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective as of September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service.

         The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of The Real Estate Investment Trust Portfolio and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other funds in the Delaware Investments family.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.

         Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
         An investment in a Portfolio may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) deferred compensation plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

         Among the retirement plans the Delaware Investments offers, Class B Shares are available for investment only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans and 403(b) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge under Redemption and Exchange in the Prospectus for Class B Shares and Class C Shares for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25 regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Institutional Class Shares. For additional information on any of the Plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan.

Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (i) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (ii) Substantially equal installment payments for a period certain of 10 or more years;

         (iii) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (iv) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (v) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includible in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher educations expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Portfolio.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the related Prospectus.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the table in the related Prospectus.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Portfolio. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the table in the related Prospectus.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is not required.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

The Real Estate Investment Trust Portfolio Class of The Real Estate Investment Trust Portfolio and all other Portfolios
         Orders for purchases of shares of a Portfolio are effected at the net asset value of that Portfolio next calculated after receipt of the order by Pooled Trust, Inc. and Federal Funds wire by the Portfolio's Custodian Bank, plus in the case of The International Mid-Cap Sub Portfolio, The Emerging Markets Portfolio and the Global Equity Portfolio, any applicable purchase reimbursement fee equal to 0.60%, 0.75% and 0.40%, respectively, of the dollar amount invested.

         Net asset value is computed at the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time, on days when the New York Stock Exchange is open and an order to purchase or sell shares of a Portfolio has been received or is on hand, having been received since the last previous computation of net asset value. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, Pooled Trust, Inc. and Foundation Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

Class A, B and C Shares and Institutional Class Shares of The Real Estate Investment Trust Portfolio
         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by Pooled Trust, Inc., its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreements. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, Pooled Trust, Inc. will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         Each Class will bear, pro-rata, all of the common expenses of the Portfolio. The net asset values of all outstanding shares of each Class will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Portfolio represented by the value of shares of that Class. All income earned and expenses incurred by the Portfolio will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Portfolio represented by the value of shares of such Classes, except that the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of The Real Estate Investment Trust Portfolio may vary. However, the net asset value per share of each Class is expected to be equivalent.

                                      * * *

         The net asset value per share of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price that is considered to best represent fair value within a range not in excess of the current ask prices nor less than the current bid prices. Domestic over-the-counter equities, domestic equity securities that are not traded and U.S. government securities (and those of its agencies and instrumentalities) are priced at the mean of the bid and ask price.

         Bonds and other fixed-income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed-income securities, which is accrued daily. In addition, bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted mean price or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted mean price will be used. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

         Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods determined by the Board of Directors or Trustees, as applicable.

         The securities in which The International Equity Portfolio, The International Mid-Cap Sub Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio and The Global Equity Portfolio (as well as The Real Estate Investment Trust Portfolios, The High-Yield Bond Portfolio, The Diversified Core Fixed Income Portfolio The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio, to the limited extent described in the Prospectus) may invest from time to time may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as holidays or Saturday). As a result, the net asset value of those Portfolios may be significantly affected by such trading on days when shareholders have no access to the Portfolios.

         For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and ask prices of such currencies against the U.S. dollar as provided by an independent pricing service or any major bank, including the Custodian Banks. Forward foreign currency contracts are valued at the mean price of the contract.

Interpolated values will be derived when the settlement date of the contract is on an interim period for which quotations are not available. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.

REDEMPTION AND REPURCHASE

         The following supplements the disclosure provided in Pooled Trust, Inc.'s Prospectuses.

The Real Estate Investment Trust Portfolio Class of The Real Estate Investment Trust Portfolio and all other Portfolios
         Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the New York Stock Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

         No charge is made by any Portfolio for redemptions, except that shareholders that redeem shares of The International Mid-Cap Sub-Portfolio, The Emerging Markets Portfolio and The Global Equity Portfolio are assessed by the relevant Portfolio a redemption reimbursement fee of 0.50%, 0.75% and 0.30%, respectively. Payment for shares redeemed or repurchased may be made either in cash or in-kind, or partly in cash and partly in-kind. If a redemption of shares is made in-kind, the redemption reimbursement fee that is otherwise applicable will not be assessed. Any portfolio securities paid or distributed in-kind would be valued as described in "DETERMINING OFFERING PRICE AND NET ASSET VALUE." Subsequent sales by an investor receiving a distribution in-kind could result in the payment of brokerage commissions. Payment for shares redeemed ordinarily will be made within three business days, but in no case later than seven days, after receipt of a redemption request in good order. See "REDEMPTION OF SHARES" in the related Prospectus for special redemption procedures and requirements that may be applicable to shareholders in The International Equity Portfolio, The International Mid-Cap Sub Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The Global Equity Portfolio. Under certain circumstances, eligible investors who have an existing investment counseling relationship with Delaware Investment Advisers or Delaware International will not be subject to Pooled Trust, Inc.'s in-kind redemption requirements until such time as Pooled Trust, Inc. or Foundation Funds, as applicable, receives appropriate regulatory approvals to permit such redemptions for the account of such investors.

         Pooled Trust, Inc. and Foundation Funds has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which Pooled Trust, Inc. is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Portfolio during any 90-day period for any one shareholder.

         The value of a Portfolio's investments is subject to changing market prices. Redemption proceeds may be more or less than the shareholder's cost depending upon the market value of the Portfolio's securities. Thus, a shareholder redeeming shares of a Portfolio may, if such shareholder is subject to federal income tax, sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         For all Portfolios except The International Mid-Cap Sub Portfolio, due to the relatively higher cost of maintaining small accounts, Pooled Trust, Inc. and Foundation Funds reserves the right to redeem Portfolio shares in any of its accounts at the then-current net asset value if as a result of redemption or transfer a shareholder's investment in a Portfolio has a value of less than $500,000. However, before Pooled Trust, Inc. redeems such shares and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than $500,000 and will be allowed 90 days from that date of notice to make an additional investment to meet the required minimum. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption.

                                      * * *

         Pooled Trust, Inc. and Foundation Funds has available certain redemption privileges, as described below. They are unavailable to shareholders of The International Equity Portfolio, The International Mid-Cap Sub Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The Global Equity Portfolio whose redemptions trigger the special in-kind redemption procedures. See the related Prospectus. The Portfolios reserve the right to suspend or terminate these expedited payment procedures at any time in the future.

Expedited Telephone Redemptions
         Shareholders wishing to redeem shares for which certificates have not been issued may call Pooled Trust, Inc. at (1-800-231-8002) prior to 4 p.m., Eastern time, and have the proceeds mailed to them at the record address. Redemptions involving The Asset Allocation Portfolio will be forwarded to Foundation Funds. Checks payable to the shareholder(s) of record will normally be mailed three business days, but no later than seven days, after receipt of the redemption request.

         In addition, redemption proceeds can be transferred to your predesignated bank account by wire or by check by calling Pooled Trust, Inc., as described above. The Telephone Redemption Option on the Account Registration Form must have been elected by the shareholder and filed with Pooled Trust, Inc. before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment By Wire: Request that Federal Funds be wired to the bank account designated on the Account Registration Form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is no charge for this service. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. Payment by Check: Request a check be mailed to the bank account designated on the Account Registration Form. Redemption proceeds will normally be mailed three business days, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it. If expedited payment under these procedures could adversely affect a Portfolio, Pooled Trust, Inc. or as applicable, Foundation Funds may take up to seven days to pay the shareholder.

         To reduce the risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the Account Registration Form. If a shareholder wishes to change the bank account designated for such redemption, a written request in accordance with the instructions set forth in the Prospectus will be required.

Exchange Privilege

         Shares of each Portfolio may be exchanged for shares of any other Portfolio or for the institutional classes of the other funds in the Delaware Investments family. Exchange requests should be sent to Delaware

Pooled Trust, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 Attn: Client Services. Exchanges involving The Asset Allocation Portfolio will be forwarded to Foundation Funds.

         Any such exchange will be calculated on the basis of the respective net asset values of the shares involved and will be subject to the minimum investment requirements noted above. There is no sales commission or charge of any kind, except for the special purchase and redemption reimbursement fees for exchanges involving shares of The International Mid-Cap Sub Portfolio, The Emerging Markets Portfolio and The Global Equity Portfolio. See Exchange Privilege under Shareholder Services in the related Prospectus. The shares of a Portfolio into which an exchange is made, if necessary, must be authorized for sale in the state in which the investor is domiciled. Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased.

         Exchange requests may be made either by mail, FAX message or by telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by Pooled Trust, Inc. or, as applicable, Foundation Funds for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 4 p.m., Eastern time, for the Portfolios will be processed as of the close of business on the same day. Requests received after this time will be processed on the next business day. Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors or Trustees, as applicable, to assure that such exchanges do not disadvantage a Portfolio and its shareholders. Exchanges into and out of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The Global Equity Portfolio shall be subject to the special purchase and redemption procedures identified in sections of the related Prospectus entitled Purchase of Shares and Redemption of Shares.

         For federal income tax purposes, an exchange between Portfolios is a taxable event for shareholders subject to federal income tax, and, accordingly, a gain or loss may be realized. Pooled Trust, Inc. and Foundation Funds reserves the right to suspend or terminate or amend the terms of the exchange privilege upon 60 days' written notice to client shareholders.

                                      * * *

         Neither Pooled Trust, Inc., Foundation Funds, the Portfolios nor the Portfolios' transfer agent, Delaware Service Company, Inc., is responsible for any losses incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, Pooled Trust, Inc. or, as applicable, Foundation Funds will ensure that reasonable procedures are used to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as if it does not, Pooled Trust, Inc., Foundation Funds or Delaware Service Company, Inc. may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Class A, B and C Shares and Institutional Class Shares of The Real Estate Investment Trust Portfolio
         Any shareholder may require The Real Estate Investment Trust Portfolio to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Portfolio, at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for the Class A Shares and Institutional Class Shares only if a shareholder specifically requests them. Certificates are not issued for

Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee is required. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a securities transfer association medallion program. A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Fund and its agents from fraud. The Fund reserves the right to reject a signature guarantee supplied by an institution based on its creditworthiness. The Portfolio may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

         In addition to redemption of Portfolio shares, the Distributor, acting as agent of The Real Estate Investment Trust Portfolio, offers to repurchase Portfolio shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Portfolio, its agent or certain other authorized persons, subject to any applicable CDSC or Limited CDSC. See Distribution and Service under Investment Management Agreements. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Portfolio and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Portfolio shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to any applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the related Prospectus. Redemptions of Class B Shares are subject to the following CDSC: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge under Classes of Shares in the related Prospectus. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire described below, for which there is currently a $7.50 bank wiring cost, neither The Portfolio nor its Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

          The Portfolio will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. The Portfolio will honor the redemption requests as to shares for which a check was tendered as payment, but the Portfolio will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Portfolio will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Portfolio or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practical, or it is not reasonably practical for the Portfolio fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, the Portfolio may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Pooled Trust, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio during any 90-day period for any one shareholder.

         The value of the Portfolio's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Portfolio may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before the Portfolio involuntarily redeems shares from an account that, under the circumstances listed in the related Prospectus, has remained below the minimum amounts required by the Portfolio's Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than $1,000 and will be allowed 60 days from that date of notice to make an additional investment to meet the required minimum of $1,000. See The Conditions of Your Purchase under How to Buy Shares in the related Prospectus. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                      * * *

         The Portfolio has made available certain redemption privileges, as described below. The Portfolio reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Holders of Class A Shares, Class B Shares and Class C Shares or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Class, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone number listed above. An authorization form must have been completed by the shareholder and filed with the Portfolio before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares or Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the Portfolio and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect the Portfolio, the Portfolio may take up to seven days to pay the shareholder.

         Neither the Portfolio nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Portfolio will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by Class A, B and C shareholders are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price or net asset value, as applicable for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for the Portfolio's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the related Prospectus. Shareholders should consult their financial adviser to determine whether a Systematic Withdrawal Plan would be suitable for them.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         The Systematic Withdrawal Plan is not available for the Institutional Class Shares.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

         Each Portfolio has qualified or intends to qualify, and each that has qualified intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         The policy of Pooled Trust, Inc. and Foundation Funds, as applicable, is to distribute substantially all of each Portfolio's net investment income and any net realized capital gains in the amount and at the times that will avoid any federal income or excise taxes. All dividends and capital gains distributions of accounts in REIT Fund Institutional Class shall be automatically reinvested in the Class. For all other Portfolios and Classes of The Real Estate Investment Trust Portfolio, shareholders may elect to receive dividends and capital gains distributions in cash, otherwise, all such dividends and distributions will be automatically reinvested in the Portfolios. The amounts of any dividend or capital gains distributions cannot be predicted.

         All dividends out of net investment income, together with distributions from short-term capital gains, will be taxable to those shareholders who are subject to income taxes as ordinary income. (These distributions may be eligible for the dividends-received deductions for corporations.) Any net long-term capital gains distributed to those shareholders who are subject to income tax will be taxable as such, regardless of the length of time a shareholder has owned their shares. Of the dividends paid by The Large-Cap Value Equity Portfolio and The Real Estate Investment Trust Portfolio for the fiscal year ended October 31, 1997, 40% and 62%, respectively, were eligible for the dividends-received deduction for corporations. For the fiscal year ended October 31, 1997, no portion of the dividends paid by The Aggressive Growth Portfolio qualified for the dividends-received deduction.

         Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders who are subject to tax.

         Each Portfolio is treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

         Each year, Pooled Trust, Inc. or, as applicable, Foundation Funds will mail information to investors on the amount and tax status of each Portfolio's dividends and distributions. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

         Each class of shares of The Real Estate Investment Trust Portfolio will share proportionately in the investment income and expenses of the Portfolio, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 plans.

TAXES

         The following supplements the tax disclosure provided in the Prospectuses.

         Under the Taxpayer Relief Act of 1997 (the "1997 Act"), as revised by the 1998 Act, the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Pre-Act long-term capital gains": securities sold by a Portfolio before May 7, 1997, that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "Mid-term capital gains" or "28 percent rate gain": securities sold by a Portfolio after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold by the Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months for tax years beginning after December 31, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares (any loss is disallowed) in order to qualify such shares as qualified 5-year property as though purchased after December 31, 2000. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the 5 year holding period.

         A portion of each Portfolio's dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to a Portfolio's shareholders, and cannot exceed the gross amount of dividends received by a Portfolio from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Portfolio if the Portfolio was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by a Portfolio were debt-financed or held by a Portfolio for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

         Shareholders will be notified annually by Pooled Trust, Inc. as to the federal income tax status of dividends and distributions paid by their Portfolio.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisers.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

Futures Contracts and Stock Options

(The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolios, The Emerging Markets Portfolio, The Global Equity Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio)
         The Aggressive Growth Portfolio's, The Real Estate Investment Trust Portfolios', The Emerging Markets Portfolio's, The Global Equity Portfolio's, The Diversified Core Fixed Income Portfolio's, The Asset Allocation Portfolio's, The Small-Cap Growth Equity Portfolio's and The Growth and Income Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. For example, certain positions held by a Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on such day, and any gain or loss associated with such positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Portfolio that substantially diminish its risk of loss with respect to other positions in a Portfolio will constitute "straddles," which are subject to special tax rules that may cause deferral of the Portfolio's losses, adjustments in the holding periods of Portfolio securities and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles which could alter the effects of these rules. The Portfolios will limit their activities in options and futures contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

Forward Currency Contracts

(The International Equity Portfolio, The International Mid-Cap Sub Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The Global Fixed Income Portfolio, The Emerging Markets Portfolio, The International Fixed Income Portfolio, The Global Equity Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio)
         The International Equity Portfolio, The International Mid-Cap Sub Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The Diversified Core Fixed Income Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio will be required for federal income tax purposes to recognize any gains and losses on forward currency contracts as of the end of each taxable year as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a forward currency contract is considered to be ordinary income or loss. Furthermore, forward currency futures contracts which are intended to hedge against a change in the value of securities held by these Portfolios may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

         Special tax considerations also apply with respect to foreign investments of these Portfolios. For example, certain foreign exchange gains and losses (including exchange gains and losses on forward currency contracts) realized by the Portfolio will be treated as ordinary income or losses.

State and Local Taxes
         Shares of Pooled Trust, Inc. are exempt from Pennsylvania county personal property tax.

INVESTMENT MANAGEMENT AGREEMENTS

         Delaware Management Company ("Delaware"), One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to The Large-Cap Value Equity, The Aggressive Growth, The Intermediate Fixed Income, The Aggregate Fixed Income, The Limited-Term Maturity, The Small/Mid-Cap Value Equity, The Real Estate Investment Trust, The High-Yield Bond, The Diversified Core Fixed Income and The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios, subject to the supervision and direction of Board of Directors or Trustees of Pooled Trust, Inc. or, as applicable, Foundation Funds. Delaware International Advisers Ltd. ("Delaware International"), Third Floor, 80 Cheapside, London, England EC2V 6EE, furnishes similar services to The International Equity, The International Mid-Cap Sub Portfolio, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Emerging Markets and The Global Equity Portfolios, and provides sub-advisory services to The Diversified Core Fixed Income Portfolio subject to the supervision and direction of Pooled Trust, Inc.'s Board of Directors. Lincoln Investment Management, Inc. ("Lincoln") serves as sub-adviser to Delaware with respect to The Real Estate Investment Trust Portfolios. Lincoln's address is 200
E. Berry Street, Fort Wayne, Indiana 46802.

         Delaware and its predecessors have been managing the funds in the Delaware Investments family since 1938. On July 31, 1998, Delaware and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $43 billion in assets in the various institutional or separately managed (approximately $25,873,990,000) and investment company ($17,929,500,000) accounts.

         Lincoln (formerly Lincoln National Investment Management Company) was incorporated in 1930. As of July 31, 1998, Lincoln had approximately $39 billion in assets under management.

         The Investment Management Agreements for The Large-Cap Value Equity, The Aggressive Growth, The Intermediate Fixed Income, The Limited-Term Maturity, The International Equity, The Global Fixed Income and The International Fixed Income Portfolios are each dated April 3, 1995 and were approved by shareholders on March 29, 1995. The Investment Management Agreements for The Small/Mid-Cap Value Equity, The Labor Select International Equity, The Real Estate Investment Trust and The High-Yield Bond Portfolios are each dated November 29, 1995 and were approved by the initial shareholders on November 30, 1995. The Sub-Advisory Agreement for The Real Estate Investment Trust Portfolio is dated November 29, 1995 and was approved by the initial shareholder on November 30, 1995. The Investment Management Agreement for The Emerging Markets Portfolio is dated April 14, 1997 and was approved by the initial shareholder on that date. The Investment Management Agreements for The Global Equity Portfolio and The Real Estate Investment Trust Portfolio II are both dated October 14, 1997 and were approved by the initial shareholder as of October 14, 1997; the Sub-Advisory Agreement between Delaware and Lincoln is dated as of October 14, 1997 and was approved by the initial shareholder on that date. The Investment Management Agreements for the International Mid-Cap Sub Portfolio, The Aggregate Fixed Income Portfolio and The Diversified Core Fixed Income Portfolio are each dated December 24, 1997 and were approved by the initial shareholders on that date. The Sub-Advisory Agreement between Delaware and Delaware International relating to the Diversified Core Fixed Income Portfolio is dated December 24, 1997 and was approved by the initial shareholder on that date. The Investment Management Agreements for The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio are each dated August 31, 1998 and were approved by the initial shareholder on that date.

         Each such Agreement has an initial term of two years and may be renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or Trustees, as applicable, or by vote of a majority of the outstanding voting securities of the Portfolio, and only if the terms of the renewal thereof have been approved by the vote of a majority of the directors or trustees of Pooled Trust, Inc. or Foundation Funds who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Pooled Trust, Inc., the trustees of Foundation Funds or by the investment adviser. Each Agreement will terminate automatically in the event of its assignment.

         As compensation for the services to be rendered under their advisory agreements, Delaware or, as relevant, Delaware International is entitled to an advisory fee (or, in the case of The International Mid-Cap Sub Portfolio, a comprehensive management fee) calculated by applying a quarterly rate, based on the following annual percentage rates, to the Portfolio's average daily net assets for the quarter:

                     Portfolio                                      Rate

            The Large-Cap Value Equity Portfolio                    0.55%
            The Aggressive Growth Portfolio                         0.80%
            The International Equity Portfolio                      0.75%
            The International Mid-Cap Sub Portfolio                 0.70%*
            The Small/Mid-Cap Value Equity Portfolio                0.75%
            The Labor Select International Equity Portfolio         0.75%
            The Real Estate Investment Trust Portfolio              0.75%**
            The Real Estate Investment Trust Portfolio II           0.75%**
            The Intermediate Fixed Income Portfolio                 0.40%
            The Aggregate Fixed Income Portfolio                    0.40%
            The Limited-Term Maturity Portfolio                     0.30%
            The Global Fixed Income Portfolio                       0.50%
            The International Fixed Income Portfolio                0.50%
            The High-Yield Bond Portfolio                           0.45%
            The Emerging Markets Portfolio                          1.20%***
            The Global Equity Portfolio                             0.75%****
            The Diversified Core Fixed Income Portfolio             0.43%****
            The Asset Allocation Portfolio                          0.05%
            The Small-Cap Growth Equity Portfolio                   0.75%
            The Growth and Income Portfolio                         0.55%

* Under The Investment Management Agreement between Pooled Trust, Inc. on behalf of The International Mid-Cap Sub Portfolio and Delaware International, Delaware International provides both investment advisory services and pays for all of the ordinary operating expenses of the Portfolio; and the Portfolio pays Delaware International a comprehensive management fee to cover all such services and expenses as described below.

** Delaware has entered into a sub-advisory agreement with Lincoln with respect to The Real Estate Investment Trust Portfolios. As compensation for its services as sub-adviser to Delaware, Lincoln is entitled to receive a sub-advisory fee equal to 30% of the investment management fee under Delaware's Investment Management Agreement with Pooled Trust, Inc. on behalf of the Portfolio.

*** Delaware International has elected voluntarily to limit its annual Investment Advisory Fee to no more than 1.00% of The Emerging Markets Portfolio's average daily net assets during the period from October 1, 1997 through October 31, 1998. The effect of the current fee waiver of 1.55% with respect to "Total Operating Expenses" and the 1.00% fee limitation with respect to The Emerging Markets Portfolio is that the annual Investment Advisory Fee paid to Delaware International on behalf of that Portfolio will be an amount equal to the lesser of 1.00% or the amount necessary to limit "Total Operating Expenses" of the Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) to no more than 1.55% of average net assets, on an annualized basis. Delaware International has also voluntarily agreed that the annual Investment Advisory Fee payable to Delaware International on behalf of The Emerging Markets Portfolio will not exceed 1.00% unless shareholders of the Portfolio have been notified of the change to the 1.00% fee limitation at least one year in advance of such increase.

**** Delaware has entered into sub-advisory agreements with Delaware International with respect to The Global Equity Portfolio and The Diversified Core Fixed Income Portfolio. As compensation for its services as sub-adviser to Delaware, Delaware International is entitled to receive sub-advisory fees equal to 50% of the investment management fees under Delaware's Investment Management Agreement with Pooled Trust, Inc. on behalf of The Global Equity Portfolio. With respect to The Diversified Core Fixed Income Portfolio, as compensation for Delaware International's services as sub-adviser to Delaware, Delaware International is entitled to receive sub-advisory fees from Delaware an amount equal to the management fee paid to Delaware times a ratio; the numerator of which is the average daily net assets represented by foreign assets and the denominator of which is the average daily net assets of The Diversified Core Fixed Income Portfolio, such amount to be calculated at the same time and measured over the same period as the management fee.

      Under the terms of the Investment Management Agreement for The International Mid-Cap Sub Portfolio, Delaware International pays the Portfolio's proportionate share of the fees paid to unaffiliated directors by Pooled Trust, Inc. Out of the investment advisory fees to which they are otherwise entitled, Delaware and Delaware International pay their proportionate share of the fees paid to unaffiliated directors by Pooled Trust, Inc., except that Delaware International will make no such payments out of the fees it receives from managing The International Fixed Income, The Emerging Markets, The Labor Select International Equity and The Global Equity Portfolios, and Delaware will make no such payments out of the fees it receives from managing The Small/Mid-Cap Value Equity, The Real Estate Investment Trust, The High-Yield Bond, The Diversified Core Fixed Income, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios.

      Delaware, or as applicable Delaware International, has elected voluntarily to waive that portion, if any of the annual investment advisory fees payable by a particular Portfolio and to pay a Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) did not exceed, on an annualized basis, the following percentages of average daily net assets from the commencement of operations through October 31, 1998 (unless otherwise noted):

                    Portfolio
           The Large-Cap Value Equity Portfolio                    0.68%
           The Aggressive Growth Portfolio                         0.93%
           The International Equity Portfolio                      0.96%
           The International Mid-Cap Sub Portfolio                 0.70%
           The Small/Mid-Cap Value Equity Portfolio                0.89%
           The Labor Select International Equity Portfolio         0.96%
           The Real Estate Investment Trust Portfolio              0.86%*
           The Real Estate Investment Trust Portfolio II           0.86%
           The Intermediate Fixed Income Portfolio                 0.53%
           The Aggregate Fixed Income Portfolio                    0.53%
           The Limited-Term Maturity Portfolio                     0.43%
           The Global Fixed Income Portfolio                       0.60%**
           The International Fixed Income Portfolio                0.60%***
           The High-Yield Bond Portfolio                           0.59%
           The Emerging Markets Portfolio                          1.55%
           The Global Equity Portfolio                             0.96%
           The Diversified Core Fixed Income Portfolio             0.57%
           The Asset Allocation Portfolio                          0.15%****
           The Small-Cap Growth Equity Portfolio                   0.89%****
           The Growth and Income Portfolio                         0.68%****

* With respect to REIT Fund A Class, REIT Fund B Class, REIT Fund C Class and REIT Fund Institutional Class of The Real Estate Investment Trust Portfolio, Delaware has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fee payable by such classes and to reimburse each class for its expenses to the extent necessary to ensure that the expenses of each class (exclusive of taxes, interest, brokerage commissions, extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, 1.11% for Class A Shares, 1.86% for each of the Class B and C Shares and 0.86% for each of the Institutional Class shares and The Real Estate Investment Trust class during the period from the commencement of the public offering of such classes through October 31, 1998. The expense cap for The Real Estate Investment Trust Portfolio that was in effect from the commencement of operations through October 14, 1997 was 0.89%.

** Delaware International voluntarily elected to waive that portion, if any, of its annual investment advisory fees and to pay The Global Fixed Income Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) did not exceed, on an annualized basis, 0.62% as a percentage of average net assets for the period from the commencement of the public offering for the Portfolio through October 31, 1994. Such waiver was modified effective November 1, 1994 to provide that such expenses of the Portfolio do not exceed, on an annualized basis, 0.60%.

*** Delaware International voluntarily elected to waive that portion, if any, of its annual investment advisory fees and to pay The International Fixed Income Portfolio for its respective expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) did not exceed, on an annualized basis, 0.62% as a percentage of average net assets for the period from the commencement of the public offering for the Portfolio through April 30, 1994. Such waiver for The International Fixed Income Portfolio was modified effective May 1, 1994 to provide that such expenses of the Portfolio do not exceed, on an annual basis, 0.60%.

****  Effective from the commencement of operations through April 30, 1999.

        Investment management fees incurred for the last three fiscal years with respect to each Portfolio follows:

Portfolio                                     October 31, 1997         October 31, 1996       October 31, 1995
The Large-Cap Value Equity Portfolio          $441,785 earned          $343,114 earned        $255,586 earned
                                              $433,247 paid            $328,126 paid          $237,776 paid
                                              $8,538 waived            $14,988 waived         $17,810 waived

The Aggressive Growth Portfolio               $156,524 earned          $214,315 earned        $202,809 earned
                                              $64,669 paid             $185,753 paid          $163,397 paid
                                              $91,855 waived           $28,562 waived         $39,412 waived

The International Equity Portfolio            $3,119,494 paid          $1,632,036 paid        $792,936 earned
                                                                                              $374,822 paid
                                                                                              $15,248 waived

The Global Fixed Income Portfolio             $1,591,678 earned        $762,870 earned        $349,107 earned
                                              $1,425,392 paid          $661,220 paid          $293,883 paid
                                              $166,286 waived          $101,650 waived        $55,224 waived

The Labor Select International                $291,778 earned          $100,144 earned        N/A
    Equity Portfolio(1)                       $222,760 paid            $50,055 paid
                                              $69,018 waived           $50,089 waived

The Real Estate Investment                    $354,157 earned          $153,313 earned        N/A
    Trust Portfolio(2)                        $273,770 paid            $127,250 paid
                                              $80,387 waived           $26,063 waived

The Intermediate Fixed Income                 $84,846 earned           $19,389 earned         N/A
    Portfolio(3)                              $18,659 paid             $-0- paid
                                              $66,187 waived           $19,389 waived

The High-Yield Bond Portfolio(4)              $27,213 earned           N/A                    N/A
                                              $13,551 paid
                                              $13,662 waived

                                      -88-

Portfolio                                     October 31, 1997         October 31, 1996       October 31, 1995
The International Fixed Income                $61,031 earned           N/A                    N/A
    Portfolio(5)                              $29,230 paid
                                              $31,801 waived

The Emerging Markets Portfolio(6)             $89,760 earned           N/A                    N/A
                                              $54,085 paid
                                              $35,675 waived

The Global Equity Portfolio(7)                $941 earned              N/A                    N/A
                                              $941 waived

(1)  Commenced operations on December 19, 1995.
(2)  Commenced operations on December 6, 1995.
(3)  Commenced operations on March 12, 1996.
(4)  Commenced operations on December 2, 1996.
(5)  Commenced operations on April 11, 1997.
(6)  Commenced operations on April 14, 1997.
(7)  Commenced operations on October 15, 1997.


      On October 31, 1997, the total net assets of Pooled Trust, Inc. were $1,230,563,646, broken down as follows:

             The Large-Cap Value Equity Portfolio                $81,101,898
             The Aggressive Growth Portfolio                     $10,317,447
             The International Equity Portfolio                 $500,195,661
             The Global Fixed Income Portfolio                  $431,075,603
             The Labor Select International Equity Portfolio     $50,895,705
             The Real Estate Investment Trust Portfolio          $60,089,209
             The Intermediate Fixed Income Portfolio             $30,366,196
             The High-Yield Bond Portfolio                       $11,347,586
             The Emerging Markets Portfolio                      $18,564,600
             The Global Equity Portfolio                          $2,854,885
             The International Fixed Income Portfolio            $33,733,856
             The Limited-Term Maturity Portfolio                     $21,000

      Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH").

      Except for the expenses borne by the investment advisers under their respective Investment Management Agreements and the distributor under the Distribution Agreements, each Portfolio, except for The International Mid-Cap Sub Portfolio as described below, is responsible for all of its own expenses. Among others, these expenses include each Portfolio's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. Under the terms of The International Mid-Cap Sub Portfolio's Investment Management

Agreement, Delaware International pays all employee and ordinary operating costs of the Portfolio including, for example, investment advisory fees, rent, shareholder services, transfer agency and accounting services, custody fees, and ordinary fees of independent accountants and legal counsel. Excluded from the definition of ordinary operating costs are interest, taxes, dues, brokerage fees, extraordinary legal and accounting fees and expenses, and fees or other charges of governments and their agencies, including the cost of registering the Portfolio's shares with the Commission and qualifying the Portfolio's shares for sale in any jurisdiction, all of which are borne by the Portfolio.

Distribution and Service
      Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor for each Portfolio under separate Distribution Agreements dated as follows:

        The Large-Cap Value Equity Portfolio                 April 3, 1995
        The Aggressive Growth Portfolio                      April 3, 1995
        The Intermediate Fixed Income Portfolio              April 3, 1995
        The Limited-Term Maturity Portfolio                  April 3, 1995
        The International Equity Portfolio                   April 3, 1995
        The Global Fixed Income Portfolio                    April 3, 1995
        The International Fixed Income Portfolio             April 3, 1995
        The Real Estate Investment Trust Portfolio           November 29, 1995
        The Small/Mid-Cap Value Equity Portfolio             November 29, 1995
        The Labor Select International Equity Portfolio      November 29, 1995
        The High-Yield Bond Portfolio                        November 29, 1995
        The Emerging Markets Portfolio                       April 14, 1997
        The Global Equity Portfolio                          October 14, 1997
        The Real Estate Investment Trust Portfolio II        October 14, 1997.
        The International Mid-Cap Sub Portfolio              December 24, 1997
        The Aggregate Fixed Income Portfolio                 December 24, 1997
        The Diversified Core Fixed Income Portfolio          December 24, 1997.
        The Asset Allocation Portfolio                       August 31, 1998
        The Small-Cap Growth Equity Portfolio                August 31, 1998
        The Growth and Income Portfolio                      August 31, 1998

      Delaware Distributors, L.P. is an affiliate of the investment advisers and bears all of the costs of promotion and distribution.

      Delaware Service Company, Inc., an affiliate of Delaware, is Pooled Trust, Inc.'s shareholder servicing, dividend disbursing and transfer agent for each Portfolio pursuant to an Amended and Restated Shareholders Services Agreement dated August 31, 1998. Delaware Service Company, Inc. also provides accounting services to the Portfolio pursuant to the terms of a separate Fund Accounting Agreement. Delaware Service Company, Inc.'s principal business address is 1818 Market Street, Philadelphia, PA 19103. It is also an indirect, wholly owned subsidiary of DMH.

OFFICERS AND DIRECTORS

      The business and affairs of Pooled Trust, Inc. and Foundation Funds are managed under the direction of its Board of Directors or Trustees, as applicable.

      As of July 31, 1998, no one account held 25% or more of the outstanding shares of any of Pooled Trust, Inc.'s Portfolios or Foundation Funds' portfolios. As of July 31, 1998, the directors and officers of Pooled Trust, Inc., as a group, owned less than 1% of the outstanding shares of The Real Estate Investment Trust Portfolio; they did not hold shares of any of the other Portfolios. As of July 31, 1998, the trustees and officers of Foundation Funds did not hold any shares of the Portfolios.

      As of July 31, 1998, management believes the following accounts held of record 5% or more of the outstanding shares of a Portfolio. Management has no knowledge of beneficial ownership.

Delaware Pooled Trust, Inc.

Portfolio               Name and Address of Account                           Share Amount                Percentage
The Large-Cap Value
Equity Portfolio        Northern Trust
                        TRST PHH Group
                        P.O. Box 92956
                        Chicago, IL 60675                                          622,822                   10.88%

                        Mac & Co.
                        A/C LNFF5033902
                        Mutual Funds Operations
                        P.O. Box 3198
                        Pittsburgh, PA  15230                                      481,796                    8.41%

                        Amsouth Bank TTEE FBO
                        Lloyd Nolan Foundation Retirement Plan
                        Attn: Trust Operations - Mutual Funds
                        P.O. Box 11426
                        Birmington, AL 25202                                       388,758                    6.79%

                        Commerce Bank of Kansas City
                        Trust Burns & McDonnell
                        Employee Stock Ownership Plan
                        P.O. Box 419248
                        Kansas City, MO 64141                                      365,715                    6.39%

                        Lasalle National Bank Trustee
                        FBO Metz Baking Company
                        P.O. Box 1443
                        Chicago, IL  60690                                         355,282                    6.20%


Portfolio               Name and Address of Account                           Share Amount               Percentage
The Large-Cap           Cherrytrust & Co.
Value Equity            FBO Colorado Open Shop
Portfolio               Employers Pension Trust
                        C/O The Bank of Cherry Creek NA
                        3033 E. First Ave
                        Denver, CO 80206                                           343,086                    5.99%

                        Strafe & Co.
                        For Consolidated Products
                        Profit Sharing Plan
                        P.O. Box 160
                        Westerville, OH 43086                                      320,799                    5.60%

                        The Northern Trust Company
                        TRST Children's Memorial
                        Pension Trust
                        P.O. Box 92956
                        Chicago, IL 60675                                          294,829                    5.15%

The Aggressive          Crestar Bank
Growth Portfolio        Cust the College of William and Mary
                        P.O. Box 8795
                        Blow Memorial Hall
                        Williamsburg, VA 23187                                     209,023                   31.89%

                        The City of Groton
                        295 Meridian Street
                        Groton, CT 06340                                           126,514                   19.30%

                        NCSC Staff Pension Plan
                        Defined Benefit
                        8403 Colesville Rd. Ste 1200
                        Silver Spring, MD  20910                                   116,006                   17.69%

                        Philadelphia Association of Zeta Psi
                        Fraternity U/T/A E W Weil
                        613 Kirsch Avenue
                        Wayne, PA 19087                                             90,479                   13.80%

                        Our Sunday Visitor, Inc.
                        200 Noll Plaza
                        Huntington, IN 46750                                        38,125                    5.81%


Portfolio               Name and Address of Account                           Share Amount               Percentage
The International
Equity Portfolio        Father Flanagan's Foundation Fund
                        14100 Crawford St.
                        Boys Town, NE 68010                                      3,070,753                    8.34%

                        The Salvation Army
                        Eastern Territory
                        440 West Nyack Road
                        West Nyack, NY 10994                                     2,843,234                    7.72%

The Intermediate
Fixed Income
Portfolio               Northumberland City
                        Employees Retirement Fund
                        Cust. Northern Central Bank
                        c/o Keystone Financial Trust Operation
                        P.O. Box 2450
                        Altoona, PA 16603                                          662,855                   22.07%

                        Patterson & Co.
                        c/o CoreStates Bank
                        P.O. Box 7829
                        Philadelphia, PA 19101                                     428,145                   14.25%

                        The City of Groton
                        295 Meridian Street
                        Groton, CT 06340                                           359,423                   11.96%

                        Crestar Bank
                        Cust The College of William and Mary
                        Room 224 Private Funds Office
                        Blow Memorial Hall
                        P.O. Box 8795
                        Williamsburg, VA 23187                                     340,105                   11.32%


Portfolio               Name and Address of Account                           Share Amount               Percentage
The Intermediate        NCSC Staff Pension Plan
Fixed Income            Defined Benefit
Portfolio               8403 Colesville Rd. Ste 1200
                        Silver Spring, MD  20910                                   322,797                   10.74%

                        Our Sunday Visitor Inc.
                        200 Noll Plaza
                        Huntington, IN  46750                                      204,301                    6.80%

                        Philadelphia Association of Zeta Psi
                        Fraternity U/T/A E W Weil
                        613 Kirsch Avenue
                        Wayne, PA 19087                                            175,637                    5.84%

                        Fleet National Bank TTEE
                        FBO International Terminal
                        Operating Pension
                        Attn: 50502918
                        P.O. Box 92800
                        Rochester, NY 14692                                        166,881                    5.55%

The Limited-Term        Delaware Management Company
Maturity Portfolio      Attn. Joe Hastings
                        1818 Market Street
                        Philadelphia, PA 19103                                       2,100                  100.00%

The Global
Fixed Income
Portfolio               Public School Retirement System
                        of the City of ST Louis
                        One Mercantile Center
                        Suite 2607
                        St Louis, MO 63101                                       6,679,389                   11.43%

                        Bankers Trust Co
                        FBO SLU Delaware Fund
                        Attn: Tom DeAngelo
                        34 Exchange Place MS 3029
                        Jersey City, NJ  07302                                   4,514,815                    7.72%

                        Saxon & Co.
                        FBO Western Pennsylvania Teamsters
                        & Employers Pension Fund
                        P.O. Box 7780-1888
                        Philadelphia, PA 19183                                   4,357,039                    7.45%


Portfolio               Name and Address of Account                           Share Amount               Percentage
The Global              Bost & Co.
Fixed Income            Mutual Funds Operations
Portfolio               P.O. Box 3198
                        Pittsburgh, PA 15230                                     4,028,764                    6.89%

                        Washington Suburban Sanitary Commission
                        Employees Retirement Plan
                        14501 Sweitzer Ln.
                        Laurel, MD 20707                                         3,208,871                    5.49%

The International
Fixed Income
Portfolio               Montgomery County Public Schools
                        Employee's Pension & Retirement System
                        850 Hungerford Dr. Rm 154
                        Rockville, MD  20850                                     1,833,616                   24.50%

                        Adventist Health System Sunbelt
                        Healthcare Corp.- Core
                        111 N. Orlando Ave.
                        Winter Park, FL 32789                                    1,831,227                   24.47%

                        El Paso Firemen & Policemen's
                        Pension Fund Policemen's Division
                        8201 Lockheed Drive Ste. 229
                        El Paso, TX 79925                                        1,210,732                  16.18%

                        Comerica Bank Trustee
                        Oakwood Pension Plan
                        P.O. Box 75000 M/C #3446
                        Detriot, MI 48275                                          907,821                  12.13%

                        El Paso Firemen & Policemen's
                        Pension Fund Policemen's Division
                        8201 Lockheed Drive Ste. 229
                        El Paso, TX 79925                                          756,708                  10.11%

                        The Bank of New York ITF
                        Unisource Group Trust 12/29/97
                        One Wall Street 12th Fl.
                        New York, NY 10005                                         521,024                   6.96%


Portfolio               Name and Address of Account                           Share Amount          Percentage
The Small/Mid-
Cap Value Equity
Portfolio               The Lincoln National Life Insurance
                        Company
                        1300 South Clinton Street
                        Fort Wayne, IN 46802                                       352,941             99.99%

The Labor Select
International Equity
Portfolio               Maritime Association IRA
                        Pension Fund
                        11550 Fuqua St Ste 425
                        Houston, TX 77034                                        2,071,578             28.20%

                        Operating Engineers
                        LCL 101 Pension
                        301 E. Armour Blvd. Suite 203
                        Kansas City, MO 64111                                    1,104,287             15.03%

                        Carpenters 626 Pension Fund
                        P.O. Box 740
                        Davis Road and Oakwood Lane
                        Valley Forge, PA 19482                                     786,333             10.70%

                        Local 25 S.E.I.U. & Participating
                        Enployees Pension Trust
                        111 W. Jackson Blvd Ste 2102
                        Chicago, IL 60604                                          570,318              7.76%

                        Operating Engineers Pension Trust Fund
                        8401 Corporate Drive Suite 200
                        Landover, MD  20785                                        431,204              5.87%

                        Keystone District Council of Carpenters
                        Pension Fund
                        524 S. 22nd Street
                        Harrisburg, PA 17104                                       421,441              5.73%


Portfolio               Name and Address of Account                      Share Amount               Percentage
The Labor Select
International Equity
Portfolio               First of America Trust Company
                        Cust Plumbers and Steamfitters
                        Local 137 Pension Trust
                        International Portfolio
                        P.O. Box 4042
                        Kalamazoo, MI 49002                                   381,856                   5.19%

The Real Estate
Investment
Trust Portfolio         Charles Schwab & Co, Inc.
A Class                 Special Custody Account for the
                        Exclusive Benefit of  Custodians
                        Attn: Mutual Funds
                        101 Montgomery Street
                        San Francisco, CA 94104                                55,983                   6.10%
The High-Yield
Bond                    Portfolio The Bank of New York ITF
                        Unisource Group Trust 12/29/97
                        One Wall Street 12th Fl.
                        New York, NY 10005                                    612,542                  31.80%

                        Schwartz 1996 Charitable Remainder Unitrust
                        c/o TCS Group, L.L.C.
                        1200 Shermer Road Suite 212
                        Northbrook, IL 60062                                  348,252                  18.08%

                        Chicago Trust Co.
                        FBO Lincoln National Corp.
                        Employees Retirement Plan
                        c/o Marshall & Ilsley Trust Co.
                        P.O. Box 2977
                        Milwaukee, WI 53201                                   347,376                  18.03%

                        Melhorn & Co Shopmen's Iron
                        Workers Union #502 Pension Fund
                        C/O PNC Bank
                        1600 Market Street
                        Lower Level 2
                        Philadelphia, PA 19103                                179,842                   9.33%


Portfolio               Name and Address of Account                           Share Amount               Percentage
The High-Yield
Bond Portfolio          Mac & Co LCWF
                        Mutual Funds Operations
                        P.O. Box 3198
                        Pittsburgh PA 15320                                        159,244                    8.26%

                        Trust Seven Hundred Thirty
                        U/A/D 4/2/94
                        c/o TCS Group, L.L.C.
                        1200 Shermer Road Suite 212
                        Northbrook, IL 60062                                       125,153                    6.49%

                        Trust Four Hundred Thirty
                        U/A/D 4/2/94
                        c/o TCS Group, L.L.C.
                        1200 Shermer Road Suite 212
                        Northbrook, IL 60062                                       125,153                    6.49%

The Emerging
Markets
Portfolio               Congra Master Pension Trust
                        One Congra Drive
                        Omaha, NE 68102                                          1,675,977                   30.30%

                        Burlington Northern Santa Fe
                        Retirement Plan
                        1700 E. Golf Rd.
                        Schaumburg, IL  60173                                    1,024,092                   18.51%

                        Father Flanagan's Trust Fund
                        14100 Crawford St.
                        Boys Town, NE  68010                                       904,395                   16.35%

                        Mac & Co
                        Mutual Fund Operations
                        P.O. Box 3198
                        Pittsburgh, PA 15230                                       588,235                   10.63%

                        Chicago Trust Company
                        FBO Lincoln National Corp.
                        Employees Retirement Trust
                        1000 N. Water St. TR 4
                        Milwaukee, WI  53202                                       549,182                    9.93%


Portfolio               Name and Address of Account                           Share Amount               Percentage
The Global
Equity Portfolio        Lincoln National Life Insurance
                        Company
                        1300 S. Clinton Street
                        Fort Wayne, IN 46802                                      354,720                    99.99%

REIT Fund
B Class                 MLPF&S For the Sole
                        Benefit of its Customers
                        4800 Deer Lake Drive E 2nd Fl.
                        Jacksonville, FL 32246                                    250,643                    27.90%

REIT Fund
C Class                 MLPF&S For the Sole
                        Benefit of its Customers
                        4800 Deer Lake Drive E 2nd Fl.
                        Jacksonville, FL 32246                                     38,277                    23.61%

REIT Fund
Institutional
Class                   DMC Employee Profit Sharing Plan
                        Delaware Management Company
                        1818 Market Street
                        Philadelphia, PA 19103                                    123,044                    94.43%

The Real Estate
Investment Trust
Portfolio Class         The Lincoln National Life Insurance
                        Company
                        1300 S. Clinton Street
                        Fort Wayne, IN 46802                                    1,474,826                    43.88%

                        The Lincoln National Life Insurance
                        Company
                        1300 S. Clinton Street
                        Fort Wayne, IN 46802                                    1,260,377                    37.50%

                        American States Insurance Company
                        500 Meridan Street
                        Indianapolis, IN 46204                                    625,797                    18.61%


Portfolio               Name and Address of Account                           Share Amount               Percentage
The Real Estate
Investment
Trust Portfolio II      The Philadelphia Orchestra Association
                        1420 Locust Street Ste 400
                        Philadelphia, PA 19103                                    124,421                    30.72%

                        Lincoln National Life Insurance
                        Company
                        1300 S. Clinton Street
                        Fort Wayne, IN 46802                                      123,303                    30.45%

                        City of Groton
                        295 Merdian Street
                        Groton, CT 06340                                           71,785                    17.72%

                        Marian and Speros Martel
                        Foundation, Inc.
                        1001 Fannin Street
                        Houston, TX 77002                                          63,475                    16.67%

                        Family Health Council, Inc.
                        Money Purchase Pension Plan
                        2400 CNG Tower
                        Pittsburgh, PA 15222                                       21,904                     5.40%

The Aggregate
Fixed Income
Portfolio               Lincoln National Life Insurance
                        Company
                        1300 S. Clinton Street
                        Fort Wayne, IN 46802                                      235,294                    99.99%

The Diversified
Core Fixed Income
Portfolio               Lincoln National Life Insurance
                        Company
                        1300 S. Clinton Street
                        Fort Wayne, IN 46802                                      352,941                    99.99%


Delaware Group Foundation Funds

Portfolio                          Name and Address of Account                        Share Amount          Percentage
Income Portfolio A Class           RS DMTC MPP Plan                                        9,435               23.21%
                                   Shiawassee Community TCH CU MPPP
                                   Attn:  Retirement Plans
                                   1818 Market Street
                                   Philadelphia, PA  19103-3638

                                   DMTC C/F Profit Sharing Plan                            9,175               22.57%
                                   for Richard Scott
                                   FBO Richard Scott
                                   P.O. Box 80845
                                   College Station
                                   Fairbanks, AK  99708-0845

                                   DMTC C/F Pension Plan                                   8,028               19.74%
                                   for Richard Scott
                                   FBO Richard Scott
                                   P.O. Box 80845
                                   College Station
                                   Fairbanks, AK  99708-0845

                                   Ann M. Garber                                           5,816               14.30%
                                   92 Strasburg Pike
                                   Lancaster, PA  17602-1322

                                   RS DMTC 401(k) Plan                                     5,734               14.10%
                                   Waltz Brothers 401(k)
                                   Attn:  Retirement Plans
                                   1818 Market Street
                                   Philadelphia, PA  19103-3638

Income Portfolio B Class           NFSC FEBO # BQ7-019119                                  2,508               93.68%
                                   R. James Benninghoff
                                   5601 Coldwater Road
                                   Fort Wayne, IN  46825-5450

Income Portfolio C Class           H. Dale Zimmermann                                      2,247               93.00%
                                   Norma J. Zimmermann JTWROS
                                   775 Stone Hill Road
                                   Shoemakersville, PA  19555-9046


Portfolio                          Name and Address of Account                        Share Amount          Percentage
Income Portfolio                   Delaware Management Business TR-DIA                      5,925              99.99%
Institutional Class                Attn:  Joseph Hastings
                                   1818 Market Street, 16th Floor
                                   Philadelphia, PA  19103-3691

Balanced Portfolio A Class         RS DMTC MPP Plan                                         9,926              19.57%
                                   Shiawassee Community TCH CU MPPP
                                   Attn:  Retirement Plans
                                   1818 Market Street
                                   Philadelphia, PA  19103-3638

                                   DMTC C/F Profit Sharing Plan                             9,080              17.90%
                                   for Richard Scott
                                   FBO Richard Scott
                                   P.O. Box 80845
                                   College Station
                                   Fairbanks, AK  99708-0845

                                   DMTC C/F Pension Plan                                    7,945              15.66%
                                   for Richard Scott
                                   FBO Richard Scott
                                   P.O. Box 80845
                                   College Station
                                   Fairbanks, AK  99708-0845

                                   Glenn A. Shively and                                     5,364              10.57%
                                   Deborah Z. Shively JT WROS
                                   1401 Le Boutillier Road
                                   Malvern, PA  19355-8741

                                   Patricia A. McDaniel                                     5,077              10.01%
                                   7500 Hampton Blvd., Apt. C2
                                   Norfolk, VA  23505-1764

                                   Mary E. Siegrist                                         4,775               9.41%
                                   P.O. Box 288
                                   Intercourse, PA  17534-0288


Portfolio                          Name and Address of Account                        Share Amount          Percentage
Balanced Portfolio B Class         Sarah A. Anthony                                         9,349              24.64%
                                   RR 3 Box 137
                                   Kunkletown, PA  18058-9521

                                   Attn:  Mutual Funds                                      7,706              20.31%
                                   BHC Securities Inc.
                                   FAO 45021199 One Commerce Square 2005 market
                                   Street, Suite 1200 Philadelphia, PA
                                   19103-7042

                                   DMTC C/F The Rollover IRA                                5,440              14.34%
                                   of Dewey H. Moon
                                   2832 Fannie Thompson Road
                                   Monroe, GA  30656-3445

Balanced Portfolio B Class         DMTC Custodian for the IRA                               3,451               9.09%
                                   of Alfred R. Kroening
                                   304 E. Arlington St.
                                   Bangor, MI  49013-1444

                                   Lucille F. Goss                                          2,733               7.20%
                                   502 Elizabeth Drive, Apt. 313
                                   Lancaster, PA  17601-4406

                                   Patsy S. Charles                                         2,242               5.91%
                                   P.O. Box 3
                                   Willow Street, PA  17584-0003


Portfolio                          Name and Address of Account                        Share Amount          Percentage
Balanced Portfolio C Class         Diabetes Foundation of                                 14,472               19.53%
                                   Rhode Island, Inc.
                                   1007 Waterman Ave.
                                   East Providence, RI  02914

                                   Elaine J. Avery                                        10,983               14.82%
                                   1789 E. 91 St.
                                   Brooklyn, NY  11236-5405

                                   Rollie Culp and Deborah T. Culp JT WROS                 9,885               13.34%
                                   1143 Whitehall Rd.
                                   Williamstown, NJ  08094-7684

                                   DMTC C/F The Rollover IRA of                            7,968               10.75%
                                   Joan F. Sylvander
                                   1757 E. 26th St.
                                   Brooklyn, NY  11229-2405

                                   DMTC C/F The Rollover IRA of                            6,409                8.65%
                                   Catherine A. Horch
                                   133 Henry St., Apt. 8
                                   Brooklyn, NY  11201-2250

                                   DMTC C/F The Rollover IRA of                            5,512                7.44%
                                   Josephine Benfatti
                                   2017 Kimball St.
                                   Brooklyn, NY  11234-5021

                                   Paul K. Graybill & Grace H. Graybill                    4,947                6.67%
                                   Ten ENT
                                   4 Bomberger Road
                                   Lititz, PA  17543-9510

Balanced Portfolio                 Delaware Management Business TR-DIA                     5,905              100.00%
Institutional Class                Attn:  Joseph Hastings
                                   1818 Market Street, 16th Fl.
                                   Philadelphia, PA  19103-3691


Portfolio                          Name and Address of Account                        Share Amount          Percentage
Growth Portfolio A Class           RS DMTC 401(k) Plan                                    15,148               29.81%
                                   Angelheart Designs Inc.
                                   Attn:  Retirement Plans
                                   1818 Market Street
                                   Philadelphia, PA  19103-3638

                                   DMTC C/F Profit Sharing Plan                            8,908               17.53%
                                   for Richard Scott
                                   FBO Richard Scott
                                   P.O. Box 80845
                                   College Station
                                   Fairbanks, AK  99708-0845

                                   DMTC C/F Pension Plan                                   7,795               15.34%
                                   for Richard Scott
                                   FBO Richard Scott
                                   P.O. Box 80845
                                   College Station
                                   Fairbanks, AK  99708-0845

                                   RS DMTC 401(k) Plan                                     4,909                9.66%
                                   Waltz Brothers 401(k)
                                   Attn:  Retirement Plans
                                   1818 Market Street
                                   Philadelphia, PA  19103-3638

                                   DMTC C/F The 403(b)(7) Plan of                          2,737                5.38%
                                   D Rex Tyson
                                   8920 Palmtree Ln.
                                   Pembroke Pines, Fl  33024-4610


Portfolio                          Name and Address of Account                        Share Amount          Percentage
Growth Portfolio B Class           NSFC FEBO # BQ5-00540                                   8,721               10.77%
                                   Carolyn W. Shay
                                   9 North Marsh Rd.
                                   Savannah, GA  31410-1036

                                   Jonathan A. Carver and                                  7,716                9.53%
                                   Charles D. Carver, Sr. JT WROS
                                   151 Amberidge Dr. NW
                                   Cartersville, GA  30120

                                   DMTC Custodian for IRA of                               6,186                7.64%
                                   Charlotte K. Sebacher
                                   5 Meadow Way
                                   Sharpsburg, GA  30277-9767

                                   NSFC FEBO # BQ5-918326                                  5,155                6.36%
                                   NSFC/DMTC IRA Rollover
                                   FBO Jennifer R. Williams
                                   P.O. Box 30156
                                   Raleigh, NC  27622-0156

                                   DMTC C/F The Rollover IRA of                            5,017                6.19%
                                   Marlyn S. Dochenetz
                                   868 Wilton Ln. NW
                                   Lilburn, GA  30047-4865

                                   Charles D. Carver Cust                                  4,717                5.82%
                                   Cara T. Carver UTMA - GA
                                   151 Amberidge Dr. NW
                                   Cartersville, GA  30121-7388

                                   Charles D. Carver, Sr. Cust                             4,696                5.80%
                                   Charles D. Carver, Jr. UTMA - ga
                                   151 Amberidge Dr. NW
                                   Cartersville, GA  30121-7388


Portfolio                          Name and Address of Account                        Share Amount          Percentage
Growth Portfolio C Class           Richard K. Moreford                                     3,230               53.42%
                                   1109 Tall Pines CT
                                   Petoskey, MI  49770-3200

                                   NSFC FEBO # BQ5-022128                                  1,049               17.35%
                                   Judy A. Martinelli
                                   239 Clifton Ln.
                                   Peachtree City, GA  30269-4225

                                   RS DMTC 401(k) Plan                                       598                9.89%
                                   GENFED Federal Credit Union
                                   Attn:  Retirement Plans
                                   1818 Market Street
                                   Philadelphia, PA  19103-3638

                                   RS DMTC 401(k) Plan                                       493                7.27%
                                   Shore Line Construction Inc.
                                   Attn:  Retirement Plans
                                   1818 Market Street
                                   Philadelphia, PA  19103-3638

Growth Portfolio                   Delaware Management Business TR-DIA                     5,882               99.99%
                                   Attn:  Joseph Hastings
                                   1818 Market Street, 16th Fl.
                                   Philadelphia, PA  19103-3638

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers, (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, Delaware and Delaware International are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and directors of Pooled Trust, Inc. and Foundation Funds hold identical positions in each of the other funds in the Delaware Investments family. Directors or Trustees, as applicable, and principal officers of Pooled Trust, Inc. and Foundation Funds are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (61)
         Chairman and Director and/or Trustee of Pooled Trust, Inc. and Foundation Funds, 32 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.
         Chairman, President, Chief Executive Officer and Director of DMH Corp., Delaware Distributors, Inc.
                  and Founders Holdings, Inc.
         Chairman, President, Chief Executive Officer, Chief Investment Officer and Director/Trustee of
                  Delaware Management Company, Inc. and Delaware Management Business Trust
         Chairman, President, Chief Executive Officer and Chief Investment Officer of Delaware Management
                  Company (a series of Delaware Management Business Trust)
         Chairman, Chief Executive Officer and Chief Investment Officer of Delaware Investment Advisers
                  (a series of Delaware Management Business Trust)
         Chairman, Chief Executive Officer and Director of Delaware International Advisers Ltd., Delaware
                  International Holdings Ltd. and Delaware Management Holdings, Inc.
         President and Chief Executive Officer of Delvoy, Inc.
         Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc. and Retirement Financial Services, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

*Jeffrey J. Nick (45)
         President, Chief Executive Officer and Director and/or Trustee of the Pooled Trust, Inc. and Foundation
                  Funds and 32 other investment companies in the Delaware Investments family
         President and Director of Delaware Management Holdings, Inc.
         President, Chief Executive Officer and Director of Lincoln National Investment Companies, Inc.
         President of Lincoln Funds Corporation
         Director of Delaware International Advisers Ltd.
         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Richard G. Unruh, Jr. (58)
         Executive Vice President of Pooled Trust, Inc., Foundation Funds, 32 other investment companies in the
                  Delaware Investments family, Delaware Management Holdings, Inc., Delaware Management Company
                  (a series of Delaware Management Business Trust) and Delaware Capital Management, Inc.
         President of Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Executive Vice President and Director/Trustee of Delaware Management Company, Inc. and Delaware
                  Management Business Trust
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

----------------------
* Director/Trustee affiliated with the Portfolio's investment manager and considered an "interested person" as defined in the 1940 Act.


Paul E. Suckow (51)
         Executive Vice President/Chief Investment Officer, Fixed Income of Pooled Trust, Inc., Foundation Funds,
                  32 other investment companies in the Delaware Investments family, Delaware Management Company,
                  Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                  Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management
                  Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc.
         Executive Vice President of Delaware Capital Management, Inc. and Delaware Management Business
                  Trust
         Director of Founders CBO Corporation
         Director of HYPPCO Finance Company Ltd.
         Before returning to Delaware Investments in 1993, Mr. Suckow was Executive Vice President and
                  Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to
                  1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.
David K. Downes (58)
         Executive Vice President, Chief Operating Officer, Chief Financial Officer of Pooled Trust, Inc.,
                  Foundation Funds, 32 other investment companies in the Delaware Investments family, Delaware
                  Management Holdings, Inc., Founders CBO Corporation, Delaware Capital Management, Inc.,
                  Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                  Investment Advisers (a series of Delaware Management Business Trust) and Delaware
                  Distributors, L.P.
         Executive Vice President, Chief Financial Officer, Chief Administrative Officer and Trustee of
                  Delaware Management Business Trust
         Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director of
                  Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders
                  Holdings, Inc. and Delvoy, Inc.
         President, Chief Executive Officer, Chief Financial Officer and Director of Delaware Service
                  Company, Inc.
         President, Chief Operating Officer, Chief Financial Officer and Director of Delaware International
                  Holdings Ltd.
         Chairman,Chief Executive Officer and Director of Delaware Management Trust Company and Retirement
                  Financial Services, Inc.
         Director of Delaware International Advisers Ltd.
         Vice President of Lincoln Funds Corporation
         During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (70)
         Director and/or Trustee of Pooled Trust, Inc., Foundation Funds and 32 other investment companies in the Delaware Investments family
         460 North Gulph Road, King of Prussia, PA 19406 Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

John H. Durham (61)
         Director and/or Trustee of Pooled Trust, Inc., Foundation Funds and 17 other investment companies in the Delaware Investments family
         Partner, Complete Care Services
         120 Gibraltar Road, Horsham, PA 19044
         Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from
                  1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc.,
                  Delaware Management Company, Delaware Distributors, Inc. and Delaware Service Company, Inc.,
                  Mr. Durham served as a director and in various executive capacities at different times.

Anthony D. Knerr (59)
         Director and/or Trustee of Pooled Trust, Inc., Foundation Funds and 32 other investment companies in the Delaware Investments family
         500 Fifth Avenue, New York, NY  10110
         Founder and Managing Director, Anthony Knerr & Associates
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia
                  University, New York. From 1987 to 1989, he was also a lecturer in English at the University.
                  In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to
                  1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)
         Director and/or Trustee of Pooled Trust, Inc., Foundation Funds and 32 other investment companies in the Delaware Investments family
         785 Park Avenue, New York, NY  10021
         Treasurer, National Gallery of Art
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution,
                  Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)
         Director and/or Trustee of Pooled Trust, Inc., Foundation Funds and 32 other investment companies in the Delaware Investments family
         City Hall, Philadelphia, PA  19107
         Philadelphia City Councilman.

Thomas F. Madison (62)
         Director and/or Trustee of Pooled Trust, Inc., Foundation Funds and 32 other investment companies in the Delaware Investments family
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402
         President and Chief Executive Officer, MLM Partners, Inc.
         Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996.
         From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The
                  Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST
                  Communications--Markets.

Charles E. Peck (72)
         Director and/or Trustee of Pooled Trust, Inc., Foundation Funds and 32 other investment companies in the Delaware Investments family
         P.O. Box 1102, Columbia, MD  21044
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc.,
                  Columbia, MD.

George M. Chamberlain, Jr. (51)
         Senior Vice President, Secretary and General Counsel of Pooled Trust, Inc., Foundation Funds, 32
                  other investment companies in the Delaware Investments family, Delaware Distributors, L.P.,
                  Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                  Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management
                  Holdings, Inc.
         Senior Vice President, Secretary, General Counsel and Director/Trustee of DMH Corp., Delaware
                  Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                  Founders Holdings, Inc., Retirement Financial Services, Inc., Delaware Capital Management,
                  Inc., Delvoy, Inc. and Delaware Management Business Trust
         Executive Vice President, Secretary, General Counsel and Director of Delaware Management Trust
                  Company
         Senior Vice President and Director of Delaware International Holdings Ltd.
         Director of Delaware International Advisers Ltd.
         Secretary of Lincoln Funds Corporation
         Attorney.
         During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of Pooled Trust, Inc., Foundation Funds, 32 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller and Treasurer of Delaware Management Holdings, Inc.,
                  DMH Corp., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors,
                  Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Delaware
                  International Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust
         Chief Financial Officer/Treasurer of Retirement Financial Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management Trust Company
         Senior Vice President/Assistant Treasurer of Founders CBO Corporation
         Treasurer of Lincoln Funds Corporation
         During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

Michael P. Bishof (36)
         Senior Vice President/Treasurer of Pooled Trust, Inc., Foundation Funds, 32 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management Company, Inc., Delaware
                  Management Company (a series of Delaware Management Business Trust) and Delaware
                  Service Company, Inc.
         Senior Vice President and Treasurer/Manager of Investment Accounting of Delaware Distributors, L.P.
                  and Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Senior Vice President and Manager of Investment Accounting of Delaware International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation
         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for Bankers Trust, New
                  York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New
                  York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management
                  Corporation, New York, NY from 1987 to 1993.

George E. Deming (56)
         Vice President/Senior Portfolio Manager of The Large-Cap Value Equity Portfolio.
         Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                  Management Business Trust).
         Before joining Delaware Investments in 1978, Mr. Deming was responsible for portfolio management and institutional sales at White Weld & Co., Inc. He is a member of the Financial Analysts of
                  Philadelphia. During the past five years, Mr. Deming has served in various capacities at different times within the Delaware organization.

                                   -112-


Gerald S. Frey (52)
         Vice President/Senior Portfolio Manager of Pooled Trust, Inc., of nine other investment companies in the Delaware Investments family and of Delaware Management Company, Inc. and Delaware
                  Management Company (a series of Delaware Management Business Trust)
         Before joining Delaware Investments in 1996, Mr. Frey was a Senior Director with Morgan Grenfell
                  Capital Management, New York, NY from 1986 to 1995.

Gary A. Reed (43)
         Vice President/Senior Portfolio Manager of Pooled Trust, Inc., of 17 other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Investment
                  Advisers (a series of Delaware Management Business Trust), Delaware Management Company (a
                  series of Delaware Management Business Trust) and Delaware Capital Management, Inc.
         Vice President/Senior Portfolio Manager of Delaware Capital Management, Inc.
         During the past five years, Mr. Reed has served in such capacities within the Delaware organization.

Gerald T. Nichols (40)
         Vice President/Senior Portfolio Manager of Pooled Trust, Inc., of 17 other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Investment
                  Advisers (a series of Delaware Management Business Trust) and Delaware Management Company (a
                  series of Delaware Management Business Trust)
         Vice President of Founders Holdings, Inc.
         Treasurer/Assistant Secretary and Director of Founders CBO Corporation.
         During the past five years, Mr. Nichols has served in various capacities at different times within the
                  Delaware organization.

Paul A. Matlack (38)
         Vice President/Senior Portfolio Manager of Pooled Trust, Inc., of 17 other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Investment
                  Advisers (a series of Delaware Management Business Trust) and Delaware Management Company (a
                  series of Delaware Management Business Trust)
         Vice President of Founders Holdings, Inc.
         President and Director of Founders CBO Corporation.
         During the past five years, Mr. Matlack has served in various capacities at different times within the Delaware organization.
Babak Zenouzi (35)
         Vice President/Senior Portfolio Manager of Pooled Trust, Inc., of eleven other investment companies in the Delaware Investments family, Delaware Management Company, Inc. and Delaware
                  Management Company (a series of Delaware Management Business Trust)
         Vice President/Assistant Portfolio Manager of Delaware Investment Advisers.
         Before joining Delaware Investments in 1992, Mr. Zenouzi held positions of Assistant Vice President,
                  Senior Financial Analyst and Portfolio Accountant for The Boston Company, Boston, MA
                  from 1986 to 1991.

                                  -113-


Roger A. Early (44)
         Vice President/Senior Portfolio Manager of Pooled Trust, Inc. and 17 other investment companies in the Delaware Investments family, Delaware Management Company, Inc.,
                  Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware
                  Management Company (a series of Delaware Management Business Trust)
         Before joining Delaware Investments, Mr. Early was a portfolio manager for Federated Investment
                  Counseling's fixed-income group, with over $1 billion in assets.


Frank X. Morris (37)
      Vice President/Portfolio Manager of Pooled Trust, Inc.
      Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                  Management Business Trust)
      Before joining Delaware Investments in 1997, he served as vice president and director of equity research at PNC Asset Management. Mr. Morris is president of the Financial Analysis Society of
                  Philadelphia and is a member of the Association of Investment Management and Research and the
                  National Association of Petroleum Investment Analysts.

James F. Stanley (31)
      Vice President/Portfolio Manager of Pooled Trust, Inc.
      Vice President of Delaware Investment Advisers (a series of Delaware Management Business Trust)
      Before joining Delaware Investments in 1997, Mr. Stanley served as a senior managing equity analyst covering the chemical, building products, and housing industries at Dreyfus Corporation.

J. Paul Dokas (38)
      Vice President/Portfolio Manager of Pooled Trust, Inc. and Foundation Funds
      Vice President/DIA Equity of Delaware Investment Advisers (a series of Delaware Management Business
                   Trust)
      Before joining Delaware Investments in 1997, he was a Director of Trust
                   Investments for Bell Atlantic Corporation in Philadelphia.


George H. Burwell (36)
      Vice President/Senior Portfolio Manager of Pooled Trust, Inc., nine other investment companies in
                   Delaware Investments, Delaware Management Company, Inc. and Delaware Management
                   Company (a series of Delaware Management Business Trust)
      Before joining Delaware Investments in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank,
                   New Jersey. In addition, he was a security analyst for Balis & Zorn, New York and for First
                   Fidelity Bank, New Jersey.

                                  -114-

      With respect to Pooled Trust, Inc., the following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Pooled Trust, Inc. and the total compensation received from all Delaware Investments funds for the fiscal year ended October 31, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of October 31, 1997. Only the independent directors of Pooled Trust, Inc. receive compensation from the Fund.

                                                 Pension or                                             Total
                                                 Retirement                  Estimated              Compensation
                             Aggregate            Benefits                    Annual                  from  33
                           Compensation            Accrued                   Benefits                Delaware
                            from Pooled          as Part of                    Upon                  Investment
Name                        Trust, Inc.          Fund Expenses             Retirement(1)            Companies(2)
W. Thacher Longstreth         $3,384                None                     $38,000                   $58,618
Ann R. Leven                  $3,738                None                     $38,000                   $63,743
Walter P. Babich              $3,669                None                     $38,000                   $62,743
Anthony D. Knerr              $3,669                None                     $38,000                   $62,743
Charles E. Peck               $3,286                None                     $38,000                   $55,432
Thomas F. Madison(3)          $1,680                None                     $38,000                   $30,913
John H. Durham(4)                N/A                None                         N/A                       N/A

        With respect to Foundation Funds, the following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation expected to be received from Foundation Funds during its fiscal year and the total compensation expected to be received from all funds in the Delaware Investments family during the Trust's fiscal year and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of September 30, 1998. Only the independent directors of Foundation Funds receive compensation from the Trust.


                                                                               Pension or               Total
                                     Aggregate             Retirement           Estimated            Compensation
                                   Compensation             Benefits             Annual                from
                                  expected to be             Accrued            Benefits              Delaware
                                  received from              as Part              Upon               Investment
                                     the Trust            of the Trust        Retirement(1)         Companies(2)
Name
W. Thacher Longstreth                  (3)                    None              $38,500               $63,447
Ann R. Leven                           (3)                    None              $38,500               $69,609
Walter P. Babich                       (3)                    None              $38,500               $68,447
Anthony D. Knerr                       (3)                    None              $38,500               $68,447
Charles E. Peck                        (3)                    None              $38,500               $63,447
Thomas F. Madison(4)                   (3)                    None              $38,500               $65,115
John H. Durham(5)                      (3)                    None              $31,000               $24,189

(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of the periods noted above for Pooled Trust, Inc. and Foundation Funds, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.


(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,000 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,757.50 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, and Anthony D. Knerr serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

(3) The payments to the independent directors of Foundation Funds are expected to be de minimis for the fiscal year ended September 30, 1998.

(4)      Thomas F. Madison joined the Board of Directors/Trustees on April 30,
         1997.

(5) John H. Durham joined the Board of Directors/Trustees of Pooled Trust, Inc. and Foundation Funds and 17 other investment companies in Delaware Investments on April 16, 1998.

EXCHANGE PRIVILEGE

The Real Estate Investment Trust Portfolio
(Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares)
         The exchange privileges available for shareholders of the Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of The Real Estate Investment Trust Portfolio and for shareholders of the classes of the other funds in the Delaware Investments family are set forth in the relevant prospectuses for such classes. The following supplements that information. The Portfolio may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting such an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Investments family. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund or series and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Investments family on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Investments family. This service is automatically provided unless the Portfolio receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Class, their Client Services Representative at 800-828-5052 to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Portfolio reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Portfolio's Prospectuses, neither the Portfolio nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Portfolio will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Portfolio reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Portfolio within two weeks of an earlier exchange request out of the Portfolio, or (ii) makes more than two exchanges out of the Portfolio per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Portfolio's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve,
(7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. The Portfolio reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         The Portfolio also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Portfolio receives or anticipates simultaneous orders affecting significant portions of the Portfolio's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Portfolio and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                      * * *

         Following is a summary of the investment objectives of the other Delaware Investments funds:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.

         U.S. Government Fund seeks high current income by investing primarily in long-term U.S. government debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family. Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         Delaware Group Premium Fund, Inc. offers 16 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing in small cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.

         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         Delaware furnishes investment management services to The Large-Cap Value Equity, The Aggressive Growth, The Intermediate Fixed Income, The Aggregate Fixed Income, The Limited-Term Maturity, The Small/Mid-Cap Value Equity, The Real Estate Investment Trust, The High-Yield Bond, The Diversified Core Fixed Income, The Asset Allocation, The Small-Cap Growth Equity and The Growth and Income Portfolios. Delaware International furnishes similar services to The International Equity, The International Mid-Cap Sub, The Labor Select International Equity, The Global Fixed Income, The International Fixed Income, The Emerging Markets and The Global Equity Portfolios and also serves as sub-adviser to The Diversified Core Fixed Income Portfolio. Delaware and Delaware International also provide investment management services to certain of the other funds in the Delaware Investments family. While investment decisions of the Portfolios are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Portfolios.

         Delaware or Delaware International also manages the investment options for Delaware Medallion (SM) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the Delaware Investments funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware, Delaware International or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each Portfolio and for the other mutual funds in the Delaware Investments family. As previously described, prior to January 3, 1995, DDI served as the national distributor for the Portfolios' shares.

         The Transfer Agent, an affiliate of Delaware and Delaware International, acts as shareholder servicing, dividend disbursing and transfer agent for the Portfolios and for the other mutual funds in the Delaware Investments family. The Transfer Agent's compensation for providing services to the Portfolios of Pooled Trust, Inc. (other than The Real Estate Investment Trust Portfolio effective October 14, 1997) is $25,000 annually. The Transfer Agent will bill, and Pooled Trust, Inc. (in the case of The International Mid-Cap Sub Portfolio, Delaware International) will pay, such compensation monthly allocated among the current Portfolios (other than The Real Estate Investment Trust Portfolio) based on the relative percentage of assets of each Portfolio at the time of billing and adjusted appropriately to reflect the length of time a particular Portfolio is in operation during any billing period. The Transfer Agent is paid a fee by The Real Estate Investment Trust Portfolio for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. The Transfer Agent is paid a fee by The Asset Allocation Portfolio for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors/Trustees, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to the Portfolios. Those services include performing all functions related to calculating each Portfolio's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Portfolios, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

Custody Arrangements
          The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 serves as custodian for each Portfolio. As custodian, Chase maintains a separate account or accounts for a Portfolio; receives, holds and releases portfolio securities on account of a Portfolio; receives and disburses money on behalf of a Portfolio; and collects and receives income and other payments and distributions on account of a Portfolio's portfolio securities.

         With respect to foreign securities, Chase makes arrangements with subcustodians who were approved by the directors/trustees of Pooled Trust, Inc. or, as applicable, Foundation Funds in accordance with Rule 17f-5 of the 1940 Act. In the selection of foreign subcustodians, the directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Portfolios, and the reputation of the institutions in the particular country or region.

Capitalization
         Pooled Trust, Inc. has a present authorized capitalization of two billion shares of capital stock with a $.01 par value per share. The Board of Directors has allocated fifty million shares to each Portfolio.


         Foundation Funds currently consists four portfolios of shares. Foundation Funds has an unlimited authorized number of shares of beneficial interest with no par value allocated to each portfolio.


         While all shares have equal voting rights on matters affecting Pooled Trust, Inc. or Foundation Funds, as applicable, each Portfolio would vote separately on any matter which affects only that Portfolio, such as any change in its own investment objective and policy or action to dissolve a Portfolio and as otherwise prescribed by the 1940 Act. Shares of each Portfolio have a priority in that Portfolios' assets, and in gains on and income from the portfolio of that Portfolio. Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Effective December 24, 1997, the name of The Defensive Equity Small/Mid-Cap Portfolio was changed to The Small/Mid-Cap Value Equity Portfolio, the name of The Fixed Income Portfolio was changed to The Intermediate Fixed Income Portfolio and the name of The Defensive Equity Portfolio was changed to The Large-Cap Value Equity Portfolio.

Noncumulative Voting
         Portfolio shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Pooled Trust, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Statement of Additional Information does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

      Ernst & Young LLP serves as independent auditors for Delaware Pooled Trust, Inc. ("Pooled Trust, Inc.") and, in its capacity as such, audits the financial statements contained in Pooled Trust, Inc.'s Annual Reports. The Real Estate Investment Trust, The Large-Cap Value Equity (formerly known as The Defensive Equity), The Aggressive Growth, The International Equity, The Global Fixed Income, The Labor Select International Equity, The Intermediate Fixed Income (formerly known as The Fixed Income ), The High-Yield Bond, The Emerging Markets, The Global Equity and The International Fixed Income Portfolios' Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, and The Limited-Term Maturity Portfolio's Statement of Assets and Liabilities and Notes to Financial Statements as well as the reports of Ernst & Young LLP for the fiscal year ended October 31, 1997 are included in Pooled Trust, Inc.'s Annual Reports to shareholders. The financial statements, financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Statement of Additional Information.

      Ernst & Young LLP serves as the independent auditors for Delaware Group Foundation Funds and, in its capacity as such, will audit the annual financial statements of The Asset Allocation Portfolio.

      Unaudited financial statements and the notes relating thereto for each Portfolio other than The International Mid-Cap Sub Portfolio, The Asset Allocation Portfolio, The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio are incorporated by reference from the Semi-Annual Reports into this Statement of Additional Information.

                                     PART C

                                Other Information

Item 24. Financial Statements and Exhibits

         (a)    Financial Statements:

                Part A   -   Financial Highlights

              * Part B   -   Statements of Net Assets
                             Statements of Assets and Liabilities
                             Statements of Operations
                             Statements of Changes in Net Assets
                             Notes to Financial Statements
                             Accountant's Report

              * The financial statements and Accountant's Report listed above are incorporated into Part B by reference from the Registrant's Annual Reports for the fiscal year ended
                 October 31, 1997. The unaudited financial statements are incorporated into Part B by reference from the Registrant's SemiAnnual Reports for the period ended ended April 30, 1998.

         (b)    Exhibits:

                (1)   Articles of Incorporation.

                      (a) Articles of Incorporation, as amended and supplemented through November 28, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995 and Post-Effective Amendment No. 9 filed November 24, 1995.

                      (b) Executed Articles Supplementary (January 14, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed January 16, 1997.

                      (c) Articles Supplementary (April 14, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed May 23, 1997.

                      (d) Articles Supplementary (October 9, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                      (e) Articles of Amendment to Articles of Incorporation (October 9, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                      (f) Form of Articles Supplementary (1997) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

                      (g) Form of Articles of Amendment (1997) to Articles of Incorporation incorporated into this filing by reference to Post-Effective Amendment No. 22 filed December 23, 1997.

Part C - Other Information
(continued)



                      (h) Form of Articles of Supplementary (1998) to Articles of Incorporation to be filed by Amendment.

                (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

                (3)   Voting Trust Agreement. Inapplicable.

                (4)   Copies of All Instruments Defining the Rights of Holders.

                      (a)   Articles of Incorporation and Articles
                            Supplementary.

                            (1) Articles Fifth and Ninth of the Articles of Incorporation (May 29, 1991), Article Fifth of Articles of Amendment (October 10, 1991), Article Second of Articles Supplementary (September 21, 1992), Article Second of Articles Supplementary (August 3, 1993), Article Second of Articles Supplementary (October 12, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

                            (2) Article Fourth of Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 9 filed November 24, 1995.

                            (3) Article Second of Articles Supplementary (April 14, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed May 23, 1997.

                            (4) Article Fourth of Articles Supplementary (October 9, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                            (5) Article Fourth of Articles of Amendment (October 9, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                            (6) Article Third of Articles Supplementary (1997) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

                            (7) Articles Supplementary (1998) to be filed by Amendment.

                      (b) By-Laws. Articles II, III and XIV of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

Part C - Other Information
(continued)


                (5)   Investment Management Agreements.

                      (a)(1) Executed Investment Management Agreements between Delaware Management Company, Inc. and the Registrant on behalf of The Defensive Equity (to be renamed The Large-Cap Value Equity), The Aggressive Growth, The Fixed Income (to be renamed The Intermediate Fixed Income) and The Limited-Term Maturity Portfolios (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

                      (a)(2) Executed Investment Management Agreements between Delaware International Advisers Ltd. and the Registrant on behalf of The International Equity, The Global Fixed Income and The International Fixed Income Portfolios (April 3,
                                1995) incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

                      (a)(3) Executed Investment Management Agreements between Delaware Management Company, Inc. and the Registrant on behalf of The Defensive Equity Small/Mid-Cap (to be renamed Small/Mid-Cap Value Equity), The High-Yield Bond and The Real Estate Investment Trust Portfolios (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed February 23, 1996.

                      (a)(4) Executed Investment Management Agreement between Delaware International Advisers Ltd. and the Registrant on behalf of The Labor Select International Equity Portfolio (November 29,
                                1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed February 23, 1996.

                      (a)(5) Executed Investment Management Agreement (April 14, 1997) between Delaware International Advisers Ltd. and the Registrant on behalf of The Emerging Markets Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 17 filed August 1, 1997.

                      (a)(6) Form of Investment Management Agreement (1997) between Delaware International Advisers Ltd. and the Registrant on behalf of The Global Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                      (a)(7) Form of Investment Management Agreement (1997) between Delaware Management Company, Inc. and the Registrant on behalf of The Real Estate Investment Trust Portfolio II incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                      (a)(8) Form of Investment Management Agreement (1997) between Delaware Management Company, Inc. and the Registrant on behalf of The Aggregate Fixed Income Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

                      (a)(9) Form of Investment Management Agreement (1997) between Delaware Management Company, Inc. and the Registrant on behalf of The Diversified

Part C - Other Information
(continued)

                                Core Fixed Income Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

                      (a)(10) Form of Investment Management Agreement (1998) between Delaware Management Company and the Registrant on behalf of The Small-Cap Growth Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                      (a)(11) Form of Investment Management Agreement (1998) between Delaware Management Company and the Registrant on behalf of The Growth and Income Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                      (b)(1)    Executed Sub-Advisory Agreement (November 29,
                                1995) between Delaware Management Company, Inc. and Lincoln Investment Management, Inc. on behalf of the Registrant for The Real Estate Investment Trust Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 10 filed February 23, 1996.

                      (b)(2) Form of Sub-Advisory Agreement (1997) between Delaware International Advisers Ltd. and Delaware Management Company, Inc. on behalf of The Global Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                      (b)(3) Form of Sub-Advisory Agreement (1997) between Delaware Management Company, Inc. and Lincoln Investment Management, Inc. on behalf of The Real Estate Investment Trust Portfolio II incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                      (b)(4) Form of Sub-Advisory Agreement (1997) between Delaware Management Company, Inc. and Delaware International Advisers Ltd. on behalf of The Diversified Core Fixed Income Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 21, 1997.

                (6)   (a) Distribution Agreements.

                                 (i)     Form of Distribution Agreements (April
                                         1995) between Delaware Distributors,
                                         L.P. and the Registrant on behalf of
                                         The Defensive Equity (to be renamed The
                                         Large-Cap Value Equity), The Aggressive
                                         Growth, The International Equity, The
                                         Global Fixed Income, The Fixed Income
                                         (to be renamed The Intermediate Fixed
                                         Income), The Limited-Term Maturity and
                                         The International Fixed Income
                                         Portfolios incorporated into this
                                         filing by reference to Post-Effective
                                         Amendment No. 9 filed October 24, 1995.

                                 (ii)    Form of Distribution Agreements
                                         (November 1995) between Delaware
                                         Distributors, L.P. and the Registrant
                                         on behalf of The Defensive Equity
                                         Small/Mid-Cap (to be renamed
                                         Small/Mid-Cap Value Equity), The
                                         High-Yield Bond, The Labor Select
                                         International Equity and The Real
                                         Estate Investment Trust Portfolios
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 9 filed October 24, 1995.

Part C - Other Information
(continued)


                                 (iii) Executed Distribution Agreement (April 14, 1997) between Delaware
                                         Distributors, L.P. and the Registrant
                                         on behalf of The Emerging Markets
                                         Portfolio incorporated into this filing
                                         by reference to Post-Effective
                                         Amendment No. 17 filed August 1, 1997.

                                 (iv) Form of Distribution Agreement (1997) between Delaware Distributors, L.P. and the Registrant on behalf of The Global Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                                 (v) Form of Distribution Agreement (1997) between Delaware Distributors, L.P. and the Registrant on behalf of The Real Estate Investment Trust Portfolio II incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                                 (vi)    Form of Amended and Restated
                                         Distribution Agreement (1997) for The
                                         Real Estate Investment Trust Portfolio
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 20 filed October 24, 1997.

                                 (vii) Form of Distribution Agreement (1997) between Delaware Distributors, L.P. and the Registrant on behalf of The Aggregate Fixed Income Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

                                 (viii) Form of Distribution Agreement (1997) between Delaware Distributors, L.P. and the Registrant on behalf of The Diversified Core Fixed Income Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

                                 (ix) Form of Distribution Agreement (1998) between Delaware Distributors, L.P. and the Registrant on behalf of The Small-Cap Growth Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                                 (x) Form of Distribution Agreement (1998) between Delaware Distributors, L.P. and the Registrant on behalf of The Growth and Income Portfolio incorporated into this filing by reference to
                                         Post-Effective Amendment No. 22 filed
                                         June 17, 1998.

                          (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed August 1, 1997.

                          (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed August 1, 1997.

                          (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed August
                                 1, 1997.

Part C - Other Information
(continued)

                   (7)    Bonus, Profit Sharing, Pension Contracts.

                          (a) Amended and Restated Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

                          (b)    Amendment to Profit Sharing Plan (December 21,
                                 1995) incorporated into this filing by
                                 reference to Post-Effective Amendment No. 10 filed February 23, 1996.

                   (8)    Custodian Agreements.

                          (a) Executed Custodian Agreement (1996) between the Registrant and The Chase Manhattan Bank on behalf of The Global Fixed Income, The International Equity, The Labor Select International Equity, The Real Estate Investment Trust, The High-Yield Bond and The International Fixed Income Portfolios incorporated into this filing by reference to Post-Effective Amendment No. 12 filed August 23, 1996.

                          (b) Form of Securities Lending Agreement (1996) between the Registrant and The Chase Manhattan Bank on behalf of The Global Fixed Income, The International Equity, The Labor Select International Equity, The Real Estate Investment Trust, The High-Yield Bond and The International Fixed Income Portfolios incorporated into this filing by reference to Post-Effective Amendment No. 12 filed August 23, 1996.

                          (c) Form of Securities Lending Agreement (1997) between the Registrant and The Chase Manhattan Bank on behalf of The Emerging Markets Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 14 filed January 16, 1997.

                          (d) Form of Securities Lending Agreement (1997) between Registrant and The Chase Manhattan Bank on behalf of The Aggregate Fixed Income Portfolio and The Diversified Core Fixed Income Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                          (e) Amendment to Custodian Agreement (1997) between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

Part C - Other Information
(continued)


                          (f) Letter (April 14, 1997) to add The Emerging Markets Portfolio to the Custodian Agreement between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                          (g) Letter (October 14, 1997) to add The Global Equity Portfolio and The Real Estate Investment Trust Portfolio II to the Custodian Agreement between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                          (h) Letter (December 24, 1997) to add The Aggregate Fixed Income Portfolio and The Diversified Core Fixed Income Portfolio to the Custodian Agreement between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                          (i) Form of letter to add The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio to the Custodian Agreement between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                          (j) Form of letter to add The Large-Cap Value Equity Portfolio, The Aggressive Growth Portfolio, The Intermediate Fixed Income Portfolio, The Limited-Term Maturity Portfolio and The Small/Mid-Cap Value Equity Portfolio to the Custodian Agreement between the Registrant and The Chase Manhattan Bank to be filed by Amendment.

                   (9)    Other Material Contracts.

                          (a)    Executed Fourth Amended and Restated
                                 Shareholders Services Agreement (April 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 17 filed August 1, 1997.

                          (b) Form of Fifth Amended and Restated Shareholders Services Agreement (October 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                          (c) Form of Sixth Amended and Restated Shareholders Services Agreement (1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

Part C - Other Information
(continued)

                          (d)    Form of Seventh Amended and Restated
                                 Shareholder Services Agreement (1998) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                          (e)    Executed Delaware Group of Funds Fund
                                 Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 16 filed May 23, 1997.

                                 (iii)   Form of Amendment No. 10 to Delaware
                                         Group of Funds Fund Accounting
                                         Agreement incorporated into this filing
                                         by reference to Post-Effective
                                         Amendment No. 22 filed June 17, 1998.

                   (10) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                   (11)    Consent of Auditors. Attached as Exhibit.

                   (12)    Inapplicable.

                   (13) Undertaking of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed August 16, 1991.

                   (14)    Inapplicable.

                   (15)    Plan Under Rule 12b-1.

                          (a) Form of 12b-1 Plan for REIT Fund Class A incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

                          (b) Form of 12b-1 Plan for REIT Fund Class B incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

                          (c) Form of 12b-1 Plan for REIT Fund Class C incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

Part C - Other Information
(continued)


                   (16)   Schedules of Computation for each Performance
                          Quotation.

                          (a) Incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995, Post-Effective Amendment No. 11 filed May 24, 1996, Post-Effective Amendment No. 12 filed August 23, 1996, Post-Effective Amendment No. 13 filed January 15, 1997, Post-Effective Amendment No. 16 filed May 23, 1997, Post-Effective Amendment No. 19 filed October 10, 1997 and Post-Effective Amendment No. 21 filed December 23, 1997.

                   (17)   Financial Data Schedules.

                          (a) Financial Data Schedules for the fiscal year ended October 31, 1997 incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

                          (b) Financial Data Schedules for the period ended April 30, 1998 attached as Exhibit.

                   (18)   Plan under Rule 18f-3.

                          (a) Form of Rule 18f-3 Plan incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                          (b) Amended Appendix A to Rule 18f-3 Plan incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

                   (19)   Other: Directors' Power of Attorney.

                          (a) Incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

                          (b) Director's Power of Attorney for John H. Durham incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

Item 25. Persons Controlled by or under Common Control with Registrant. None.

Part C - Other Information
(continued)

Item 26.   Number of Holders of Securities.

                   (1)                                          (2)

                                                           Number of
           Title of Class                                  Record Holders
           --------------                                  --------------

           The Large-Cap Value Equity Portfolio:
           Common Stock Par Value                          41 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Aggressive Growth Portfolio:
           Common Stock Par Value                          12 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The International Equity Portfolio:
           Common Stock Par Value                          141 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Global Fixed Income Portfolio:
           Common Stock Par Value                          84 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Intermediate Fixed Income Portfolio:
           Common Stock Par Value                          17 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Limited-Term
           Maturity Portfolio:
           Common Stock Par Value                          3 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The International Fixed
           Income Portfolio:
           Common Stock Par Value                          11 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Small/Mid-Cap
           Value Equity Portfolio:
           Common Stock Par Value                          2 Accounts as of
           $.01 Per Share                                  July 31, 1998

Part C - Other Information
(continued)

                 (1)                                             (2)

                                                           Number of
           Title of Class                                  Record Holders
           --------------                                  --------------

           The High-Yield Bond Portfolio:
           Common Stock Par Value                          11 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Labor Select International
           Equity Portfolio:
           Common Stock Par Value                          21 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Emerging Markets Portfolio:
           Common Stock Par Value                          19 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Global Equity Portfolio:
           Common Stock Par Value                          2 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Real Estate Investment
           Trust Portfolio class:
           Common Stock Par Value                          5 Accounts as of
           $.01 Per Share                                  July 31, 1998

           REIT Fund A Class:
           Common Stock Par Value                          1,217 Accounts as of
           $.01 Per Share                                  July 31, 1998

           REIT Fund B Class:
           Common Stock Par Value                          841 accounts as of
           $.01 Per Share                                  July 31, 1998

           REIT Fund C Class:
           Common Stock Par Value                          223 Accounts as of
           $.01 Per Share                                  July 31, 1998

           REIT Fund Institutional Class:
           Common Stock Par Value                          6 Accounts as of
           $.01 Per Share                                  July 31, 1998

Part C - Other Information
(continued)

                 (1)                                            (2)

                                                           Number of
           Title of Class                                  Record Holders
           --------------                                  --------------

           The Real Estate Investment Trust Portfolio II:
           Common Stock Par Value                          6 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Aggregate Fixed Income Portfolio:
           Common Stock Par Value                          2 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Diversified Core Fixed Income Portfolio
           Common Stock Par Value                          2 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The International Mid-Cap Sub Portfolio
           Common Stock Par Value                          0 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Small-Cap Growth Equity Portfolio
           Common Stock Par Value                          0 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Growth and Income Portfolio
           Common Stock Par Value                          0 Accounts as of
           $.01 Per Share                                  July 31, 1998

           The Asset Allocation Portfolio
           Common Stock par Value                          0 Accounts as of
           $.01 Per Share                                  May 31, 1998

Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed May 31, 1991.

Part C - Other Information
(continued)

Item 28. Business and Other Connections of Investment Adviser.

    (a) Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

    The following persons serving as officers of the Manager have held the following positions during the past two years:

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Wayne A. Stork                Chairman of the Board, President, Chief Executive
                              Officer, Chief Investment Officer and
                              Director/Trustee of Delaware Management Company,
                              Inc. and Delaware Management Business Trust;
                              Chairman of the Board, President, Chief Executive
                              Officer, Chief Investment Officer of Delaware
                              Management Company (a series of Delaware
                              Management Business Trust); Chairman of the Board,
                              President, Chief Executive Officer and Director of
                              DMH Corp., Delaware Distributors, Inc. and
                              Founders Holdings, Inc.; Chairman, Chief Executive
                              Officer and Chief Investment Officer of Delaware
                              Investment Advisers (a series of Delaware
                              Management Business Trust); Chairman, Chief
                              Executive Officer and Director of Delaware
                              International Holdings Ltd. and Delaware
                              International Advisers Ltd.; Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Investments family, Delaware
                              Management Holdings, Inc., and Delaware Capital
                              Management, Inc.; Chairman of Delaware
                              Distributors, L.P.; President and Chief Executive
                              Officer of Delvoy, Inc.; and Director and/or
                              Trustee of Delaware Service Company, Inc. and
                              Retirement Financial Services, Inc.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)


Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Richard G. Unruh, Jr.         Executive Vice President of the Registrant, each
                              of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc.,
                              Delaware Capital Management, Inc. and Delaware
                              Management Company (a series of Delaware
                              Management Business Trust); Executive Vice
                              President and Director/Trustee of Delaware
                              Management Company, Inc. and Delaware Management
                              Business Trust; President of Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust); and Director of Delaware International
                              Advisers Ltd.

                              Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow                Executive Vice President/Chief Investment Officer,
                              Fixed Income of Delaware Management Company, Inc.,
                              Delaware Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant, each of the other funds in the Delaware Investments family and Delaware
                              Management Holdings, Inc.; Executive Vice
                              President and Director of Founders Holdings, Inc.;
                              Executive Vice President of Delaware Capital
                              Management, Inc. and Delaware Management Business
                              Trust; and Director of Founders CBO Corporation

                              Director, HYPPCO Finance Company Ltd.

David K. Downes               Executive Vice President, Chief Operating Officer,
                              Chief Financial Officer and Director of Delaware
                              Management Company, Inc., DMH Corp, Delaware
                              Distributors, Inc., Founders Holdings, Inc. and
                              Delvoy, Inc.; Executive Vice President, Chief
                              Financial Officer, Chief Administrative Officer and Trustee of Delaware Management Business Trust;
                              Executive Vice President, Chief Operating Officer and Chief Financial Officer of the Registrant and each of the other funds in the Delaware
                              Investments family, Delaware Management Holdings,
                              Inc., Founders CBO Corporation, Delaware Capital
                              Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                              Delaware Investment Advisers (a series of Delaware
                              Management Business Trust) and Delaware
                              Distributors, L.P.; President, Chief Executive
                              Officer, Chief Financial Officer and Director of
                              Delaware Service Company, Inc.; President, Chief
                              Operating Officer, Chief Financial Officer and
                              Director of Delaware International Holdings Ltd.;
                              Chairman, Chief Executive Officer and Director of
                              Retirement Financial Services, Inc.; Chairman and
                              Director of Delaware Management Trust Company;
                              Director of Delaware International Advisers Ltd.;
                              and Vice President of Lincoln Funds Corporation

                              Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

George M.                     Senior Vice President, General Counsel, Secretary
Chamberlain, Jr.              and Director/Trustee of Delaware Management
                              Company, Inc., DMH Corp., Delaware Distributors,
                              Inc., Delaware Service Company, Inc., Founders
                              Holdings, Inc., Delaware Capital Management, Inc.,
                              Retirement Financial Services, Inc., Delvoy, Inc.
                              and Delaware Management Business Trust; Senior
                              Vice President, Secretary and General Counsel of the Registrant, each of the other funds in the Delaware Investments family, Delaware
                              Distributors, L.P., Delaware Management Company (a series of Delaware Management Business Trust),
                              Delaware Investment Advisers (a series of Delaware
                              Management Business Trust) and Delaware Management
                              Holdings, Inc.; Senior Vice President and Director of Delaware International Holdings Ltd.; Executive
                              Vice President, Secretary, General Counsel and
                              Director of Delaware Management Trust Company;
                              Director of Delaware International Advisers Ltd.;
                              Secretary of Lincoln Funds Corporation

Richard J. Flannery           Senior Vice President/Corporate and International
                              Affairs of the Registrant, each of the other funds in the Delaware Investments family, Delaware
                              Management Holdings, Inc., DMH Corp., Delaware
                              Management Company, Inc., Delaware Distributors,
                              Inc., Delaware Distributors, L.P., Delaware
                              Management Trust Company, Delaware Capital
                              Management, Inc., Delaware Service Company, Inc.,
                              Delaware Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust) and Retirement Financial Services, Inc.;
                              Executive Vice President/Corporate & International
                              Affairs and Director of Delaware International
                              Holdings Ltd.; Senior Vice President/ Corporate and International Affairs and Director of Founders
                              Holdings, Inc. and Delvoy, Inc.; Senior Vice
                              President of Founders CBO Corporation; and
                              Director of Delaware International Advisers Ltd.

                              Director, HYPPCO Finance Company Ltd.

                              Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof             Senior Vice President and Treasurer of the
                              Registrant, each of the other funds in the Delaware Investments family and Founders Holdings,
                              Inc.; Senior Vice President/Investment Accounting of Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust) and Delaware Service
                              Company, Inc.; Senior Vice President and
                              Treasurer/Manager, Investment Accounting of
                              Delaware Distributors, L.P. and Delaware
                              Investment Advisers (a series of Delaware
                              Management Business Trust); Senior Vice President and Assistant Treasurer of Founders CBO
                              Corporation; and Senior Vice President and Manager of Investment Accounting of Delaware International
                              Holdings Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)


Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Joseph H. Hastings            Senior Vice President/Corporate Controller and
                              Treasurer of Delaware Management Holdings, Inc.,
                              DMH Corp., Delaware Management Company, Inc.,
                              Delaware Distributors, Inc., Delaware Capital
                              Management, Inc., Delaware Distributors, L.P.,
                              Delaware Service Company, Inc., Delaware
                              International Holdings Ltd., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), Delvoy, Inc. and Delaware Management
                              Business Trust; Senior Vice President/Corporate
                              Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Executive Vice President,
                              Chief Financial Officer and Treasurer of Delaware
                              Management Trust Company; Chief Financial Officer and Treasurer of Retirement Financial Services,
                              Inc.; Senior Vice President/Assistant Treasurer of
                              Founders CBO Corporation; and Treasurer of Lincoln
                              Funds Corporation

Michael T. Taggart            Vice President/Facilities Management and
                              Administrative Services of Delaware Management
                              Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Douglas L. Anderson           Senior Vice President/Operations of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), Delaware Investment and Retirement
                              Services, Inc. and Delaware Service Company, Inc.;
                              Senior Vice President/ Operations and Director of
                              Delaware Management Trust Company

James L. Shields              Senior Vice President/Chief Information Officer of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Service
                              Company, Inc. and Retirement Financial Services,
                              Inc.

Eric E. Miller                Senior Vice President, Assistant Secretary and
                              Deputy General Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Company, Inc.,
                              Delaware Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), Delaware Management Holdings, Inc., DMH
                              Corp., Delaware Distributors, L.P., Delaware
                              Distributors Inc., Delaware Service Company, Inc.,
                              Delaware Management Trust Company, Founders
                              Holdings, Inc., Delaware Capital Management, Inc.
                              and Retirement Financial Services, Inc.; Assistant
                              Secretary of Delaware Management Business Trust;
                              and Senior Vice President and Assistant Secretary of Delvoy, Inc.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Richelle S. Maestro           Vice President and Assistant Secretary of the
                              Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                              Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                              Delaware Investment Advisers (a series of Delaware
                              Management Business Trust), Delaware Management
                              Holdings, Inc., Delaware Distributors, L.P.,
                              Delaware Distributors, Inc., Delaware Service
                              Company, Inc., DMH Corp., Delaware Management
                              Trust Company, Delaware Capital Management, Inc.,
                              Retirement Financial Services, Inc., Founders
                              Holdings, Inc. and Delvoy, Inc.; Vice President and Secretary of Delaware International Holdings
                              Ltd.; and Secretary of Founders CBO Corporation

                              Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)              Vice President/Assistant Controller of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and Delaware Management Trust Company


Bruce A. Ulmer                Vice President/Director of LNC Internal Audit of
                              the Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                              Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                              Delaware Management Holdings, Inc., DMH Corp.,
                              Delaware Management Trust Company and Retirement
                              Financial Services, Inc.; Vice President/Director of Internal Audit of Delvoy, Inc.

Joel A. Ettinger(2)           Vice President/Director of Taxation of the
                              Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                              Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and
                              Delaware Management Holdings, Inc., Founders
                              Holdings, Inc. and Founders CBO Corporation

Christopher Adams             Vice President/Strategic Planning of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and Delaware Service Company, Inc.

Susan L. Hanson               Vice President/Strategic Planning of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and Delaware Service Company, Inc.

Dennis J. Mara(3)             Vice President/Acquisitions of Delaware Management
                              Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Scott Metzger                 Vice President/Business Development of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and Delaware Service Company, Inc.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Lisa O. Brinkley              Vice President/Compliance of the Registrant,
                              Delaware Management Company, Inc., each of the other funds in the Delaware Investments family, Delaware Management Company (a series of Delaware
                              Management Business Trust), DMH Corp., Delaware
                              Distributors, L.P., Delaware Distributors, Inc.,
                              Delaware Service Company, Inc., Delaware
                              Management Trust Company, Delaware Capital
                              Management, Inc. and Retirement Financial
                              Services, Inc.; Vice President/Compliance Officer of Delaware Management Business Trust; and Vice
                              President of Delvoy, Inc.

Mary Ellen Carrozza           Vice President/Client Services of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), Delaware Investment Advisers (a series of
                              Delaware Management Business Trust) and the
                              Registrant

Gerald T. Nichols             Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant, 20 other investment companies in the Delaware Investments family; Vice
                              President of Founders Holdings, Inc.; and
                              Treasurer, Assistant Secretary and Director of
                              Founders CBO Corporation

Paul A. Matlack               Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), 20 other investment companies in the Delaware Investments family; Vice President of
                              Founders Holdings, Inc.; and President and
                              Director of Founders CBO Corporation

Gary A. Reed                  Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), 17 investment companies in the Delaware
                              Investments family and Delaware Capital
                              Management, Inc.

Patrick P. Coyne              Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant, 17 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

Roger A. Early                Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant, 17 other investment companies in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------


Mitchell L. Conery(4)         Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant, 18 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

George H. Burwell             Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), the Registrant and 10 other investment companies in the Delaware
                              Investments family

John B. Fields                Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant, nine other investment companies in the Delaware Investments family, Delaware Capital Management, Inc. and Trustee of
                              Delaware Management Business Trust

Gerald S. Frey(5)             Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant, nine other investment companies in the Delaware Investments family

Christopher Beck(6)           Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant, nine other investment companies in the Delaware Investments family


Elizabeth H. Howell(7)        Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), the Registrant and seven other investment companies in the Delaware
                              Investments family

Andrew M. McCullagh, Jr.(8)   Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust) the Registrant and eight other investment companies in the Delaware
                              Investments family


Babak Zenouzi                 Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), the Registrant and 11 other investment companies in the Delaware
                              Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

J. Paul Dokas(9)              Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), the Registrant and one other investment company in the Delaware Investments family

Cynthia Isom                  Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), the Registrant and 17 other investment companies in the Delaware Investments family

Paul Grillo                   Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), Delaware Investment Advisers (a series of
                              Delaware Management Business Trust), the
                              Registrant and 19 other investment companies in the Delaware Investments family


Marshall T. Bassett(10)       Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), Delaware Investment Advisers (a series of
                              Delaware Management Business Trust), the
                              Registrant and nine other investment companies in the Delaware Investments family

John A. Heffern(11)           Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and nine other investment companies in the Delaware Investments family

Lori P. Wachs                 Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and nine other investment companies in the Delaware Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

(1)     SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
(2)     TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
(3)     CORPORATE CONTROLLER, IIS prior to July 1997.
(4)     INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
(5)     SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
(6)     SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
(7)     SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May
        1997.
(8) SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
(9) DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to February 1997.
(10)    VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.
(11) SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.

    (b) Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to The International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio and The International Mid-Cap Sub Portfolio. In addition, Delaware International also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware

Part C - Other Information
(continued)

Group Income Funds, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts primarily retirement plans and endowment funds.

    Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.


Name and Principal           Positions and Offices with Delaware International Advisers Ltd.
Business Address             and its Affiliates and Other Positions and Offices Held
------------------           ---------------------------------------------------------------
*Wayne A. Stork              Chairman, Chief Executive Officer and Director of  Delaware International
                             Holdings Ltd. and Delaware International Advisers Ltd.; Chairman of the Board,
                             President, Chief Executive Officer, Chief Investment Officer and
                             Director/Trustee of Delaware Management Company, Inc. and Delaware
                             Management Business Trust; Chairman of the Board, President, Chief Executive
                             Officer, Chief Investment Officer of Delaware Management Company (a series of Delaware Management Business Trust); Chairman of the Board, President,
                             Chief Executive Officer and Director of DMH Corp., Delaware Distributors,
                             Inc. and Founders Holdings, Inc.; Chairman, Chief Executive Officer and Chief
                             Investment Officer of Delaware Investment Advisers (a series of Delaware
                             Management Business Trust); Chairman of the Board and Director of the
                             Registrant, each of the other funds in the Delaware Investments family,
                             Delaware Management Holdings, Inc., and Delaware Capital Management, Inc.;
                             Chairman of Delaware Distributors, L.P.; President and Chief Executive Officer
                             of Delvoy, Inc.; and Director and/or Trustee of Delaware Service Company, Inc.
                             and Retirement Financial Services, Inc.


*Jeffrey J. Nick             Director of Delaware International Advisers Ltd.; President, Chief Executive
                             Officer and Director and/or Trustee of the Registrant and each of the other investment companies in the Delaware Investments family; President and
                             Director of Delaware Management Holdings, Inc.; President, Chief Executive
                             Officer and Director of Lincoln National Investment Companies, Inc.; and
                             President of Lincoln Funds Corporation


**David G. Tilles            Managing Director, Chief Investment Officer and Director of Delaware
                             International Advisers Ltd. and Chief Investment Officer and Director of
                             Delaware International Holdings, Ltd.

**G. Roger H. Kitson         Vice Chairman and Director of Delaware International Advisers Ltd.

**Ian G. Sims                Deputy Managing Director/ Chief Investment Officer/Global Fixed Income and
                             Director of Delaware International Advisers Ltd.

**John Emberson              Secretary, Compliance Officer, Finance Director and Director of Delaware
                             International Advisers Ltd.

*    Business address of each is 1818 Market Street, Philadelphia, PA 19103.
**   Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.


Part C - Other Information
(continued)


Name and Principal           Positions and Offices with Delaware International Advisers Ltd.
Business Address             and its Affiliates and Other Positions and Offices Held
------------------           ---------------------------------------------------------------
**Nigel G. May               Senior Portfolio Manager/Head of Pacific Basin Group and Director of Delaware
                             International Advisers Ltd.

**Elizabeth A. Desmond       Senior Portfolio Manager/Head of European Group and Director of Delaware
                             International Advisers Ltd.

*David K. Downes             Director of Delaware International Advisers Ltd.; Executive Vice President, Chief
                             Operating Officer, Chief Financial Officer and Director of Delaware Management
                             Company, Inc., DMH Corp, Delaware Distributors, Inc., Founders Holdings, Inc.
                             and Delvoy, Inc.; Executive Vice President, Chief Financial Officer, Chief
                             Administrative Officer and Trustee of Delaware Management Business Trust;
                             Executive Vice President, Chief Operating Officer and Chief Financial Officer of
                             the Registrant and each of the other funds in the Delaware Investments family,
                             Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware
                             Capital Management, Inc., Delaware Management Company (a series of Delaware
                             Management Business Trust), Delaware Investment Advisers (a series of Delaware
                             Management Business Trust) and Delaware Distributors, L.P.; President, Chief
                             Executive Officer, Chief Financial Officer and Director of Delaware Service
                             Company, Inc.; President, Chief Operating Officer, Chief Financial Officer and
                             Director of Delaware International Holdings Ltd.; Chairman, Chief Executive
                             Officer and Director of Retirement Financial Services, Inc.; Chairman and Director
                             of Delaware Management Trust Company; and Vice President of Lincoln Funds
                             Corporation

                             Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place,
                             Newtown Square, PA

*Richard G. Unruh, Jr.       President of Delaware Investment Advisers (a series of Delaware Management
                             Business Trust); Executive Vice President and Director/Trustee of Delaware
                             Management Company, Inc. and Delaware Management Business Trust; Executive
                             Vice President of the Registrant, each of the other funds in the Delaware
                             Investments family, Delaware Management Holdings, Inc., Delaware Capital
                             Management, Inc. and Delaware Management Company (a series of Delaware
                             Management Business Trust); and Director of Delaware International Advisers Ltd.

                             Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                             since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman
                             of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street,
                             Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                             Drive, Reston, VA

*    Business address of each is 1818 Market Street, Philadelphia, PA 19103.
**   Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.


Part C - Other Information
(continued)


Name and Principal           Positions and Offices with Delaware International Advisers Ltd.
Business Address             and its Affiliates and Other Positions and Offices Held
------------------           ---------------------------------------------------------------
*Richard J. Flannery         Senior Vice President/Corporate and International Affairs of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                             Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                             Distributors, Inc., Delaware Distributors, L.P., Delaware Management Trust
                             Company, Delaware Capital Management, Inc., Delaware Service Company,
                             Inc., Delaware Management Company (a series of Delaware Management
                             Business Trust), Delaware Investment Advisers (a series of Delaware
                             Management Business Trust) and Retirement Financial Services, Inc.; Executive
                             Vice President/Corporate & International Affairs and Director of Delaware
                             International Holdings Ltd.; Senior Vice President/ Corporate and International
                             Affairs and Director of Founders Holdings, Inc. and Delvoy, Inc.; Senior Vice
                             President of Founders CBO Corporation; and Director of Delaware International
                             Advisers Ltd.

                             Director, HYPPCO Finance Company Ltd.

                             Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA;
                             Director and Member of Executive Committee of Stonewall Links, Inc. since
                             1991, Bulltown Rd., Elverton, PA

*John C. E. Campbell         Director of Delaware International Advisers Ltd.; Executive Vice
                             President of Delaware Investment Advisers

*George M. Chamberlain, Jr.  Senior Vice President, Secretary and General Counsel of the Registrant, each of the other funds in the Delaware Investments family, Delaware Distributors, L.P.,
                             Delaware Management Company (a series of Delaware Management Business
                             Trust), Delaware Investment Advisers (a series of Delaware Management
                             Business Trust) and Delaware Management Holdings, Inc.; Senior Vice
                             President, General Counsel, Secretary and Director/Trustee of Delaware
                             Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware
                             Service Company, Inc., Founders Holdings, Inc., Delaware Capital Management,
                             Inc., Retirement Financial Services, Inc., Delvoy, Inc. and Delaware
                             Management Business Trust; Senior Vice President and Director of Delaware
                             International Holdings Ltd.; Executive Vice President, Secretary, General
                             Counsel and Director of Delaware Management Trust Company; Director of
                             Delaware International Advisers Ltd.; Secretary of Lincoln Funds Corporation


*       Business address of each is 1818 Market Street, Philadelphia, PA 19103.
**      Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.)


Part C - Other Information
(continued)


Name and Principal           Positions and Offices with the Manager and its
Business Address             Affiliates and Other Positions and Offices Held
------------------           -----------------------------------------------
*George E. Deming            Director of Delaware International Advisers Ltd.; Vice President/Senior Portfolio
                             Manager of Delaware Investment Advisers

**Timothy W. Sanderson       Senior Portfolio Manager, Deputy Compliance Officer, Director Equity Research,
                             Chief Investment Officer and Director of Delaware International Advisers Ltd.

**Clive A. Gillmore          Senior Portfolio Manager, Director U.S. Mutual Fund Liaison and Director of
                             Delaware International Advisers Ltd.

**Hamish O. Parker           Senior Portfolio Manager, Director U.S. Marketing Liaison and Director of
                             Delaware International Advisers Ltd.

**Gavin A. Hall              Senior Portfolio Manager of Delaware International Advisers Ltd.

**Robert Akester             Senior Portfolio Manager of Delaware International Advisers Ltd.

**Hywel Morgan               Senior Portfolio Manager of Delaware International Advisers Ltd.

*       Business address of each is 1818 Market Street, Philadelphia, PA 19103.
**      Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.


    (c) Lincoln Investment Management Company, Inc. serves as sub-adviser to The Real Estate Investment Trust Portfolio and The Real Estate Investment Trust Portfolio II. Lincoln Investment Management Company, Inc. also serves as sub-adviser to Delaware Group Adviser Funds, Inc. and investment manager to Lincoln National Convertible Securities Fund, Inc., Lincoln National Income Fund, Inc., Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc. and to other clients. Lincoln Investment Management Company, Inc. is registered with the Securities and Exchange Commission as an investment adviser and has acted as an investment adviser to investment companies for over 40 years.

Part C - Other Information
(continued)

    Information regarding the officers and directors of Lincoln Investment Management Company, Inc. and the positions they held during the past two years follows:


Name and Principal           Positions and Offices with Lincoln Investment Management Company,
Business Address             Inc. and its Affiliates and Other Positions and Offices Held
------------------           -----------------------------------------------------------------
*H. Thomas McMeekin          President & Director of Lincoln Investment Management, Inc., Lincoln
                             National Convertible Securities Fund, Inc. and Lincoln National Income Fund, Inc.;
                             President, Chief Executive Officer and Director of Lincoln National Mezzanine
                             Corporation; Executive Vice President (previously Senior Vice President) and Chief
                             Investment Officer of Lincoln National Corporation; and Director of The Lincoln
                             National Life Insurance Company, Lynch & Mayer, Inc. and Vantage Global
                             Advisors, Inc.


*Dennis A. Blume             Vice President of Lincoln Investment Management, Inc. and Lincoln National Realty
                             Corporation; and Director of Lynch & Mayer, Inc. and Vantage Global Advisors, Inc.


*Steven R. Brody             Senior Vice President and Director of Lincoln Investment Management, Inc.;
                             Director and Vice President of Lincoln National Mezzanine Corporation; Vice
                             President of The Lincoln National Life Insurance Company; Director of Lincoln
                             National Realty Corporation; Treasurer of Lincoln National Convertible Securities
                             Fund, Inc. and Lincoln National Income Fund, Inc.; and Assistant Treasurer of
                             Lincoln Financial Group, Inc., Lincoln National Aggressive Growth Fund, Inc.,
                             Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund,
                             Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset
                             Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln
                             National Health & Casualty Insurance Company, Lincoln National International
                             Fund, Inc., Lincoln National Life Reinsurance Company, Lincoln National Managed
                             Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National
                             Reassurance Company, Lincoln National Social Awareness Fund, Inc. and Lincoln
                             National Special Opportunities Fund, Inc.

*Ann L. Warner               Vice President of Lincoln Investment Management, Inc.; Second Vice President
                             of Lincoln Life & Annuity Company of New York; Director of Lincoln National
                             Convertible Securities Fund, Inc.; and Director and Vice President of Lincoln
                             National Income Fund, Inc.

*JoAnn E. Becker             Senior Vice President & Director of Lincoln Investment Management, Inc. and The
                             Lincoln National Life Insurance Company; and Director of LNC Equity Sales
                             Corporation, The Richard Leahy Corporation and Professional Financial Planning,
                             Inc.

*David A. Berry              Vice President of Lincoln Investment Management, Inc., Lincoln National
                             Convertible Securities Fund, Inc. and Lincoln National Income Fund, Inc.; and
                             Second Vice President of Lincoln Life & Annuity Company of New York

*   Business address is 200 East Berry Street, Fort Wayne, IN 46802.
**  Business address is 1300 S. Clinton Street, Fort Wayne, IN 46802.



Part C - Other Information
(continued)


Name and Principal           Positions and Offices with Lincoln Investment Management Company,
Business Address             Inc. and its Affiliates and Other Positions and Offices Held
------------------           -----------------------------------------------------------------




*Kathy E. Bowman             Vice President of Lincoln Investment Management, Inc.

*Philip C. Byrde             Vice President of Lincoln Investment Management, Inc.

*Patrick R. Chasey           Vice President of Lincoln Investment Management, Inc.

*Garrett W. Cooper           Vice President of Lincoln Investment Management, Inc.

*David C. Fischer            Vice President of Lincoln Investment Management, Inc. and
                             Lincoln National Income Fund, Inc.


*Robert C. Franzino          Vice President/Portfolio Manager of Lincoln Investment Management, Inc.


*Luc N. Girard               Vice President of Lincoln Investment Management, Inc. and The Lincoln National
                             Life Insurance Company

*Jennifer C. Hom             Vice President of Lincoln Investment Management, Inc.

*James M. Keefer             Vice President and Associate General Counsel of Lincoln Investment
                             Management, Inc.

*Timothy H. Kilfoil          Vice President of Lincoln Investment Management, Inc.

*Lawrence T. Kissko          Vice President of Lincoln Investment Management, Inc.; Vice President and
                             Director Lincoln National Realty Corporation; and Vice President of The Lincoln
                             National Life Insurance Company

*Howard R. Lodge             Vice President of Lincoln Investment Management, Inc.

*David J. Miller             Vice President of Lincoln Investment Management, Inc.

*David C. Patch              Vice President of Lincoln Investment Management, Inc.


*Ann L. Warner               Vice President of Lincoln Investment Management, Inc.



*  Business address is 200 East Berry Street, Fort Wayne, IN 46802.
** Business address is 1300 S. Clinton Street, Fort Wayne, IN 46802.


Part C - Other Information
(continued)


Name and Principal           Positions and Offices with Lincoln Investment Management Company,
Business Address             Inc. and its Affiliates and Other Positions and Offices Held
------------------           -----------------------------------------------------------------

*Janet C. Whitney            Vice President and Treasurer of Lincoln Investment Management, Inc.,
                             The Financial Alternative, Inc., Financial Alternative Resources, Inc., Financial
                             Choices, Inc., Financial Investments, Inc., Financial Investment Services, Inc., The
                             Financial Resources Department, Inc., Investment Alternatives, Inc., The Investment
                             Center, Inc., The Investment Group, Inc., LNC Administrative Services
                             Corporation, LNC Equity Sales Corporation, The Richard Leahy Corporation,
                             Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc.,
                             Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income
                             Fund, Inc., Lincoln National Global Assets Allocation Fund, Inc., Lincoln National
                             Growth and Income Fund, Inc., Lincoln National Health & Casualty Insurance
                             Company, Lincoln National Intermediaries, Inc., Lincoln National International
                             Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Management
                             Services, Inc., Lincoln National Mezzanine Corporation, Lincoln National Money
                             Market Fund, Inc. Lincoln National Realty Corporation, Lincoln National Risk
                             Management, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National
                             Special Opportunities Fund, Inc., Lincoln National Structured Settlement, Inc.,
                             Personal Financial Resources, Inc., Personal Investment Services, Inc., Special
                             Pooled Risk Administrators, Inc., Underwriters & Management Services, Inc.; Vice
                             President and Treasurer (previously Vice President and General Auditor) of Lincoln
                             National Corporation; and Assistant Treasurer of First Penn-Pacific Life Insurance
                             Company




*  Business address is 200 East Berry Street, Fort Wayne, IN 46802.
** Business address is 1300 S. Clinton Street, Fort Wayne, IN 46802.


Part C - Other Information
(continued)


Name and Principal           Positions and Offices with Lincoln Investment Management Company,
Business Address             Inc. and its Affiliates and Other Positions and Offices Held
------------------           -----------------------------------------------------------------

*C. Suzanne
Womack                       Corporate Secretary of Lincoln Investment Management, Inc., Corporate Benefit Systems Services
                             Corporation, The Financial Alternative, Inc., Financial Alternative Resources, Inc.,
                             Financial Choices, Inc., The Financial Resources Department, Inc., Financial Investment
                             Services, Inc., Financial Investments, Inc., Insurance Services, Inc., Investment
                             Alternatives, Inc., The Investment Center, Inc. (TN), The Investment Group, Inc., LNC
                             Administrative Services Corporation, LNC Equity Sales Corporation, The Richard Leahy
                             Corporation, Lincoln Life Improved Housing, Inc., Lincoln National (China) Inc.,
                             Lincoln National Convertible Securities Fund, Inc., Lincoln National Health & Casualty
                             Insurance Company, Lincoln National Income Fund, Inc., Lincoln National Intermediaries,
                             Inc., Lincoln National Life Reinsurance Company, Lincoln National Management Services,
                             Inc., Lincoln National Mezzanine Corporation, Lincoln National Realty Corporation,
                             Lincoln National Reassurance Company, Lincoln National Reinsurance Company (Barbados)
                             Limited, Lincoln National Reinsurance Company Limited, Lincoln National Risk
                             Management, Inc., Lincoln National Structured Settlement, Inc., Old Fort Insurance
                             Company, Ltd., Personal Financial Resources, Inc., Personal Investment Services, Inc.,
                             Professional Financial Planning, Inc., Reliance Life Insurance Company of Pittsburgh,
                             Special Pooled Risk Administrators, Inc. and Underwriters & Management Services, Inc.;
                             Vice President, Secretary and Director of Lincoln National Foundation, Inc.; Secretary
                             and Assistant Vice President of Lincoln National Corporation and The National Life
                             Insurance Company; and Assistant Secretary of Lincoln National Aggressive Growth Fund,
                             Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund,
                             Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset
                             Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National
                             International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money
                             Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National
                             Special Opportunities Fund, Inc., Lincoln National Variable Annuity Funds A & B and
                             Lincoln Life & Annuity Company of New York


*  Business address is 200 East Berry Street, Fort Wayne, IN 46802.
** Business address is 1300 S. Clinton Street, Fort Wayne, IN 46802.


Part C - Other Information
(continued)

Item 29. Principal Underwriters.

    (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

    (b) Information with respect to each director, officer or partner of principal underwriter:


Name and Principal                     Positions and Offices                          Positions and Offices
Business Address *                     with Underwriter                               with Registrant
------------------                     ---------------------                          ---------------------
Delaware Distributors, Inc.            General Partner                                None

Delaware Investment
Advisers                               Limited Partner                                None

Delaware Capital
Management, Inc.                       Limited Partner                                None

Wayne A. Stork                         Chairman                                       Chairman

Bruce D. Barton                        President and Chief Executive                  None
                                       Officer

David K. Downes                        Executive Vice President,                      Executive Vice President, Chief
                                       Chief Operating Officer                        Operating Officer and Chief
                                       and Chief Financial Officer                    Financial Officer

George M. Chamberlain, Jr.             Senior Vice President/Secretary/               Senior Vice President/
                                       General Counsel                                Secretary/General Counsel

Richard J. Flannery                    Senior Vice President/Corporate                Senior Vice President/
                                       and International Affairs                      Corporate and International Affairs

Joseph H. Hastings                     Senior Vice President/Corporate                Senior Vice President/
                                       Controller & Treasurer                         Corporate Controller

Terrence P. Cunningham                 Senior Vice President/Financial                None
                                       Institutions

Thomas E. Sawyer                       Senior Vice President/                         None
                                       National Sales Director

Mac McAuliffe                          Senior Vice President/Sales                    None
                                       Manager, Western Division


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)





Name and Principal                     Positions and Offices                          Positions and Offices
Business Address *                     with Underwriter                               with Registrant
------------------                     ---------------------                          ---------------------
J. Chris Meyer                         Senior Vice President/                         None
                                       Director Product Management

William M. Kimbrough                   Senior Vice President/Wholesaler               None


Daniel J. Brooks                       Senior Vice President/Wholesaler               None

Bradley L. Kolstoe                     Senior Vice President/Western                  None
                                       Division Sales Manager

Henry W. Orvin                         Senior Vice President/Eastern                  None
                                       Division Sales Manager

Michael P. Bishof                      Senior Vice President and Treasurer/           Senior Vice
                                       Manager, Investment Accounting                 President/Treasurer

Eric E. Miller                         Senior Vice President/Assistant                Senior Vice President/Assistant
                                       Secretary/Deputy                               Secretary/Deputy
                                       General Counsel                                General Counsel


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)


Name and Principal                     Positions and Offices                          Positions and Offices
Business Address *                     with Underwriter                               with Registrant
------------------                     ---------------------                          ---------------------
Richelle S. Maestro                    Vice President/                                Vice President/
                                       Assistant Secretary                            Assistant Secretary

Lisa O. Brinkley                       Vice President/Compliance                      Vice President/Compliance

Daniel H. Carlson                      Vice President/Strategic Marketing             None

Diane M. Anderson                      Vice President/Plan Record Keeping             None
                                       and Administration

Anthony J. Scalia                      Vice President/Defined Contribution            None
                                       Sales, SW Territory

Courtney S. West                       Vice President/Defined Contribution            None
                                       Sales, NE Territory

Denise F. Guerriere                    Vice President/Client Services                 None

Gordon E. Searles                      Vice President/Client Services                 None

Lori M. Burgess                        Vice President/Client Services                 None

Julia R. Vander Els                    Vice President/Participant Services            None

Jerome J. Alrutz                       Vice President/Retail Sales                    None

Scott Metzger                          Vice President/Business Development            Vice President/Business
                                                                                      Development

Larry Carr                             Vice President/Sales Manager                   None

Stephen C. Hall                        Vice President/Institutional Sales             None

Gregory J. McMillan                    Vice President/ National Accounts              None

Holly W. Reimel                        Senior Vice President/Manager,                 None
                                       National Accounts

Christopher H. Price                   Vice President/Manager,                        None
                                       Insurance

Stephen J. DeAngelis                   Senior Vice President, National                None
                                       Director/Manager Account Services


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)


Name and Principal                     Positions and Offices                          Positions and Offices
Business Address *                     with Underwriter                               with Registrant
------------------                     ---------------------                          ---------------------
Andrew W. Whitaker                     Vice President/Financial Institutions          None

Jesse Emery                            Vice President/ Marketing                      None
                                       Communications

Darryl S. Grayson                      Vice President, Broker/Dealer                  None
                                       Internal Sales

Dinah J. Huntoon                       Vice President/Product                         None
                                       Manager Equity

Soohee Lee                             Vice President/Fixed Income                    None
                                       Product Management

Michael J. Woods                       Vice President/UIT Product                     None
                                       Management

Ellen M. Krott                         Vice President/Marketing                       None

Dale L. Kurtz                          Vice President/Marketing Support               None

David P. Anderson                      Vice President/Wholesaler                      None

Lee D. Beck                            Vice President/Wholesaler                      None

Gabriella Bercze                       Vice President/Wholesaler                      None

Larry D. Birdwell                      Vice President/Wholesaler                      None

Terrence L. Bussard                    Vice President/Wholesaler                      None

William S. Carroll                     Vice President/Wholesaler                      None

William L. Castetter                   Vice President/Wholesaler                      None

Thomas J. Chadie                       Vice President/Wholesaler                      None

Joseph Gallagher                       Vice President/Wholesaler                      None

Thomas C. Gallagher                    Vice President/Wholesaler                      None

Douglas R. Glennon                     Vice President/Wholesaler                      None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)


Name and Principal                     Positions and Offices                          Positions and Offices
Business Address *                     with Underwriter                               with Registrant
------------------                     ---------------------                          ---------------------
Ronald A. Haimowitz                    Vice President/Wholesaler                      None

Edward J. Hecker                       Vice President/Wholesaler                      None

Christopher L. Johnston                Vice President/Wholesaler                      None

Michael P. Jordan                      Vice President/Wholesaler                      None

Jeffrey A. Keinert                     Vice President/Wholesaler                      None

Thomas P. Kennett                      Vice President/ Wholesaler                     None

Theodore T. Malone                     Vice President/Wholesaler                      None

Debbie A. Marler                       Vice President/Wholesaler                      None

Nathan W. Medin                        Vice President/Wholesaler                      None

Roger J. Miller                        Vice President/Wholesaler                      None

Andrew Morris                          Vice President/Wholesaler                      None

Patrick L. Murphy                      Vice President/Wholesaler                      None

Scott Naughton                         Vice President/Wholesaler                      None

Stephen C. Nell                        Vice President/Wholesaler                      None

Julia A. Nye                           Vice President/Wholesaler                      None

Joseph T. Owczarek                     Vice President/Wholesaler                      None

Mary Ellen Pernice-Fadden              Vice President/Wholesaler                      None

Mark A. Pletts                         Vice President/Wholesaler                      None

Philip G. Rickards                     Vice President/Wholesaler                      None

Laura E. Roman                         Vice President/Wholesaler                      None

Linda Schulz                           Vice President/Wholesaler                      None

Edward B. Sheridan                     Vice President/Wholesaler                      None

Robert E. Stansbury                    Vice President/Wholesaler                      None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)


Name and Principal                     Positions and Offices                          Positions and Offices
Business Address *                     with Underwriter                               with Registrant
------------------                     ---------------------                          ---------------------
Julia A. Stanton                       Vice President/Wholesaler                      None

Larry D. Stone                         Vice President/Wholesaler                      None

Edward J. Wagner                       Vice President/Wholesaler                      None

Wayne W. Wagner                        Vice President/Wholesaler                      None

John A. Wells                          Vice President/Marketing                       None
                                       Technology

Scott Whitehouse                       Vice President/Wholesaler                      None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

             (c)      Inapplicable.

Item 30.     Location of Accounts and Records.

             All accounts and records are maintained in the Philadelphia office at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.     Management Services.  None.

Item 32.     Undertakings.

             (a)      Not Applicable.

             (b)      Not Applicable.

             (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

             (d)      Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of August, 1998. DELAWARE POOLED TRUST, INC.


                                                         By    /s/Wayne A. Stork
                                                            --------------------
                                                               Wayne A. Stork
                                                                 Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


         Signature                                 Title                              Date
--------------------------               --------------------------             ---------------
 /s/Wayne A. Stork                       Chairman and Director                  August 27, 1998
--------------------------
Wayne A. Stork



/s/David K. Downes                       Executive Vice President/Chief
--------------------------               Operating Officer/Chief Financial
David K. Downes                          Officer (Principal Financial Officer
                                         and Principal Accounting Officer)      August 27, 1998
/s/Walter P. Babich      *
--------------------------
Walter P. Babich                         Director                               August 27, 1998

/s/Anthony D. Knerr      *
--------------------------               Director                               August 27, 1998
Anthony D. Knerr

/s/Ann R. Leven          *
--------------------------               Director                               August 27, 1998
Ann R. Leven

/s/W. Thacher Longstreth *
--------------------------               Director                               August 27, 1998
W. Thacher Longstreth

/s/ Thomas F. Madison    *
--------------------------               Director                               August 27, 1998
Thomas F. Madison

/s/Jeffrey J. Nick       *
--------------------------               Director                               August 27, 1998
Jeffrey J. Nick

/s/Charles E. Peck       *
--------------------------               Director                               August 27, 1998
Charles E. Peck

/s/John H. Durham        *
--------------------------               Director                               August 27, 1998
John H. Durham


                             * By /s/Wayne A. Stork
                                 --------------------------
                                 Wayne A. Stork
                               as Attorney-in-Fact
                        for each of the persons indicated



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS



Exhibit No.            Exhibit
-----------            -------

EX-99.B11              Consent of Auditors

EX-27                  Financial Data Schedules